                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03605
                                  ---------------------------

                          Northern Institutional Funds
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                          Northern Institutional Funds
                             50 South LaSalle Street
                                Chicago, IL 60675
          ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-7547
                                                          ---------------

                      Date of fiscal year end: November 30
                                              ------------

                   Date of reporting period: August 31, 2004
                                            ----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Schedule of Investments.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INTERNATIONAL BOND PORTFOLIO

                                                             PRINCIPAL
                                                               AMOUNT      VALUE
                                                            (000S)/(1)/   (000S)
--------------------------------------------------------------------------------
DEBT OBLIGATIONS - 86.8%
--------------------------------------------------------------------------------
British Pound Sterling - 6.9%
   Treasury of Great Britain,
      7.50%, 12/7/06                                              175     $  334
      7.25%, 12/7/07                                              140        270
--------------------------------------------------------------------------------
                                                                             604
--------------------------------------------------------------------------------
Danish Kroner - 4.0%
   Kingdom of Denmark,
      8.00%, 3/15/06                                            2,000        354
--------------------------------------------------------------------------------
Euro - 57.0%
   Austria Government Bond,
      5.00%, 1/15/08                                              300        389
   Deutsche Bundesrepublik,
      5.38%, 1/4/10                                               300        400
      6.50%, 7/4/27                                               300        459
   European Investment Bank,
      3.50%, 10/15/05                                             200        247
      2.63%, 10/15/07                                             140        169
   Finnish Government,
      2.75%, 7/4/06                                               110        135
      5.00%, 4/25/09                                              210        275
   Freddie Mac,
      4.63%, 2/15/07                                              155        197
   Irish Government Bond,
      5.00%, 4/18/13                                              280        368
   Italy Buoni Poliennali Del Tesoro,
      2.75%, 1/15/07                                              100        122
      3.50%, 1/15/08                                              225        279
   Kingdom of Belgium,
      5.75%, 9/28/10                                              280        380
   Kreditanstalt Wiederaufbau,
      3.50%, 11/15/05                                             200        246
      3.13%, 11/15/06                                             135        166
   Netherlands Government Bond,
      5.50%, 1/15/28                                              280        382
   Portugal Obrigacoes do Tesouro OT,
      3.00%, 7/17/06                                              300        368
   Spain Government Bond,
      3.20%, 1/31/06                                               25         31
      5.15%, 7/30/09                                              300        396
--------------------------------------------------------------------------------
                                                                           5,009
--------------------------------------------------------------------------------
Japanese Yen - 14.8%
   Japan Government Ten Year Bonds,
      2.40%, 6/20/07                                           30,000     $  291
      1.50%, 3/20/12                                           50,000        461
   Japan Government Twenty Year Bonds,
      1.90%, 3/22/21                                           30,000        271
   Japan Government Two Year Bond,
      0.10%, 10/20/05                                          30,000        275
--------------------------------------------------------------------------------
                                                                           1,298
--------------------------------------------------------------------------------
Swedish Krona - 4.1%
   Kingdom of Sweden,
      5.00%, 1/28/09                                            1,200        168
      9.00%, 4/20/09                                            1,200        195
--------------------------------------------------------------------------------
                                                                             363
--------------------------------------------------------------------------------
Total Debt Obligations
--------------------------------------------------------------------------------
(Cost $6,885)                                                              7,628

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 11.2%
--------------------------------------------------------------------------------
   Rabobank Nederland, London,
      Eurodollar Time Deposit,
      1.59%, 9/1/04                                              $980        980
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $980)                                                                  980

--------------------------------------------------------------------------------
Total Investments - 98.0%
--------------------------------------------------------------------------------
(Cost $7,865)                                                              8,608
   Other Assets less Liabilities - 2.0%                                      175
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                       $8,783

/(1)/ Principal amounts are stated in local currencies.

At August 31, 2004, the International Bond Portfolio's investments were diversified as follows:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                       PERCENTAGE
--------------------------------------------------------------------------------
Governments                                                              82.3%
Supranational Agencies and Corporate                                      5.6
Cash                                                                     12.1
--------------------------------------------------------------------------------
Total                                                                   100.0%

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

At August 31, 2004, the International Bond Portolio had outstanding forward foreign currency exchange contracts as follows:

--------------------------------------------------------------------------------
                  AMOUNT          IN          AMOUNT
CONTRACTS         (LOCAL       EXCHANGE       (LOCAL                  UNREALIZED
TO DELIVER      CURRENCY)        FOR        CURRENCY)   SETTLEMENT   GAIN/(LOSS)
CURRENCY          (000S)       CURRENCY       (000S)       DATE         (000S)
--------------------------------------------------------------------------------
Canadian
   Dollar            336    U.S. Dollar         253      10/18/04       $  2
Japanese Yen     232,662    U.S. Dollar       2,153      10/18/04        (18)
U.S. Dollar          271    Danish Kroner     1,631      10/18/04          5
U.S. Dollar          987    Euro                798      10/18/04         16
U.S. Dollar          204    Swedish Krona     1,518      10/18/04          1
--------------------------------------------------------------------------------
Total                                                                   $  6

Federal Tax Information:

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                          $7,865
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                    $  756
Gross tax depreciation of investments                                       (13)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                      $  743
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

BOND PORTFOLIO

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
PREFERRED STOCKS - 1.5%
--------------------------------------------------------------------------------
Agency - 1.5%
   Home Ownership Funding Corp.,/(1)/                          13,000    $ 5,799
--------------------------------------------------------------------------------
REITS - 0.0%
   ISTAR Financial, Inc.,                                       9,000        222
--------------------------------------------------------------------------------
Total Preferred Stocks
--------------------------------------------------------------------------------
(Cost $13,225)                                                             6,021

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.9%
--------------------------------------------------------------------------------
Automobile - 2.6%
   BMW Vehicle Owner Trust, Series 2003-A,
      Class A4,
      2.53%, 2/25/08                                           $1,500      1,496
   Capital Auto Receivables Asset Trust,
      Series 2003-1, Class A3A,
      2.75%, 4/16/07                                            2,100      2,107
   Honda Auto Receivables Owner Trust,
      Series 2004-2, Class A3,
      3.30%, 3/17/08                                            1,595      1,611
   Isuzu Auto Owner Trust, Series 2001-1,
      Class A4,
      5.31%, 1/22/07                                               44         44
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                           1,615      1,602
   Triad Auto Receivables Owner Trust,
      Series 2003-B, Class A3,
      2.48%, 3/12/08                                            1,610      1,609
   WFS Financial Owner Trust, Series 2004-2,
      Class A4,
      3.54%, 11/21/11                                           1,700      1,716
--------------------------------------------------------------------------------
                                                                          10,185
--------------------------------------------------------------------------------
Commercial Mortgage Services - 6.6%
   Chase Manhattan Bank-First Union National Bank,
      Series 1999-1, Class A2,
      7.44%, 8/15/31                                            4,000      4,591
   Citigroup Commercial Mortgage Trust,
      Series 2004-C1, Class A4,
      5.46%, 4/15/40                                            1,830      1,913
   CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                            2,105      2,312
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                          $  800    $   873
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2003-C1, Class A1,
      4.28%, 1/12/37                                            2,217      2,241
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2004-C2, Class A3,
      5.39%, 5/15/41                                            1,905      1,979
   Morgan Stanley Capital I, Series 2004-IQ7, Class A4,
      5.57%, 6/15/38                                            1,915      2,017
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP1, Class A4,
      6.66%, 2/15/33                                            2,675      3,010
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                            2,290      2,554
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C5, Class A2,
      3.99%, 6/15/35                                            2,620      2,504
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C6, Class A4,
      5.13%, 8/15/35                                            2,095      2,164
--------------------------------------------------------------------------------
                                                                          26,158
--------------------------------------------------------------------------------
Credit Card - 1.1%
   Bank One Issuance Trust, Series 2003-A9, Class A9,
      3.86%, 6/15/11                                            1,520      1,539
   Citibank Credit Card Issuance Trust,
      Series 2003-A8, Class A8,
      3.50%, 8/16/10                                            1,290      1,289
   Fleet Credit Card Master Trust II,
      Series 2002-C, Class A,
      2.75%, 4/15/08                                            1,410      1,416
--------------------------------------------------------------------------------
                                                                           4,244
--------------------------------------------------------------------------------
Home Equity - 0.7%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                              316        327
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                            1,300      1,302
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Class AF2,
      3.04%, 4/25/25                                            1,130      1,132
--------------------------------------------------------------------------------
                                                                           2,761
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.9% - CONTINUED
--------------------------------------------------------------------------------
Other - 0.9%
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                           $2,000    $ 2,000
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                            1,800      1,824
--------------------------------------------------------------------------------
                                                                           3,824
--------------------------------------------------------------------------------
Whole Loan - 2.0%
   PNC Mortgage Securities Corp., Collateral Strip
      Rate, Series 1996-PR1, Class A,/(1)/
      0.00%, 4/28/27                                               65         64
   Residential Accredit Loans, Inc.,
      Series 2001-QS18, Class A1,
      6.50%, 12/25/31                                           2,796      2,878
   Washington Mutual, Series 2003-AR7, Class A5,
      3.07%, 8/25/33                                            3,320      3,285
   Washington Mutual, Series 2004-AR4, Class A6,
      3.81%, 6/25/34                                            1,650      1,606
--------------------------------------------------------------------------------
                                                                           7,833
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $54,790)                                                            55,005

--------------------------------------------------------------------------------
CORPORATE BONDS - 32.0%
--------------------------------------------------------------------------------
Advertising - 0.2%
   Advanstar Communications, Inc.,
      12.00%, 2/15/11                                              150       160
   Donnelley (R.H.) Finance Corp. I,/(1)/
      10.88%, 12/15/12                                             500       591
--------------------------------------------------------------------------------
                                                                             751
--------------------------------------------------------------------------------
Agriculture - 0.6%
   Bunge Ltd. Finance Corp.,
      5.88%, 5/15/13                                             1,220     1,271
   Gold Kist, Inc.,/(1)/
      10.25%, 3/15/14                                              300       330
   Hines Nurseries, Inc.,
      10.25%, 10/1/11                                              500       525
   Seminis Vegetable Seeds, Inc.,
      10.25%, 10/1/13                                              250       278
--------------------------------------------------------------------------------
                                                                           2,404
--------------------------------------------------------------------------------
Apparel - 0.2%
   Levi Strauss & Co.,
      11.63%, 1/15/08                                          $   90    $    93
      12.25%, 12/15/12 +                                          150        156
   Phillips-Van Heusen, +
      7.25%, 2/15/11                                              355        366
--------------------------------------------------------------------------------
                                                                             615
--------------------------------------------------------------------------------
Auto Manufacturers - 1.0%
   DaimlerChrysler NA Holding Corp.,
      7.25%, 1/18/06                                              458        485
      4.05%, 6/4/08                                               530        534
      8.50%, 1/18/31                                            1,470      1,793
   Ford Motor Co., +
      7.45%, 7/16/31                                            1,045      1,025
   Navistar International Corp., +
      7.50%, 6/15/11                                               90         94
--------------------------------------------------------------------------------
                                                                           3,931
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.3%
   Collins & Aikman Products Co.,
      11.50%, 4/15/06                                             175        176
   Dana Corp.,
      6.50%, 3/1/09                                               280        297
   Delco Remy International, Inc., +
      9.38%, 4/15/12                                              125        127
   Goodyear Tire & Rubber (The) Co., +
      7.86%, 8/15/11                                               90         85
   RJ Tower Corp., +
      12.00%, 6/1/13                                              225        205
   Tenneco, Inc., +
      11.63%, 10/15/09                                            220        235
--------------------------------------------------------------------------------
                                                                           1,125
--------------------------------------------------------------------------------
Banks - 1.0%
   JP Morgan Chase & Co.,
      5.75%, 1/2/13                                               985      1,045
   Marshall & Ilsley Corp.,
      5.75%, 9/1/06                                               984      1,042
   RBS Capital Trust III, +
      5.51%, 9/30/14                                            1,890      1,916
--------------------------------------------------------------------------------
                                                                           4,003
--------------------------------------------------------------------------------
Building Materials - 0.1%
   Building Materials Corp. of America,/(1)/
      7.75%, 8/1/14                                                60         59

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 32.0% - CONTINUED
--------------------------------------------------------------------------------
Building Materials - 0.1% - (continued)
   Ply Gem Industries, Inc.,/(1)/
      9.00%, 2/15/12                                            $  250    $  251
--------------------------------------------------------------------------------
                                                                             310
--------------------------------------------------------------------------------
Chemicals - 0.6%
   Huntsman International Holdings LLC,
      0.00%, 12/31/09                                              175        89
   ISP Chemco, Inc.,
      10.25%, 7/1/11                                               500       556
   Lyondell Chemical Co.,
      9.63%, 5/1/07                                                360       385
   Nalco Co.,/(1)/ +
      8.88%, 11/15/13                                              340       367
   PolyOne Corp., +
      10.63%, 5/15/10                                              425       462
   Resolution Performance Products, Inc., +
      13.50%, 11/15/10                                             460       446
--------------------------------------------------------------------------------
                                                                           2,305
--------------------------------------------------------------------------------
Coal - 0.0%
   Foundation PA Coal Co.,/(1)/
      7.25%, 8/1/14                                                 40        42
--------------------------------------------------------------------------------
Commercial Services - 0.4%
   Coinmach Corp.,
      9.00%, 2/1/10                                                650       658
   Corrections Corp. of America,
      9.88%, 5/1/09                                                375       419
   Dollar Financial Group, Inc.,
      9.75%, 11/15/11                                              100       106
   Service Corp. International,
      7.70%, 4/15/09                                               120       127
   Williams Scotsman, Inc., +
      9.88%, 6/1/07                                                275       271
--------------------------------------------------------------------------------
                                                                           1,581
--------------------------------------------------------------------------------
Computers - 0.0%
   Stratus Technologies, Inc.,/(1)/
      10.38%, 12/1/08                                              145       131
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.1%
   Elizabeth Arden, Inc., +
      7.75%, 1/15/14                                               300       311
--------------------------------------------------------------------------------
Diversified Financial Services - 8.0%
   Alamosa Delaware, Inc., +
      11.00%, 7/31/10                                              175       192
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                            $1,760    $1,807
   Associates Corp. NA,
      6.25%, 11/1/08                                             1,090     1,195
   Boeing Capital Corp.,
      5.75%, 2/15/07                                               925       985
      5.80%, 1/15/13                                               625       668
   Capital One Bank, +
      4.88%, 5/15/08                                               685       711
   Chase Manhattan Corp.,
      7.13%, 2/1/07                                                230       253
   CIT Group, Inc.,
      5.00%, 2/13/14                                               625       621
   Citigroup, Inc.,
      5.63%, 8/27/12                                                 5         5
   Couche-Tard, +
      7.50%, 12/15/13                                              190       200
   Countrywide Home Loans, Inc.,
      4.25%, 12/19/07                                              400       409
      3.25%, 5/21/08 +                                             220       216
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                               345       357
      5.50%, 8/15/13                                               415       431
   Ford Motor Credit Co.,
      5.80%, 1/12/09                                             4,835     4,994
   General Electric Capital Corp.,
      6.75%, 3/15/32                                               925     1,051
   General Motors Acceptance Corp.,
      6.88%, 9/15/11                                             3,895     4,078
      8.00%, 11/1/31                                               970     1,005
   Goldman Sachs Group, Inc.,
      6.88%, 1/15/11                                             1,790     2,020
      5.25%, 4/1/13                                                410       418
   Household Finance Corp.,
      4.63%, 1/15/08                                               700       725
      6.38%, 11/27/12                                              935     1,035
      4.75%, 7/15/13                                             1,375     1,356
   International Lease Finance Corp.,
      2.95%, 5/23/06                                               435       435
      3.75%, 8/1/07                                                480       484
   iPCS Escrow Co.,/(1)/ +
      11.50%, 5/1/12                                               100       105

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 32.0% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 8.0% - (continued)
   Lehman Brothers Holdings, Inc.,
      6.63%, 2/5/06                                           $   625    $   658
      6.25%, 5/15/06                                            1,025      1,084
   Morgan Stanley,
      6.10%, 4/15/06                                              950      1,001
      3.63%, 4/1/08                                             1,160      1,161
      4.75%, 4/1/14                                             1,125      1,088
   National Rural Utilities Cooperative Finance Corp.,
      3.00%, 2/15/06                                              330        332
   SLM Corp., +
      3.63%, 3/17/08                                              525        528
   UGS Corp., /(1)/ +
      10.00%, 6/1/12                                               90         98
--------------------------------------------------------------------------------
                                                                          31,706
--------------------------------------------------------------------------------
Electric - 2.0%
   AES Corp., +
      9.50%, 6/1/09                                               425        473
   Appalachian Power Co.,
      3.60%, 5/15/08                                              520        517
   Aquila, Inc., +
      14.88%, 7/1/12                                              155        210
   Calpine Corp.,/(1)/ +
      8.50%, 7/15/10                                              375        294
   Calpine Generating Co. LLC,/(1)/ +
      7.35%, 4/1/10                                                50         47
      11.50%, 4/1/11                                              140        120
   CMS Energy Corp., +
      9.88%, 10/15/07                                             225        249
      8.50%, 4/15/11                                               75         81
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                               710        738
   Duke Energy Corp., +
      3.75%, 3/5/08                                               550        553
   Power Contract Financing LLC,/(1)/ +
      5.20%, 2/1/06                                               539        542
   Power Receivable Finance LLC,/(1)/ +
      6.29%, 1/1/12                                             1,513      1,569
   PSEG Energy Holdings, Senior Notes,
      10.00%, 10/1/09                                             240        279
   PSEG Power LLC, +
      6.95%, 6/1/12                                               300        333
   Public Service Electric & Gas,
      4.00%, 11/1/08                                          $ 1,020     $1,027
   Sierra Pacific Resources,/(1)/ +
      8.63%, 3/15/14                                               50         53
   South Carolina Electric & Gas,
      5.80%, 1/15/33                                              155        157
   TECO Energy, Inc., +
      7.20%, 5/1/11                                               350        368
   Wisconsin Electric Power,
      5.63%, 5/15/33                                              200        198
--------------------------------------------------------------------------------
                                                                           7,808
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.0%
   Superior Essex Communications
      LLC/Essex Group, Inc.,/(1)/
      9.00%, 4/15/12                                              125        123
--------------------------------------------------------------------------------
Electronics - 0.1%
   Dresser, Inc.,
      9.38%, 4/15/11                                              100        108
   PerkinElmer, Inc.,
      8.88%, 1/15/13                                              125        139
   Stoneridge, Inc.,
      11.50%, 5/1/12                                              275        320
--------------------------------------------------------------------------------
                                                                             567
--------------------------------------------------------------------------------
Entertainment - 0.3%
   AMC Entertainment, Inc.,/(1)/ +
      8.00%, 3/1/14                                               250        233
   Cinemark, Inc., +
      0.00%, 3/15/14                                              160        110
   Isle of Capri Casinos, Inc., +
      7.00%, 3/1/14                                               260        257
   Mohegan Tribal Gaming Authority,/(1)/ +
      7.13%, 8/15/14                                              150        154
   Seneca Gaming Corp.,/(1)/ +
      7.25%, 5/1/12                                               130        133
   Six Flags, Inc.,
      9.63%, 6/1/14                                               125        116
--------------------------------------------------------------------------------
                                                                           1,003
--------------------------------------------------------------------------------
Environmental Control - 0.3%
   Allied Waste North America,
      9.25%, 9/1/12                                               200        225
      7.88%, 4/15/13 +                                            150        158
      7.38%, 4/15/14                                              110        107

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 32.0% - CONTINUED
--------------------------------------------------------------------------------
Environmental Control - 0.3% - (continued)
   Waste Management, Inc.,
      6.38%, 11/15/12                                        $  550       $  603
--------------------------------------------------------------------------------
                                                                           1,093
--------------------------------------------------------------------------------
Food - 1.1%
   Albertson's, Inc., +
      7.50%, 2/15/11                                          1,410        1,634
   Cadbury Schweppes US Finance LLC,/(1)/
      3.88%, 10/1/08                                            975          977
   Del Monte Corp.,
      9.25%, 5/15/11                                            490          544
   Delhaize America, Inc.,
      8.13%, 4/15/11                                            185          211
   Great Atlantic & Pac Tea Co., +
      7.75%, 4/15/07                                            210          189
   Pinnacle Foods Holding Corp.,/(1)/ +
      8.25%, 12/1/13                                            475          452
   Roundy's, Inc.,
      8.88%, 6/15/12                                            500          531
--------------------------------------------------------------------------------
                                                                           4,538
--------------------------------------------------------------------------------
Forest Products & Paper - 0.4%
   Appleton Papers, Inc.,/(1)/
      8.13%, 6/15/11                                            110          112
   Georgia-Pacific Corp., +
      8.88%, 2/1/10                                             380          445
   International Paper Co.,
      6.75%, 9/1/11                                             960        1,066
--------------------------------------------------------------------------------
                                                                           1,623
--------------------------------------------------------------------------------
Healthcare-Products - 0.0%
   Medical Device Manufacturing,/(1)/
      10.00%, 7/15/12                                           110          116
--------------------------------------------------------------------------------
Healthcare-Services - 0.2%
   Beverly Enterprises, Inc.,/(1)/
      7.88%, 6/15/14                                            225          234
   Pacificare Health Systems,
      10.75%, 6/1/09                                            500          580
   Triad Hospitals, Inc., +
      7.00%, 5/15/12                                            175          182
--------------------------------------------------------------------------------
                                                                             996
--------------------------------------------------------------------------------
Home Builders - 0.7%
   Hovnanian (K.) Enterprises, Inc., +
      7.75%, 5/15/13                                             90           95
      6.38%, 12/15/14                                           350          345
   KB Home, +
      5.75%, 2/1/14                                          $1,700       $1,653
   Meritage Homes Corp., +
      7.00%, 5/1/14                                              75           74
   Standard-Pacific Corp.,
      6.25%, 4/1/14                                             175          168
   WCI Communities, Inc.,
      10.63%, 2/15/11                                           325          366
   William Lyon Homes, Inc.,
      10.75%, 4/1/13                                            140          160
--------------------------------------------------------------------------------
                                                                           2,861
--------------------------------------------------------------------------------
Insurance - 1.0%
   American International Group, Inc.,
      4.25%, 5/15/13                                            655          631
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09 +                                         1,200        1,172
      5.10%, 4/15/14                                          2,055        2,081
--------------------------------------------------------------------------------
                                                                           3,884
--------------------------------------------------------------------------------
Iron/Steel - 0.0%
   International Steel Group, Inc.,/(1)/ +
      6.50%, 4/15/14                                            200          193
--------------------------------------------------------------------------------
Leisure Time - 0.1%
   AMF Bowling Worldwide,/(1)/
      10.00%, 3/1/10                                            225          234
   True Temper Sports, Inc., +
      8.38%, 9/15/11                                            275          256
--------------------------------------------------------------------------------
                                                                             490
--------------------------------------------------------------------------------
Lodging - 0.5%
   Aztar Corp.,/(1)/ +
      7.88%, 6/15/14                                            135          138
   Hammons (John Q.) Hotels, Inc.,
      8.88%, 5/15/12                                            500          556
   Mandalay Resort Group,
      6.50%, 7/31/09                                            275          285
      7.63%, 7/15/13 +                                          160          165
   MGM Mirage, +
      8.38%, 2/1/11                                             360          391
   Premier Entertainment Biloxi LLC /
   Premier Finance Biloxi Corp., /(1)/
      10.75%, 2/1/12                                            200          209
   Starwood Hotels & Resorts Worldwide, Inc., +
      7.88%, 5/1/12                                             100          112

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 32.0% - CONTINUED
--------------------------------------------------------------------------------
Lodging - 0.5% - (continued)
   Station Casinos, Inc., +
      6.88%, 3/1/16                                          $   90      $    90
--------------------------------------------------------------------------------
                                                                           1,946
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.1%
   Joy Global, Inc.,
      8.75%, 3/15/12                                            500          564
--------------------------------------------------------------------------------
Machinery - Diversified - 0.0%
   Manitowoc Co.,
      10.50%, 8/1/12                                            160          182
--------------------------------------------------------------------------------
Media - 3.8%
   American Media Operation, Inc., Series B,
      10.25%, 5/1/09                                            500          524
   Cablevision Systems Corp.,/(1)/ +
      8.00%, 4/15/12                                            150          154
   Charter Communications Holdings II LLC, +
      10.25%, 9/15/10                                           260          268
   Charter Communications Holdings LLC,
      8.63%, 4/1/09                                             190          151
      0.00%, 1/15/10                                             40           32
      11.13%, 1/15/11                                           120          100
   Charter Communications Holdings LLC,
      Senior Notes,
      10.75%, 10/1/09                                           350          294
      10.00%, 5/15/11                                            50           40
   Comcast Cable Communications,
      6.38%, 1/30/06                                          1,938        2,029
      6.75%, 1/30/11 +                                          650          720
   Comcast Corp., +
      7.05%, 3/15/33                                            505          551
   COX Communications, Inc.,
      7.75%, 8/15/06                                            320          344
   CSC Holdings, Inc.,/(1)/
      6.75%, 4/15/12                                            250          249
   Dex Media East LLC/
      Dex Media East Finance Co., +
      12.13%, 11/15/12                                           19           23
   DirecTV Holdings LLC,
      8.38%, 3/15/13                                            200          227
   Echostar DBS Corp., +
      6.38%, 10/1/11                                            355          356
   Houghton Mifflin Co.,
      9.88%, 2/1/13                                             400          417
   Kabel Deutschland GmbH,/(1)/
      10.63%, 7/1/14                                         $  130      $   133
   Liberty Group Operating, Inc.,
      9.38%, 2/1/08                                             275          277
   Mediacom Broadband LLC, +
      11.00%, 7/15/13                                           540          585
   News America Holdings, Inc.,
      7.60%, 10/11/15                                           740          880
   News America, Inc., +
      6.63%, 1/9/08                                             300          328
   Reader's Digest Association (The), Inc., +
      6.50%, 3/1/11                                             275          278
   Time Warner, Inc.,
      6.13%, 4/15/06 +                                          635          667
      6.15%, 5/1/07                                             700          750
      6.75%, 4/15/11                                            700          776
      6.95%, 1/15/28                                          1,250        1,318
   Univision Communications, Inc.,
      3.50%, 10/15/07                                           565          562
      3.88%, 10/15/08                                           605          604
   Viacom, Inc., +
      5.50%, 5/15/33                                            905          841
   Young Broadcasting, Inc., +
      10.00%, 3/1/11                                            455          465
--------------------------------------------------------------------------------
                                                                          14,943
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 0.1%
   Wolverine Tube, Inc.,
      10.50%, 4/1/09                                            190          208
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 0.2%
   General Electric Co.,
      5.00%, 2/1/13                                             320          329
   Park-Ohio Industries, Inc.,
      9.25%, 12/1/07                                            350          355
   Trinity Industries, Inc.,/(1)/
      6.50%, 3/15/14                                            250          240
--------------------------------------------------------------------------------
                                                                             924
--------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
   Xerox Corp., +
      7.63%, 6/15/13                                            275          292
--------------------------------------------------------------------------------
Oil & Gas - 1.8%
   Anadarko Petroleum Corp.,
      6.13%, 3/15/12                                            480          525

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 32.0% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 1.8% - (continued)
   Chesapeake Energy Corp.,/(1)/
      7.00%, 8/15/14                                            $  125    $  129
   Coastal Corp., +
      7.75%, 6/15/10                                               370       356
   Devon Energy Corp.,
      7.95%, 4/15/32                                               635       776
   Devon Financing Corp.,
      6.88%, 9/30/11                                               740       835
   Giant Industries, Inc.,
      11.00%, 5/15/12                                              185       209
   Magnum Hunter Resources, Inc., +
      9.60%, 3/15/12                                               719       811
   Pemex Project Funding Master Trust, +
      7.38%, 12/15/14                                            1,230     1,349
   Premcor Refining Group (The), Inc., +
      7.75%, 2/1/12                                                150       160
   Pride International, Inc.,/(1)/ +
      7.38%, 7/15/14                                                60        64
   Swift Energy Co.,
      9.38%, 5/1/12                                                750       825
   Valero Energy Corp.,
      6.88%, 4/15/12                                               450       502
      4.75%, 6/15/13                                               400       389
--------------------------------------------------------------------------------
                                                                           6,930
--------------------------------------------------------------------------------
Packaging & Containers - 0.1%
   Owens-Brockway,
      7.75%, 5/15/11                                                75        79
   Owens-Illinois, Inc., +
      8.10%, 5/15/07                                               240       252
--------------------------------------------------------------------------------
                                                                             331
--------------------------------------------------------------------------------
Pharmaceuticals - 0.0%
   Leiner Health Products, Inc.,/(1)/
      11.00%, 6/1/12                                                90        94
--------------------------------------------------------------------------------
Pipelines - 1.1%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                             1,275     1,333
   Duke Capital LLC, +
      5.50%, 3/1/14                                              1,485     1,482
   Dynegy Holdings, Inc.,
      9.88%, 7/15/10/(1)/                                          275       307
      8.75%, 2/15/12 +                                             150       150
   EL Paso Corp., +
      7.88%, 6/15/12                                            $  600    $  578
   Pacific Energy Partners LP,/(1)/
      7.13%, 6/15/14                                                40        42
   Williams Cos, Inc.,
      8.63%, 6/1/10                                                350       406
--------------------------------------------------------------------------------
                                                                           4,298
--------------------------------------------------------------------------------
Real Estate - 0.1%
   LNR Property Corp.,
      7.25%, 10/15/13                                              500       522
--------------------------------------------------------------------------------
REITS - 0.8%
   Felcor Lodging LP, +
      8.50%, 6/1/11                                                375       409
   Host Marriott LP, +
      7.13%, 11/1/13                                               350       356
   Meristar Hospitality Corp., +
      9.00%, 1/15/08                                               250       257
   Simon Property Group LP, +
      4.88%, 3/18/10                                             1,970     1,998
--------------------------------------------------------------------------------
                                                                           3,020
--------------------------------------------------------------------------------
Retail - 1.0%
   AmeriGas Partners LP,
      8.88%, 5/20/11                                               500       545
   Carrols Corp.,
      9.50%, 12/1/08                                               375       385
   Crew (J.) Intermediate LLC, +
      0.00%, 5/15/08                                               175       155
   Ferrellgas Partners LP,/(1)/ +
      6.75%, 5/1/14                                                 40        40
   Finlay Fine Jewelry Corp.,/(1)/ +
      8.38%, 6/1/12                                                200       213
   Friendly Ice Cream Corp., +
      8.38%, 6/15/12                                               275       266
   Office Depot, Inc., +
      6.25%, 8/15/13                                               940     1,004
   Penney (J.C.) Co., Inc.,
      9.00%, 8/1/12                                                210       252
   Petro Stopping Centers LP, +
      9.00%, 2/15/12                                               210       219
   Staples, Inc.,
      7.38%, 10/1/12                                               920     1,070
--------------------------------------------------------------------------------
                                                                           4,149
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 32.0% - CONTINUED
--------------------------------------------------------------------------------
Semiconductors - 0.2%
   AMI Semiconductor, Inc.,
      10.75%, 2/1/13                                          $  260    $    301
   Amkor Technology, Inc., +
      7.13%, 3/15/11                                             135         112
      7.75%, 5/15/13                                              90          76
   Freescale Semiconductor, Inc.,/(1)/ +
      7.13%, 7/15/14                                             175         178
--------------------------------------------------------------------------------
                                                                             667
--------------------------------------------------------------------------------
Telecommunications - 2.9%
   AT&T Corp., +
      7.30%, 11/15/11                                            360         392
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                              225         249
      7.88%, 3/1/11                                              220         259
      8.75%, 3/1/31                                              550         712
   Block Communications, Inc.,
      9.25%, 4/15/09                                             500         524
   Centennial Cellular Communication,
      10.13%, 6/15/13                                            220         226
   Insight Midwest LP, Senior Notes,
      10.50%, 11/1/10                                            300         325
   Nextel Communications, Inc.,
      7.38%, 8/1/15                                              340         355
   PanAmSat Corp.,/(1)/
      9.00%, 8/15/14                                              90          94
   Qwest Capital Funding, Inc.,
      6.38%, 7/15/08 +                                            90          80
      7.90%, 8/15/10 +                                            90          79
      7.25%, 2/15/11 +                                           190         162
   Qwest Services Corp.,/(1)/ +
      13.50%, 12/15/10                                           135         157
   Sprint Capital Corp.,
      7.63%, 1/30/11                                             785         903
      8.38%, 3/15/12 +                                           615         741
      8.75%, 3/15/32                                             900       1,139
   U.S. Unwired, Inc.,/(1)/ +
      10.00%, 6/15/12                                             90          92
   U.S. West Communications, Inc.,
      6.88%, 9/15/33                                             325         267
   UbiquiTel Operating Co.,
      9.88%, 3/1/11                                              100         103
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                          $2,075    $  2,202
   Verizon Wireless Capital LLC,
      5.38%, 12/15/06                                          2,180       2,292
--------------------------------------------------------------------------------
                                                                          11,353
--------------------------------------------------------------------------------
Textiles - 0.1%
   Simmons Co.,/(1)/ +
      7.88%, 1/15/14                                             275         283
--------------------------------------------------------------------------------
Transportation - 0.4%
   CSX Corp.,
      6.75%, 3/15/11                                             505         559
   Horizon Lines LLC,/(1)/
      9.00%, 11/1/12                                             265         279
   Norfolk Southern Corp., +
      7.25%, 2/15/31                                             400         461
   Overseas Shipholding Group,
      8.25%, 3/15/13                                             200         216
--------------------------------------------------------------------------------
                                                                           1,515
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $123,458)                                                          126,731

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 4.6%
--------------------------------------------------------------------------------
Banks - 0.1%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                             475         550
--------------------------------------------------------------------------------
Building Materials - 0.1%
   Ainsworth Lumber Co., Ltd.,/(1)/ +
   6.75%, 3/15/14                                                325         318
--------------------------------------------------------------------------------
Diversified Financial Services - 0.0%
   BCP Caylux Holdings Luxembourg SCA,/(1)/ +
      9.63%, 6/15/14                                             160         172
--------------------------------------------------------------------------------
Electronics - 0.0%
   Celestica, Inc., +
      7.88%, 7/1/11                                               60          63
--------------------------------------------------------------------------------
Forest Products & Paper - 0.1%
   Abitibi-Consolidated, Inc.,/(1)/
      7.75%, 6/15/11                                             310         317
--------------------------------------------------------------------------------
Iron/Steel - 0.1%
   IPSCO, Inc.,
      8.75%, 6/1/13                                              275         311
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 FIXED INCOME FORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 4.6% - CONTINUED
--------------------------------------------------------------------------------
Leisure Time - 0.2%
   Bombardier Recreational Products, Inc.,/(1)/ +
      8.38%, 12/15/13                                          $  400    $   412
   NCL Corp.,/(1)/
      10.63%, 7/15/14                                             225        232
--------------------------------------------------------------------------------
                                                                             644
--------------------------------------------------------------------------------
Mining - 0.2%
  Alcan, Inc., +
      6.13%, 12/15/33                                             595        612
--------------------------------------------------------------------------------
Oil & Gas - 0.7%
   Anadarko Finance Co.,
      7.50%, 5/1/31                                               490        596
   EnCana Corp.,
      4.75%, 10/15/13                                           1,090      1,074
      6.50%, 8/15/34                                              900        953
--------------------------------------------------------------------------------
                                                                           2,623
--------------------------------------------------------------------------------
Packaging & Containers - 0.0%
   Stone Container Finance,/(1)/ +
      7.38%, 7/15/14                                              125        129
--------------------------------------------------------------------------------
Retail - 0.1%
   Jean Coutu Group, Inc.,/(1)/ +
      7.63%, 8/1/12                                               125        129
      8.50%, 8/1/14                                               225        226
--------------------------------------------------------------------------------
                                                                             355
--------------------------------------------------------------------------------
Sovereign - 0.6%
   Mexico Government International Bond,
      6.38%, 1/16/13                                            2,285      2,399
--------------------------------------------------------------------------------
Telecommunications - 2.2%
   British Telecommunications PLC,
      8.38%, 12/15/10                                             275        331
      8.88%, 12/15/30 +                                           750        975
   Deutsche Telekom International Finance BV,
      8.25%, 6/15/05                                              425        444
      8.75%, 6/15/30                                              600        769
   France Telecom,
      9.00%, 3/1/11                                               705        841
   NTL Cable PLC,/(1)/ +
      8.75%, 4/15/14                                              200        208
   Rogers Wireless Communications, Inc., +
      6.38%, 3/1/14                                               275        263
   Royal KPN N.V.,
      8.00%, 10/1/10                                              925      1,100
   Telecom Italia Capital,/(1)/ +
      5.25%, 11/15/13                                          $1,020    $ 1,036
   Telefonica Europe BV,
      7.75%, 9/15/10                                            1,050      1,239
   Telefonos de Mexico SA de CV,
      4.50%, 11/19/08                                             770        774
   Vodafone Group PLC, +
      6.25%, 11/30/32                                             860        907
--------------------------------------------------------------------------------
                                                                           8,887
--------------------------------------------------------------------------------
Textiles - 0.0%
   INVISTA,/(1)/
      9.25%, 5/1/12                                               175        186
--------------------------------------------------------------------------------
Transportation - 0.2%
   CHC Helicopter Corp.,/(1)/
      7.38%, 5/1/14                                               125        126
   General Maritime Corp.,
      10.00%, 3/15/13                                             500        561
--------------------------------------------------------------------------------
                                                                             687
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $17,833)                                                            18,253

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 39.6%/(2)/
--------------------------------------------------------------------------------
Fannie Mae - 37.8%
      3.13%, 7/15/06 +                                          5,100      5,151
      3.75%, 5/17/07                                            1,870      1,885
      6.00%, 1/18/12                                            2,195      2,222
      6.25%, 5/15/29                                            2,950      3,284
   Interest Only Stripped Security, Series 278, Class 2,
      1.24%, 8/1/25                                                 -         78
   Pool #535982,
      7.50%, 5/1/31                                               388        417
   Pool #545437,
      7.00%, 2/1/32                                                41         44
   Pool #545757,
      7.00%, 6/1/32                                             6,781      7,245
   Pool #545814,
      6.50%, 8/1/32                                             1,921      2,023
   Pool #555750,
      5.00%, 9/1/18                                             1,046      1,068

FIXED INCOME PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 39.6%/(2)/ - CONTINUED
--------------------------------------------------------------------------------
Fannie Mae - 37.8% - (continued)
   Pool #585617,
      7.00%, 5/1/31                                          $     1    $      1
   Pool #667012,
      5.50%, 11/1/17                                           6,644       6,893
   Pool #703439,
      5.00%, 6/1/18                                            7,409       7,576
   Pool #713973,
      5.00%, 7/1/33                                            6,749       6,718
   Pool #725012,
      5.00%, 12/1/18                                           2,882       2,943
   Pool #725156,
      6.50%, 12/1/33                                           6,448       6,793
   Pool #725787,
      5.00%, 9/1/19                                           15,090      15,378
   Pool #733868,
      6.00%, 12/1/32                                           3,860       4,006
   Pool #740226,
      5.00%, 9/1/33                                            5,745       5,719
   Pool #756392,
      6.50%, 6/1/32                                              651         686
   Pool #765123,
      6.00%, 1/1/34                                            6,328       6,563
   Pool #770695,
      5.00%, 4/1/34                                            1,385       1,376
   Pool #771194,
      5.50%, 6/25/33                                          27,449      27,915
   Pool #772764,
      5.00%, 3/1/34                                            2,825       2,807
   Pool #775007,
      5.00%, 4/1/34                                            5,705       5,667
   Pool #779668,
      5.50%, 7/1/34                                              854         869
   Pool #780957,
      4.50%, 5/1/19                                           15,765      15,776
   Pool TBA,/(3)/
      6.00%, 10/15/34                                          8,100       8,358
--------------------------------------------------------------------------------
                                                                         149,461
--------------------------------------------------------------------------------
Freddie Mac - 0.8%
      4.75%, 12/8/10 +                                       $ 1,115    $  1,128
   Pool #C00910,
      7.50%, 1/1/30                                            1,873       2,017
--------------------------------------------------------------------------------
                                                                           3,145
--------------------------------------------------------------------------------
Government National Mortgage Association - 1.0%
   Pool #627123,
      5.50%, 3/15/34                                           3,776       3,854
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $155,463)                                                          156,460

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 5.9%
--------------------------------------------------------------------------------
U.S. Treasury Bonds - 1.5%
      6.88%, 8/15/25 +                                            35          44
      6.75%, 8/15/26 +                                           190         234
      5.38%, 2/15/31 +                                         5,375       5,723
--------------------------------------------------------------------------------
                                                                           6,001
--------------------------------------------------------------------------------
U.S. Treasury Notes - 4.4%
      2.50%, 5/31/06 +                                        10,410      10,446
      3.13%, 5/15/07 +                                         4,655       4,711
      3.63%, 7/15/09 +                                         1,960       1,988
--------------------------------------------------------------------------------
                                                                          17,145
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $22,783)                                                            23,146

                                                               NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 15.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(4)/                           61,082,322   61,082
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $61,082)                                                            61,082

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                              AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

BOND PORTFOLIO (continued)

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 3.7%
--------------------------------------------------------------------------------
   Rabobank Nederland, London,
      Eurodollar Time Deposit,
      1.59%, 9/1/04                                         $14,800    $ 14,800
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $14,800)                                                           14,800

--------------------------------------------------------------------------------
Total Investments - 116.7%
--------------------------------------------------------------------------------
(Cost $463,434)                                                         461,498
   Liabilities less Other Assets - (16.7)%                              (65,969)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $395,529

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of these securities amounted to approximately $20,009,000 or 5.1% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ When-Issued Security.
/(4)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

Federal Tax Information:

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $463,434
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $  7,055
Gross tax depreciation of investments                                    (8,991)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                    $ (1,936)
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

CORE BOND PORTFOLIO

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
PREFERRED STOCK - 0.8%
--------------------------------------------------------------------------------
Agency - 0.8%
   Home Ownership Funding Corp.,/(1)/                           2,000      $892
--------------------------------------------------------------------------------
Total Preferred Stock
--------------------------------------------------------------------------------
(Cost $1,515)                                                               892

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.2%
--------------------------------------------------------------------------------
Automobile - 1.5%
   Honda Auto Receivables Owner Trust,
      Series 2004-2, Class A3,
      3.30%, 3/17/08                                           $  440        444
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                             380        377
   Triad Auto Receivables Owner Trust,
      Series 2003-B, Class A3,
      2.48%, 3/12/08                                              395        395
   WFS Financial Owner Trust,
      Series 2004-2, Class A4,
      3.54%, 11/21/11                                             525        530
--------------------------------------------------------------------------------
                                                                           1,746
--------------------------------------------------------------------------------
Commercial Mortgage Services - 5.4%
   Citigroup Commercial Mortgage Trust,
      Series 2004-C1, Class A4,
      5.46%, 4/15/40                                              535        559
   CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                              410        450
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                             310        338
   GMAC Commercial Mortgage Securities, Inc.,
      Series 2002-C3, Class A2,
      4.93%, 7/10/39                                              640        657
   JP Morgan Chase Commercial Mortgage Securities
      Corp., Series 2003-C1, Class A1,
      4.28%, 1/12/37                                              462        467
   JP Morgan Chase Commercial Mortgage Securities
      Corp., Series 2004-C2, Class A3,
      5.39%, 5/15/41                                              540        561
   LB Commercial Conduit Mortgage Trust,
      Series 1999-C1, Class A2,
      6.78%, 6/15/31                                              375        419
   Morgan Stanley Capital I,
      Series 2004-IQ7, Class A4,
      5.57%, 6/15/38                                           $  540     $  569
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP1, Class A4,
      6.66%, 2/15/33                                              480        540
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                              415        463
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C5, Class A2,
      3.99%, 6/15/35                                              410        392
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C6, Class A4,
      5.13%, 8/15/35                                              715        738
--------------------------------------------------------------------------------
                                                                           6,153
--------------------------------------------------------------------------------
Credit Card - 2.7%
   Bank One Issuance Trust,
      Series 2003-A9, Class A9,
      3.86%, 6/15/11                                              605        613
   Citibank Credit Card Issuance Trust,
      Series 2003-A5, Class A5,
      2.50%, 4/7/08                                               500        499
   Citibank Credit Card Issuance Trust,
      Series 2003-A8, Class A8,
      3.50%, 8/16/10                                            1,030      1,029
   Household Affinity Credit Card Master
      Note Trust I, Series 2003-2, Class A,
      2.18%, 2/15/08                                              430        428
   MBNA Credit Card Master Note Trust,
      Series 2003-A6, Class A6,
      2.75%, 10/15/10                                             580        567
--------------------------------------------------------------------------------
                                                                           3,136
--------------------------------------------------------------------------------
Home Equity - 1.1%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                              319        330
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                              300        301
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Class AF2,
      3.04%, 4/25/25                                              215        215

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.2% - CONTINUED
--------------------------------------------------------------------------------
Home Equity - 1.1% - (continued)
   Residential Asset Securities,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                           $  375    $   374
--------------------------------------------------------------------------------
                                                                           1,220
--------------------------------------------------------------------------------
Other - 1.0%
   Chase Funding Mortgage Loan Asset-Backed
      Certificates, Series 2003-4, Class 1A3,
      2.73%, 9/25/24                                              280        279
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                              385        385
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                              520        527
--------------------------------------------------------------------------------
                                                                           1,191
--------------------------------------------------------------------------------
Whole Loan - 1.5%
   PNC Mortgage Securities Corp.,
      Collateral Strip Rate, Series 1996-PR1, Class A,/(1)/
      0.00%, 4/28/27                                               13         12
   Residential Accredit Loans, Inc.,
      Series 2001-QS18, Class A1,
      6.50%, 12/25/31                                             330        340
   Washington Mutual, Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                              515        510
   Washington Mutual, Series 2004-AR4,
      Class A6,
      3.81%, 6/25/34                                              850        827
--------------------------------------------------------------------------------
                                                                           1,689
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $15,149)                                                            15,135

--------------------------------------------------------------------------------
CORPORATE BONDS - 21.2%
--------------------------------------------------------------------------------
Agriculture - 0.2%
   Bunge Ltd. Finance Corp.,
      5.88%, 5/15/13                                              190        198
--------------------------------------------------------------------------------
Auto Manufacturers - 1.0%
   DaimlerChrysler NA Holding Corp.,
      7.25%, 1/18/06                                              250        265
      4.05%, 6/4/08                                               130        131
      8.50%, 1/18/31                                              370        451
   Ford Motor Co., +
      7.45%, 7/16/31                                           $  255    $   250
--------------------------------------------------------------------------------
                                                                           1,097
--------------------------------------------------------------------------------
Banks - 1.2%
   Bank of America Corp.,
      5.25%, 2/1/07                                               305        320
      3.25%, 8/15/08                                              110        109
   FleetBoston Financial Corp.,
      3.85%, 2/15/08                                              215        217
   Marshall & Ilsley Corp.,
      5.75%, 9/1/06                                               220        233
   RBS Capital Trust III, +
      5.51%, 9/30/14                                              525        532
--------------------------------------------------------------------------------
                                                                           1,411
--------------------------------------------------------------------------------
Beverages - 0.2%
   Grand Metropolitan Investment Corp.,
      Puttable 4/15/05 @ Par,
      7.45%, 4/15/35                                              220        273
--------------------------------------------------------------------------------
Diversified Financial Services - 8.3%
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                              515        529
   Associates Corp. NA,
      6.25%, 11/1/08                                              275        301
   Boeing Capital Corp.,
      5.75%, 2/15/07 +                                            230        245
      5.80%, 1/15/13                                              155        166
   Capital One Bank,
      4.88%, 5/15/08                                              165        171
   Chase Manhattan Corp.,
      7.13%, 2/1/07                                               260        286
   CIT Group, Inc., +
      5.00%, 2/13/14                                              150        149
   Citigroup, Inc.,
      5.63%, 8/27/12                                              470        502
   Countrywide Home Loans, Inc.,
      5.50%, 8/1/06                                               225        236
      4.25%, 12/19/07                                              50         51
      3.25%, 5/21/08                                               10         10
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                              115        119
   Ford Motor Credit Co.,
      5.80%, 1/12/09                                            1,325      1,369

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
CORE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 21.2% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 8.3% - (continued)
   General Electric Capital Corp.,
      6.00%, 6/15/12                                            $  235    $  257
      6.75%, 3/15/32                                               195       221
   General Motors Acceptance Corp.,
      6.88%, 9/15/11                                             1,060     1,110
      8.00%, 11/1/31                                               265       275
   Goldman Sachs Group, Inc.,
      3.88%, 1/15/09                                               200       200
      6.88%, 1/15/11                                               355       401
      5.25%, 4/1/13                                                130       132
   Household Finance Corp.,
      4.63%, 1/15/08                                               150       155
      6.38%, 11/27/12                                              115       127
      4.75%, 7/15/13                                               445       439
   International Lease Finance Corp.,
      2.95%, 5/23/06                                                95        95
      3.75%, 8/1/07                                                140       141
   JP Morgan Chase & Co.,
      5.75%, 1/2/13                                                235       249
   Lehman Brothers Holdings, Inc.,
      6.63%, 2/5/06                                                225       237
      7.00%, 2/1/08                                                150       166
   Morgan Stanley,
      6.10%, 4/15/06                                               225       237
      3.63%, 4/1/08                                                250       250
      4.75%, 4/1/14                                                415       401
   National Rural Utilities
      Cooperative Finance Corp.,
      4.75%, 3/1/14                                                150       150
   SLM Corp., +
      3.63%, 3/17/08                                               100       101
--------------------------------------------------------------------------------
                                                                           9,478
--------------------------------------------------------------------------------
Electric - 1.4%
   Alabama Power Co., +
      5.70%, 2/15/33                                               170       170
   Appalachian Power Co.,
      3.60%, 5/15/08                                                85        85
   Columbus Southern Power Co., +
      5.50%, 3/1/13                                                150       156
   Consolidated Edison Co. of New York,
      4.88%, 2/1/13                                                105       106
   Duke Energy Corp.,
      3.75%, 3/5/08                                             $  125    $  126
   Power Contract Financing LLC,/(1)/
      5.20%, 2/1/06                                                 86        87
   Power Receivable Finance LLC,/(1)/
      6.29%, 1/1/12                                                330       342
   PSEG Power LLC,
      6.95%, 6/1/12                                                305       338
   Public Service Electric & Gas,
      4.00%, 11/1/08                                               250       252
--------------------------------------------------------------------------------
                                                                           1,662
--------------------------------------------------------------------------------
Environmental Control - 0.2%
   Waste Management, Inc.,
      7.00%, 10/1/04                                               100       100
      6.38%, 11/15/12                                              140       154
--------------------------------------------------------------------------------
                                                                             254
--------------------------------------------------------------------------------
Food - 0.6%
   Albertson's, Inc., +
      7.50%, 2/15/11                                               370       429
   Cadbury Schweppes US Finance LLC,/(1)/
      3.88%, 10/1/08                                               255       255
--------------------------------------------------------------------------------
                                                                             684
--------------------------------------------------------------------------------
Forest Products & Paper - 0.2%
   International Paper Co.,
      6.75%, 9/1/11                                                240       266
--------------------------------------------------------------------------------
Insurance - 0.9%
   AIG SunAmerica Global Financing IX,/(1)/
      6.90%, 3/15/32                                               250       290
   Allstate Corp.,
      6.13%, 12/15/32                                              125       129
   American International Group, Inc.,
      4.25%, 5/15/13                                               100        96
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                                240       234
      5.10%, 4/15/14                                               335       339
--------------------------------------------------------------------------------
                                                                           1,088
--------------------------------------------------------------------------------
Media - 2.1%
   Comcast Cable Communications,
      6.38%, 1/30/06                                               240       251
      6.75%, 1/30/11                                               225       249
   News America Holdings, Inc.,
      7.60%, 10/11/15                                              200       238

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 21.2% - CONTINUED
--------------------------------------------------------------------------------
Media - 2.1% - (continued)
   News America, Inc., +
      6.63%, 1/9/08                                             $ 75     $    82
   Time Warner, Inc.,
      6.13%, 4/15/06                                             250         263
      6.15%, 5/1/07                                              150         161
      6.75%, 4/15/11                                             135         150
      6.95%, 1/15/28                                             470         495
   Univision Communications, Inc.,
      3.50%, 10/15/07                                            135         134
      3.88%, 10/15/08                                            135         135
   Viacom, Inc.,
      5.50%, 5/15/33                                             210         195
--------------------------------------------------------------------------------
                                                                           2,353
--------------------------------------------------------------------------------
Oil & Gas - 1.0%
   Anadarko Petroleum Corp.,
      6.13%, 3/15/12                                             125         137
   ConocoPhillips,
      5.90%, 10/15/32                                             70          71
   Devon Energy Corp.,
      7.95%, 4/15/32                                             170         208
   Devon Financing Corp.,
      6.88%, 9/30/11                                             150         169
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                            345         378
   Valero Energy Corp.,
      6.88%, 4/15/12                                             150         167
      4.75%, 6/15/13                                              50          49
--------------------------------------------------------------------------------
                                                                           1,179
--------------------------------------------------------------------------------
Pipelines - 0.6%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                             270         282
   Duke Capital LLC, +
      5.50%, 3/1/14                                              370         370
--------------------------------------------------------------------------------
                                                                             652
--------------------------------------------------------------------------------
REITS - 0.5%
   Simon Property Group LP,
      4.88%, 3/18/10                                             530         538
--------------------------------------------------------------------------------
Retail - 0.5%
   Office Depot, Inc., +
      6.25%, 8/15/13                                             230         246
   Staples, Inc.,
      7.38%, 10/1/12                                            $240     $   279
--------------------------------------------------------------------------------
                                                                             525
--------------------------------------------------------------------------------
Telecommunications - 1.9%
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                               50          55
      7.88%, 3/1/11                                               50          59
      8.13%, 5/1/12                                               25          30
      8.75%, 3/1/31                                              150         194
   Sprint Capital Corp.,
      7.63%, 1/30/11                                             170         196
      8.38%, 3/15/12                                             185         223
      8.75%, 3/15/32                                             200         253
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                             275         292
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                             260         286
   Verizon Wireless Capital LLC,
      5.38%, 12/15/06                                            540         568
--------------------------------------------------------------------------------
                                                                           2,156
--------------------------------------------------------------------------------
Transportation - 0.4%
   Caliber System, Inc.,
     7.80%, 8/1/06                                               160         174
   CSX Corp.,
      6.75%, 3/15/11                                             133         147
   Norfolk Southern Corp., +
      7.25%, 2/15/31                                             105         121
--------------------------------------------------------------------------------
                                                                             442
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $23,621)                                                            24,256

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 3.2%
--------------------------------------------------------------------------------
Banks - 0.1%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                             120         139
--------------------------------------------------------------------------------
Beverages - 0.2%
   Diageo Capital PLC,
      3.38%, 3/20/08                                             200         199
--------------------------------------------------------------------------------
Machinery - Diversified - 0.1%
   Ingersoll-Rand Co.,
      6.25%, 5/15/06                                             100         106
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

CORE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 3.2% - CONTINUED
--------------------------------------------------------------------------------
Mining - 0.1%
   Alcan, Inc., +
      6.13%, 12/15/33                                           $  150    $  154
--------------------------------------------------------------------------------
Oil & Gas - 0.6%
   Anadarko Finance Co.,
      7.50%, 5/1/31                                                130       158
   EnCana Corp.,
      4.75%, 10/15/13                                              240       237
      6.50%, 8/15/34                                               235       249
--------------------------------------------------------------------------------
                                                                             644
--------------------------------------------------------------------------------
Sovereign - 0.5%
   Mexico Government International Bond,
      6.38%, 1/16/13                                               545       572
--------------------------------------------------------------------------------
Telecommunications - 1.6%
   British Telecommunications PLC,
      8.38%, 12/15/10                                               25        30
      8.88%, 12/15/30                                              200       260
   Deutsche Telekom International Finance BV,
      8.75%, 6/15/30                                                20        26
   France Telecom,
      9.00%, 3/1/11                                                190       226
   Royal KPN N.V.,
      8.00%, 10/1/10                                               250       297
   Telecom Italia Capital,/(1)/ +
      5.25%, 11/15/13                                              260       264
   Telefonica Europe BV,
      7.75%, 9/15/10                                               270       319
   Telefonos de Mexico SA de CV,
      4.50%, 11/19/08                                              160       161
   Vodafone Group PLC,
      6.25%, 11/30/32                                              225       237
--------------------------------------------------------------------------------
                                                                           1,820
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $3,565)                                                              3,634

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 41.9%/(2)/
--------------------------------------------------------------------------------
Fannie Mae - 38.9%
      3.13%, 7/15/06                                             1,485     1,500
      3.75%, 5/17/07                                               520       524
      3.25%, 8/15/08 +                                             890       885
      6.63%, 11/15/10 +                                            500       570
      6.00%, 1/18/12                                               435       440
      6.25%, 5/15/29                                            $  775      $863
   Interest Only Stripped Security,
      Series 278, Class 2,
      1.24%, 8/1/25                                                  -        15
   Pool #535714,
      7.50%, 1/1/31                                                163       175
   Pool #545814,
      6.50%, 8/1/32                                                951     1,002
   Pool #545757,
      7.00%, 6/1/32                                                968     1,034
   Pool #555750,
      5.00%, 9/1/18                                              1,707     1,743
   Pool #651897,
      7.00%, 8/1/32                                                828       884
   Pool #656035,
      7.50%, 9/1/32                                                475       509
   Pool #667012,
      5.50%, 11/1/17                                             1,877     1,948
   Pool #703439,
      5.00%, 6/1/18                                              1,752     1,792
   Pool #713973,
      5.00%, 7/1/33                                              1,056     1,051
   Pool #720598,
      5.00%, 6/1/33                                                678       675
   Pool #725012,
      5.00%, 12/1/18                                               506       517
   Pool #725156,
      6.50%, 12/1/33                                             1,507     1,587
   Pool #725503,
      5.50%, 4/1/34                                              7,022     7,141
   Pool #725787,
      5.00%, 9/1/19                                              3,410     3,475
   Pool #733868,
      6.00%, 12/1/32                                             1,159     1,203
   Pool #740226,
      5.00%, 9/1/33                                              1,240     1,235
   Pool #765123,
      6.00%, 1/1/34                                              1,500     1,556
   Pool #770695,
      5.00%, 4/1/34                                                898       892
   Pool #772764,
      5.00%, 3/1/34                                                259       257

FIXED INCOME PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 41.9% - CONTINUED
--------------------------------------------------------------------------------
Fannie Mae - 38.9% - (continued)
   Pool #775007,
      5.00%, 4/1/34                                           $ 1,040    $ 1,033
   Pool #779668,
      5.50%, 7/1/34                                             1,098      1,116
   Pool #780957,
      4.50%, 5/1/19                                             3,995      3,998
   Pool TBA,/(3)/
      4.50%, 9/15/19                                              575        574
      5.00%, 9/15/19                                              900        917
      5.00%, 9/15/34                                              900        893
      6.50%, 9/15/34                                              125        131
      6.00%, 10/15/34                                           2,340      2,415
--------------------------------------------------------------------------------
                                                                          44,550
--------------------------------------------------------------------------------
Freddie Mac - 2.0%
      2.88%, 12/15/06 +                                         1,055      1,059
      4.25%, 7/15/09 +                                            770        789
      4.75%, 12/8/10 +                                            370        374
--------------------------------------------------------------------------------
                                                                           2,222
--------------------------------------------------------------------------------
Freddie Mac Gold - 0.0%
   Pool #G01186,
      7.50%, 2/1/31                                                38         40
--------------------------------------------------------------------------------
Government National Mortgage Association - 1.0%
   Pool #627123,
      5.50%, 3/15/34                                              965        985
   Pool TBA,/(3)/
      5.50%, 9/15/34                                              125        127
--------------------------------------------------------------------------------
                                                                           1,112
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $47,541)                                                            47,924

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 15.3%
--------------------------------------------------------------------------------
U.S. Treasury Bonds - 3.1%
      8.13%, 8/15/19 +                                            275        376
      7.88%, 2/15/21 +                                             70         95
      6.25%, 8/15/23 +                                            260        302
      6.88%, 8/15/25 +                                             85        106
      6.75%, 8/15/26 +                                            210        259
      6.50%, 11/15/26 +                                           420        505
      5.38%, 2/15/31 +                                          1,735      1,847
--------------------------------------------------------------------------------
                                                                           3,490
--------------------------------------------------------------------------------
U.S. Treasury Notes - 12.2%
      2.50%, 5/31/06 +                                        $ 6,250    $ 6,272
      2.63%, 11/15/06 +                                         1,470      1,474
      3.13%, 5/15/07 +                                          2,500      2,530
      2.63%, 3/15/09 +                                            800        780
      3.63%, 7/15/09 +                                          1,565      1,587
      4.25%, 11/15/13 +                                         1,345      1,362
--------------------------------------------------------------------------------
                                                                          14,005
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $17,246)                                                            17,495

                                                               NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 18.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(4)/                           21,220,023   21,220
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $21,220)                                                            21,220

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 8.2%
--------------------------------------------------------------------------------
   RaboBank Nederland, London,
      Eurodollar Time Deposit
      1.59%, 9/1/04                                          $9,382       9,382
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $9,382)                                                             9,382

--------------------------------------------------------------------------------
Total Investments - 122.3%
--------------------------------------------------------------------------------
(Cost $139,239)                                                         139,938
   Liabilities less Other Assets - (22.3)%                              (25,487)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $114,451

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of these securities amounted to approximately $2,142,000 or 1.9% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ When-Issued Security.
/(4)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                              AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CORE BOND PORTFOLIO (continued)

Federal Tax Information:

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $139,239
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $  1,600
Gross tax depreciation of investments                                      (901)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $    699
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                              AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

U.S. TREASURY INDEX PORTFOLIO

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 98.7%
--------------------------------------------------------------------------------
U.S. Treasury Bonds - 29.1%
      14.00%, 11/15/11                                         $  660    $   823
      12.50%, 8/15/14                                           1,000      1,414
      7.25%, 5/15/16 +                                            600        755
      9.00%, 11/15/18 +                                           700      1,018
      8.13%, 8/15/19 +                                            900      1,230
      8.75%, 8/15/20                                            1,000      1,446
      8.00%, 11/15/21 +                                         1,100      1,506
      6.25%, 8/15/23 +                                          1,500      1,742
      6.50%, 11/15/26 +                                         1,000      1,201
      6.13%, 11/15/27 +                                           700        807
      5.25%, 2/15/29 +                                            900        930
      6.25%, 5/15/30 +                                          1,500      1,769
--------------------------------------------------------------------------------
                                                                          14,641
--------------------------------------------------------------------------------
U.S. Treasury Notes - 69.6%
      1.63%, 9/30/05 +                                          2,000      1,993
      5.75%, 11/15/05 +                                         1,400      1,461
      1.88%, 12/31/05 +                                         1,500      1,495
      1.63%, 2/28/06 +                                          2,900      2,877
      2.00%, 5/15/06 +                                          1,700      1,693
      2.50%, 5/31/06 +                                            300        301
      7.00%, 7/15/06 +                                          1,900      2,061
      3.50%, 11/15/06 +                                         2,000      2,043
      6.25%, 2/15/07 +                                          1,100      1,196
      4.38%, 5/15/07 +                                            500        522
      6.13%, 8/15/07 +                                          1,300      1,424
      3.00%, 2/15/08 +                                          1,000      1,004
      2.63%, 5/15/08 +                                          2,000      1,976
      5.63%, 5/15/08 +                                          1,000      1,092
      3.13%, 10/15/08 +                                         1,400      1,401
      4.75%, 11/15/08 +                                         1,400      1,489
      3.00%, 2/15/09 +                                            200        198
      3.88%, 5/15/09 +                                            500        513
      3.63%, 7/15/09 +                                          1,300      1,319
      6.00%, 8/15/09 +                                            500        561
      6.50%, 2/15/10 +                                            900      1,036
      5.75%, 8/15/10 +                                            700        782
      5.00%, 2/15/11 +                                            400        431
      4.88%, 2/15/12 +                                          1,000      1,066
      4.00%, 11/15/12 +                                         1,400      1,406
      3.63%, 5/15/13 +                                         $1,550    $ 1,510
      4.25%, 11/15/13 +                                         1,000      1,012
      4.00%, 2/15/14 +                                            800        793
      4.75%, 5/15/14 +                                            350        367
--------------------------------------------------------------------------------
                                                                          35,022
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $49,002)                                                            49,663

                                                              NUMBER OF    VALUE
                                                               SHARES     (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 20.4%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                           10,270,815   10,271
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $10,271)                                                            10,271

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.5%
--------------------------------------------------------------------------------
   FHLB Discount Note,
      1.47%, 9/1/04                                            $244         244
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $244)                                                                 244

--------------------------------------------------------------------------------
Total Investments - 119.6%
--------------------------------------------------------------------------------
(Cost $59,517)                                                           60,178
   Liabilities less Other Assets - 19.6%                                 (9,882)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $50,296

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

Federal Tax Information:

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                         $59,517
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $   935
Gross tax depreciation of investments                                      (274)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $   661
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INTERMEDIATE BOND PORTFOLIO

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 16.3%
--------------------------------------------------------------------------------
Automobile - 2.3%
   BMW Vehicle Owner Trust, Series 2003-A,
      Class A3,
      1.94%, 2/25/07                                             $ 70     $   70
   Capital Auto Receivables Asset Trust,
      Series 2002-4, Class A4,
      2.64%, 3/17/08                                              255        256
   Honda Auto Receivables Owner Trust,
      Series 2004-2, Class A3,
      3.30%, 3/17/08                                              170        172
   Isuzu Auto Owner Trust, Series 2001-1,
      Class A4,
      5.31%, 1/22/07                                               53         53
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                             170        168
   WFS Financial Owner Trust, Series 2004-2,
      Class A4,
      3.54%, 11/21/11                                             235        237
--------------------------------------------------------------------------------
                                                                             956
--------------------------------------------------------------------------------
Commercial Mortgage Services - 7.7%
   Chase Manhattan Bank-First Union National
      Bank, Series 1999-1, Class A2,
      7.44%, 8/15/31                                              505        580
   Citigroup Commercial Mortgage Trust,
      Series 2004-C1, Class A4,
      5.46%, 4/15/40                                              205        214
   Commercial Mortgage Asset Trust,
      Series 1999-C1, Class A3, +
      6.64%, 1/17/32                                              460        513
   CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                              120        132
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                             295        322
   GMAC Commercial Mortgage Securities,
      Inc., Series 1999-C1, Class A2,
      6.18%, 5/15/33                                              125        136
   GMAC Commercial Mortgage Securities,
      Inc., Series 2002-C3, Class A2,
      4.93%, 7/10/39                                              200        205
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2003-C1,
      Class A1,
      4.28%, 1/12/37                                              177        179
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2004-C2,
      Class A3,
      5.39%, 5/15/41                                             $210     $  218
   LB Commercial Conduit Mortgage Trust,
      Series 1999-C1, Class A2,
      6.78%, 6/15/31                                               75         84
   Morgan Stanley Capital I, Series 2004-IQ7,
      Class A4,
      5.57%, 6/15/38                                              210        221
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                              125        139
   Wachovia Bank Commercial Mortgage
      Trust, Series 2003-C5, Class A2,
      3.99%, 6/15/35                                              140        134
   Wachovia Bank Commercial Mortgage
      Trust, Series 2003-C6, Class A4,
      5.13%, 8/15/35                                              115        119
--------------------------------------------------------------------------------
                                                                           3,196
--------------------------------------------------------------------------------
Credit Card - 2.9%
   Bank One Issuance Trust, Series 2002-A4,
      Class A4,
      2.94%, 6/16/08                                              210        211
   Bank One Issuance Trust, Series 2003-A9,
      Class A9,
      3.86%, 6/15/11                                               20         20
   Citibank Credit Card Issuance Trust,
      Series 2003-A3, Class A3, +
      3.10%, 3/10/10                                              245        243
   Citibank Credit Card Issuance Trust,
      Series 2003-A5, Class A5,
      2.50%, 4/7/08                                               345        345
   Fleet Credit Card Master Trust II,
      Series 2002-C, Class A,
      2.75%, 4/15/08                                              175        176
   MBNA Credit Card Master Note Trust,
      Series 2003-A6, Class A6,
      2.75%, 10/15/10                                             200        195
--------------------------------------------------------------------------------
                                                                           1,190
--------------------------------------------------------------------------------
Home Equity - 1.2%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                               82         85

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 16.3% - CONTINUED
--------------------------------------------------------------------------------
Home Equity - 1.2% - (continued)
   Chase Funding Mortgage Loan Asset-
      Backed Certificates, Series 2003-4,
      Class 1A2,
      2.14%, 5/25/36                                             $ 80     $   80
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                               80         80
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Class AF2,
      3.04%, 4/25/25                                               90         90
   Residential Asset Securities Corp.,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                              155        154
--------------------------------------------------------------------------------
                                                                             489
--------------------------------------------------------------------------------
Other - 0.9%
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                              160        160
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                              220        223
--------------------------------------------------------------------------------
                                                                             383
--------------------------------------------------------------------------------
Whole Loan - 1.3%
   Washington Mutual, Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                              190        188
   Washington Mutual, Series 2004-AR4,
      Class A6,
      3.81%, 6/25/34                                              380        370
--------------------------------------------------------------------------------
                                                                             558
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $6,725)                                                              6,772

--------------------------------------------------------------------------------
CORPORATE BONDS - 40.7%
--------------------------------------------------------------------------------
Agriculture - 0.2%
   Bunge Ltd. Finance Corp.,
      5.88%, 5/15/13                                               70         73
--------------------------------------------------------------------------------
Auto Manufacturers - 2.0%
   DaimlerChrysler NA Holding Corp.,
      7.25%, 1/18/06                                              160        169
      7.30%, 1/15/12                                              200        226
      6.50%, 11/15/13                                            $390     $  421
--------------------------------------------------------------------------------
                                                                             816
--------------------------------------------------------------------------------
Banks - 2.4%
   Bank of America Corp.,
      5.25%, 2/1/07                                               250        262
      3.88%, 1/15/08                                               40         41
      3.25%, 8/15/08                                              245        242
   FleetBoston Financial Corp.,
      3.85%, 2/15/08                                              145        147
   Marshall & Ilsley Corp.,
      5.75%, 9/1/06                                               111        117
   RBS Capital Trust III, +
      5.51%, 9/30/14                                              205        208
--------------------------------------------------------------------------------
                                                                           1,017
--------------------------------------------------------------------------------
Beverages - 0.4%
   Coca-Cola Enterprises, Inc., +
      5.38%, 8/15/06                                              150        157
--------------------------------------------------------------------------------
Diversified Financial Services - 19.4%
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                              205        210
   American General Finance Corp.,
      2.75%, 6/15/08                                               85         82
      5.38%, 10/1/12                                               90         94
   Associates Corp. NA,
      6.25%, 11/1/08                                              365        400
   Boeing Capital Corp.,
      5.75%, 2/15/07 +                                            150        160
      5.80%, 1/15/13 +                                             80         85
   Capital One Bank,
      4.88%, 5/15/08                                               60         62
   CIT Group, Inc., +
      5.00%, 2/13/14                                              140        139
   Citigroup, Inc.,
      5.50%, 8/9/06                                               350        368
      5.63%, 8/27/12                                              190        203
   Countrywide Home Loans, Inc.,
      5.50%, 8/1/06                                               274        287
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                              160        165
      6.50%, 1/15/12                                               95        105
      5.50%, 8/15/13                                               40         42

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INTERMEDIATE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 40.7% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 19.4% - (continued)
   Ford Motor Credit Co.,
      5.80%, 1/12/09                                             $475     $  491
      7.38%, 2/1/11                                               475        515
   General Electric Capital Corp.,
      5.00%, 6/15/07                                              340        357
   General Motors Acceptance Corp.,
      6.13%, 8/28/07                                              120        127
      6.88%, 9/15/11                                              590        618
   Goldman Sachs Group, Inc.,
      3.88%, 1/15/09                                              330        331
      6.88%, 1/15/11                                              140        158
   Household Finance Corp.,
      3.38%, 2/21/06 +                                            100        101
      4.63%, 1/15/08                                              500        518
      6.38%, 11/27/12                                             190        210
      4.75%, 7/15/13                                               50         49
   International Lease Finance Corp.,
      2.95%, 5/23/06 +                                             55         55
      3.75%, 8/1/07                                               105        106
   John Deere Capital Corp.,
      3.90%, 1/15/08                                               75         76
   JP Morgan Chase & Co.,
      7.13%, 2/1/07                                               125        137
      3.50%, 3/15/09 +                                            290        286
      5.75%, 1/2/13                                                15         16
   Lehman Brothers Holdings, Inc.,
      6.25%, 5/15/06                                               80         85
      7.00%, 2/1/08                                               335        371
   Morgan Stanley,
      6.10%, 4/15/06                                              125        132
      3.63%, 4/1/08                                               395        395
      4.75%, 4/1/14 +                                             150        145
   National Rural Utilities Cooperative
      Finance Corp.,
      4.75%, 3/1/14                                                85         85
      3.00%, 2/15/06                                              150        151
   SLM Corp., +
      3.63%, 3/17/08                                              120        121
--------------------------------------------------------------------------------
                                                                           8,038
--------------------------------------------------------------------------------
Electric - 2.0%
   Appalachian Power Co.,
      3.60%, 5/15/08                                             $ 75     $   75
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                                70         73
   Consolidated Edison Co. of New York,
      4.88%, 2/1/13                                                70         71
   Duke Energy Corp.,
      3.75%, 3/5/08                                                75         75
   Power Contract Financing LLC,/(1)/ +
      5.20%, 2/1/06                                                33         33
   Power Receivable Finance LLC,/(1)/ +
      6.29%, 1/1/12                                                87         90
   PSEG Power LLC, +
      6.95%, 6/1/12                                               180        200
   Public Service Electric & Gas,
      4.00%, 11/1/08                                               95         96
   Wisconsin Electric Power,
      4.50%, 5/15/13                                              125        123
--------------------------------------------------------------------------------
                                                                             836
--------------------------------------------------------------------------------
Environmental Control - 0.3%
   Waste Management, Inc.,
      7.00%, 10/1/04                                               50         50
      6.38%, 11/15/12                                              65         71
--------------------------------------------------------------------------------
                                                                             121
--------------------------------------------------------------------------------
Food - 0.8%
   Albertson's, Inc., +
      7.50%, 2/15/11                                              215        249
   Cadbury Schweppes US Finance LLC,/(1)/
      3.88%, 10/1/08                                               70         70
--------------------------------------------------------------------------------
                                                                             319
--------------------------------------------------------------------------------
Forest Products & Paper - 0.3%
   International Paper Co.,
      6.75%, 9/1/11                                               105        117
--------------------------------------------------------------------------------
Home Builders - 0.3%
   KB Home, +
      5.75%, 2/1/14                                               130        126
--------------------------------------------------------------------------------
Insurance - 0.7%
   Marsh & McLennan Cos, Inc.,
      3.63%, 2/15/08 +                                             90         91

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 40.7% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 0.7% - (continued)
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                             $110     $   107
      5.10%, 4/15/14                                             115         116
--------------------------------------------------------------------------------
                                                                             314
--------------------------------------------------------------------------------
Media - 3.6%
   Comcast Cable Communications,
      6.38%, 1/30/06 +                                           135         141
      6.75%, 1/30/11 +                                           410         454
   COX Communications, Inc.,
      6.88%, 6/15/05                                              75          77
   News America Holdings, Inc.,
      7.60%, 10/11/15                                            125         149
   Time Warner, Inc.,
      6.13%, 4/15/06 +                                            30          32
      6.15%, 5/1/07 +                                             75          80
      6.75%, 4/15/11 +                                           140         155
      6.88%, 5/1/12                                              195         217
   Univision Communications, Inc.,
      3.50%, 10/15/07                                             90          90
      3.88%, 10/15/08                                             90          90
--------------------------------------------------------------------------------
                                                                           1,485
--------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
   Pitney Bowes, Inc.,
      3.88%, 6/15/13                                              95          90
--------------------------------------------------------------------------------
Oil & Gas - 1.4%
   Anadarko Petroleum Corp.,
      6.13%, 3/15/12                                             125         137
   Devon Financing Corp.,
      6.88%, 9/30/11                                             125         141
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                            145         159
   Valero Energy Corp.,
      6.88%, 4/15/12                                             125         139
--------------------------------------------------------------------------------
                                                                             576
--------------------------------------------------------------------------------
Pipelines - 0.8%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                             130         136
   Duke Capital LLC,
      5.50%, 3/1/14                                              180         180
--------------------------------------------------------------------------------
                                                                             316
--------------------------------------------------------------------------------
REITS - 0.5%
   Simon Property Group LP,
      4.88%, 3/18/10                                            $205     $   208
--------------------------------------------------------------------------------
Retail - 1.0%
   Office Depot, Inc., +
      6.25%, 8/15/13                                              95         102
   Staples, Inc.,
      7.38%, 10/1/12                                             100         116
   Target Corp., +
      5.38%, 6/15/09                                             185         197
--------------------------------------------------------------------------------
                                                                             415
--------------------------------------------------------------------------------
Savings & Loans - 0.1%
   Washington Mutual Bank FA,
      6.88%, 6/15/11                                              50          57
--------------------------------------------------------------------------------
Telecommunications - 4.0%
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                               50          55
      7.88%, 3/1/11                                              150         177
      8.13%, 5/1/12                                              200         241
   Sprint Capital Corp.,
      7.63%, 1/30/11                                              40          46
      8.38%, 3/15/12 +                                           260         313
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                             230         244
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                             305         335
   Verizon Wireless Capital LLC, +
      5.38%, 12/15/06                                            240         253
--------------------------------------------------------------------------------
                                                                           1,664
--------------------------------------------------------------------------------
Transportation - 0.3%
   Caliber System, Inc.,
      7.80%, 8/1/06                                               55          60
   CSX Corp., +
      6.75%, 3/15/11                                              55          61
--------------------------------------------------------------------------------
                                                                             121
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $16,510)                                                            16,866

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 4.6%
--------------------------------------------------------------------------------
Banks - 0.2%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                              80          93
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INTERMEDIATE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 4.6% - CONTINUED
--------------------------------------------------------------------------------
Beverages - 0.6%
   Diageo Capital PLC,
      3.38%, 3/20/08                                            $  245    $  245
--------------------------------------------------------------------------------
Machinery - Diversified - 0.3%
   Ingersoll-Rand Co.,
      6.25%, 5/15/06                                               105       111
--------------------------------------------------------------------------------
Oil & Gas - 0.1%
   EnCana Corp.,
      4.75%, 10/15/13                                               45        44
--------------------------------------------------------------------------------
Sovereign - 0.6%
   Mexico Government International Bond, +
      6.38%, 1/16/13                                               245       257
--------------------------------------------------------------------------------
Telecommunications - 2.8%
   British Telecommunications PLC,
      8.38%, 12/15/10                                              365       440
   Deutsche Telekom International
      Finance BV,
      8.25%, 6/15/05                                               130       136
   France Telecom,
      9.00%, 3/1/11                                                 65        77
   Royal KPN N.V.,
      8.00%, 10/1/10                                               100       119
   Telecom Italia Capital,/(1)/ +
      5.25%, 11/15/13                                              130       132
   Telefonica Europe BV,
      7.75%, 9/15/10                                               125       147
   Telefonos de Mexico SA de CV,
      4.50%, 11/19/08                                              110       111
--------------------------------------------------------------------------------
                                                                           1,162
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $1,898)                                                              1,912

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 18.2%/(2)/
--------------------------------------------------------------------------------
Fannie Mae - 10.1%
      3.13%, 7/15/06 +                                             570       576
      2.38%, 2/15/07 +                                             940       930
      3.75%, 5/17/07                                               345       348
      6.00%, 1/18/12 +                                           1,110     1,124
      4.63%, 10/15/13                                              210       211
   Pool #725787,
      5.00%, 9/1/19                                                570       581
   Pool #736881,
      5.00%, 10/1/18                                            $  385    $  393
--------------------------------------------------------------------------------
                                                                           4,163
--------------------------------------------------------------------------------
Freddie Mac - 8.1%
      1.75%, 5/15/05                                               750       749
      1.50%, 8/15/05 +                                             655       651
      2.88%, 12/15/06 +                                            520       522
      4.88%, 3/15/07 +                                             565       593
      4.25%, 7/15/09 +                                             300       307
      4.75%, 12/8/10 +                                             315       319
      4.88%, 11/15/13 +                                            215       220
--------------------------------------------------------------------------------
                                                                           3,361
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $7,495)                                                              7,524

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 18.5%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 18.5%
      2.00%, 8/31/05 +                                           1,205     1,206
      2.50%, 5/31/06 +                                           2,400     2,408
      2.38%, 8/15/06 +                                           1,360     1,360
      2.63%, 11/15/06 +                                            405       406
      3.13%, 5/15/07 +                                             330       334
      2.63%, 3/15/09 +                                             640       624
      3.63%, 7/15/09 +                                             535       543
      5.00%, 8/15/11 +                                             415       446
      4.25%, 11/15/13 +                                            325       329
--------------------------------------------------------------------------------
                                                                           7,656
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $7,599)                                                              7,656

                                                              NUMBER OF   VALUE
                                                               SHARES     (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 36.6%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(3)/                           15,139,634   15,140
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $15,140)                                                            15,140

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.8%
--------------------------------------------------------------------------------
   RaboBank Nederland, London,
      Eurodollar Time Deposit,
      1.59%, 9/1/04                                           $348     $    348
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $348)                                                                 348

--------------------------------------------------------------------------------
Total Investments - 135.7%
--------------------------------------------------------------------------------
(Cost $55,715)                                                           56,218
   Liabilities less Other Assets - 35.7%                                (14,783)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 41,435

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of these securities amounted to approximately $325,000 or 0.8% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

Federal Tax Information:

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                         $55,715
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $   597
Gross tax depreciation of investments                                       (94)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $   503
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SHORT-INTERMEDIATE BOND PORTFOLIO

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.4%
--------------------------------------------------------------------------------
Automobile - 3.1%
   Daimler Chrysler Auto Trust,
      Series 2003-A, Class A4,
      2.88%, 10/8/09                                           $  580    $   581
   Daimler Chrysler Auto Trust,
      Series 2003-B, Class A4,
      2.86%, 3/9/09                                             1,100      1,098
   Honda Auto Receivables Owner Trust,
      Series 2004-2, Class A3,
      3.30%, 3/17/08                                              810        818
   Triad Auto Receivables Owner Trust,
      Series 2003-B, Class A3,
      2.48%, 3/12/08                                            2,050      2,049
   WFS Financial Owner Trust,
      Series 2004-2, Class A4,
      3.54%, 11/21/11                                             790        798
--------------------------------------------------------------------------------
                                                                           5,344
--------------------------------------------------------------------------------
Commercial Mortgage Services - 1.0%
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                           1,065      1,162
   JP Morgan Chase Commercial
      Mortgage Securities, Series 2003-C1,
      Class A1,
      4.28%, 1/12/37                                              654        660
--------------------------------------------------------------------------------
                                                                           1,822
--------------------------------------------------------------------------------
Credit Card - 2.2%
   MBNA Credit Card Master Note Trust,
      Series 2001-A3, Class A3,
      1.71%, 12/15/08                                           3,750      3,756
--------------------------------------------------------------------------------
Home Equity - 2.9%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                              316        327
   Chase Funding Mortgage Loan
      Asset-Backed Certificates,
      Series 2003-4, Class 1A2,
      2.14%, 5/25/36                                              380        379
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                              370        371
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-4, Class AF2,
      2.66%, 10/25/33                                           1,500      1,497
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Class AF2,
      3.04%, 4/25/25                                           $  310    $   310
   EQCC Trust, Series 2002-1, Class 2A,
      1.92%, 11/25/31                                             975        977
   Residential Asset Securities Corp.,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                            1,205      1,200
--------------------------------------------------------------------------------
                                                                           5,061
--------------------------------------------------------------------------------
Other - 1.6%
   ComEd Transitional Funding Trust,
      Series 1998-1, Class A5,
      5.44%, 3/25/07                                            1,296      1,310
   Residential Asset Mortgage Product,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                              575        575
   Residential Asset Mortgage Products,
      Inc., Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                              815        826
--------------------------------------------------------------------------------
                                                                           2,711
--------------------------------------------------------------------------------
Whole Loan - 2.6%
   PNC Mortgage Securities Corp.,
      Collateral Strip Rate, Series 1996-PR1,
      Class A,/(1)/
      0.00%, 4/28/27                                               22         22
   Prudential Home Mortgage Securities,
      Series 1993-60, Class A3,
      6.75%, 12/25/23                                             530        529
   Washington Mutual, Series 2003-AR12,
      Class A3,
      3.36%, 2/25/34                                            1,950      1,957
   Washington Mutual, Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                              880        871
   Washington Mutual, Series 2004-AR4,
      Class A6,
      3.81%, 6/25/34                                            1,250      1,217
--------------------------------------------------------------------------------
                                                                           4,596
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $23,309)                                                            23,290

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 28.4%
--------------------------------------------------------------------------------
Auto Manufacturers - 0.3%
   DaimlerChrysler NA Holding Corp.,
      7.25%, 1/18/06                                           $  555    $   588
--------------------------------------------------------------------------------
Banks - 2.2%
   Bank of America Corp.,
      4.75%, 10/15/06                                           1,000      1,038
      5.25%, 2/1/07                                               660        693
   Bank of Boston,
      6.63%, 12/1/05                                            1,000      1,048
   Marshall & Ilsley Corp.,
      5.75%, 9/1/06                                             1,000      1,059
--------------------------------------------------------------------------------
                                                                           3,838
--------------------------------------------------------------------------------
Beverages - 0.4%
   Coca-Cola Enterprises, Inc.,
      5.38%, 8/15/06                                              700        734
--------------------------------------------------------------------------------
Diversified Financial Services - 16.6%
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                              765        785
   American General Finance Corp.,
      4.50%, 11/15/07                                             975      1,006
   Associates Corp. NA,
      6.25%, 11/1/08                                              950      1,041
   Bear Stearns Cos. (The), Inc.,
      4.00%, 1/31/08                                            1,000      1,015
   Boeing Capital Corp.,
      5.75%, 2/15/07                                              420        447
   Capital One Bank,
      4.88%, 5/15/08                                              450        467
   Chase Manhattan Corp.,
      7.13%, 2/1/07                                               800        879
   Citigroup, Inc.,
      5.50%, 8/9/06                                             2,000      2,101
   Countrywide Home Loans, Inc.,
      4.25%, 12/19/07                                             750        766
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                              770        796
   Ford Motor Credit Co.,
      6.88%, 2/1/06                                               800        842
      5.80%, 1/12/09                                            1,980      2,045
   General Electric Capital Corp.,
      5.35%, 3/30/06 +                                          2,000      2,085
      5.00%, 6/15/07                                            2,025      2,124
   General Motors Acceptance Corp.,
      6.13%, 8/28/07                                           $2,120    $ 2,243
      6.88%, 9/15/11                                              425        445
   Goldman Sachs Group, Inc.,
      3.88%, 1/15/09                                              565        566
   Household Finance Corp.,
      3.38%, 2/21/06 +                                            850        858
      4.63%, 1/15/08                                            1,820      1,886
   International Lease Finance Corp.,
      2.95%, 5/23/06                                              285        285
      3.75%, 8/1/07                                               550        555
   John Deere Capital Corp.,
      3.90%, 1/15/08                                              725        736
   JP Morgan Chase & Co.,
      3.50%, 3/15/09                                              605        597
   Lehman Brothers Holdings, Inc.,
      6.63%, 2/5/06                                               765        805
      6.25%, 5/15/06                                              320        338
      7.00%, 2/1/08                                               500        554
   Morgan Stanley Dean Witter & Co.,
      6.10%, 4/15/06                                            1,100      1,159
      3.63%, 4/1/08                                               750        751
   National Rural Utilities Cooperative
      Finance,
      3.88%, 2/15/08                                              750        756
--------------------------------------------------------------------------------
                                                                          28,933
--------------------------------------------------------------------------------
Electric - 0.7%
   Duke Energy Corp., +
      3.75%, 3/5/08                                               275        277
   Public Service Electric & Gas,
      4.00%, 11/1/08                                              880        886
--------------------------------------------------------------------------------
                                                                           1,163
--------------------------------------------------------------------------------
Environmental Control - 0.1%
   Waste Management, Inc.,
      7.00%, 10/1/04                                              135        135
--------------------------------------------------------------------------------
Insurance - 0.6%
   Marsh & McLennan Cos, Inc.,
      3.63%, 2/15/08                                              380        382
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                               400        391

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SHORT-INTERMEDIATE BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 28.4% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 0.6% - (continued)
   Prudential Financial, Inc., +
      3.75%, 5/1/08                                            $  275    $   277
--------------------------------------------------------------------------------
                                                                           1,050
--------------------------------------------------------------------------------
Media - 2.2%
   AOL Time Warner, Inc.,
      6.13%, 4/15/06                                               50         53
      6.15%, 5/1/07                                               900        964
   COX Communications, Inc.,
      6.88%, 6/15/05 +                                            700        719
      7.75%, 8/15/06                                              270        290
   News America, Inc., +
      6.63%, 1/9/08                                               325        356
   Univision Communications, Inc.,
      3.50%, 10/15/07                                             160        159
      3.88%, 10/15/08                                             160        160
   Viacom, Inc.,
      7.75%, 6/1/05                                             1,000      1,041
--------------------------------------------------------------------------------
                                                                           3,742
--------------------------------------------------------------------------------
Oil & Gas - 1.8%
   ConocoPhillips,
      3.63%, 10/15/07                                           2,000      2,024
   USX Corp.,
      6.85%, 3/1/08                                               400        442
   Valero Energy Corp.,
      3.50%, 4/1/09                                               750        729
--------------------------------------------------------------------------------
                                                                           3,195
--------------------------------------------------------------------------------
Pipelines - 0.8%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                              795        831
   Duke Capital LLC,
      4.37%, 3/1/09                                               500        503
--------------------------------------------------------------------------------
                                                                           1,334
--------------------------------------------------------------------------------
Retail - 0.6%
   Target Corp., +
      3.38%, 3/1/08                                             1,000        999
--------------------------------------------------------------------------------
Telecommunications - 1.3%
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                               500        553
   Sprint Capital Corp.,
      6.00%, 1/15/07                                              595        632
   Verizon Wireless Capital LLC,
      5.38%, 12/15/06                                          $1,005    $ 1,057
--------------------------------------------------------------------------------
                                                                           2,242
--------------------------------------------------------------------------------
Transportation - 0.8%
   Caliber System, Inc.,
      7.80%, 8/1/06                                               515        560
   CSX Corp.,
      9.00%, 8/15/06                                              800        888
--------------------------------------------------------------------------------
                                                                           1,448
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $48,666)                                                            49,401

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 0.7%
--------------------------------------------------------------------------------
Beverages - 0.3%
   Diageo Capital PLC,
      3.38%, 3/20/08                                              450        449
--------------------------------------------------------------------------------
Machinery - Diversified - 0.4%
   Ingersoll-Rand Co.,
      6.25%, 5/15/06                                              725        766
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $1,215)                                                              1,215

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 18.3%/(2)/
--------------------------------------------------------------------------------
Fannie Mae - 11.7%
      3.13%, 7/15/06                                              815        823
      2.38%, 2/15/07 +                                          8,605      8,516
      3.75%, 5/17/07                                            1,300      1,310
      3.38%, 12/15/08 +                                         4,145      4,123
   Pool #555649,
      7.50%, 10/1/32                                              673        723
   Pool #725787,
      5.00%, 9/1/19                                             2,995      3,052
   Pool #753715,
      6.00%, 12/1/18                                            1,841      1,935
--------------------------------------------------------------------------------
                                                                          20,482
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 18.3%/(2)/ - CONTINUED
--------------------------------------------------------------------------------
Freddie Mac - 6.6%
      1.50%, 8/15/05 +                                        $ 3,000    $ 2,984
      2.88%, 12/15/06 +                                         1,005      1,008
      4.88%, 3/15/07 +                                          4,565      4,791
      4.25%, 7/15/09 +                                          2,090      2,142
      4.75%, 12/8/10                                              575        582
--------------------------------------------------------------------------------
                                                                          11,507
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $31,783)                                                            31,989

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 30.8%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 30.8%
      2.50%, 5/31/06 +                                         26,865     26,957
      2.38%, 8/15/06 +                                          6,985      6,985
      2.63%, 11/15/06 +                                         7,035      7,057
      3.13%, 5/15/07 +                                          2,915      2,950
      2.63%, 3/15/09 +                                          5,025      4,900
      3.63%, 7/15/09 +                                          4,705      4,772
--------------------------------------------------------------------------------
                                                                          53,621
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $53,136)                                                            53,621

                                                              NUMBER OF   VALUE
                                                               SHARES     (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 38.4%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(3)/                           66,906,802   66,907
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $66,907)                                                            66,907

                                                           PRINCIPAL
                                                            AMOUNT        VALUE
                                                            (000S)       (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.7%
--------------------------------------------------------------------------------
   FHLB Discount Note,
      1.47%, 9/1/04                                          $9,200    $  9,200
   RaboBank Nederland, London,
      Eurodollar Time Deposit,
      1.59%, 9/1/04                                           4,177       4,177
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $13,377)                                                           13,377

--------------------------------------------------------------------------------
Total Investments - 137.7%
--------------------------------------------------------------------------------
(Cost $238,393)                                                         239,800
   Liabilities less Other Assets - (37.7)%                              (65,707)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $174,093

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of these securities amounted to approximately $22,000 or 0.0% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

Federal Tax Information:

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $238,393
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $  1,642
Gross tax depreciation of investments                                      (235)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $  1,407
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                              AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 55.9%/(1)/
--------------------------------------------------------------------------------
Fannie Mae - 46.4%
      3.13%, 7/15/06 +                                        $15,165    $15,318
      5.25%, 4/15/07 +                                         13,870     14,696
      3.75%, 5/17/07                                            1,200      1,209
      3.25%, 1/15/08 +                                          3,680      3,688
      3.38%, 12/15/08 +                                         2,330      2,318
   Pool #555649,
      7.50%, 10/1/32                                              485        521
   Pool #725185,
      5.00%, 2/1/19                                             7,894      8,060
   Pool #725787,
      5.00%, 9/1/19                                             5,805      5,916
   Pool #736881,
      5.00%, 10/1/18                                            1,130      1,154
   Pool #753715,
      6.00%, 12/1/18                                            1,339      1,407
--------------------------------------------------------------------------------
                                                                          54,287
--------------------------------------------------------------------------------
Federal Farm Credit Bank - 5.1%
      1.85%, 3/3/06                                             6,000      5,952
--------------------------------------------------------------------------------
Freddie Mac - 3.6%
      4.25%, 5/4/09 +                                             820        825
      4.25%, 7/15/09 +                                          2,930      3,003
      4.75%, 12/8/10                                              425        430
   Pool #410092,
      3.65%, 11/1/24                                               32         32
--------------------------------------------------------------------------------
                                                                           4,290
--------------------------------------------------------------------------------
Freddie Mac Gold - 0.8%
   Pool #E91020,
      5.50%, 8/1/17                                               896        929
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $65,200)                                                            65,458

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 36.3%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 36.3%
      2.50%, 5/31/06 +                                        $20,020    $20,089
      2.63%, 11/15/06 +                                        13,350     13,391
      3.50%, 11/15/06 +                                         3,900      3,984
      3.13%, 5/15/07 +                                            825        835
      3.63%, 7/15/09 +                                          4,100      4,158
--------------------------------------------------------------------------------
                                                                          42,457
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $42,298)                                                            42,457

                                                             NUMBER OF    VALUE
                                                              SHARES      (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 36.4%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(2)/                          42,561,918   $42,562
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $42,562)                                                            42,562

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)       (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 7.1%
--------------------------------------------------------------------------------
   FHLB Discount Note,
      1.47%, 9/1/04                                          $8,336       8,336
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $8,336)                                                             8,336

--------------------------------------------------------------------------------
Total Investments - 135.7%
--------------------------------------------------------------------------------
(Cost $158,396)                                                         158,813
   Liabilities less Other Assets - (35.7)%                              (41,747)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $117,066

/(1)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(2)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

Federal Tax Information:

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $158,396
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $    563
Gross tax depreciation of investments                                      (146)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $    417

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH PORTFOLIO

                                                              NUMBER      VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.4%
--------------------------------------------------------------------------------
Australia - 1.8%
   AMP Ltd. +                                                 560,854   $  2,469
--------------------------------------------------------------------------------
Belgium - 1.8%
   Belgacom SA                                                 75,752      2,531
--------------------------------------------------------------------------------
Denmark - 1.8%
   Novo-Nordisk A/S, Class B                                   45,600      2,434
--------------------------------------------------------------------------------
France - 13.1%
   AXA                                                        100,026      2,045
   Bouygues +                                                  55,023      1,895
   Credit Agricole S.A. +                                      85,800      2,163
   Sanofi-Synthelabo S.A. +                                    34,602      2,461
   Societe Generale                                            30,419      2,600
   Total S.A.                                                  22,684      4,422
   Vivendi Universal S.A. +                                   105,462      2,604
--------------------------------------------------------------------------------
                                                                          18,190
--------------------------------------------------------------------------------
Germany - 10.2%
   Deutsche Bank A.G. (Registered)                             36,216      2,465
   Deutsche Post A.G. (Registered)                            112,925      2,248
   Deutsche Telekom A.G. (Registered) *                       158,118      2,759
   Linde A.G. +                                                46,164      2,475
   Metro A.G.                                                  48,126      2,235
   SAP A.G.                                                    13,207      1,926
--------------------------------------------------------------------------------
                                                                          14,108
--------------------------------------------------------------------------------
Italy - 5.1%
   Alleanza Assicurazioni S.p.A.                              187,117      1,959
   ENI S.p.A.                                                 144,223      2,952
   Sanpaolo IMI S.p.A.                                        191,821      2,147
--------------------------------------------------------------------------------
                                                                           7,058
--------------------------------------------------------------------------------
Japan - 26.7%
   Ajinomoto Co., Inc. +                                      200,000      2,259
   Asahi Glass Co. Ltd. +                                     224,100      2,169
   Bank of Yokohama (The) Ltd. +                              257,000      1,529
   Bridgestone Corp.                                          139,000      2,640
   Chugai Pharmaceutical Co. Ltd. +                           163,900      2,416
   Daiwa House Industry Co. Ltd.                              194,000      2,023
   Hitachi Ltd.                                               359,000      2,261
   Mitsui Mining & Smelting Co. Ltd. +                        592,000      2,406
   Mizuho Financial Group, Inc. +                                 177        716
   Nippon Telegraph & Telephone Corp.                             621      2,695
   Nomura Holdings, Inc.                                      160,000      2,209
   Sony Corp.                                                  65,700      2,274
   Terumo Corp.                                                93,100      2,105
   Tokyo Gas Co. Ltd. +                                       655,000      2,411
   Tostem Inax Holding Corp.                                  111,000   $  2,114
   West Japan Railway Co.                                         634      2,629
   Yokogawa Electric Corp. +                                  193,000      2,126
--------------------------------------------------------------------------------
                                                                          36,982
--------------------------------------------------------------------------------
Luxembourg - 1.9%
   Arcelor +                                                  150,765      2,572
--------------------------------------------------------------------------------
Norway - 1.8%
   DnB Holding ASA +                                          322,600      2,460
--------------------------------------------------------------------------------
Spain - 3.2%
   ACS Actividades Cons y Serv                                132,187      2,253
   Banco de Sabadell, +                                       110,455      2,199
--------------------------------------------------------------------------------
                                                                           4,452
--------------------------------------------------------------------------------
Sweden - 1.7%
   Skandinaviska Enskilda Banken, Class A                     171,255      2,409
--------------------------------------------------------------------------------
Switzerland - 11.9%
   Logitech International S.A. (Registered) *                  32,754      1,479
   Nestle S.A. (Registered)                                    15,836      3,744
   Novartis A.G. (Registered)                                  73,519      3,398
   Syngenta A.G.                                               35,960      3,229
   UBS A.G. (Registered)                                       40,039      2,684
   Zurich Financial Services A.G.                              13,995      1,953
--------------------------------------------------------------------------------
                                                                          16,487
--------------------------------------------------------------------------------
United Kingdom - 17.4%
   Barclays PLC                                               325,246      3,016
   BHP Billiton PLC                                           266,018      2,507
   BP PLC                                                     434,113      3,855
   BT Group PLC                                               855,571      2,821
   Centrica PLC                                               344,875      1,529
   GKN PLC                                                    552,896      2,202
   GUS PLC                                                    179,471      2,744
   Intercontinental Hotels Group PLC                          225,296      2,296
   Marconi Corp. PLC *                                         96,784      1,010
   WPP Group PLC                                              233,244      2,085
--------------------------------------------------------------------------------
                                                                          24,065
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $120,419)                                                          136,217

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER       VALUE
                                                            OF SHARES     (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 12.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
       Liquid Assets Portfolio /(1)/                       17,227,227    $17,227
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $17,227)                                                            17,227

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.1%
--------------------------------------------------------------------------------
   RaboBank Nederland, London,
      Eurodollar Time Deposit,
      1.59%, 9/1/04                                               $84        84
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $84)                                                                   84

--------------------------------------------------------------------------------
Total Investments - 111.0%
--------------------------------------------------------------------------------
(Cost $137,730)                                                         153,528
   Liabilities less Other Assets - (11.0)%                              (15,171)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $138,357

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security.
+    Security is either wholly or partially on loan.

At August 31, 2004, the International Growth Portfolio's investments, (excluding short-term investments) were diversified as follows:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                      PERCENTAGE
--------------------------------------------------------------------------------
Basic Industries/Energy                                                     8.2%
Basic Materials                                                             9.7
Consumer Discretionary                                                     13.9
Consumer Staples                                                            6.0
Financials                                                                 25.7
Healthcare                                                                  9.4
Industrials                                                                 8.4
Information Technology                                                      6.5
Telecommunication                                                           9.3
Utilities                                                                   2.9
--------------------------------------------------------------------------------
Total                                                                     100.0%

At August 31, 2004, the International Growth Portfolio's investments, (excluding short-term investments) were denominated in the following currencies:

--------------------------------------------------------------------------------
CONCENTRATION BY CURRENCY                                            PERCENTAGE
--------------------------------------------------------------------------------
Euro                                                                       35.9%
Japanese Yen                                                               27.1
United Kingdom Pound                                                       17.7
Swiss Franc                                                                12.1
All other currencies less than 5%                                           7.2
--------------------------------------------------------------------------------
Total                                                                     100.0%

Federal Tax Information:

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $137,730
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $ 18,940
Gross tax depreciation of investments                                    (3,142)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 15,798
--------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4%
--------------------------------------------------------------------------------
Australia - 4.2%
   Alumina Ltd. +                                                10,025   $   38
   Amcor Ltd. +                                                   7,514       39
   AMP Ltd.                                                      15,123       67
   Ansell Ltd. +                                                  1,440        9
   Aristocrat Leisure Ltd. +                                      2,493       12
   Australia & New Zealand Banking Group Ltd.                    14,556      188
   Australian Gas Light Co. Ltd.                                  4,037       38
   Australian Stock Exchange Ltd. +                                 900       10
   BHP Billiton Ltd.                                             29,203      270
   BlueScope Steel Ltd. +                                         7,094       39
   Boral Ltd. +                                                   5,050       25
   Brambles Industries Ltd. +                                     8,591       41
   Centro Properties Group +                                      5,081       16
   CFS Gandel Retail Trust +                                     12,248       13
   Coca-Cola Amatil Ltd. +                                        4,059       21
   Cochlear Ltd. +                                                  450        6
   Coles Myer Ltd.                                                8,571       54
   Commonwealth Bank of Australia                                 9,773      208
   Commonwealth Property Office Fund +                           11,582       10
   Computershare Ltd.                                             3,700        9
   CSL Ltd. +                                                     1,418       26
   CSR Ltd.                                                       8,400       14
   Deutsche Office Trust +                                       10,200        9
   Foster's Group Ltd.                                           16,147       53
   Futuris Corp. Ltd.                                             4,483        6
   General Property Trust                                        17,348       43
   Harvey Norman Holdings Ltd. +                                  4,700       10
   Iluka Resources Ltd. +                                         2,117        7
   Insurance Australia Group Ltd. +                              13,289       48
   Investa Property Group                                        12,642       18
   James Hardie Industries N.V. +                                 4,100       16
   John Fairfax Holdings Ltd. +                                   7,804       21
   Leighton Holdings Ltd. +                                       1,200        8
   Lend Lease Corp. Ltd.                                          3,501       27
   Lion Nathan Ltd.                                               2,500       12
   Macquarie Bank Ltd. +                                          1,800       43
   Macquarie Goodman Industrial Trust +                           9,367       12
   Macquarie Infrastructure Group                                16,900       42
   Mayne Group Ltd.                                               7,192       21
   Mirvac Group +                                                 6,378       20
   National Australia Bank Ltd. +                                12,061      226
   Newcrest Mining Ltd.                                           2,905       30
   News Corp. Ltd. +                                             10,767   $   84
   OneSteel Ltd.                                                  4,560        9
   Orica Ltd. +                                                   2,514       29
   Origin Energy Ltd. +                                           5,927       25
   PaperlinX Ltd. +                                               3,700       14
   Patrick Corp. Ltd.                                             4,350       16
   Publishing & Broadcasting Ltd.                                 1,200       11
   QBE Insurance Group Ltd. +                                     5,671       51
   Rinker Group Ltd.                                              8,400       51
   Rio Tinto Ltd. +                                               2,474       63
   Santos Ltd. +                                                  5,200       24
   Sonic Healthcare Ltd.                                          2,155       14
   Southcorp Ltd. *                                               5,672       14
   Stockland +                                                   11,180       44
   Suncorp-Metway Ltd. +                                          4,802       50
   TABCORP Holdings Ltd. +                                        4,162       44
   Telstra Corp. Ltd.                                            17,377       59
   Toll Holdings Ltd. +                                           1,916       15
   Transurban Group                                               4,360       17
   Wesfarmers Ltd. +                                              2,991       63
   Westfield Group * +                                           11,976      130
   Westpac Banking Corp.                                         13,926      165
   WMC Resources Ltd.                                            10,145       35
   Woodside Petroleum Ltd.                                        4,150       53
   Woolworths Ltd. +                                              8,287       74
--------------------------------------------------------------------------------
                                                                           2,979
--------------------------------------------------------------------------------
Austria - 0.2%
   Bank Austria Creditanstalt AG +                                  260       16
   Boehler-Uddeholm A.G.                                             51        4
   Erste Bank der Oesterreichischen Sparkassen A.G.               1,144       44
   Flughafen Wien A.G.                                               99        6
   IMMOFINANZ Immobilien Anlagen A.G. *                           1,946       16
   Mayr-Melnhof Karton A.G.                                          25        3
   Oesterreichische Elektrizitaetswirtschafts A.G.
      (Verbund), Class A                                             36        7
   OMV A.G.                                                         129       30
   RHI A.G. *                                                       174        4
   Telekom Austria A.G.                                           1,846       26
   VA Technologie A.G. +                                             80        5
   Voest-Alpine A.G.                                                153        7
   Wienerberger A.G.                                                257        9
--------------------------------------------------------------------------------
                                                                             177
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4% - CONTINUED
--------------------------------------------------------------------------------
Belgium - 1.0%
   AGFA-Gevaert N.V.                                                719     $ 20
   Barco N.V. +                                                     100        8
   Bekaert N.V.                                                     140        9
   Belgacom SA *                                                  1,400       47
   Cofinimmo SA                                                      50        7
   Colruyt N.V.                                                     150       20
   D'ieteren N.V.                                                    40        8
   Delhaize Group                                                   658       37
   Dexia +                                                        5,090       88
   Electrabel S.A.                                                  214       72
   Fortis                                                         8,667      193
   Groupe Bruxelles Lambert S.A.                                    546       34
   Interbrew +                                                    1,350       43
   KBC Bankverzekeringsholding +                                    807       49
   Mobistar S.A. * +                                                200       14
   Omega Pharma S.A. +                                              150        7
   Solvay S.A. +                                                    565       47
   UCB S.A.                                                         740       36
   Umicore                                                          100        7
--------------------------------------------------------------------------------
                                                                             746
--------------------------------------------------------------------------------
Bermuda - 0.0%
   Frontline Ltd. +                                                 400       15
--------------------------------------------------------------------------------
Denmark - 0.7%
   A.P. Moller - Maersk A/S                                           9       61
   Bang & Olufsen A/S, Class B                                       84        5
   Carlsberg A/S, Class B                                           250       11
   Coloplast A/S, Class B                                           112       11
   Danisco A/S +                                                    475       24
   Danske Bank A/S                                                3,622       88
   DSV De Sammensluttede Vognmaend A/S                              176        9
   FLS Industries A/S, Class B *                                    238        3
   GN Store Nord A/S                                              1,782       16
   H. Lundbeck A/S +                                                597       11
   ISS A/S                                                          395       19
   Kobenhavns Lufthavne                                              54        8
   NKT Holding A/S                                                  132        3
   Novo-Nordisk A/S, Class B                                      2,032      108
   Novozymes A/S, Class B                                           499       21
   Ostasiatiske Kompagni                                            159        7
   TDC A/S                                                        1,164       41
   Topdanmark A/S                                                   216       13
   Vestas Wind Systems A/S +                                      1,162     $ 15
   William Demant Holding A/S *                                     258       10
--------------------------------------------------------------------------------
                                                                             484
--------------------------------------------------------------------------------
Finland - 1.1%
   Amer Group Ltd.                                                  200        9
   Elisa OYJ, Class A * +                                         1,100       13
   Fortum OYJ                                                     3,000       42
   KCI Konecranes OYJ                                               100        4
   Kesko OYJ, Class B                                               500       11
   Kone OYJ, Class B +                                              300       18
   Metso OYJ                                                        900       12
   Nokia OYJ                                                     37,570      440
   Orion-Yhtymae OYJ, Class B                                       300        9
   Outokumpu OYJ                                                    700       11
   Pohjola Group PLC, Class D                                       300        3
   Rautaruukki OYJ                                                  700        6
   Sampo OYJ, Class A +                                           2,400       24
   Stora Enso OYJ (Registered)                                    4,900       66
   TietoEnator OYJ                                                  700       18
   UPM-Kymmene OYJ                                                4,060       78
   Uponor OYJ                                                       300       10
   Wartsila OYJ, Class B                                            300        7
--------------------------------------------------------------------------------
                                                                             781
--------------------------------------------------------------------------------
France - 7.4%
   Accor S.A.                                                     1,504       64
   Air France +                                                     600        9
   Air Liquide                                                      873      137
   Alcatel S.A. +                                                 9,697      113
   Alstom *                                                      16,800        9
   Atos Origin                                                      200       11
   Autoroutes du Sud de la France +                                 600       26
   AXA                                                           10,442      213
   BNP Paribas                                                    6,461      391
   Bouygues                                                       1,594       55
   Business Objects S.A. * +                                        500        9
   Cap Gemini S.A. +                                                969       27
   Carrefour S.A.                                                 4,554      214
   Cie de Saint-Gobain                                            2,486      125
   CNP Assurances                                                   300       18
   Credit Agricole S.A.                                           4,768      120

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4% - CONTINUED
--------------------------------------------------------------------------------
France - 7.4% - (continued)
   Dassault Systems S.A.                                            350   $   15
   Essilor International S.A.                                       771       47
   Etablissements Economiques du Casino Guichard-
      Perrachon s.A.                                                350       28
   France Telecom S.A.                                            8,735      207
   Gecina S.A.                                                      300       25
   Groupe Danone                                                  1,956      157
   Hermes International                                             100       19
   Imerys SA                                                        200       12
   Klepierre                                                        206       15
   L'Oreal S.A.                                                   2,382      158
   Lafarge S.A.                                                   1,371      118
   Lagardere S.C.A.                                                 992       60
   LVMH Moet Hennessy Louis Vuitton S.A. +                        1,883      121
   Michelin Compagnie Generale des Establissements, Class B       1,198       63
   Pernod-Ricard                                                    420       52
   Peugeot S.A.                                                   1,441       86
   Pinault-Printemps-Redoute S.A.                                   535       49
   Publicis Groupe                                                  800       22
   Renault S.A.                                                   1,434      115
   Sagem S.A. +                                                     183       17
   Sanofi-Aventis * +                                             2,911      207
   Sanofi-Aventis                                                 4,500      320
   Schneider Electric S.A.                                        1,661      104
   Societe BIC S.A.                                                 250       11
   Societe Generale                                               2,609      223
   Societe Television Francaise 1 +                               1,000       28
   Sodexho Alliance S.A. +                                          840       22
   Suez S.A. +                                                    6,386      124
   Technip S.A. +                                                   179       27
   Thales S.A.                                                      700       24
   Thomson (ex-TMM) +                                             1,601       30
   Total S.A.                                                     4,574      892
   Union du Credit-Bail Immobilier                                  350       40
   Valeo S.A. +                                                     654       26
   Veolia Environment +                                           1,931       50
   Vinci S.A. +                                                     560       60
   Vivendi Universal S.A.                                         7,514      186
   Zodiac S.A.                                                      300       10
--------------------------------------------------------------------------------
                                                                           5,311
--------------------------------------------------------------------------------
Germany - 5.3%
   Adidas-Salomon A.G.                                              400       51
   Allianz A.G. (Registered) +                                    2,410   $  232
   Altana A.G. +                                                    550       30
   BASF A.G.                                                      4,157      225
   Bayer A.G.                                                     5,246      134
   Bayerische Hypo-und Vereinsbank A.G. *                         5,044       83
   Beiersdorf A.G. +                                                200       19
   Celsio A.G.                                                      250       17
   Commerzbank A.G.                                               3,850       63
   Continental A.G.                                               1,100       57
   DaimlerChrysler A.G. (Registered)                              6,910      287
   Deutsche Bank A.G. (Registered)                                4,136      282
   Deutsche Boerse A.G.                                             850       41
   Deutsche Lufthansa A.G. (Registered) +                         2,040       24
   Deutsche Post A.G. (Registered)                                3,103       62
   Deutsche Telekom A.G. (Registered) *                          19,891      347
   Douglas Holding A.G.                                             300        8
   E.ON A.G.                                                      4,876      346
   Epcos A.G. *                                                     400        6
   Fresenius Medical Care A.G. +                                    300       22
   HeidelbergCement A.G.                                            387       17
   HeidelbergCement A.G. (VVPR) *                                    83       --
   Hypo Real Estate Holding *                                       754       24
   Infineon Technologies A.G. *                                   4,359       43
   KarstadtQuelle A.G. +                                            350        6
   Linde A.G.                                                       750       40
   MAN A.G.                                                         950       32
   Marschollek Lautenschlaeger und Partner A.G. +                   500        7
   Merck KGaA                                                       450       24
   Metro A.G.                                                     1,140       53
   Muenchener Rueckversicherungs A.G. (Registered)                1,270      120
   Puma A.G. Rudolf Dassler Sport +                                 100       24
   RWE A.G.                                                       3,073      151
   SAP A.G.                                                       1,632      238
   Schering A.G.                                                  1,300       72
   Siemens A.G. (Registered)                                      6,332      434
   Suedzucker AG +                                                  450        8
   ThyssenKrupp A.G.                                              2,450       46
   TUI A.G. +                                                     1,063       20
   Volkswagen A.G. +                                              1,795       69
--------------------------------------------------------------------------------
                                                                           3,764
--------------------------------------------------------------------------------
Greece - 0.4%
   Alpha Bank A.E.                                                1,584       38

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4% - CONTINUED
--------------------------------------------------------------------------------
Greece - 0.4% - (continued)
   Coca Cola Hellenic Bottling Co. S.A.                             630   $   15
   Commercial Bank Of Greece                                        500       10
   EFG Eurobank Ergasias S.A.                                     1,400       31
   Folli-Follie S.A. (Registered)                                   120        4
   Greek Organization of Football Prognostics S.A.                1,510       29
   Hellenic Duty Free Shops S.A.                                    200        4
   Hellenic Petroleum S.A.                                          890        7
   Hellenic Technodomiki Tev S.A.                                   648        3
   Hellenic Telecommunications Organization S.A.                  2,240       28
   Intracom S.A.                                                    650        2
   National Bank Of Greece S.A.                                   2,277       50
   Piraeus Bank S.A.                                              1,040       12
   Public Power Corp.                                               713       17
   Technical Olympic S.A.                                           610        3
   Titan Cement Co. SA                                              520       13
   Viohalco                                                         870        6
--------------------------------------------------------------------------------
                                                                             272
--------------------------------------------------------------------------------
Hong Kong - 1.5%
   ASM Pacific Technology +                                       2,000        7
   Bank of East Asia Ltd.                                        12,304       34
   BOC Hong Kong Holdings Ltd. +                                 24,000       43
   Cathay Pacific Airways Ltd.                                    9,000       16
   Cheung Kong Holdings Ltd.                                     12,000      103
   Cheung Kong Infrastructure Holdings Ltd.                       4,000       10
   CLP Holdings Ltd.                                             14,000       81
   Esprit Holdings Ltd. +                                         4,000       19
   Giordano International Ltd.                                   12,000        7
   Hang Lung Properties Ltd. +                                   10,000       15
   Hang Seng Bank Ltd.                                            6,100       81
   Henderson Land Development +                                   5,000       24
   Hong Kong & China Gas Co. Ltd.                                28,920       52
   Hong Kong Electric Holdings Ltd.                              12,500       56
   Hong Kong Exchanges and Clearing Ltd. +                        9,000       20
   Hopewell Holdings Ltd.                                         5,000       11
   Hutchison Whampoa Ltd.                                        16,500      130
   Hysan Development Co. Ltd.                                     5,222        9
   Johnson Electric Holdings                                     13,200       13
   Li & Fung Ltd.                                                14,000       18
   MTR Corp. +                                                   11,000       17
   New World Development Ltd.                                    16,763       16
   PCCW Ltd. * +                                                 16,364       11
   SCMP Group Ltd.                                                8,000        3
   Shangri-La Asia Ltd. +                                         9,078   $    8
   Sino Land Co. +                                               12,963       10
   SmarTone Telecommunications Holdings Ltd.                      3,000        3
   Sun Hung Kai Properties Ltd. +                                10,172       94
   Swire Pacific Ltd., Class A +                                  7,500       53
   Techtronic Industries Co +                                     8,000       13
   Television Broadcasts Ltd. +                                   3,000       12
   Texwinca Holdings Ltd.                                         4,000        3
   Wharf Holdings Ltd. +                                         11,000       36
   Yue Yuen Industrial Holdings +                                 4,000       10
--------------------------------------------------------------------------------
                                                                           1,038
--------------------------------------------------------------------------------
Ireland - 0.7%
   Allied Irish Banks PLC                                         6,734      106
   Bank of Ireland                                                7,762      104
   CRH PLC                                                        4,179       95
   DCC PLC                                                          744       13
   Depfa Bank PLC                                                 2,188       29
   Elan Corp. PLC *                                               3,119       69
   Fyffes PLC                                                     2,597        6
   Grafton Group PLC                                              1,695       15
   Greencore Group PLC                                            1,366        5
   Independent News & Media PLC                                   4,867       12
   Irish Life & Permanent PLC                                     2,395       37
   Kerry Group PLC, Class A                                       1,156       24
   Ryanair Holdings PLC *                                         1,575        8
   Waterford Wedgwood PLC                                         6,596        1
--------------------------------------------------------------------------------
                                                                             524
--------------------------------------------------------------------------------
Italy - 3.2%
   Alleanza Assicurazioni S.p.A.                                  3,698       39
   Arnoldo Mondadori Editore S.p.A.                               1,000        9
   Assicurazioni Generali S.p.A.                                  7,567      198
   Autogrill S.p.A. *                                             1,000       14
   Autostrade S.p.A.                                              1,068       21
   Banca Antonveneta S.p.A.                                       1,340       28
   Banca Fideuram S.p.A. +                                        3,000       15
   Banca Intesa S.p.A.                                           25,475       93
   Banca Intesa S.p.A.- RNC                                       7,696       22
   Banca Monte dei Paschi di Siena S.p.A.                         8,000       23
   Banca Nazionale del Lavoro S.p.A. (BNL) * +                   13,203       31
   Banca Popolare di Milano SCRL                                  3,000       19
   Banche Popolari Unite Scrl                                     2,523       41
   Banco Popolare di Verona e Novara Scrl                         2,940       48

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4% - CONTINUED
--------------------------------------------------------------------------------
Italy - 3.2% - (continued)
   Benetton Group S.p.A.                                            800   $    9
   Bulgari S.p.A.                                                 1,000        9
   Capitalia S.p.A.                                               9,615       29
   Enel S.p.A.                                                   18,892      146
   ENI S.p.A.                                                    20,567      421
   Fiat S.p.A. *                                                  4,149       30
   FinecoGroup S.p.A. * +                                         1,304        7
   Finmeccanica S.p.A.                                           53,000       35
   Gruppo Editoriale L'Espresso S.p.A.                            1,000        5
   Italcementi S.p.A.                                             1,080       15
   Luxottica Group S.p.A.                                         1,000       17
   Mediaset S.p.A.                                                5,000       51
   Mediobanca S.p.A.                                              4,000       48
   Mediolanum S.p.A. +                                            2,000       12
   Pirelli & C S.p.A.                                            12,000       12
   Riunione Adriatica di Sicurta S.p.A.                           2,398       42
   Sanpaolo MI S.p.A.                                             7,373       82
   Seat Pagine Gialle S.p.A. *                                   32,279       12
   Snam Rete Gas S.p.A.                                           7,647       34
   Telecom Italia Media S.p.A. *                                 12,243        4
   Telecom Italia S.p.A.                                         65,036      195
   Telecom Italia S.p.A. (RNC)                                   45,827      101
   TIM S.p.A.                                                    30,008      160
   Tiscali S.p.A. *                                               2,000        6
   UniCredito Italiano S.p.A.                                    34,533      166
--------------------------------------------------------------------------------
                                                                           2,249
--------------------------------------------------------------------------------
Japan - 19.7%
   77 Bank (The) Ltd.                                             3,000       18
   Acom Co. Ltd. +                                                  700       46
   Aderans Co. Ltd. +                                               500       10
   Advantest Corp.                                                  600       38
   Aeon Co. Ltd.                                                  2,500       42
   Aeon Co. Ltd. - When Issued                                    2,500       41
   Aeon Credit Service Co. Ltd.                                     300       20
   Aiful Corp.                                                      350       35
   Ajinomoto Co., Inc.                                            4,000       45
   All Nippon Airways Co. Ltd.                                    4,000       13
   Alps Electric Co. Ltd.                                         1,000       12
   Amada Co. Ltd.                                                 2,000       11
   Amano Corp.                                                    1,000        9
   Anritsu Corp. +                                                1,000        7
   Aoyama Trading Co. Ltd. +                                        500       12
   Ariake Japan Co. Ltd. +                                          200   $    5
   Asahi Breweries Ltd.                                           3,000       28
   Asahi Glass Co. Ltd. +                                         6,000       58
   Asahi Kasei Corp.                                             11,000       49
   Asatsu-DK, Inc.                                                  500       13
   Autobacs Seven Co. Ltd. +                                        200        6
   Bandai Co. Ltd. +                                                400        9
   Bank of Fukuoka (The) Ltd. +                                   5,000       26
   Bank of Yokohama (The) Ltd. *                                  9,000       54
   Bellsystem 24, Inc. +                                             40       10
   Benesse Corp.                                                    200        6
   Bridgestone Corp.                                              6,000      114
   Canon, Inc.                                                    7,000      335
   Capcom Co. Ltd. +                                                500        5
   Casio Computer Co. Ltd. +                                      1,000       13
   Central Glass Co Ltd.                                          2,000       15
   Central Japan Railway Co.                                          9       75
   Chiba Bank (The) Ltd.                                          6,000       35
   Chubu Electric Power Co., Inc. +                               5,400      119
   Chugai Pharmaceutical Co. Ltd. +                               2,300       34
   Citizen Watch Co. Ltd.                                         2,000       20
   Coca-Cola West Japan Co. Ltd. +                                  600       15
   COMSYS Holdings Corp.                                          1,000        7
   Credit Saison Co. Ltd.                                         1,200       40
   CSK Corp.                                                        600       26
   Dai Nippon Printing Co. Ltd.                                   6,000       88
   Daicel Chemical Industries                                     2,000        9
   Daiichi Pharmaceutical Co. Ltd.                                2,000       35
   Daikin Industries Ltd.                                         1,000       26
   Daimaru (The), Inc. +                                          2,000       16
   Dainippon Ink & Chemicals, Inc.                                5,000       12
   Dainippon Screen Manufacturing Co. Ltd. +                      1,000        6
   Daito Trust Construction Co. Ltd. +                              800       30
   Daiwa House Industry Co. Ltd.                                  3,000       31
   Daiwa Securities Group, Inc.                                  10,000       65
   Denki Kagaku Kogyo Kabushiki Kaisha                            4,000       13
   Denso Corp.                                                    4,600      114
   Dentsu, Inc. +                                                     8       19
   Dowa Mining Co. Ltd.                                           2,000       13
   East Japan Railway Co.                                            28      157
   Ebara Corp. +                                                  2,000        9
   Eisai Co. Ltd.                                                 2,200       63

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4% - CONTINUED
--------------------------------------------------------------------------------
Japan - 19.7% - (continued)
   FamilyMart Co. Ltd.                                            1,000     $ 28
   Fanuc Ltd.                                                     1,100       59
   Fast Retailing Co. Ltd.                                          600       43
   Fuji Electric Co. Ltd. +                                       4,000       10
   Fuji Photo Film Co. Ltd.                                       4,000      126
   Fuji Television Network, Inc.                                      4        9
   Fujikura Ltd. +                                                3,000       14
   Fujisawa Pharmaceutical Co. Ltd.                               2,000       48
   Fujitsu Ltd.                                                  13,000       81
   Furukawa Electric (The) Co. Ltd. +                             5,000       20
   Gunma Bank (The) Ltd.                                          3,000       15
   Gunze Ltd.                                                     2,000        9
   Hankyu Department Stores                                       1,000        7
   Hino Motors Ltd. +                                             2,000       13
   Hirose Electric Co. Ltd.                                         200       19
   Hitachi Cable Ltd. +                                           1,000        4
   Hitachi Chemical Co. Ltd.                                      1,000       15
   Hitachi Ltd.                                                  27,000      170
   Hitachi Software Engineering Co. Ltd. +                          300        6
   Hokugin Financial Group, Inc. +                                7,000       17
   Honda Motor Co. Ltd.                                           6,300      314
   House Foods Corp.                                              1,000       13
   Hoya Corp.                                                       900       87
   Isetan Co. Ltd.                                                1,000       11
   Ishihara Sangyo Kaisha Ltd.                                    2,000        4
   Ishikawajima-Harima Heavy Industries Co. Ltd. +                9,000       13
   ITO EN Ltd.                                                      300       13
   Ito-Yokado Co. Ltd.                                            3,000      111
   Itochu Corp.                                                  12,000       50
   Itochu Techno-Science Corp.                                      400       18
   Jafco Co. Ltd. +                                                 200       12
   Japan Airlines System Corp.                                    6,000       17
   Japan Real Estate Investment Corp. +                               2       15
   Japan Tobacco, Inc.                                                8       65
   JFE Holdings, Inc.                                             4,200      115
   JGC Corp.                                                      2,000       19
   Joyo Bank (The) Ltd.                                           6,000       24
   JSR Corp. +                                                    1,000       17
   Kajima Corp. +                                                 7,000       24
   Kaken Pharmaceutical Co. Ltd. +                                1,000        6
   Kamigumi Co. Ltd. +                                            2,000       15
   Kanebo Ltd. * +                                                3,000        3
   Kaneka Corp.                                                   2,000     $ 19
   Kansai Electric Power Co., Inc.                                5,300       98
   Kao Corp.                                                      4,000       99
   Kawasaki Heavy Industries Ltd. +                              10,000       15
   Kawasaki Kisen Kaisha Ltd. +                                   4,000       26
   Keihin Electric Express Railway Co. Ltd. +                     3,000       17
   Keio Electric Railway Co. Ltd.                                 5,000       27
   Keyence Corp.                                                    200       41
   Kikkoman Corp.                                                 1,000        9
   Kinden Corp.                                                   1,000        6
   Kinki Nippon Railway Co. Ltd. +                               11,000       38
   Kirin Brewery Co. Ltd. +                                       6,000       54
   Kokuyo Co. Ltd. +                                              1,000       11
   Komatsu Ltd. +                                                 7,000       43
   Konami Corp.                                                     700       16
   Konica Minolta Holdings, Inc.                                  3,000       39
   Koyo Seiko Co. Ltd. +                                          1,000       12
   Kubota Corp.                                                   9,000       45
   Kuraray Co. Ltd.                                               3,000       23
   Kurita Water Industries Ltd.                                     400        5
   Kyocera Corp.                                                  1,300       95
   Kyowa Hakko Kogyo Co. Ltd.                                     3,000       21
   Kyushu Electric Power Co., Inc.                                3,200       61
   Lawson, Inc. +                                                   500       18
   Mabuchi Motor Co. Ltd.                                           300       21
   Makita Corp. +                                                 1,000       15
   Marubeni Corp.                                                11,000       26
   Marui Co. Ltd. +                                               3,300       44
   Matsushita Electric Industrial Co. Ltd.                       18,000      242
   Matsushita Electric Works Ltd.                                 2,000       16
   Meiji Dairies Corp.                                            2,000       11
   Meiji Seika Kaisha Ltd. +                                      3,000       12
   Meitec Corp.                                                     500       18
   Millea Holdings Inc.                                              12      166
   Minebea Co. Ltd. +                                             3,000       13
   Mitsubishi Chemical Corp. +                                   14,000       38
   Mitsubishi Corp.                                              10,000      104
   Mitsubishi Electric Corp. *                                   13,000       63
   Mitsubishi Estate Co. Ltd.                                     8,000       90
   Mitsubishi Gas Chemical Co.                                    3,000       13
   Mitsubishi Heavy Industries Ltd. *                            23,000       63
   Mitsubishi Logistics Corp.                                     1,000        9

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4% - CONTINUED
--------------------------------------------------------------------------------
Japan - 19.7% - (continued)
   Mitsubishi Materials Corp. +                                   8,000     $ 17
   Mitsubishi Rayon Co. Ltd.                                      4,000       13
   Mitsubishi Tokyo Financial Group, Inc.                            37      334
   Mitsui & Co. Ltd.                                             10,000       81
   Mitsui Chemicals, Inc.                                         5,000       25
   Mitsui Engineering & Shipbuilding Co. Ltd. +                   6,000        9
   Mitsui Fudosan Co. Ltd.                                        6,000       66
   Mitsui Mining & Smelting Co. Ltd.                              5,000       20
   Mitsui O.S.K. Lines Ltd.                                       7,000       42
   Mitsui Sumitomo Insurance Co. Ltd.                            10,000       89
   Mitsui Trust Holding, Inc.                                     5,000       36
   Mitsukoshi Ltd. +                                              3,000       14
   Mitsumi Electric Co. Ltd.                                      1,000       10
   Mizuho Financial Group, Inc.                                      60      243
   Murata Manufacturing Co. Ltd.                                  1,800       89
   Namco Ltd. +                                                     300        8
   NEC Corp.                                                     13,000       83
   NET One Systems Co. Ltd.                                           4       14
   NGK Insulators Ltd.                                            2,000       16
   NGK Spark Plug Co. Ltd. +                                      1,000       10
   Nichii Gakkan Co. +                                              100        3
   Nichirei Corp.                                                 2,000        7
   Nidec Corp. +                                                    300       29
   Nikko Cordial Corp.                                           11,000       49
   Nikon Corp. +                                                  2,000       19
   Nintendo Co. Ltd.                                                800       86
   Nippon Building Fund, Inc.                                         3       23
   Nippon Express Co. Ltd.                                        7,000       36
   Nippon Kayaku Co. Ltd.                                         1,000        5
   Nippon Meat Packers, Inc.                                      1,000       12
   Nippon Mining Holdings, Inc.                                   4,000       18
   Nippon Oil Corp.                                              11,000       69
   Nippon Sanso Corp.                                             2,000       10
   Nippon Sheet Glass Co. Ltd. +                                  3,000       11
   Nippon Shokubai Co. Ltd.                                       1,000        8
   Nippon Steel Corp. +                                          53,000      122
   Nippon Telegraph & Telephone Corp.                                42      182
   Nippon Unipac Holding                                              8       38
   Nippon Yusen Kabushiki Kaisha +                                8,000       42
   Nishimatsu Construction Co. Ltd. +                             2,000        6
   Nissan Chemical Industries                                     1,000        8
   Nissan Motor Co. Ltd.                                         19,700      215
   Nisshin Seifun Group, Inc.                                     1,000     $ 10
   Nisshinbo Industries, Inc.                                     1,000        7
   Nissin Food Products Co. Ltd.                                    600       15
   Nitto Denko Corp. +                                            1,300       57
   Nomura Holdings, Inc.                                         14,000      193
   NSK Ltd. +                                                     4,000       18
   NTN Corp. +                                                    4,000       22
   NTT Data Corp. +                                                  11       31
   NTT DoCoMo, Inc.                                                 161      299
   Obayashi Corp.                                                 5,000       25
   OJI Paper Co. Ltd. +                                           6,000       36
   Oki Electric Industry Co. Ltd. * +                             5,000       17
   Okumura Corp. +                                                2,000       10
   Olympus Optical Co. Ltd. +                                     2,000       38
   Omron Corp.                                                    1,700       37
   Onward Kashiyama Co. Ltd.                                      1,000       14
   Oracle Corp. Japan +                                             400       21
   Oriental Land Co. Ltd. +                                         400       25
   ORIX Corp.                                                       600       62
   Osaka Gas Co. Ltd.                                            18,000       50
   Pioneer Corp. +                                                1,000       22
   Promise Co. Ltd.                                                 700       45
   QP Corp. of Japan                                              1,400       12
   Resona Holdings, Inc.                                         40,000       65
   Ricoh Co. Ltd.                                                 6,000      118
   Rohm Co. Ltd.                                                    900       94
   Saizeriya Co. Ltd. +                                             400        6
   Sanden Corp. +                                                 1,000        7
   Sankyo Co. Ltd.                                                3,000       63
   Sankyo Co. Ltd. - Gunma                                          300       11
   Sanyo Electric Co. Ltd. +                                     13,000       45
   Sapporo Breweries Ltd. +                                       2,000        7
   Secom Co. Ltd.                                                 1,500       56
   Sega Corp. * +                                                   900       12
   Seiko Epson Corp. +                                              400       16
   Seino Transportation Co. Ltd.                                  1,000        9
   Sekisui Chemical Co. Ltd. +                                    4,000       30
   Sekisui House Ltd.                                             4,000       40
   Seven-Eleven Japan Co. Ltd. +                                  3,000       92
   Sharp Corp.                                                    7,000       98
   Shimachu Co. Ltd.                                                400       10
   Shimamura Co. Ltd. +                                             200       15

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4% - CONTINUED
--------------------------------------------------------------------------------
Japan - 19.7% - (continued)
   Shimano, Inc.                                                 1,000   $    23
   Shimizu Corp.                                                 4,000        18
   Shin-Etsu Chemical Co. Ltd.                                   2,900       101
   Shionogi & Co. Ltd. +                                         2,000        32
   Shiseido Co. Ltd. +                                           3,000        39
   Shizuoka Bank (The) Ltd. +                                    5,000        38
   Showa Denko K.K.                                              8,000        19
   Showa Shell Sekiyu K.K. +                                     1,000         9
   SMC Corp. of Japan                                              500        48
   Snow Brand Milk Products Co. Ltd. * +                         1,500         5
   Softbank Corp. +                                              2,000        86
   Sompo Japan Insurance, Inc.                                   6,000        56
   Sony Corp.                                                    7,500       260
   Stanley Electric Co. Ltd. +                                   1,000        15
   Sumitomo Bakelite Co. Ltd. +                                  1,000         6
   Sumitomo Chemical Co. Ltd.                                   13,000        58
   Sumitomo Corp.                                                6,000        44
   Sumitomo Electric Industries Ltd.                             5,000        46
   Sumitomo Heavy Industries Ltd. *                              4,000        12
   Sumitomo Metal Industries Ltd.                               26,000        30
   Sumitomo Metal Mining Co. Ltd. +                              4,000        26
   Sumitomo Mitsui Financial Group, Inc. +                          31       188
   Sumitomo Osaka Cement Co. Ltd. +                              3,000         7
   Sumitomo Realty & Development Co. Ltd. +                      3,000        33
   Sumitomo Trust & Banking (The) Co. Ltd. +                     8,000        49
   Suruga Bank (The) Ltd.                                        2,000        15
   Suzuken Co. Ltd. +                                              600        16
   T&D Holdings, Inc.                                            1,000        46
   Taiheiyo Cement Corp. +                                       6,400        15
   Taisei Corp. +                                                7,000        24
   Taisho Pharmaceutical Co. Ltd.                                1,000        19
   Taiyo Yuden Co. Ltd. +                                        1,000        12
   Takara Holdings, Inc.                                         1,000         7
   Takashimaya Co. Ltd. +                                        3,000        27
   Takeda Chemical Industries Ltd.                               6,800       308
   Takefuji Corp. +                                                590        42
   Takuma Co. Ltd.                                               1,000         8
   TDK Corp.                                                       900        60
   Teijin Ltd.                                                   7,000        24
   Teikoku Oil Co. Ltd.                                          2,000        11
   Terumo Corp.                                                  1,400        32
   THK Co. Ltd.                                                    800        14
   TIS, Inc.                                                       500   $    18
   Tobu Railway Co. Ltd.                                         6,000        23
   Toda Corp.                                                    2,000         8
   Toho Co. Ltd. of Tokyo +                                      1,100        16
   Tohoku Electric Power Co., Inc.                               3,400        58
   Tokyo Broadcasting System, Inc.                                 500         8
   Tokyo Electric Power Co., Inc.                                9,300       215
   Tokyo Electron Ltd. +                                         1,500        77
   Tokyo Gas Co. Ltd. +                                         20,000        74
   Tokyo Style Co. Ltd.                                          1,000        11
   Tokyu Corp.                                                   9,000        43
   TonenGeneral Sekiyu KK +                                      2,000        17
   Toppan Printing Co. Ltd. +                                    4,000        42
   Toray Industries, Inc.                                       10,000        47
   Toshiba Corp. +                                              22,000        82
   Tosoh Corp. +                                                 4,000        14
   Tostem Inax Holding Corp.                                     2,000        38
   Toto Ltd. +                                                   2,000        20
   Toyo Seikan Kaisha Ltd.                                       1,000        17
   Toyo Suisan Kaisha Ltd.                                       1,000        12
   Toyobo Co. Ltd.                                               5,000        12
   Toyoda Gosei Co. Ltd. +                                         300         6
   Toyota Industries Corp.                                       2,000        46
   Toyota Motor Corp.                                           23,100       914
   Trend Micro, Inc.                                               500        22
   Ube Industries Ltd. of Japan                                  6,000         8
   UFJ Holdings, Inc. *                                             29       146
   Uni-Charm Corp.                                                 400        20
   UNY Co. Ltd.                                                  1,000        11
   USS Co. Ltd.                                                    100         7
   Wacoal Corp. +                                                1,000        10
   West Japan Railway Co.                                           15        62
   World Co. Ltd.                                                  500        15
   Yahoo Japan Corp. * +                                             6        58
   Yamada Denki Co. Ltd. +                                         600        22
   Yamaha Corp.                                                  1,000        15
   Yamaha Motor Co. Ltd.                                         1,000        15
   Yamanouchi Pharmaceutical Co. Ltd.                            2,400        83
   Yamato Transport Co. Ltd.                                     3,000        46
   Yamazaki Baking Co. Ltd.                                      1,000         9
   Yokogawa Electric Corp. +                                     2,000        22
--------------------------------------------------------------------------------
                                                                          14,057
--------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4% - CONTINUED
--------------------------------------------------------------------------------
Luxembourg - 0.1%
   Arcelor                                                        3,691   $   63
--------------------------------------------------------------------------------
Malaysia - 0.0%
   Promet Berhad                                                  4,000       --
   Silverstone Corp. BHD                                            352       --
--------------------------------------------------------------------------------
                                                                              --
--------------------------------------------------------------------------------
Netherlands - 4.1%
   ABN AMRO Holding N.V.                                         12,114      257
   Aegon N.V. +                                                  10,668      114
   Akzo Nobel N.V.                                                2,160       73
   ASML Holding N.V. * +                                          3,639       46
   Corio N.V.                                                       389       17
   DSM N.V. +                                                       719       35
   Euronext N.V.                                                    800       22
   European Aeronautic Defense & Space Co. +                      2,400       63
   Hagemeyer N.V. +                                                 914        2
   Hagemeyer N.V. QIB                                             3,199        6
   Heineken N.V.                                                  1,963       59
   IHC Caland N.V.                                                  269       13
   ING Groep N.V. - CVA                                          13,836      338
   Koninklijke Ahold N.V. *                                       7,077       44
   Koninklijke Ahold NV ADR                                       3,866       24
   Koninklijke Philips Electronics N.V.                          10,391      240
   OCE N.V. +                                                       699       10
   Qiagen N.V. * +                                                1,100       10
   Reed Elsevier N.V.                                             4,988       64
   Rodamco Europe N.V.                                              399       26
   Royal Dutch Petroleum Co.                                     16,313      823
   Royal KPN N.V.                                                15,520      119
   Royal Numico NV *                                              1,328       42
   TPG N.V.                                                       2,671       62
   Unilever N.V. - CVA                                            4,513      270
   Vedior N.V. - CVA                                              1,332       18
   VNU N.V.                                                       1,786       45
   Wereldhave N.V. +                                                175       15
   Wolters Kluwer N.V. - CVA                                      2,413       40
--------------------------------------------------------------------------------
                                                                           2,897
--------------------------------------------------------------------------------
New Zealand - 0.2%
   Auckland International Airport Ltd.                            2,192       10
   Carter Holt Harvey Ltd.                                        5,625        9
   Contact Energy Ltd.                                            2,600       10
   Fisher & Paykel Appliances Holdings Ltd.                       1,920        5
   Fisher & Paykel Healthcare Corp.                                 644        6
   Fletcher Building Ltd.                                         3,579   $   12
   Independent Newspapers Ltd.                                    1,166        4
   NGC Holdings Ltd.                                              1,142        2
   Sky City Entertainment Group Ltd.                              4,000       12
   Sky Network Television Ltd. *                                    800        3
   Telecom Corp. of New Zealand Ltd.                             15,375       58
   Tower Ltd. * +                                                 3,100        4
   Warehouse Group Ltd.                                           1,200        4
--------------------------------------------------------------------------------
                                                                             139
--------------------------------------------------------------------------------
Norway - 0.4%
   Aker Kvaerner ASA *                                              245        3
   DnB Holding ASA                                                5,700       43
   Norsk Hydro ASA +                                              1,160       72
   Norske Skogindustrier ASA                                        900       15
   Orkla ASA                                                      1,500       38
   Schibsted ASA                                                    400        8
   Smedvig ASA, Class A                                             300        4
   Statoil ASA                                                    3,900       50
   Storebrand ASA                                                 1,300        9
   Tandberg ASA *                                                 1,000        9
   Telenor ASA                                                    6,450       47
   Tomra Systems ASA                                              1,500        6
   Yara International ASA *                                       1,160       10
--------------------------------------------------------------------------------
                                                                             314
--------------------------------------------------------------------------------
Portugal - 0.3%
   Banco BPI S.A. (Registered)                                    3,400       12
   Banco Comercial Portugues S.A. (Registered)                   14,027       30
   Banco Espirito Santo S.A. (Registered)                           918       15
   Brisa-Auto Estradas de Portugal S.A. +                         2,400       18
   Cimpor Cimentos de Portugal S.A.                               1,400        7
   Electricidade de Portugal S.A.                                16,000       44
   Jeronimo Martins, SGPS, S.A. *                                   394        4
   Portugal Telecom, SGPS, S.A. (Registered)                      6,874       70
   PT Multimedia Servicos de Telecomunicacoes e
      Multimedia, SGPS, S.A.                                        400        9
   Sonae, SGPS, S.A.                                              8,900        9
--------------------------------------------------------------------------------
                                                                             218
--------------------------------------------------------------------------------
Singapore - 0.7%
   Allgreen Properties Ltd.                                       4,000        2
   CapitaLand Ltd.                                                8,500        8
   Chartered Semiconductor Manufacturing Ltd. *                   8,500        5

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4% - CONTINUED
--------------------------------------------------------------------------------
Singapore - 0.7% - (continued)
   City Developments Ltd.                                         4,000   $   15
   ComfortDelgro Corp. Ltd.                                      15,000       11
   Creative Technology Ltd.                                         200        2
   Cycle & Carriage Ltd.                                          1,382        6
   Datacraft Asia Ltd. *                                          2,000        1
   DBS Group Holdings Ltd.                                        8,198       75
   Fraser and Neave Ltd.                                          1,530       13
   Haw Par Corp. Ltd.                                               711        2
   Keppel Corp. Ltd.                                              5,250       22
   Keppel Land Ltd.                                               3,000        3
   Neptune Orient Lines Ltd.                                      7,370       12
   Oversea-Chinese Banking Corp.                                  8,980       70
   Parkway Holdings Ltd.                                          5,000        4
   SembCorp Industries Ltd.                                       7,494        6
   SembCorp Logistics Ltd.                                        2,000        3
   SembCorp Marine Ltd.                                           4,000        2
   Singapore Airlines Ltd.                                        4,000       26
   Singapore Exchange Ltd.                                        6,000        6
   Singapore Land Ltd.                                            1,000        3
   Singapore Press Holdings Ltd.                                 12,295       31
   Singapore Technologies Engineering Ltd.                       11,000       13
   Singapore Telecommunications Ltd.                             49,000       66
   SMRT Corp. Ltd.                                                5,000        2
   STATS ChipPAC Ltd. *                                           2,000        1
   United Overseas Bank Ltd.                                      9,392       73
   United Overseas Land Ltd.                                      3,000        4
   Venture Corp. Ltd.                                             2,000       20
   Wing Tai Holdings Ltd.                                         3,500        2
--------------------------------------------------------------------------------
                                                                             509
--------------------------------------------------------------------------------
Spain - 3.0%
   Abertis Infraestructuras S.A.                                  2,058       37
   Acciona S.A.                                                     300       18
   Acerinox S.A.                                                  1,900       26
   ACS Actividades Cons y Serv                                    2,385       41
   Altadis S.A.                                                   2,192       68
   Amadeus Global Travel Distribution S.A., Class A +             2,000       14
   Antena 3 Television SA *                                         136        7
   Banco Bilbao Vizcaya Argentaria S.A.                          25,425      338
   Banco Popular Espanol S.A.                                     1,265       69
   Banco Santander Central Hispano S.A.                          33,872      332
   Corporacion Mapfre S.A.                                          889       10
   Endesa S.A. +                                                  7,103      132
   Fomento de Construcciones y Contratas S.A.                       426   $   16
   Gas Natural SDG S.A.                                           1,775       42
   Grupo Ferrovial S.A.                                             600       28
   Iberdrola S.A.                                                 6,048      124
   Iberia (Lineas Aereas de Espana)                               3,800       10
   Inditex S.A.                                                   1,970       45
   Indra Sistemas S.A. +                                          1,100       14
   NH Hoteles S.A. *                                                800        8
   Promotora de Informaciones S.A. (Prisa)                          600        9
   Repsol YPF S.A.                                                7,227      150
   Sacyr Vallehermoso S.A.                                          825       11
   Sociedad General de Aguas de Barcelona S.A.                      530        9
   Telefonica Publicidad e Informacion S.A.                       1,400        9
   Telefonica S.A. *                                             37,160      528
   Union Fenosa S.A.                                              1,763       39
   Zeltia S.A.                                                    1,300        9
--------------------------------------------------------------------------------
                                                                           2,143
--------------------------------------------------------------------------------
Sweden - 2.0%
   Alfa Laval AB                                                    600        8
   Assa Abloy AB, Class B                                         2,600       31
   Atlas Copco AB, Class A                                        1,000       35
   Atlas Copco AB, Class B                                          600       19
   Axfood AB +                                                      200        5
   Billerud A.B.                                                    500        8
   Castellum AB                                                     300        8
   Drott AB, Class B                                                500        7
   Electrolux AB, Class B                                         2,223       41
   Eniro AB                                                       1,400       11
   Gambro AB, Class A                                             1,500       16
   Gambro AB, Class B                                               800        8
   Getinge AB, Class B                                            1,600       18
   Hennes & Mauritz AB, Class B                                   3,740       98
   Hoganas AB, Class B                                              200        5
   Holmen AB, Class B +                                             400       11
   Modern Times Group AB, Class B *                                 400        8
   Nordea AB                                                     18,600      143
   OM AB                                                            400        4
   Sandvik AB                                                     1,700       58
   SAS AB * +                                                       600        5
   Scania                                                           400       13
   Securitas AB, Class B                                          2,300       29
   Skandia Forsakrings AB                                         7,310       26

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4% - CONTINUED
--------------------------------------------------------------------------------
Sweden - 2.0% - (continued)
   Skandinaviska Enskilda Banken, Class A                         3,700   $   52
   Skanska AB, Class B                                            3,200       29
   SKF AB, Class B                                                  611       23
   SSAB Svenskt Stal AB, Series A                                   500        9
   SSAB Svenskt Stal AB, Series B                                   200        3
   Svenska Cellulosa AB, Class B                                  1,700       64
   Svenska Handelsbanken AB, Class A                              4,400       84
   Swedish Match AB                                               2,900       29
   Tele2 AB, Class B *                                              700       26
   Telefonaktiebolaget LM Ericsson, Class B *                   116,840      315
   TeliaSonera AB                                                13,000       61
   Trelleborg AB, Class B                                           600        9
   Volvo AB, Class A                                                900       30
   Volvo AB, Class B                                              1,800       62
   WM-Data AB, Class B                                            2,100        4
--------------------------------------------------------------------------------
                                                                           1,415
--------------------------------------------------------------------------------
Switzerland - 5.9%
   ABB Ltd. * +                                                  13,745       78
   Adecco S.A. (Registered) +                                     1,000       46
   Ciba Specialty Chemicals A.G. (Registered)                       500       30
   Clariant A.G. (Registered)                                     1,950       24
   Compagnie Financiere Richemont A.G., Class A                   4,107      105
   Credit Suisse Group * +                                        8,888      277
   Geberit A.G. (Registered)                                         25       18
   Givaudan S.A. (Registered)                                        65       40
   Holcim Ltd. (Registered)                                       1,485       79
   Kudelski S.A. (Bearer) *                                         300        9
   Kuoni Reisen Holding (Registered)                                 27       10
   Logitech International S.A. (Registered) *                       400       18
   Lonza Group A.G. (Registered)                                    378       17
   Nestle S.A. (Registered)                                       3,159      747
   Nobel Biocare Holding A.G.                                       200       28
   Novartis A.G. (Registered)                                    18,644      862
   Roche Holding A.G. (Genusschein)                               5,565      539
   Schindler Holding A.G.                                            50       14
   Serono S.A., Class B +                                            55       35
   SGS Societe Generale de Surveillance Holdings S.A.
      (Registered)                                                   30       16
   STMicroelectronics N.V. +                                      4,655       79
   Sulzer A.G. (Registered) +                                        40       11
   Swatch Group A.G. (Registered)                                   500       13
   Swatch Group A.G., Class B                                       300       37
   Swiss Reinsurance (Registered)                                 2,590   $  146
   Swisscom A.G. (Registered) +                                     220       73
   Syngenta A.G.                                                    856       77
   Synthes, Inc.                                                    344       37
   UBS A.G. (Registered)                                          8,799      590
   Unaxis Holding A.G. (Registered)                                  75        6
   Valora Holding A.G.                                               35        8
   Zurich Financial Services A.G.                                 1,111      155
--------------------------------------------------------------------------------
                                                                           4,224
--------------------------------------------------------------------------------
United Kingdom - 21.3%
   3i Group PLC                                                   5,304       55
   Aegis Group PLC                                               10,000       15
   Aggreko PLC                                                    2,000        5
   Alliance Unichem PLC                                           2,000       24
   Amec PLC                                                       3,047       17
   Amvescap PLC                                                   6,433       34
   ARM Holdings PLC +                                             9,000       13
   Associated British Ports Holdings PLC                          2,462       19
   AstraZeneca PLC                                               13,169      606
   Aviva PLC                                                     17,671      169
   BAA PLC                                                        8,498       85
   BAE Systems PLC                                               24,310       88
   Balfour Beatty PLC                                             4,158       20
   Barclays PLC                                                  51,115      474
   Barratt Developments PLC                                       2,235       24
   BBA Group PLC                                                  4,101       19
   Berkeley Group (The) PLC                                       1,000       22
   BG Group PLC                                                  27,640      171
   BHP Billiton PLC *                                            19,324      182
   BOC Group PLC                                                  4,037       65
   Boots Group PLC                                                6,446       79
   BP PLC                                                       172,558    1,532
   BPB PLC                                                        4,000       29
   Brambles Industries PLC                                        6,646       29
   British Airways PLC *                                          5,120       21
   British American Tobacco PLC                                  12,452      188
   British Land Co. PLC                                           4,035       52
   British Sky Broadcasting PLC                                  10,002       86
   BT Group PLC                                                  68,477      226
   Bunzl PLC                                                      3,584       27
   Cable & Wireless PLC *                                        20,811       41
   Cadbury Schweppes PLC                                         16,373      131

EQUITY PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4% - CONTINUED
--------------------------------------------------------------------------------
United Kingdom - 21.3% - (continued)
   Capita Group PLC                                               6,000   $   34
   Carnival PLC                                                   1,323       64
   Cattles PLC                                                    3,000       17
   Centrica PLC                                                  33,807      150
   Close Brothers Group PLC                                       1,000       13
   Cobham PLC                                                     1,000       25
   Compass Group PLC                                             17,362       97
   Corus Group PLC *                                             22,831       18
   Daily Mail & General Trust N.V., Class A                       2,424       30
   Davis Service Group PLC                                        2,000       14
   De La Rue PLC                                                  1,850       10
   Diageo PLC                                                    23,978      295
   Dixons Group PLC +                                            17,342       49
   Electrocomponents PLC                                          4,000       23
   Emap PLC                                                       2,000       27
   EMI Group PLC +                                                6,737       27
   Enterprise Inns PLC                                            2,698       27
   Exel PLC                                                       2,367       30
   FirstGroup PLC                                                 4,000       21
   FKI PLC                                                        5,000       11
   Friends Provident PLC                                         15,000       36
   GKN PLC                                                        6,646       26
   GlaxoSmithKline PLC                                           46,468      947
   Great Portland Estates PLC                                     1,440        7
   Group 4 Securicor PLC *                                        9,932       21
   GUS PLC                                                        8,035      123
   Hammerson PLC                                                  2,040       27
   Hanson PLC                                                     5,855       40
   Hays PLC                                                      15,000       32
   HBOS PLC                                                      30,187      370
   Hilton Group PLC                                              12,554       59
   HSBC Holdings PLC                                             86,357    1,343
   ICAP PLC                                                       1,756        7
   IMI PLC                                                        3,000       19
   Imperial Chemical Industries PLC                               9,407       37
   Imperial Tobacco Group PLC                                     5,793      128
   Inchcape PLC                                                     269        8
   Intercontinental Hotels Group PLC                              6,367       65
   International Power PLC *                                     10,302       25
   Invensys PLC *                                                51,179       14
   ITV PLC                                                       32,149       60
   J Sainsbury PLC +                                             10,101       47
   Johnson Matthey PLC                                            2,000   $   33
   Kelda Group PLC                                                3,350       32
   Kesa Electricals PLC                                           4,842       25
   Kidde PLC                                                      7,307       16
   Kingfisher PLC                                                18,405       92
   Land Securities Group PLC                                      3,699       77
   Legal & General Group PLC                                     51,661       93
   Liberty International PLC                                      2,000       30
   Lloyds TSB Group PLC +                                        44,408      334
   LogicaCMG PLC                                                  6,344       18
   London Stock Exchange PLC                                        872        6
   Man Group PLC                                                  2,000       48
   Marconi Corp. PLC *                                            1,538       16
   Marks & Spencer Group PLC +                                   18,008      114
   MFI Furniture PLC                                              5,000       11
   Misys PLC                                                      5,008       16
   Mitchells & Butlers PLC                                        4,494       21
   National Grid Transco PLC                                     24,104      201
   Next PLC                                                       2,337       63
   Novar PLC                                                      3,900        9
   Pearson PLC                                                    6,369       71
   Peninsular & Oriental Steam Navigation (The) Co.               6,559       28
   Persimmon PLC +                                                2,000       24
   Pilkington PLC                                                 8,974       14
   Provident Financial PLC                                        2,342       25
   Prudential PLC                                                16,338      129
   Punch Taverns PLC                                                936        8
   Rank Group PLC                                                 5,215       27
   Reckitt Benckiser PLC                                          4,893      129
   Reed Elsevier PLC                                             10,076       89
   Rentokil Initial PLC                                          14,580       39
   Reuters Group PLC                                             11,381       66
   Rexam PLC                                                      4,631       37
   Rio Tinto PLC +                                                8,423      209
   RMC Group PLC                                                  2,000       23
   Rolls-Royce Group PLC                                         13,000       54
   Royal & Sun Alliance Insurance Group PLC                      22,744       29
   Royal Bank of Scotland Group PLC                              23,243      648
   SABMiller PLC                                                  6,258       78
   Sage Group PLC                                                11,000       32
   Schroders PLC                                                    690        8
   Scottish & Newcastle PLC                                       6,365       45

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 12 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4% - CONTINUED
--------------------------------------------------------------------------------
United Kingdom - 21.3% - (continued)
   Scottish & Southern Energy PLC +                              6,824   $    91
   Scottish Power PLC                                           15,108       110
   Serco Group PLC                                               4,000        14
   Severn Trent PLC                                              3,000        47
   Shell Transport & Trading Co. PLC (Registered)               75,690       553
   Signet Group PLC                                             15,300        29
   Slough Estates PLC                                            4,000        33
   Smith & Nephew PLC                                            7,378        66
   Smiths Group PLC                                              4,593        57
   SSL International PLC                                         2,000        10
   Stagecoach Group PLC *                                        9,024        14
   Tate & Lyle PLC                                               3,575        23
   Taylor Woodrow PLC                                            5,046        25
   Tesco PLC                                                    60,615       291
   TI Automotive Ltd., Class A *                                 5,000        --
   Tomkins PLC                                                   7,000        33
   Trinity Mirror PLC                                            1,471        17
   Unilever PLC                                                 21,843       187
   United Business Media PLC                                     2,568        22
   United Utilities PLC                                          4,570        45
   United Utilities PLC *                                        2,538        17
   Vodafone Group PLC                                          529,917     1,206
   Whitbread PLC                                                 2,352        35
   William Hill PLC                                              3,000        29
   Wimpey (George) PLC                                           3,000        23
   Wolseley PLC                                                  4,614        71
   WPP Group PLC                                                 8,653        77
   Yell Group PLC *                                              3,168        19
--------------------------------------------------------------------------------
                                                                          15,182
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $45,794)                                                            59,501

--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.4%
--------------------------------------------------------------------------------
Australia - 0.2%
   News Corp. Ltd. +                                            20,155   $   149
--------------------------------------------------------------------------------
Germany - 0.2%
   Fresenius Medical Care A.G. +                                   250        13
   Henkel KGaA +                                                   534        39
   Porsche A.G.                                                     57        35
   ProSieben SAT.1 Media A.G.                                      675        11
   RWE A.G.                                                        350        14
   Volkswagen A.G.                                                 900        24
--------------------------------------------------------------------------------
                                                                             136
--------------------------------------------------------------------------------
New Zealand - 0.0%
   Tenon Ltd. *                                                  1,200         2
--------------------------------------------------------------------------------
Total Preferred Stocks
--------------------------------------------------------------------------------
(Cost $235)                                                                  287

--------------------------------------------------------------------------------
RIGHTS - 0.0%
--------------------------------------------------------------------------------
   Accor S.A. *                                                  1,504         1
   Sacyr Vallehermoso *                                            825        --
   International Power PLC *                                     3,399         3
--------------------------------------------------------------------------------
Total Rights
--------------------------------------------------------------------------------
(Cost $--)                                                                     4

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 11.3%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                          8,061,694     8,062
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $8,062)                                                              8,062

EQUITY PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 13.4%
--------------------------------------------------------------------------------
   RaboBank Nederland, London,
      Eurodollar Time Deposit,
      1.59%, 9/1/04                                            $8,823   $ 8,823
   U.S. Treasury Bill, /(2)/
      1.58%, 12/23/04                                             745       741
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $9,564)                                                             9,564

--------------------------------------------------------------------------------
Total Investments - 108.5%
--------------------------------------------------------------------------------
(Cost $63,655)                                                           77,418
   Liabilities less Other Assets - (8.5)%                                (6,057)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $71,361

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contacts.

*    Non-Income Producing Security.
+    Security is either wholly or partially on loan.

At August 31, 2004, the International Equity Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                                    NOTIONAL                          UNREALIZED
                        NUMBER OF    AMOUNT    CONTRACT   CONTRACT   GAIN (LOSS)
     TYPE               CONTRACTS    (000S)    POSITION     EXP.        (000S)
--------------------------------------------------------------------------------
SPI 200                     8        $   500     Long       9/04        $   5

EuroStoxx-50              149          4,862     Long       9/04         (170)

FTSE 100                   34          2,741     Long       9/04           53

Hang Seng Index             2            164     Long       9/04           --

TOPIX Index                15          1,552     Long       9/04          (42)

Nikkei 225                 34          1,220     Long       9/04          (32)
--------------------------------------------------------------------------------
Total                                 11,039                            $(186)

At August 31, 2004, the International Equity Index Portfolio's investments, (excluding short-term investments) were diversified as follows:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                      PERCENTAGE
--------------------------------------------------------------------------------
Basic Industries/Energy                                                     8.4%
Basic Materials                                                             6.8
Consumer Discretionary                                                     13.2
Consumer Staples                                                            8.2
Financials                                                                 26.5
Healthcare                                                                  8.7
Industrials                                                                 9.4
Information Technology                                                      6.4
Telecommunications                                                          7.3
Utilities                                                                   5.1
--------------------------------------------------------------------------------
Total                                                                     100.0%

At August 31, 2004, the International Equity Index Portfolio's investments, (excluding short-term investments) were denominated in the following currencies:

--------------------------------------------------------------------------------
CONCENTRATION BY CURRENCY                                            PERCENTAGE
--------------------------------------------------------------------------------
Euro                                                                       32.3%
United Kingdom Pound                                                       25.4
Japanese Yen                                                               23.5
Swiss Franc                                                                 7.1
Australian Dollar                                                           5.2
All other currencies less than 5%                                           6.5
--------------------------------------------------------------------------------
Total                                                                     100.0%

At August 31, 2004, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

-------------------------------------------------------------------------------------
                         AMOUNT         IN        AMOUNT
CONTRACTS                (LOCAL      EXCHANGE     (LOCAL                   UNREALIZED
TO DELIVER             CURRENCY)        FOR      CURRENCY)   SETTLEMENT   GAIN/(LOSS)
CURRENCY                 (000S)      CURRENCY      (000S)       DATE         (000S)
-------------------------------------------------------------------------------------
Euro                      3,650    U.S. Dollar     4,466      10/18/04       $(24)

Japanese Yen            282,390    U.S. Dollar     2,554      10/18/04         37

United Kingdom Pound      1,241    U.S. Dollar     2,249      10/18/04        (22)
-------------------------------------------------------------------------------------
Total                                                                        $ (9)

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 14 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                              AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

Federal Tax Information:

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                         $63,655
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $14,686
Gross tax depreciation of investments                                      (923)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $13,763
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.2%
--------------------------------------------------------------------------------
Advertising - 2.5%
   Getty Images, Inc. *                                           4,100   $  227
--------------------------------------------------------------------------------
Apparel - 2.4%
   Deckers Outdoor Corp. * +                                      4,400      129
   Quiksilver, Inc. *                                             4,400       96
--------------------------------------------------------------------------------
                                                                             225
--------------------------------------------------------------------------------
Banks - 1.8%
   East-West Bancorp, Inc.                                        4,700      170
--------------------------------------------------------------------------------
Beverages - 1.4%
   Cott Corp. * +                                                 4,600      125
--------------------------------------------------------------------------------
Biotechnology - 1.3%
   Serologicals Corp. * +                                         5,600      117
--------------------------------------------------------------------------------
Building Materials - 1.8%
   Florida Rock Industries, Inc.                                  3,600      164
--------------------------------------------------------------------------------
Commercial Services - 7.9%
   Alliance Data Systems Corp. *                                  2,600       99
   Bright Horizons Family Solutions, Inc. *                       1,900       94
   Corporate Executive Board Co.                                  2,000      118
   CoStar Group, Inc. *                                           4,700      199
   iPayment, Inc. * +                                             3,800      134
   Labor Ready, Inc. * +                                          6,800       84
--------------------------------------------------------------------------------
                                                                             728
--------------------------------------------------------------------------------
Computers - 2.2%
   Manhattan Associates, Inc. * +                                 4,600      108
   Research In Motion Ltd. *                                      1,600       96
--------------------------------------------------------------------------------
                                                                             204
--------------------------------------------------------------------------------
Diversified Financial Services - 1.6%
   Chicago Mercantile Exchange +                                  1,100      147
--------------------------------------------------------------------------------
Electronics - 1.2%
   Cymer, Inc. *                                                  4,100      110
--------------------------------------------------------------------------------
Entertainment - 2.6%
   Lions Gate Entertainment Corp. * +                            17,400      116
   Penn National Gaming, Inc. *                                   3,300      128
--------------------------------------------------------------------------------
                                                                             244
--------------------------------------------------------------------------------
Food - 1.0%
   United Natural Foods, Inc. * +                                 3,900       97
--------------------------------------------------------------------------------
Healthcare-Products - 12.6%
   American Medical Systems Holdings, Inc. *                      4,000      126
   Bard (C.R.), Inc.                                              2,800      157
   Cooper Cos., Inc.                                              4,000      232
   Dade Behring Holdings, Inc. *                                  2,200      116
   Gen-Probe, Inc. *                                              3,300      119
   IDEXX Laboratories, Inc. *                                     2,900   $  141
   Inamed Corp. *                                                 2,400      128
   Respironics, Inc. *                                            2,900      154
--------------------------------------------------------------------------------
                                                                           1,173
--------------------------------------------------------------------------------
Healthcare-Services - 3.0%
   Pediatrix Medical Group, Inc. *                                2,200      154
   Sierra Health Services *                                       2,900      125
--------------------------------------------------------------------------------
                                                                             279
--------------------------------------------------------------------------------
Insurance - 0.9%
   Selective Insurance Group, Inc. +                              2,400       83
--------------------------------------------------------------------------------
Internet - 1.1%
   RSA Security, Inc. * +                                         7,000      104
--------------------------------------------------------------------------------
Iron/Steel - 2.6%
   Reliance Steel & Aluminum Co.                                  1,100       42
   Steel Dynamics, Inc. +                                         6,400      200
--------------------------------------------------------------------------------
                                                                             242
--------------------------------------------------------------------------------
Leisure Time - 1.3%
   Life Time Fitness, Inc. *                                      4,900      122
--------------------------------------------------------------------------------
Lodging - 1.4%
   Station Casinos, Inc.                                          2,800      129
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.9%
   Ceradyne, Inc. * +                                             4,500      175
--------------------------------------------------------------------------------
Oil & Gas - 2.6%
   Edge Petroleum Corp. of Delaware *                             4,300       63
   Range Resources Corp.                                          2,600       39
   Southwestern Energy Co. *                                      3,800      135
--------------------------------------------------------------------------------
                                                                             237
--------------------------------------------------------------------------------
Oil & Gas Services - 4.0%
   Cal Dive International, Inc. *                                 6,800      203
   Smith International, Inc. *                                    2,100      120
   Veritas DGC, Inc. * +                                          2,200       51
--------------------------------------------------------------------------------
                                                                             374
--------------------------------------------------------------------------------
Packaging & Containers - 1.1%
   Greif Brothers Corp., Class A                                  2,700      105
--------------------------------------------------------------------------------
Pharmaceuticals - 1.6%
   VCA Antech, Inc. *                                             7,600      146
--------------------------------------------------------------------------------
REITS - 1.1%
   Centerpoint Properties Corp.                                   2,500      105
--------------------------------------------------------------------------------
Retail - 9.8%
   Aeropostale, Inc. *                                            5,800      180
   Applebee's International, Inc.                                 4,400      106

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.2% - CONTINUED
--------------------------------------------------------------------------------
Retail - 9.8% - (continued)
   Claire's Stores, Inc.                                          4,800   $  117
   Copart, Inc. *                                                 6,800      148
   Dick's Sporting Goods, Inc. * +                                5,500      178
   Stein Mart, Inc. * +                                          10,900      178
--------------------------------------------------------------------------------
                                                                             907
--------------------------------------------------------------------------------
Semiconductors - 1.2%
   Integrated Circuit Systems, Inc. *                             5,200      114
--------------------------------------------------------------------------------
Software - 6.4%
   Ansys, Inc. *                                                  2,700      122
   Certegy, Inc.                                                  2,800      107
   Cognos, Inc. *                                                 3,600      114
   Global Payments, Inc. +                                        3,200      142
   Hyperion Solutions Corp. *                                     3,000      110
--------------------------------------------------------------------------------
                                                                             595
--------------------------------------------------------------------------------
Telecommunications - 6.9%
   Adtran, Inc.                                                   4,500      120
   Andrew Corp. *                                                10,100      112
   Plantronics, Inc.                                              4,200      163
   Sierra Wireless, Inc. * +                                      5,800      103
   Western Wireless Corp., Class A *                              5,800      146
--------------------------------------------------------------------------------
                                                                             644
--------------------------------------------------------------------------------
Transportation - 5.0%
   Dynamex, Inc. *                                                7,300       98
   Forward Air Corp. *                                            1,900       69
   General Maritime Corp. * +                                     5,200      142
   Hunt (J.B.) Transport Services, Inc.                           4,500      152
--------------------------------------------------------------------------------
                                                                             461
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $8,067)                                                              8,553

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 25.6%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                           2,382,130    2,382
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $2,382)                                                              2,382

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 6.6%
--------------------------------------------------------------------------------
   RaboBank Nederland, London,
      Eurodollar Time Deposit, 1.59%, 9/1/04                     $608   $   608
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $608)                                                                 608

--------------------------------------------------------------------------------
Total Investments - 124.4%
--------------------------------------------------------------------------------
(Cost $11,057)                                                           11,543
   Liabilities less Other Assets - (24.4)%                               (2,266)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $ 9,277

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security.
+    Security is either wholly or partially on loan.

Federal Tax Information:
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                         $11,057
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $   754
Gross tax depreciation of investments                                      (268)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $   486
--------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
--------------------------------------------------------------------------------
Advertising - 0.5%
   Advo, Inc.                                                     2,380     $ 70
   Catalina Marketing Corp. * +                                   3,389       76
   Grey Global Group, Inc.                                           62       56
   R.H. Donnelley Corp. *                                         1,765       82
   Sitel Corp. *                                                  3,200        7
   ValueVision Media, Inc., Class A *                             1,331       17
   Ventiv Health, Inc. *                                          1,319       20
--------------------------------------------------------------------------------
                                                                             328
--------------------------------------------------------------------------------
Aerospace/Defense - 1.2%
   AAR Corp. *                                                    2,543       27
   Armor Holdings, Inc. *                                         1,871       66
   BE Aerospace, Inc. *                                           3,005       32
   Curtiss-Wright Corp.                                           1,344       73
   DRS Technologies, Inc. *                                       1,691       62
   Ducommun, Inc. *                                                 590       13
   EDO Corp. +                                                    1,261       33
   Engineered Support Systems, Inc.                               1,470       64
   Esterline Technologies Corp. *                                 1,606       51
   GenCorp, Inc. * +                                              2,476       30
   Heico Corp. +                                                  1,147       19
   Herley Industries, Inc. *                                        893       16
   Innovative Solutions & Supports, Inc. *                          700       19
   Kaman Corp., Class A +                                         1,790       21
   Moog, Inc., Class A *                                          1,857       66
   MTC Technologies, Inc. *                                         504       13
   Orbital Sciences Corp. * +                                     3,477       37
   Sequa Corp., Class A * +                                         326       17
   Teledyne Technologies, Inc. *                                  2,391       58
   Titan Corp. * +                                                5,846       77
   Triumph Group, Inc. * +                                        1,101       35
   United Industrial Corp. of New York                              881       26
--------------------------------------------------------------------------------
                                                                             855
--------------------------------------------------------------------------------
Agriculture - 0.4%
   Alico, Inc.                                                      292       13
   Delta & Pine Land Co.                                          3,011       76
   DIMON, Inc.                                                    3,436       20
   Maui Land & Pineapple Co., Inc. * +                              252        8
   Standard Commercial Corp.                                        814       12
   Tejon Ranch Co. * +                                              601       22
   Universal Corp. of Virginia                                    1,708       77
   Vector Group Ltd. +                                            1,837       31
--------------------------------------------------------------------------------
                                                                             259
--------------------------------------------------------------------------------
Airlines - 0.6%
   Airtran Holdings, Inc. * +                                     5,912     $ 72
   Alaska Air Group, Inc. * +                                     1,875       44
   America West Holdings Corp., Class B * +                       3,234       21
   Continental Airlines, Inc., Class B * +                        4,655       45
   Delta Air Lines, Inc. * +                                      6,900       28
   ExpressJet Holdings, Inc. *                                    2,427       26
   FLYi, Inc. * +                                                 3,255       15
   Frontier Airlines, Inc. * +                                    3,140       28
   Mesa Air Group, Inc. * +                                       3,116       20
   Northwest Airlines Corp. * +                                   5,954       56
   Pinnacle Airlines Corp. *                                        900        9
   Skywest, Inc.                                                  4,087       59
--------------------------------------------------------------------------------
                                                                             423
--------------------------------------------------------------------------------
Apparel - 0.9%
   Cherokee, Inc. +                                                 523       12
   Deckers Outdoor Corp. * +                                        854       25
   DHB Industries, Inc. * +                                       1,662       21
   Guess?, Inc. *                                                   700       11
   Gymboree Corp. * +                                             2,216       32
   K-Swiss, Inc., Class A +                                       1,814       35
   Kellwood Co.                                                   2,092       76
   Oshkosh B'Gosh, Inc., Class A +                                  645       13
   Oxford Industries, Inc.                                          998       40
   Perry Ellis International, Inc. *                                336        8
   Phillips-Van Heusen Corp.                                      1,927       39
   Quiksilver, Inc. * +                                           3,888       85
   Russell Corp.                                                  2,059       37
   Skechers U.S.A., Inc., Class A * +                             1,431       19
   Steven Madden Ltd. * +                                           845       15
   Stride Rite Corp.                                              2,877       29
   Warnaco Group (The), Inc. *                                    3,521       71
   Weyco Group, Inc. +                                              252        9
   Wolverine World Wide, Inc.                                     2,908       70
--------------------------------------------------------------------------------
                                                                             647
--------------------------------------------------------------------------------
Auto Manufacturers - 0.1%
   A.S.V., Inc. *                                                   504       15
   Wabash National Corp. * +                                      1,935       52
--------------------------------------------------------------------------------
                                                                              67
--------------------------------------------------------------------------------
Auto Parts & Equipment - 1.1%
   Aftermarket Technology Corp. *                                 1,168       15
   ArvinMeritor, Inc.                                             4,900       94
   Bandag, Inc. +                                                   878       40

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Auto Parts & Equipment - 1.1% - (continued)
   Collins & Aikman Corp. * +                                     2,585     $ 12
   Cooper Tire & Rubber Co.                                       5,141      116
   Exide Technologies * +                                         1,300       21
   Goodyear Tire & Rubber (The) Co. * +                          10,720      118
   Hayes Lemmerz International, Inc. *                            2,300       30
   Keystone Automotive Industries, Inc. *                           961       21
   Modine Manufacturing Co.                                       1,837       55
   Noble International Ltd. +                                       700       14
   Sports Resorts International, Inc. * +                           100       --
   Strattec Security Corp. *                                        284       18
   Superior Industries International, Inc. +                      1,534       49
   Tenneco Automotive, Inc. * +                                   2,992       40
   Tower Automotive, Inc. * +                                     5,459       16
   Visteon Corp.                                                  9,025       84
--------------------------------------------------------------------------------
                                                                             743
--------------------------------------------------------------------------------
Banks - 8.8%
   1st Source Corp. +                                               987       25
   ABC Bancorp                                                      834       15
   Alabama National Bancorp                                         818       49
   Amcore Financial, Inc. +                                       1,741       49
   AmericanWest Bancorp * +                                         831       15
   Arrow Financial Corp.                                            659       20
   Bancfirst Corp. +                                                259       16
   BancorpSouth, Inc.                                             4,900      110
   BancTrust Financial Group, Inc. +                                587       11
   Bank Mutual Corp.                                              4,659       53
   Bank of Granite Corp. +                                        1,077       20
   Bank of the Ozarks, Inc. +                                       808       21
   Banner Corp.                                                     797       23
   Boston Private Financial Holdings, Inc. +                      1,692       41
   Bryn Mawr Bank Corp. +                                           650       13
   Camden National Corp.                                            734       24
   Capital City Bank Group, Inc. +                                  790       31
   Capital Corp. of the West +                                      420       17
   Capitol Bancorp Ltd. +                                           862       25
   Cascade Bancorp                                                1,292       22
   Cathay Bancorp, Inc.                                           1,575      110
   CB Bancshares, Inc.                                              294       28
   Center Financial Corp. +                                         740       13
   Central Coast Bancorp * +                                        820       16
   Central Pacific Financial Corp. +                              1,113       31
   Century Bancorp, Inc. of Massachusetts, Class A                  266     $  8
   Chemical Financial Corp. +                                     1,829       63
   Chittenden Corp.                                               2,621       94
   Citizens Banking Corp. of Michigan +                           3,008       96
   City Holding Co. +                                             1,253       39
   CityBank Lynwood of Washington                                   665       22
   Coastal Financial Corp. +                                        978       14
   CoBiz, Inc.                                                    1,006       16
   Columbia Bancorp                                                 468       13
   Columbia Banking Systems, Inc.                                 1,071       24
   Community Bank System, Inc. +                                  1,726       44
   Community Banks, Inc. +                                          934       26
   Community First Bankshares, Inc. +                             2,542       82
   Community Trust Bancorp, Inc.                                  1,150       35
   Corus Bankshares, Inc. +                                       1,102       47
   CVB Financial Corp. +                                          2,874       62
   East-West Bancorp, Inc.                                        3,589      130
   Farmers Capital Bank Corp. +                                     509       17
   Financial Institutions, Inc. +                                   685       15
   First Bancorp of North Carolina +                                628       20
   First BanCorp of Puerto Rico                                   2,200      101
   First Busey Corp. +                                            1,113       21
   First Charter Corp. +                                          2,362       55
   First Citizens Bancshares, Inc., Class A                         499       58
   First Commonwealth Financial Corp.                             4,880       66
   First Community Bancorp of California +                        1,000       41
   First Community Bancshares, Inc. +                               799       25
   First Financial Bancorp +                                      2,500       45
   First Financial Bankshares, Inc. +                             1,151       47
   First Financial Corp. of Indiana +                             1,166       36
   First Indiana Corp. +                                            940       18
   First Merchants Corp. +                                        1,538       38
   First Midwest Bancorp, Inc. of Illinois                        2,900      100
   First National Bankshares of Florida, Inc.                     2,881       72
   First Oak Brook Bancshares, Inc.                                 500       15
   First of Long Island (The) Corp. +                               300       13
   First Republic Bank +                                            779       35
   First State Bancorporation +                                     549       16
   FNB Corp. +                                                    2,700       58
   FNB Corp. of Virginia +                                          472       13
   Frontier Financial Corp. +                                     1,269       44
   GB&T Bancshares, Inc. +                                          420        9

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Banks - 8.8% - (continued)
   German American Bancorp +                                        777     $ 13
   Glacier Bancorp, Inc. +                                        1,739       49
   Gold Banc Corp., Inc.                                          2,806       43
   Great Southern Bancorp, Inc. +                                   912       29
   Greater Bay Bancorp +                                          3,580      102
   Hancock Holding Co. +                                          2,152       67
   Hanmi Financial Corp.                                            791       25
   Harleysville National Corp. +                                  1,995       48
   Heartland Financial USA, Inc. +                                  756       14
   IBERIABANK Corp. +                                               571       32
   Independent Bank Corp. of Massachusetts                          888       27
   Independent Bank Corp. of Michigan +                           1,578       41
   Integra Bank Corp.                                             1,276       26
   Interchange Financial Services Corp. of New Jersey +             942       23
   Irwin Financial Corp. +                                        1,169       30
   Lakeland Bancorp, Inc. +                                         997       16
   Lakeland Financial Corp. +                                       393       13
   Macatawa Bank Corp. +                                            716       18
   Main Street Banks, Inc. +                                      1,120       31
   MainSource Financial Group, Inc. +                               750       15
   MB Financial, Inc.                                             1,383       52
   MBT Financial Corp. +                                          1,343       26
   Mercantile Bank Corp. +                                          441       15
   Mid-State Bancshares +                                         1,875       46
   Midwest Banc Holdings, Inc. +                                    872       16
   Nara Bancorp, Inc. +                                           1,313       27
   National Penn Bancshares, Inc. +                               1,671       50
   NBC Capital Corp. +                                              516       13
   NBT Bancorp, Inc. +                                            2,497       56
   Old National Bancorp of Indiana +                              4,200      105
   Old Second Bancorp, Inc. +                                     1,022       28
   Omega Financial Corp.                                            654       21
   Oriental Financial Group, Inc. +                               1,099       30
   Pacific Capital Bancorp                                        3,246       93
   Park National Corp. +                                            800       99
   Peapack Gladstone Financial Corp. +                              540       17
   Pennrock Financial Services Corp.                                664       19
   Peoples Bancorp, Inc. of Ohio                                    808       21
   Peoples Holding (The) Co. +                                      675       22
   PrivateBancorp, Inc. +                                         1,100       32
   Prosperity Bancshares, Inc.                                    1,067       28
   Provident Bankshares Corp.                                     2,221       70
   R & G Financial Corp.                                          1,923     $ 66
   Republic Bancorp, Inc. of Kentucky, Class A +                    636       14
   Republic Bancorp, Inc. of Michigan                             4,462       66
   Riggs National Corp. +                                         1,136       27
   Royal Bancshares of Pennsylvania, Inc. +                         329        8
   S & T Bancorp, Inc. +                                          1,663       58
   Sandy Spring Bancorp, Inc. +                                   1,174       39
   Santander BanCorp                                                471       11
   SCBT Financial Corp. +                                           672       19
   Seacoast Banking Corp. of Florida                                905       20
   Security Bank Corp. +                                            336       11
   Silicon Valley Bancshares * +                                  2,334       87
   Simmons First National Corp., Class A +                        1,140       28
   Southside Bancshares, Inc. +                                     740       14
   Southwest Bancorp of Texas, Inc.                               4,902      103
   Southwest Bancorp, Inc. of Oklahoma +                            796       15
   State Bancorp, Inc. +                                            619       14
   State Financial Services Corp., Class A +                        420       12
   Sterling Bancorp of New York                                   1,020       29
   Sterling Bancshares, Inc. of Texas                             3,164       42
   Sterling Financial Corp. of Pennsylvania +                     1,693       41
   Suffolk Bancorp +                                                952       29
   Sun Bancorp, Inc. of New Jersey *                                597       13
   Susquehanna Bancshares, Inc.                                   3,235       78
   SY Bancorp, Inc. +                                               839       20
   Taylor Capital Group, Inc. +                                     336        8
   Texas Capital Bancshares, Inc. *                               1,000       17
   Texas Regional Bancshares, Inc., Class A                       2,723       80
   Tompkins Trustco, Inc. +                                         637       29
   Trico Bancshares +                                               942       18
   Trustco Bank Corp. of New York +                               5,178       67
   Trustmark Corp.                                                2,900       87
   UMB Financial Corp.                                            1,089       52
   Umpqua Holdings Corp. +                                        3,182       74
   Union Bankshares Corp. +                                         661       20
   United Bankshares, Inc.                                        2,300       76
   United Community Banks, Inc. of Georgia +                      2,130       50
   Univest Corp. of Pennsylvania +                                  300       12
   Unizan Financial Corp.                                         1,751       48
   USB Holding Co., Inc. +                                        1,030       23
   Virginia Commerce Bancorp * +                                    525       14
   Virginia Financial Group, Inc. +                                 633       21

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Banks - 8.8% - (continued)
   Washington Trust Bancorp, Inc. +                               1,096   $   27
   WesBanco, Inc. +                                               1,501       42
   West Bancorp, Inc. +                                           1,410       23
   West Coast Bancorp of Oregon +                                 1,225       25
   Westamerica Bancorporation +                                   2,000      105
   Western Sierra Bancorp * +                                       528       16
   Wilshire State Bank of California * +                            700       23
   Wintrust Financial Corp.                                       1,446       79
   Yardville National Bancorp                                       645       19
--------------------------------------------------------------------------------
                                                                           6,058
--------------------------------------------------------------------------------
Beverages - 0.1%
   Boston Beer Co., Inc., Class A * +                               596       13
   Coca-Cola Bottling Co. Consolidated +                            265       15
   Hansen Natural Corp. * +                                         600       14
   Peet's Coffee & Tea, Inc. * +                                    805       18
   Robert Mondavi (The) Corp., Class A *                            769       32
--------------------------------------------------------------------------------
                                                                              92
--------------------------------------------------------------------------------
Biotechnology - 1.8%
   Aksys Ltd. * +                                                 1,294        7
   Alexion Pharmaceuticals, Inc. *                                1,805       30
   Applera Corp. (Celera Genomics Group) *                        5,148       55
   Ariad Pharmaceuticals, Inc. * +                                3,398       16
   Avant Immunotherapeutics, Inc. *                               4,951        9
   Axonyx, Inc. *                                                 4,200       18
   Bio-Rad Laboratories, Inc., Class A *                          1,100       55
   Biocryst Pharmaceuticals, Inc. *                               1,700       10
   Cambrex Corp. +                                                1,629       35
   Cell Genesys, Inc. *                                           2,756       23
   Ciphergen Biosystems, Inc. * +                                 1,764        7
   CuraGen Corp. * +                                              3,430       18
   Cytogen Corp. * +                                              1,400       15
   Decode Genetics, Inc. * +                                      3,529       20
   Digene Corp. * +                                               1,002       25
   Diversa Corp. * +                                              1,594       13
   Encysive Pharmaceuticals, Inc. * +                             4,232       33
   Enzo Biochem, Inc. * +                                         1,789       25
   Enzon Pharmaceuticals, Inc. * +                                3,047       42
   Exelixis, Inc. * +                                             4,031       31
   Genaera Corp. *                                                4,600       16
   Genelabs Technologies, Inc. *                                  4,700       11
   Genencor International, Inc. * +                                 727       12
   Geron Corp. * +                                                3,115       18
   Human Genome Sciences, Inc. * +                                8,800   $   95
   Immunogen, Inc. * +                                            3,218       16
   Immunomedics, Inc. * +                                         3,702       10
   Incyte Corp. * +                                               5,097       35
   Integra LifeSciences Holdings Corp. * +                        1,446       43
   InterMune, Inc. * +                                            1,966       20
   Keryx Biopharmaceuticals, Inc. *                               1,800       20
   Kosan Biosciences, Inc. * +                                    1,465       10
   Lexicon Genetics, Inc. * +                                     3,890       24
   Lifecell Corp. *                                               2,500       21
   Maxim Pharmaceuticals, Inc. * +                                2,500       17
   Maxygen, Inc. *                                                1,884       18
   Myriad Genetics, Inc. * +                                      2,108       34
   Nanogen, Inc. * +                                              3,100       13
   Neose Technologies, Inc. * +                                   1,113        8
   Northfield Laboratories, Inc. * +                              1,700       22
   Oscient Pharmaceuticals Corp. * +                              4,900       21
   Peregrine Pharmaceuticals, Inc. *                              9,278       14
   Praecis Pharmaceuticals, Inc. * +                              3,670        9
   Regeneration Technologies, Inc. *                              1,830       18
   Regeneron Pharmaceuticals, Inc. * +                            2,731       24
   Seattle Genetics, Inc. * +                                     2,724       17
   Serologicals Corp. * +                                         1,804       38
   SuperGen, Inc. * +                                             3,641       23
   Telik, Inc. * +                                                2,969       56
   Third Wave Technologies, Inc. * +                              2,014       10
   Transkaryotic Therapies, Inc. * +                              2,092       33
   Vertex Pharmaceuticals, Inc. * +                               5,994       58
--------------------------------------------------------------------------------
                                                                           1,271
--------------------------------------------------------------------------------
Building Materials - 1.0%
   Aaon, Inc. * +                                                   780       13
   Apogee Enterprises, Inc.                                       1,855       21
   Comfort Systems USA, Inc. *                                    1,900       13
   Drew Industries, Inc. *                                          490       17
   Eagle Materials, Inc. +                                        1,441       94
   ElkCorp +                                                      1,526       38
   Genlyte Group, Inc. *                                            992       59
   Lennox International, Inc.                                     3,100       50
   LSI Industries, Inc.                                           1,438       14
   NCI Building Systems, Inc. *                                   1,513       46
   Simpson Manufacturing Co., Inc. +                              1,186       67
   Texas Industries, Inc.                                         1,518       67

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Building Materials - 1.0% - (continued)
   Trex Co., Inc. * +                                               624   $   27
   Universal Forest Products, Inc. +                              1,244       37
   USG Corp. * +                                                  2,233       39
   York International Corp.                                       2,873       94
--------------------------------------------------------------------------------
                                                                             696
--------------------------------------------------------------------------------
Chemicals - 2.8%
   Aceto Corp.                                                    1,036       16
   Airgas, Inc.                                                   3,900       87
   Albemarle Corp.                                                2,275       76
   American Vanguard Corp. +                                        200        6
   Arch Chemicals, Inc.                                           1,516       41
   Cabot Microelectronics Corp. * +                               1,581       53
   Crompton Corp.                                                 9,152       63
   Cytec Industries, Inc.                                         2,777      134
   Ferro Corp.                                                    2,793       57
   FMC Corp. *                                                    2,567      119
   Fuller (H.B.) Co.                                              2,256       59
   Georgia Gulf Corp.                                             1,964       75
   Grace (W.R.) & Co. *                                           5,434       41
   Great Lakes Chemical Corp.                                     3,318       87
   Hercules, Inc. *                                               8,424      116
   IMC Global, Inc.                                               8,179      130
   Kronos Worldwide, Inc. +                                         306       10
   MacDermid, Inc. +                                              1,958       58
   Millennium Chemicals, Inc. *                                   5,036       94
   Minerals Technologies, Inc.                                    1,406       79
   NewMarket Corp. *                                              1,175       24
   NL Industries, Inc.                                              598        9
   Octel Corp.                                                      730       16
   Olin Corp.                                                     4,706       79
   OM Group, Inc. *                                               1,934       66
   Omnova Solutions, Inc. * +                                     2,757       16
   PolyOne Corp. * +                                              7,356       52
   Quaker Chemical Corp. +                                          681       17
   Schulman (A.), Inc.                                            2,154       43
   Sensient Technologies Corp. +                                  3,173       67
   Spartech Corp.                                                 1,870       45
   Stepan Co.                                                       443       10
   Symyx Technologies, Inc. *                                     1,830       35
   Terra Industries, Inc. * +                                     2,000       15
   Valhi, Inc.                                                    1,500       22
   Wellman, Inc. +                                                2,501   $   18
--------------------------------------------------------------------------------
                                                                           1,935
--------------------------------------------------------------------------------
Commercial Services - 4.2%
   Aaron Rents, Inc.                                              2,636       54
   ABM Industries, Inc. +                                         2,633       47
   ACE Cash Express, Inc. *                                         800       22
   Administaff, Inc. * +                                          1,498       15
   Advisory Board (The) Co. *                                       979       31
   Albany Molecular Research, Inc. *                              2,089       22
   Alderwoods Group, Inc. * +                                     2,942       27
   AMN Healthcare Services, Inc. * +                              1,011       12
   Arbitron, Inc. *                                               2,209       86
   Banta Corp.                                                    1,778       69
   Bowne & Co., Inc.                                              2,657       36
   Bright Horizons Family Solutions, Inc. *                         944       47
   CDI Corp.                                                        864       18
   Central Parking Corp. +                                        1,495       24
   Century Business Services, Inc. * +                            5,921       25
   Charles River Associates, Inc. * +                               726       22
   Chemed Corp.                                                     824       45
   Clark, Inc. * +                                                1,305       18
   Coinstar, Inc. * +                                             1,703       34
   Consolidated Graphics, Inc. * +                                  884       36
   Cornell Cos., Inc. * +                                         1,019       12
   Corrections Corp. of America *                                 2,662       92
   Corvel Corp. *                                                   557       16
   CoStar Group, Inc. *                                           1,195       51
   Cross Country Healthcare, Inc. * +                             1,513       22
   DiamondCluster International, Inc. *                           1,400       16
   Dollar Thrifty Automotive Group *                              1,727       42
   Electro Rent Corp. *                                           1,370       14
   Euronet Worldwide, Inc. * +                                    1,414       25
   Exult, Inc. * +                                                3,261       17
   First Health Group Corp. *                                     7,100      108
   Forrester Research, Inc. * +                                   1,075       18
   FTI Consulting, Inc. * +                                       3,019       54
   Gartner, Inc., Class A *                                       5,483       65
   Geo Group (The), Inc. *                                          788       15
   Gevity HR, Inc. +                                              1,427       25
   Greg Manning Auctions, Inc. * +                                  600        8
   Healthcare Services Group +                                    1,151       20
   Heidrick & Struggles International, Inc. * +                   1,117       30

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Commercial Services - 4.2% - (continued)
   Hooper Holmes, Inc.                                            4,705   $   19
   Hudson Highland Group, Inc. * +                                  623       17
   Insurance Auto Auctions, Inc. * +                                756       13
   Integrated Electrical Services, Inc. * +                       2,553       12
   Interactive Data Corp. *                                       2,200       41
   Intersections, Inc. * +                                          800       10
   iPayment, Inc. *                                                 920       32
   Kelly Services, Inc., Class A                                  1,254       34
   Kforce, Inc. *                                                 1,200        8
   Korn/Ferry International * +                                   2,140       38
   Labor Ready, Inc. * +                                          2,920       36
   Landauer, Inc. +                                                 644       29
   Learning Tree International, Inc. * +                            744       10
   LECG Corp. *                                                     600       10
   Magellan Health Services, Inc. *                               1,700       60
   MAXIMUS, Inc. *                                                1,250       36
   McGrath Rentcorp +                                               586       20
   Medical Staffing Network Holdings, Inc. * +                      923        6
   Memberworks, Inc. * +                                            508       13
   Midas, Inc. * +                                                1,096       17
   Monro Muffler, Inc. *                                            819       17
   MPS Group, Inc. * +                                            7,393       66
   National Processing, Inc. *                                      871       23
   Navigant Consulting, Inc. * +                                  3,434       66
   NCO Group, Inc. *                                              1,666       43
   Parexel International Corp. * +                                1,995       38
   PDI, Inc. * +                                                    564       14
   Pre-Paid Legal Services, Inc. * +                              1,067       26
   PRG-Schultz International, Inc. * +                            3,244       18
   Princeton Review, Inc. *                                       1,348       10
   Quanta Services, Inc. * +                                      5,036       32
   Rent-Way, Inc. * +                                             1,716       13
   Resources Connection, Inc. *                                   1,652       54
   Rewards Network, Inc. * +                                      1,842       13
   Rollins, Inc. +                                                1,572       37
   SFBC International, Inc. * +                                   1,080       29
   Sotheby's Holdings, Inc., Class A *                            3,656       58
   Source Interlink Cos., Inc. * +                                1,923       17
   SOURCECORP, Inc. * +                                           1,254       28
   Spherion Corp. *                                               4,171       31
   Startek, Inc. +                                                  888       28
   Stewart Enterprises, Inc., Class A *                           7,589   $   52
   Strayer Education, Inc. +                                      1,069      111
   TeleTech Holdings, Inc. * +                                    2,725       22
   United Rentals, Inc. *                                         3,399       50
   Universal Technical Institute, Inc. * +                          900       25
   Valassis Communications, Inc. *                                3,400       96
   Volt Information Sciences, Inc. * +                              623       17
   Watson Wyatt & Co. Holdings +                                  2,609       66
--------------------------------------------------------------------------------
                                                                           2,901
--------------------------------------------------------------------------------
Computers - 3.0%
   ActivCard Corp. *                                              2,953       18
   Advanced Digital Information Corp. *                           4,879       46
   AGILYSYS, Inc. +                                               2,190       34
   Ansoft Corp. *                                                   604        9
   Anteon International Corp. *                                   1,663       55
   BISYS Group (The), Inc. *                                      8,200      116
   Brocade Communications Systems, Inc. *                        17,600       87
   CACI International, Inc., Class A * +                          2,066      101
   Carreker Corp. *                                               1,800       18
   Catapult Communications Corp. * +                                503       12
   CIBER, Inc. * +                                                3,785       26
   Compucom Systems, Inc. *                                       2,001        9
   Covansys Corp. *                                               1,100       10
   Cray, Inc. * +                                                 6,245       24
   Cyberguard Corp. * +                                           1,639       12
   Digimarc Corp. * +                                               910        8
   Dot Hill Systems Corp. *                                       2,785       21
   Drexler Technology Corp. * +                                   1,094        9
   Echelon Corp. * +                                              2,327       16
   Electronics for Imaging, Inc. *                                4,158       83
   Factset Research Systems, Inc.                                 1,300       58
   Gateway, Inc. * +                                             15,574       68
   Hutchinson Technology, Inc. * +                                1,862       45
   iGate Corp. * +                                                1,709        5
   Imation Corp.                                                  2,300       79
   InFocus Corp. *                                                2,939       25
   Intergraph Corp. * +                                           2,608       68
   InterVoice, Inc. * +                                           2,653       24
   Iomega Corp. * +                                               4,201       18
   Komag, Inc. * +                                                2,130       24
   Kronos, Inc. *                                                 2,288       98
   Lexar Media, Inc. * +                                          5,680       33

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Computers - 3.0% - (continued)
   Magma Design Automation, Inc. * +                              1,698   $   28
   Manhattan Associates, Inc. *                                   1,894       44
   McData Corp., Class A *                                        7,500       39
   Mentor Graphics Corp. * +                                      4,992       55
   Mercury Computer Systems, Inc. * +                             1,516       41
   Micros Systems, Inc. *                                         1,318       61
   Mobility Electronics, Inc. * +                                 2,200       16
   MTS Systems Corp. +                                            1,626       35
   Netscout Systems, Inc. * +                                     1,559        9
   Overland Storage, Inc. *                                         788       10
   PalmOne, Inc. * +                                              2,952       96
   PEC Solutions, Inc. *                                            669        7
   Perot Systems Corp., Class A *                                 5,742       76
   Quantum Corp. * +                                             11,396       27
   Radisys Corp. * +                                              1,597       19
   SI International, Inc. *                                         700       14
   Silicon Graphics, Inc. * +                                    19,876       31
   Silicon Storage Technology, Inc. * +                           5,671       33
   SimpleTech, Inc. * +                                             700        3
   SRA International, Inc., Class A * +                             783       36
   Stratasys, Inc. * +                                              830       21
   SYKES Enterprises, Inc. *                                      1,990        9
   Synaptics, Inc. * +                                            1,806       33
   Syntel, Inc. +                                                   530        8
   Talx Corp. +                                                   1,051       22
   Tier Technologies, Inc., Class B * +                           1,066        9
   Transact Technologies, Inc. *                                    700       12
   Tyler Technologies, Inc. * +                                   3,257       30
--------------------------------------------------------------------------------
                                                                           2,083
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.2%
   Chattem, Inc. * +                                              1,431       43
   DEL Laboratories, Inc. *                                         393       13
   Elizabeth Arden, Inc. *                                        1,810       37
   Inter Parfums, Inc.                                              300        4
   Revlon, Inc., Class A *                                       11,500       31
--------------------------------------------------------------------------------
                                                                             128
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.9%
   Advanced Marketing Services, Inc.                              1,206       15
   Aviall, Inc. *                                                 2,164       43
   Brightpoint, Inc. *                                            1,100       15
   Building Material Holding Corp.                                1,004       23
   Central European Distribution Corp. * +                          857       21
   Handleman Co.                                                  1,670   $   35
   LKQ Corp. *                                                      700       13
   Navarre Corp. * +                                              1,494       23
   Owens & Minor, Inc.                                            2,669       65
   Scansource, Inc. * +                                             895       54
   SCP Pool Corp. +                                               2,785      117
   United Stationers, Inc. *                                      2,418      100
   Watsco, Inc.                                                   1,540       45
   WESCO International, Inc. * +                                  1,301       26
--------------------------------------------------------------------------------
                                                                             595
--------------------------------------------------------------------------------
Diversified Financial Services - 1.4%
   Accredited Home Lenders Holding Co. * +                        1,337       53
   Advanta Corp., Class B +                                       1,676       39
   Affiliated Managers Group, Inc. * +                            1,693       83
   Charter Municipal Mortgage Acceptance Co.                      3,315       70
   Cityscape Financial Corp. * +                                  2,500       --
   CompuCredit Corp. * +                                          1,080       20
   Credit Acceptance Corp. * +                                    1,047       20
   Education Lending Group, Inc. * +                                600       10
   eSPEED, Inc., Class A *                                        2,168       22
   Federal Agricultural Mortgage Corp., Class C * +                 621       12
   Financial Federal Corp. *                                      1,406       47
   Gabelli Asset Management, Inc., Class A                          516       21
   Investment Technology Group, Inc. * +                          3,460       47
   Knight Trading Group, Inc., Class A *                          8,721       79
   LaBranche & Co., Inc. +                                        3,200       26
   Metris Cos., Inc. +                                            2,263       18
   National Financial Partners Corp.                              2,200       76
   New Century Financial Corp. +                                  2,098      113
   Piper Jaffray Cos. * +                                         1,428       62
   Portfolio Recovery Associates, Inc. * +                        1,107       32
   Sanders Morris Harris Group, Inc. +                              839       10
   Saxon Capital, Inc. * +                                        2,247       56
   SWS Group, Inc.                                                1,148       17
   World Acceptance Corp. * +                                     1,493       33
--------------------------------------------------------------------------------
                                                                             966
--------------------------------------------------------------------------------
Electric - 1.6%
   Aquila, Inc. * +                                              13,689       40
   Avista Corp.                                                   3,389       61
   Black Hills Corp.                                              2,210       62
   Calpine Corp. * +                                             31,000      106
   Central Vermont Public Service Corp. +                         1,044       22

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Electric - 1.6% - (continued)
   CH Energy Group, Inc. +                                        1,111   $   51
   Cleco Corp. +                                                  3,319       58
   CMS Energy Corp. *                                            11,461      110
   Duquesne Light Holdings, Inc.                                  4,800       90
   El Paso Electric Co. *                                         3,752       58
   Empire District Electric (The) Co. +                           1,759       36
   Idacorp, Inc. +                                                2,808       82
   MGE Energy, Inc. +                                             1,446       46
   Otter Tail Corp. +                                             2,037       51
   PNM Resources, Inc. +                                          4,244       91
   Sierra Pacific Resources * +                                   8,226       71
   UIL Holdings Corp. +                                             881       43
   Unisource Energy Corp. +                                       2,277       56
--------------------------------------------------------------------------------
                                                                           1,134
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.8%
   Advanced Energy Industries, Inc. * +                           1,301       13
   American Superconductor Corp. * +                              1,400       17
   Artesyn Technologies, Inc. * +                                 2,528       21
   Belden CDT, Inc. +                                             3,681       74
   C&D Technologies, Inc.                                         1,577       25
   Encore Wire Corp. * +                                          1,160       14
   Energy Conversion Devices, Inc. * +                            1,427       19
   General Cable Corp. * +                                        2,714       29
   GrafTech International Ltd. * +                                6,934       74
   Intermagnetics General Corp. *                                 1,803       41
   Littelfuse, Inc. *                                             1,463       53
   Medis Technologies Ltd. * +                                      936       10
   Powell Industries, Inc. * +                                      552        9
   Power-One, Inc. *                                              5,052       38
   Rayovac Corp. * +                                              2,384       55
   Ultralife Batteries, Inc. *                                    1,200       18
   Universal Display Corp. * +                                    1,201       10
   Valence Technology, Inc. * +                                   4,112       12
   Vicor Corp. +                                                  1,594       19
   Wilson Greatbatch Technologies, Inc. *                         1,529       25
--------------------------------------------------------------------------------
                                                                             576
--------------------------------------------------------------------------------
Electronics - 2.8%
   Analogic Corp.                                                   818       34
   BEI Technologies, Inc. +                                       1,047       29
   Bel Fuse, Inc., Class B +                                        822       31
   Benchmark Electronics, Inc. *                                  2,894       83
   Brady Corp., Class A                                           1,432       63
   California Micro Devices Corp. *                               1,800   $   10
   Checkpoint Systems, Inc. *                                     2,794       42
   Coherent, Inc. * +                                             2,318       59
   CTS Corp. +                                                    2,856       32
   Cubic Corp. +                                                  1,175       29
   Cyberoptics Corp. * +                                            700       12
   Cymer, Inc. * +                                                2,553       68
   Daktronics, Inc. * +                                           1,103       26
   DDi Corp. * +                                                  1,300        7
   Dionex Corp. *                                                 1,317       61
   Electro Scientific Industries, Inc. * +                        2,166       45
   Excel Technology, Inc. *                                         793       20
   Faro Technologies, Inc. *                                      1,000       21
   FEI Co. * +                                                    1,876       36
   Identix, Inc. * +                                              6,169       28
   II-VI, Inc. *                                                    864       33
   Invision Technologies, Inc. *                                  1,239       58
   Itron, Inc. *                                                  1,813       34
   Keithley Instruments, Inc.                                     1,007       16
   Kemet Corp. *                                                  6,033       52
   Measurement Specialties, Inc. * +                                500       12
   Merix Corp. * +                                                1,800       18
   Methode Electronics, Inc.                                      2,745       36
   Metrologic Instruments, Inc. * +                               1,072       15
   Molecular Devices Corp. * +                                    1,218       28
   OSI Systems, Inc. * +                                          1,218       18
   Park Electrochemical Corp.                                     1,355       30
   Paxar Corp. *                                                  2,217       45
   Photon Dynamics, Inc. * +                                      1,145       26
   Planar Systems, Inc. * +                                       1,409       16
   Plexus Corp. * +                                               3,147       37
   RAE Systems, Inc. * +                                          3,000       15
   Rofin-Sinar Technologies, Inc. *                                 959       27
   Rogers Corp. * +                                               1,184       55
   SBS Technologies, Inc. * +                                     1,482       15
   Sonic Solutions * +                                            1,475       22
   Spatialight, Inc. * +                                          2,400       12
   Stoneridge, Inc. * +                                           1,075       16
   Sypris Solutions, Inc.                                           463        6
   Taser International, Inc. * +                                  1,600       44
   Technitrol, Inc. *                                             3,211       57
   Thomas & Betts Corp. *                                         4,196      103

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Electronics - 2.8% - (continued)
   Trimble Navigation Ltd. *                                      3,800   $  105
   TTM Technologies, Inc. * +                                     2,505       24
   Varian, Inc. *                                                 2,336       92
   Viisage Technology, Inc. * +                                   2,100       14
   Watts Industries, Inc., Class A                                1,279       32
   Woodhead Industries, Inc.                                        813       11
   Woodward Governor Co.                                            722       42
   X-Rite, Inc. +                                                 1,638       23
   Zygo Corp. * +                                                 1,291       13
--------------------------------------------------------------------------------
                                                                           1,938
--------------------------------------------------------------------------------
Energy-Alternate Sources - 0.3%
   Danielson Holdings Corp. *                                     2,800       17
   FuelCell Energy, Inc. * +                                      3,429       34
   Headwaters, Inc. * +                                           2,447       75
   KFX, Inc. * +                                                  2,498       17
   Plug Power, Inc. * +                                           3,756       24
   Syntroleum Corp. *                                             2,700       14
--------------------------------------------------------------------------------
                                                                             181
--------------------------------------------------------------------------------
Engineering & Construction - 0.6%
   Dycom Industries, Inc. * +                                     3,410       88
   EMCOR Group, Inc. * +                                            993       40
   Granite Construction, Inc.                                     2,285       52
   Insituform Technologies, Inc., Class A * +                     1,818       32
   Perini Corp. * +                                                 958       15
   Shaw Group (The), Inc. *                                       4,408       45
   URS Corp. *                                                    1,926       48
   Washington Group International, Inc. * +                       1,934       68
--------------------------------------------------------------------------------
                                                                             388
--------------------------------------------------------------------------------
Entertainment - 1.1%
   Alliance Gaming Corp. * +                                      3,561       53
   AMC Entertainment, Inc. *                                      2,600       50
   Argosy Gaming Co. *                                            1,797       60
   Bluegreen Corp. *                                                800        9
   Carmike Cinemas, Inc.                                            300       10
   Churchill Downs, Inc. +                                          493       17
   Dover Downs Gaming & Entertainment, Inc. +                       678        7
   Gaylord Entertainment Co. *                                    1,892       55
   Isle of Capri Casinos, Inc. * +                                1,208       22
   Lakes Entertainment, Inc. * +                                  1,500       14
   Macrovision Corp. *                                            3,352       79
   Magna Entertainment Corp., Class A * +                         2,691       16
   Penn National Gaming, Inc. *                                   2,286       89
   Pinnacle Entertainment, Inc. * +                               2,103   $   26
   Scientific Games Corp., Class A *                              4,188       71
   Shuffle Master, Inc. * +                                       1,623       54
   Six Flags, Inc. * +                                            6,536       36
   Speedway Motorsports, Inc.                                     1,162       38
   Steinway Musical Instruments * +                                 372       11
   Sunterra Corp. * +                                             1,800       18
   Vail Resorts, Inc. *                                           1,511       28
--------------------------------------------------------------------------------
                                                                             763
--------------------------------------------------------------------------------
Environmental Control - 0.6%
   BHA Group Holdings, Inc.                                         336       13
   Calgon Carbon Corp. +                                          2,739       19
   Casella Waste Systems, Inc., Class A *                         1,068       12
   Darling International, Inc. * +                                5,946       25
   Duratek, Inc. * +                                                587        9
   IMCO Recycling, Inc. *                                         1,400       15
   Ionics, Inc. * +                                               1,523       40
   Metal Management, Inc. *                                       1,400       23
   Mine Safety Appliances Co.                                     1,478       58
   Tetra Tech, Inc. * +                                           4,008       71
   TRC Cos., Inc. *                                                 931       16
   Waste Connections, Inc. * +                                    3,103       91
--------------------------------------------------------------------------------
                                                                             392
--------------------------------------------------------------------------------
Food - 1.3%
   American Italian Pasta Co., Class A +                          1,146       31
   Arden Group, Inc., Class A                                       149       12
   Cal-Maine Foods, Inc. +                                        1,500       16
   Chiquita Brands International, Inc. *                          2,754       52
   Corn Products International, Inc.                              2,550      118
   Flowers Foods, Inc.                                            2,432       62
   Great Atlantic & Pacific Tea Co. * +                           1,249        8
   Hain Celestial Group, Inc. * +                                 1,761       31
   Ingles Markets, Inc., Class A +                                  673        8
   Interstate Bakeries * +                                        3,597       19
   J & J Snack Foods Corp. *                                        500       22
   Lance, Inc. +                                                  1,977       30
   M & F Worldwide Corp. * +                                        839       11
   MGP Ingredients, Inc. +                                          800        7
   Nash Finch Co. +                                                 855       25
   Pathmark Stores, Inc. *                                        2,149       15
   Performance Food Group Co. *                                   3,100       68
   Ralcorp Holdings, Inc. *                                       2,068       75

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Food - 1.3% - (continued)
   Riviana Foods, Inc. +                                            488   $   13
   Ruddick Corp.                                                  2,588       49
   Sanderson Farms, Inc. +                                          783       27
   Sanfilippo (John B.) & Son *                                     620       18
   Seaboard Corp. +                                                  34       18
   United Natural Foods, Inc. *                                   2,976       74
   Weis Markets, Inc. +                                             959       32
   Wild Oats Markets, Inc. * +                                    1,976       17
   Winn-Dixie Stores, Inc. +                                      5,300       22
--------------------------------------------------------------------------------
                                                                             880
--------------------------------------------------------------------------------
Forest Products & Paper - 0.6%
   Buckeye Technologies, Inc. *                                   2,226       24
   Caraustar Industries, Inc. * +                                 2,141       34
   Deltic Timber Corp. +                                            753       28
   Glatfelter Co. +                                               2,239       28
   Longview Fibre Co. *                                           3,586       44
   Pope & Talbot, Inc. +                                          1,297       24
   Potlatch Corp.                                                 2,031       87
   Rock-Tenn Co., Class A +                                       1,991       29
   Schweitzer-Mauduit International, Inc.                         1,216       37
   Wausau-Mosinee Paper Corp.                                     2,959       46
--------------------------------------------------------------------------------
                                                                             381
--------------------------------------------------------------------------------
Gas - 1.6%
   Atmos Energy Corp.                                             4,325      109
   Cascade Natural Gas Corp. +                                      978       20
   Energen Corp.                                                  2,875      137
   EnergySouth, Inc. +                                              378       16
   Laclede Group (The), Inc. +                                    1,471       43
   New Jersey Resources Corp. +                                   2,106       86
   NICOR, Inc.                                                    2,700       97
   Northwest Natural Gas Co.                                      1,922       59
   NUI Corp. * +                                                  1,812       24
   Peoples Energy Corp. +                                         2,400      100
   Piedmont Natural Gas Co., Inc. +                               2,400      104
   South Jersey Industries, Inc.                                    981       44
   Southern Union Co. * +                                         4,622       87
   Southwest Gas Corp.                                            2,420       57
   WGL Holdings, Inc. +                                           3,000       86
--------------------------------------------------------------------------------
                                                                           1,069
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.5%
   Baldor Electric Co.                                            2,418       54
   Franklin Electric Co., Inc.                                    1,072       42
   Kennametal, Inc.                                               2,630   $  108
   Lincoln Electric Holdings, Inc.                                2,494       75
   Milacron, Inc. +                                               3,001       10
   Regal-Beloit Corp.                                             1,951       43
--------------------------------------------------------------------------------
                                                                             332
--------------------------------------------------------------------------------
Healthcare-Products - 3.6%
   Abaxis, Inc. *                                                 1,500       23
   Advanced Medical Optics, Inc. * +                              2,034       76
   Advanced Neuromodulation Systems, Inc. * +                     1,467       43
   Align Technology, Inc. *                                       3,831       59
   American Medical Systems Holdings, Inc. *                      1,660       52
   Animas Corp. * +                                                 600       10
   Arrow International, Inc. +                                    1,680       47
   Arthrocare Corp. * +                                           1,377       33
   Aspect Medical Systems, Inc. *                                   755       12
   Biolase Technology, Inc. +                                     1,794       17
   Biosite, Inc. * +                                                840       40
   BioVeris Corp. * +                                             1,500       11
   Bruker BioSciences Corp. *                                     1,688        6
   Candela Corp. * +                                              1,814       18
   Cardiac Science, Inc. * +                                      6,454       13
   Cardiodynamics International Corp. * +                         2,663       14
   Cepheid, Inc. * +                                              2,542       20
   Closure Medical Corp. * +                                        480        9
   Conceptus, Inc. * +                                            2,131       20
   Conmed Corp. *                                                 2,123       52
   CTI Molecular Imaging, Inc. *                                  1,914       18
   Cyberonics, Inc. * +                                           1,231       21
   Datascope Corp. +                                                890       32
   Diagnostic Products Corp.                                      1,578       64
   DJ Orthopedics, Inc. * +                                       1,004       21
   Encore Medical Corp. *                                         1,500        6
   Endocardial Solutions, Inc. *                                  1,200       11
   EPIX Pharmaceuticals, Inc. *                                   1,373       27
   Exactech, Inc. *                                                 504       10
   Haemonetics Corp. of Massachusetts *                           1,280       40
   Hanger Orthopedic Group, Inc. * +                              2,002       11
   Hologic, Inc. * +                                              1,614       30
   ICU Medical, Inc. * +                                            859       22
   Immucor, Inc. *                                                2,129       43
   Intuitive Surgical, Inc. * +                                   2,663       65
   Invacare Corp.                                                 1,836       81

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Healthcare-Products - 3.6% - (continued)
   Inverness Medical Innovations, Inc. * +                          931   $   14
   Kensey Nash Corp. * +                                            579       17
   Kyphon, Inc. * +                                               1,601       36
   Laserscope * +                                                 1,411       28
   LCA-Vision, Inc.                                                 800       19
   Lifeline Systems, Inc. *                                         712       16
   Luminex Corp. *                                                1,695       13
   Medical Action Industries, Inc. *                                571        9
   Mentor Corp.                                                   3,122      110
   Merit Medical Systems, Inc. * +                                1,738       30
   Microtek Medical Holdings, Inc. * +                            2,100        8
   Microvision, Inc. * +                                          1,700       10
   Oakley, Inc. +                                                 1,962       22
   Ocular Sciences, Inc. *                                        1,508       66
   OraSure Technologies, Inc. * +                                 3,450       22
   Orthologic Corp. * +                                           2,752       19
   Orthovita, Inc. * +                                            1,900        8
   Palatin Technologies, Inc. * +                                 3,441       10
   Palomar Medical Technologies, Inc. *                           1,100       20
   PolyMedica Corp. +                                             1,637       50
   Possis Medical, Inc. * +                                       1,293       23
   PSS World Medical, Inc. *                                      4,814       52
   Quidel Corp. *                                                 2,931       11
   Sola International, Inc. *                                     2,086       40
   Sonic Innovations, Inc. *                                      2,000        9
   SonoSite, Inc. * +                                             1,211       29
   Steris Corp. *                                                 4,700      107
   SurModics, Inc. * +                                            1,129       27
   Sybron Dental Specialties, Inc. *                              3,062       85
   Techne Corp. * +                                               3,178      123
   Thermogenesis Corp. *                                          2,300        9
   Thoratec Corp. * +                                             3,572       35
   TriPath Imaging, Inc. * +                                      1,829       14
   Urologix, Inc. * +                                             1,300       13
   Ventana Medical Systems, Inc. *                                  977       48
   Viasys Healthcare, Inc. *                                      2,444       36
   Visx, Inc. * +                                                 3,297       67
   Vital Signs, Inc.                                                482       15
   West Pharmaceutical Services, Inc. +                             852       34
   Wright Medical Group, Inc. *                                   1,998       54
   Young Innovations, Inc. +                                        308        9
   Zila, Inc. * +                                                 2,200   $    9
   Zoll Medical Corp. * +                                           666       22
--------------------------------------------------------------------------------
                                                                           2,475
--------------------------------------------------------------------------------
Healthcare-Services - 2.2%
   Amedisys, Inc. *                                                 778       20
   America Service Group, Inc. *                                    400       15
   American Healthways, Inc. * +                                  2,280       62
   American Medical Security Group, Inc. *                          930       21
   AMERIGROUP Corp. * +                                           1,829       94
   Amsurg Corp. *                                                 2,082       47
   Apria Healthcare Group, Inc. *                                 3,300       93
   Beverly Enterprises, Inc. * +                                  7,191       52
   Bio-Reference Labs, Inc. *                                       800       10
   Centene Corp. * +                                              1,479       58
   Genesis HealthCare Corp. *                                     1,200       37
   Gentiva Health Services, Inc. * +                              1,874       29
   Inveresk Research Group, Inc. *                                2,240       80
   Kindred Healthcare, Inc. *                                     1,778       46
   LabOne, Inc. * +                                               1,382       40
   LifePoint Hospitals, Inc. * +                                  2,905       84
   Matria Healthcare, Inc. * +                                      960       25
   Medcath Corp. *                                                  600        9
   Molina Healthcare, Inc. *                                        600       20
   National Healthcare Corp. +                                      504       14
   OCA, Inc. *                                                    3,012       15
   Odyssey HealthCare, Inc. * +                                   2,539       45
   Option Care, Inc.                                                991       16
   Pediatrix Medical Group, Inc. *                                1,756      123
   Province Healthcare Co. * +                                    3,541       69
   Psychiatric Solutions, Inc. *                                    900       20
   RehabCare Group, Inc. *                                        1,221       28
   Res-Care, Inc. *                                                 900       10
   Select Medical Corp.                                           6,256       83
   Sierra Health Services * +                                     1,645       71
   Specialty Laboratories, Inc. * +                                 587        7
   Sunrise Senior Living, Inc. * +                                1,170       41
   United Surgical Partners International, Inc. * +               2,202       79
   VistaCare, Inc., Class A * +                                     923       15
--------------------------------------------------------------------------------
                                                                           1,478
--------------------------------------------------------------------------------
Holding Companies - Diversified - 0.1%
   Resource America, Inc., Class A                                1,227       27

EQUITY PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Holding Companies - Diversified - 0.1% - (continued)
   Walter Industries, Inc.                                        1,978     $ 29
--------------------------------------------------------------------------------
                                                                              56
--------------------------------------------------------------------------------
Home Builders - 0.9%
   Beazer Homes USA, Inc. +                                       1,059      103
   Brookfield Homes Corp.                                         1,259       33
   Champion Enterprises, Inc. * +                                 5,054       49
   Coachmen Industries, Inc.                                      1,161       18
   Dominion Homes, Inc. * +                                         275        6
   Fleetwood Enterprises, Inc. * +                                3,803       49
   Levitt Corp. *                                                   896       20
   M/I Homes, Inc. +                                                774       30
   Meritage Home Corp. * +                                          716       48
   Monaco Coach Corp.                                             1,821       39
   Orleans Homebuilders, Inc. *                                     100        2
   Palm Harbor Homes, Inc. * +                                    1,091       18
   Skyline Corp. +                                                  508       19
   Technical Olympic USA, Inc. +                                    250        6
   Thor Industries, Inc.                                          2,796       72
   WCI Communities, Inc. * +                                      2,066       50
   William Lyon Homes, Inc. * +                                     348       29
   Winnebago Industries, Inc. +                                   1,772       56
--------------------------------------------------------------------------------
                                                                             647
--------------------------------------------------------------------------------
Home Furnishings - 0.6%
   American Woodmark Corp. +                                        419       29
   Applica, Inc. *                                                1,509        6
   Bassett Furniture Industries, Inc. +                             754       14
   Digital Theater Systems, Inc. *                                1,000       13
   Ethan Allen Interiors, Inc. +                                  2,100       75
   Furniture Brands International, Inc.                           3,400       78
   Hooker Furniture Corp.                                           504       13
   Kimball International, Inc., Class B                           1,889       26
   La-Z-Boy, Inc.                                                 3,300       51
   Stanley Furniture Co., Inc. +                                    598       24
   Tempur-Pedic International, Inc. * +                           1,700       21
   TiVo, Inc. * +                                                 3,933       17
   Universal Electronics, Inc. * +                                1,091       18
--------------------------------------------------------------------------------
                                                                             385
--------------------------------------------------------------------------------
Household Products/Wares - 0.9%
   American Greetings Corp., Class A *                            4,419      106
   Blyth, Inc.                                                    2,200       66
   Central Garden and Pet Co. *                                   1,204       38
   CSS Industries, Inc.                                             442       13
   Ennis Business Forms, Inc. +                                   1,369     $ 26
   Harland (John H.) Co.                                          2,184       64
   Jarden Corp. *                                                 2,085       63
   Playtex Products, Inc. * +                                     2,475       16
   Russ Berrie & Co., Inc. +                                        647       13
   Standard Register (The) Co.                                      884        9
   Tupperware Corp. +                                             3,645       62
   WD-40 Co.                                                      1,334       38
   Yankee Candle Co., Inc. *                                      3,238       88
--------------------------------------------------------------------------------
                                                                             602
--------------------------------------------------------------------------------
Housewares - 0.2%
   Libbey, Inc.                                                   1,017       19
   National Presto Industries, Inc. +                               450       18
   Toro Co.                                                       1,779      116
--------------------------------------------------------------------------------
                                                                             153
--------------------------------------------------------------------------------
Insurance - 2.5%
   21st Century Insurance Group                                   1,930       25
   Alfa Corp.                                                     2,820       39
   American Equity Investment Life Holding Co. * +                  800        7
   American Physicians Capital, Inc. * +                            704       19
   AmerUs Group Co. +                                             2,873      114
   Argonaut Group, Inc. * +                                       1,998       37
   Baldwin & Lyons, Inc., Class B                                   618       16
   Bristol West Holdings, Inc.                                      600       10
   Citizens, Inc. * +                                             2,493       15
   CNA Surety Corp. *                                             1,277       13
   Commerce Group, Inc.                                           1,838       88
   Crawford & Co., Class B                                          900        4
   Delphi Financial Group, Inc., Class A                          1,938       76
   Direct General Corp.                                             900       27
   Donegal Group, Inc., Class A                                     300        6
   Enstar Group, Inc. * +                                           252       12
   FBL Financial Group, Inc., Class A +                             903       23
   FPIC Insurance Group, Inc. * +                                   400       10
   Great American Financial Resources, Inc.                         550        9
   Harleysville Group, Inc.                                       1,597       32
   Hilb, Rogal & Hamilton Co.                                     2,491       85
   Horace Mann Educators Corp.                                    3,129       53
   Independence Holding Co. +                                       495        9
   Infinity Property & Casualty Corp.                             1,207       33
   Kansas City Life Insurance Co. +                                 317       13
   Landamerica Financial Group, Inc. +                            1,337       58

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 12 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 2.5% - (continued)
   Midland (The) Co.                                                607   $   16
   National Western Life Insurance Co., Class A *                   153       24
   Navigators Group, Inc. *                                         360       11
   Ohio Casualty Corp. * +                                        4,351       88
   Penn-America Group, Inc.                                         755       10
   Philadelphia Consolidated Holding Co. * +                      1,315       70
   Phoenix Companies, Inc. +                                      6,660       70
   PMA Capital Corp., Class A *                                   2,524       18
   Presidential Life Corp.                                        1,579       28
   ProAssurance Corp. * +                                         1,822       62
   RLI Corp.                                                      1,462       54
   Safety Insurance Group, Inc. +                                   755       16
   Selective Insurance Group, Inc. +                              2,089       72
   State Auto Financial Corp.                                     1,057       32
   Stewart Information Services Corp.                             1,257       46
   Triad Guaranty, Inc. * +                                         613       34
   UICI +                                                         2,964       82
   United Fire & Casualty Co. +                                     524       32
   Universal American Financial Corp. * +                         1,875       21
   USI Holdings Corp. * +                                         3,046       39
   Vesta Insurance Group, Inc.                                    1,800        9
   Zenith National Insurance Corp. +                                761       33
--------------------------------------------------------------------------------
                                                                           1,700
--------------------------------------------------------------------------------
Internet - 3.1%
   1-800 Contacts, Inc. * +                                         451        6
   1-800-FLOWERS.COM, Inc., Class A * +                           1,626       12
   24/7 Real Media, Inc. *                                        2,300        8
   Agile Software Corp. *                                         3,657       28
   Alloy, Inc. * +                                                2,739       11
   Answerthink, Inc. *                                            2,500       14
   Aquantive, Inc. * +                                            4,028       35
   Ariba, Inc. * +                                                4,668       35
   AsiaInfo Holdings, Inc. * +                                    2,323       10
   @Road, Inc. * +                                                3,123       12
   Autobytel, Inc. * +                                            2,689       19
   Blue Coat Systems, Inc. * +                                      800       12
   Blue Nile, Inc. * +                                              458       12
   Chordiant Software, Inc. * +                                   5,900       16
   CMGI, Inc. *                                                  29,162       34
   CNET Networks, Inc. * +                                        8,646       70
   Corillian Corp. *                                              3,000       13
   Cybersource Corp. *                                            2,400       12
   Digital Insight Corp. * +                                      2,330   $   35
   Digital River, Inc. * +                                        2,172       52
   Digitas, Inc. *                                                3,279       23
   DoubleClick, Inc. * +                                          8,000       42
   Drugstore.com, Inc. * +                                        2,707        6
   E.piphany, Inc. * +                                            4,519       18
   Earthlink, Inc. *                                             10,706      107
   eCollege.com, Inc. * +                                         1,475       10
   Entrust, Inc. * +                                              3,992       11
   Equinix, Inc. *                                                  600       19
   eResearch Technology, Inc. * +                                 3,100       62
   F5 Networks, Inc. * +                                          2,347       58
   FindWhat.com * +                                               1,207       18
   GSI Commerce, Inc. *                                           1,297       12
   Harris Interactive, Inc. *                                     3,377       20
   Homestore, Inc. *                                              7,456       16
   Infospace, Inc. *                                              2,198       83
   Internet Capital Group, Inc. *                                 3,200       18
   Internet Security Systems, Inc. * +                            2,888       42
   Interwoven, Inc. *                                             3,015       23
   Ipass, Inc. *                                                  2,600       16
   iVillage, Inc. * +                                             1,600        9
   j2 Global Communications, Inc. *                               1,333       34
   Jupitermedia Corp. *                                           1,400       20
   Keynote Systems, Inc. *                                        1,251       17
   Lionbridge Technologies * +                                    2,805       22
   LookSmart Ltd. *                                               8,553       13
   Matrixone, Inc. *                                              3,365       16
   Neoforma, Inc. * +                                               589        6
   Net2Phone, Inc. * +                                            3,272       10
   NetBank, Inc. +                                                3,813       41
   Netegrity, Inc. * +                                            2,109       13
   Netratings, Inc. * +                                             802       12
   NIC, Inc. * +                                                  2,534       14
   Openwave Systems, Inc. *                                       4,474       42
   Opsware, Inc. * +                                              3,944       25
   Overstock.com, Inc. * +                                          864       27
   PC-Tel, Inc. *                                                 1,617       15
   Portal Software, Inc. * +                                      3,136       11
   Priceline.com, Inc. * +                                        1,659       35
   ProcureNet, Inc. *                                            10,500       --
   ProQuest Co. *                                                 1,857       45

EQUITY PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Internet - 3.1% - (continued)
   RealNetworks, Inc. *                                           6,900   $   34
   Redback Networks, Inc. * +                                     2,972       18
   RSA Security, Inc. * +                                         4,052       60
   S1 Corp. *                                                     5,608       44
   Sapient Corp. * +                                              6,148       46
   Secure Computing Corp. * +                                     2,833       20
   Seebeyond Technology Corp. * +                                 3,973       12
   Sohu.com, Inc. * +                                             1,427       21
   SonicWALL, Inc. *                                              4,210       23
   Stamps.com, Inc. *                                             1,199       18
   Stellent, Inc. * +                                             1,427       10
   SupportSoft, Inc. *                                            3,134       32
   Travelzoo, Inc. * +                                              163        7
   TriZetto Group, Inc. * +                                       2,565       16
   Tumbleweed Communications Corp. * +                            4,600       10
   United Online, Inc. * +                                        3,550       34
   Valueclick, Inc. * +                                           5,344       39
   Verity, Inc. * +                                               1,655       19
   Verso Technologies, Inc. * +                                   8,785        8
   Vignette Corp. * +                                            17,007       21
   WatchGuard Technologies, Inc. * +                              2,708       13
   WebEx Communications, Inc. * +                                 1,955       38
   webMethods, Inc. * +                                           3,676       15
   Websense, Inc. *                                               1,543       59
   Zix Corp. +                                                    1,800        7
--------------------------------------------------------------------------------
                                                                           2,101
--------------------------------------------------------------------------------
Investment Companies - 0.2%
   Apollo Investment Corp. *                                      3,900       55
   Capital Southwest Corp.                                          100        7
   Harris & Harris Group, Inc.                                    1,200       11
   MCG Capital Corp. +                                            2,190       38
--------------------------------------------------------------------------------
                                                                             111
--------------------------------------------------------------------------------
Iron/Steel - 0.9%
   AK Steel Holding Corp. * +                                     8,472       52
   Allegheny Technologies, Inc.                                   5,890      111
   Carpenter Technology Corp.                                     1,588       70
   Cleveland-Cliffs, Inc. * +                                       725       48
   Gibraltar Steel Corp.                                            860       28
   Oregon Steel Mills, Inc. *                                     1,896       27
   Reliance Steel & Aluminum Co.                                  2,217       84
   Ryerson Tull, Inc.                                             1,679       27
   Schnitzer Steel Industries, Inc., Class A +                    1,270       36
   Steel Dynamics, Inc.                                           2,972   $   93
   Steel Technologies, Inc.                                       1,000       20
--------------------------------------------------------------------------------
                                                                             596
--------------------------------------------------------------------------------
Leisure Time - 0.4%
   Ambassadors Group, Inc.                                          444       12
   Arctic Cat, Inc.                                               1,140       30
   Callaway Golf Co.                                              4,655       56
   K2, Inc. * +                                                   2,171       29
   Marine Products Corp.                                            708       12
   Multimedia Games, Inc. * +                                     1,646       24
   Nautilus Group, Inc. +                                         2,070       40
   Navigant International, Inc. * +                                 977       16
   Orbitz, Inc., Class A * +                                      1,100       20
   Pegasus Solutions, Inc. *                                      1,853       23
   WMS Industries, Inc. * +                                       1,318       27
--------------------------------------------------------------------------------
                                                                             289
--------------------------------------------------------------------------------
Lodging - 0.6%
   Ameristar Casinos, Inc. +                                        886       24
   Aztar Corp. *                                                  2,233       55
   Boca Resorts, Inc., Class A *                                  2,043       39
   Boyd Gaming Corp. +                                            2,456       67
   La Quinta Corp. *                                             14,416      113
   Marcus Corp.                                                   1,577       30
   MTR Gaming Group, Inc. *                                       1,889       18
   Prime Hospitality Corp. *                                      2,924       35
--------------------------------------------------------------------------------
                                                                             381
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.4%
   Astec Industries, Inc. *                                       1,250       21
   JLG Industries, Inc. +                                         3,027       42
   Joy Global, Inc. +                                             3,631      110
   Terex Corp. *                                                  3,402      123
--------------------------------------------------------------------------------
                                                                             296
--------------------------------------------------------------------------------
Machinery - Diversified - 1.4%
   Albany International Corp., Class A                            2,049       60
   Applied Industrial Technologies, Inc.                          1,337       40
   Cascade Corp.                                                    762       20
   Cognex Corp. +                                                 3,126       84
   Flowserve Corp. *                                              3,660       84
   Gardner Denver, Inc. *                                         1,323       37
   Global Power Equipment Group, Inc. *                           2,029       14
   Gorman-Rupp (The) Co. +                                          640       17
   IDEX Corp.                                                     3,329      102

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 14 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Machinery - Diversified - 1.4% - (continued)
   Kadant, Inc. *                                                   985   $   19
   Lindsay Manufacturing Co. +                                      927       23
   Manitowoc Co. (The), Inc.                                      1,845       61
   Middleby Corp. *                                                 400       20
   NACCO Industries, Inc., Class A                                  338       27
   Nordson Corp.                                                  2,094       72
   Presstek, Inc. * +                                             2,424       21
   Robbins & Myers, Inc. +                                          909       17
   Sauer-Danfoss, Inc.                                              817       14
   Stewart & Stevenson Services, Inc.                             2,273       38
   Tecumseh Products Co., Class A +                               1,162       48
   Tennant Co. +                                                    736       30
   Thomas Industries, Inc.                                          775       24
   UNOVA, Inc. * +                                                3,514       51
   Wabtec Corp.                                                   2,690       46
--------------------------------------------------------------------------------
                                                                             969
--------------------------------------------------------------------------------
Media - 1.5%
   4Kids Entertainment, Inc. * +                                    944       16
   American Satellite Network *                                     350       --
   Beasley Broadcast Group, Inc., Class A *                         300        5
   Charter Communications, Inc., Class A * +                     20,899       67
   Courier Corp. +                                                  481       19
   Crown Media Holdings, Inc., Class A * +                          500        4
   Cumulus Media, Inc., Class A *                                 3,518       53
   Emmis Communications Corp., Class A *                          3,718       72
   Entravision Communications Corp., Class A *                    2,700       22
   Fisher Communications, Inc. * +                                  375       18
   Gray Television, Inc.                                          3,173       44
   Hollinger International, Inc.                                  4,530       77
   Information Holdings, Inc. * +                                 1,036       28
   Insight Communications Co., Inc., Class A * +                  3,486       31
   Journal Communications, Inc., Class A                          1,000       17
   Journal Register Co. *                                         2,472       47
   Liberty Corp.                                                  1,248       50
   Lin TV Corp., Class A *                                        1,882       38
   Lodgenet Entertainment Corp. *                                 1,074       16
   Martha Stewart Living Omnimedia, Inc., Class A * +             1,313       15
   Mediacom Communications Corp., Class A * +                     5,385       34
   Paxson Communications Corp. * +                                2,456        4
   Playboy Enterprises, Inc., Class B * +                         1,195       11
   Primedia, Inc. * +                                            12,141       25
   Pulitzer, Inc.                                                   394       19
   Readers Digest Association (The), Inc.                         6,600   $   94
   Regent Communications, Inc. *                                  2,846       16
   Saga Communications, Inc., Class A * +                         1,135       20
   Salem Communications Corp., Class A *                            707       19
   Scholastic Corp. * +                                           2,369       69
   Sinclair Broadcast Group, Inc., Class A                        3,299       26
   Spanish Broadcasting System, Inc., Class A * +                 2,495       22
   Thomas Nelson, Inc.                                              628       12
   Value Line, Inc.                                                 150        6
   World Wrestling Entertainment, Inc.                            1,011       12
   Young Broadcasting, Inc., Class A * +                          1,220       14
--------------------------------------------------------------------------------
                                                                           1,042
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 0.6%
   CIRCOR International, Inc.                                     1,008       18
   Commercial Metals Co.                                          1,962       69
   Kaydon Corp. +                                                 2,096       60
   Lawson Products, Inc.                                            370       14
   Metals USA, Inc. *                                             1,200       19
   Mueller Industries, Inc. +                                     2,637      104
   NN, Inc.                                                         913        9
   NS Group, Inc. *                                               1,208       18
   Penn Engineering & Manufacturing Corp. +                         863       17
   Quanex Corp. +                                                 1,178       54
   Valmont Industries, Inc.                                       1,230       24
--------------------------------------------------------------------------------
                                                                             406
--------------------------------------------------------------------------------
Mining - 0.5%
   Amcol International Corp. +                                    1,491       26
   Brush Engineered Materials, Inc. *                             1,073       22
   Century Aluminum Co. *                                         1,269       31
   Coeur D'alene Mines Corp. * +                                 15,044       54
   Compass Minerals International, Inc.                             800       17
   Hecla Mining Co. * +                                           8,338       50
   Royal Gold, Inc. +                                             1,152       18
   RTI International Metals, Inc. *                               1,529       23
   Stillwater Mining Co. *                                        3,146       45
   USEC, Inc.                                                     6,443       55
--------------------------------------------------------------------------------
                                                                             341
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.7%
   Actuant Corp., Class A *                                       1,678       64
   Acuity Brands, Inc.                                            3,052       70
   Ameron International Corp. +                                     535       19
   Applied Films Corp. * +                                        1,159       23

EQUITY PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.7% - (continued)
   Aptargroup, Inc.                                               2,400   $  109
   Barnes Group, Inc. +                                             973       25
   Blount International, Inc. * +                                   400        4
   Ceradyne, Inc. * +                                             1,034       40
   Clarcor, Inc.                                                  1,992       88
   Cuno, Inc. *                                                   1,161       66
   EnPro Industries, Inc. *                                       1,678       35
   ESCO Technologies, Inc. *                                        932       60
   Federal Signal Corp. +                                         3,382       62
   Griffon Corp. *                                                1,968       39
   Hexcel Corp. * +                                               1,863       25
   Jacuzzi Brands, Inc. *                                         6,087       53
   Lancaster Colony Corp.                                         1,600       66
   Matthews International Corp., Class A                          2,238       79
   Myers Industries, Inc. +                                       1,771       20
   Quixote Corp.                                                    551       11
   Raven Industries, Inc. +                                         504       21
   Smith (A.O.) Corp. +                                           1,309       32
   Standex International Corp.                                      938       23
   Sturm Ruger & Co., Inc.                                        1,719       16
   Tredegar Corp. +                                               2,410       42
   Trinity Industries, Inc. +                                     2,890       80
--------------------------------------------------------------------------------
                                                                           1,172
--------------------------------------------------------------------------------
Office Furnishings - 0.0%
   Interface, Inc., Class A *                                     3,518       25
--------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
   General Binding Corp. *                                          487        5
   Global Imaging System, Inc. * +                                1,400       39
   Imagistics International, Inc. *                               1,243       40
--------------------------------------------------------------------------------
                                                                              84
--------------------------------------------------------------------------------
Oil & Gas - 3.1%
   Atwood Oceanics, Inc. *                                          647       27
   Berry Petroleum Co., Class A                                   1,312       41
   Brigham Exploration Co. *                                        800        7
   Cabot Oil & Gas Corp.                                          2,138       86
   Callon Petroleum Co. * +                                         800        9
   Cheniere Energy, Inc. * +                                      1,600       28
   Cimarex Energy Co. *                                           3,090       92
   Clayton Williams Energy, Inc. *                                  252        4
   Comstock Resources, Inc. *                                     2,419       45
   Delta Petroleum Corp. * +                                      1,500       17
   Denbury Resources, Inc. *                                      3,649       80
   Edge Petroleum Corp. *                                           925   $   14
   Encore Acquisition Co. *                                       1,315       37
   Energy Partners Ltd. *                                         1,670       26
   Forest Oil Corp. * +                                           3,157       82
   Frontier Oil Corp.                                             1,995       41
   FX Energy, Inc. * +                                            1,400       12
   Giant Industries, Inc. *                                         865       19
   Grey Wolf, Inc. * +                                           14,825       63
   Harvest Natural Resources, Inc. * +                            2,787       37
   Helmerich & Payne, Inc.                                        3,100       80
   Holly Corp. +                                                  1,456       30
   Houston Exploration Co. *                                      1,213       62
   KCS Energy, Inc. *                                             3,069       38
   Magnum Hunter Resources, Inc. * +                              5,469       56
   McMoRan Exploration Co. * +                                    1,307       18
   Meridian Resource Corp. * +                                    3,391       26
   Mission Resources Corp. *                                      3,600       17
   Parker Drilling Co. *                                          6,889       22
   Penn Virginia Corp.                                            1,250       43
   Petroleum Development Corp. *                                  1,359       42
   Plains Exploration & Production Co. * +                        5,432      105
   Quicksilver Resources, Inc. * +                                2,118       60
   Range Resources Corp.                                          4,486       67
   Remington Oil & Gas Corp. *                                    1,727       43
   Southwestern Energy Co. *                                      2,852      101
   Spinnaker Exploration Co. * +                                  1,758       60
   St. Mary Land & Exploration Co. +                              1,979       69
   Stone Energy Corp. *                                           1,639       68
   Swift Energy Co. *                                             2,011       41
   Tesoro Petroleum Corp. *                                       4,849      115
   Todco., Class A *                                              1,100       17
   Unit Corp. * +                                                 3,000       94
   Vintage Petroleum, Inc.                                        3,814       63
   Whiting Petroleum Corp. *                                      1,000       24
--------------------------------------------------------------------------------
                                                                           2,128
--------------------------------------------------------------------------------
Oil & Gas Services - 1.5%
   Cal Dive International, Inc. *                                 3,065       92
   CARBO Ceramics, Inc.                                             941       61
   Dril-Quip, Inc. * +                                              531       11
   Global Industries Ltd. *                                       5,690       30
   Gulf Island Fabrication, Inc.                                    501       10
   Hanover Compressor Co. * +                                     4,997       58

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 16 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas Services - 1.5% - (continued)
   Hydril Co. *                                                   1,105   $   39
   Input/Output, Inc. * +                                         3,562       35
   Key Energy Services, Inc. *                                    8,700       88
   Lone Star Technologies, Inc. * +                               2,244       69
   Lufkin Industries, Inc.                                          451       15
   Matrix Service Co. * +                                         1,714        8
   Maverick Tube Corp. * +                                        2,962       88
   Newpark Resources, Inc. *                                      5,796       33
   Oceaneering International, Inc. *                              1,758       56
   Oil States International, Inc. *                               2,022       33
   RPC, Inc.                                                        798       12
   Seacor Holdings, Inc. *                                        1,303       56
   Superior Energy Services, Inc. *                               3,797       42
   Tetra Technologies, Inc. *                                     1,565       42
   Universal Compression Holdings, Inc. *                         1,292       42
   Veritas DGC, Inc. *                                            2,371       56
   W-H Energy Services, Inc. * +                                  1,772       33
--------------------------------------------------------------------------------
                                                                           1,009
--------------------------------------------------------------------------------
Packaging & Containers - 0.4%
   Chesapeake Corp. +                                             1,202       27
   Crown Holdings, Inc. *                                        12,445      121
   Graphic Packaging Corp. * +                                    4,100       27
   Greif Brothers Corp., Class A                                    983       38
   Silgan Holdings, Inc.                                            874       39
--------------------------------------------------------------------------------
                                                                             252
--------------------------------------------------------------------------------
Pharmaceuticals - 3.7%
   Abgenix, Inc. *                                                5,639       56
   Able Laboratories, Inc. * +                                    1,291       28
   Accelrys, Inc. * +                                             1,886       11
   Adolor Corp. * +                                               3,088       36
   Alkermes, Inc. * +                                             6,020       64
   Alpharma, Inc., Class A                                        2,757       38
   Antigenics, Inc. * +                                           1,628       10
   Array Biopharma, Inc. * +                                      2,100       14
   Atherogenics, Inc. * +                                         2,830       48
   Atrix Labs, Inc. *                                             1,757       52
   Bentley Pharmaceuticals, Inc. * +                              1,179       13
   Bioenvision, Inc. * +                                          1,800       14
   BioMarin Pharmaceuticals, Inc. * +                             5,306       32
   Bone Care International, Inc. * +                              1,301       32
   Bradley Pharmaceuticals, Inc. * +                                757       18
   Cell Therapeutics, Inc. * +                                    4,055       23
   Connetics Corp. *                                              2,244   $   58
   Corixa Corp. * +                                               3,513       16
   Cubist Pharmaceuticals, Inc. *                                 3,267       26
   CV Therapeutics, Inc. * +                                      2,307       30
   Cypress Bioscience, Inc. *                                     2,400       25
   Dendreon Corp. * +                                             3,723       37
   Discovery Laboratories, Inc. * +                               3,837       30
   Dov Pharmaceutical, Inc. * +                                   1,207       19
   Durect Corp. * +                                               3,466        6
   Dusa Pharmaceuticals, Inc. * +                                 1,400       16
   Dyax Corp. *                                                   2,100       17
   First Horizon Pharmaceutical Corp. * +                         2,093       35
   Genta, Inc. * +                                                5,548       14
   Guilford Pharmaceuticals, Inc. * +                             3,270       17
   HealthExtras, Inc. *                                           1,555       18
   Hollis-Eden Pharmaceutical * +                                 1,271       12
   I-Flow Corp. * +                                               1,600       24
   Ilex Oncology, Inc. * +                                        3,046       76
   Impax Laboratories, Inc. * +                                   3,844       55
   Indevus Pharmaceuticals, Inc. * +                              3,463       24
   Inkine Pharmaceutical Co. *                                    2,600       11
   Inspire Pharmaceuticals, Inc. *                                2,150       31
   Isis Pharmaceuticals, Inc. * +                                 4,386       26
   Kos Pharmaceuticals, Inc. *                                      847       31
   KV Pharmaceutical Co., Class A * +                             2,619       42
   Lannett Co., Inc. * +                                            445        5
   Ligand Pharmaceuticals, Inc., Class B * +                      4,965       49
   Medarex, Inc. * +                                              6,303       36
   Medicines Co. * +                                              3,476       88
   Nabi Biopharmaceuticals *                                      4,312       50
   Natures Sunshine Products, Inc.                                  773       11
   NeighborCare, Inc. * +                                         2,501       63
   NeoPharm, Inc. * +                                             1,665        9
   NitroMed, Inc. * +                                               933       17
   Noven Pharmaceuticals, Inc. *                                  1,693       32
   NPS Pharmaceuticals, Inc. * +                                  2,587       54
   Nutraceutical International Corp. *                              800       11
   Nuvelo, Inc. * +                                               2,419       22
   Onyx Pharmaceuticals, Inc. * +                                 2,451       91
   Pain Therapeutics, Inc. * +                                    2,301       16
   Par Pharmaceutical Cos., Inc. *                                2,300       94
   Penwest Pharmaceuticals Co. * +                                1,537       17

EQUITY PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Pharmaceuticals - 3.7% - (continued)
   Perrigo Co.                                                    4,938   $   97
   PetMed Express, Inc. * +                                       1,400        8
   Pharmacyclics, Inc. * +                                        1,800       19
   Pharmion Corp. *                                               1,000       49
   Pharmos Corp. *                                                5,000       16
   Pozen, Inc. * +                                                2,342       20
   Priority Healthcare Corp., Class B * +                         2,410       54
   Progenics Pharmaceuticals, Inc. * +                              699        7
   Rigel Pharmaceuticals, Inc. * +                                  930       19
   Salix Pharmaceuticals Ltd. * +                                 2,755       64
   Santarus, Inc. * +                                               800        8
   Sciclone Pharmaceuticals, Inc. * +                             3,189       12
   Star Scientific, Inc. * +                                      2,014       10
   Tanox, Inc. * +                                                1,916       32
   Trimeris, Inc. * +                                             1,040       13
   United Therapeutics Corp. * +                                  1,364       41
   USANA Health Sciences, Inc. * +                                  672       20
   Valeant Pharmaceuticals International                          5,800      136
   Vicuron Pharmaceuticals, Inc. * +                              3,660       55
   Vion Pharmaceuticals, Inc. * +                                 4,700       17
   Zymogenetics, Inc. * +                                         1,013       15
--------------------------------------------------------------------------------
                                                                           2,562
--------------------------------------------------------------------------------
Pipelines - 0.0%
   Transmontaigne, Inc. * +                                       1,441       10
--------------------------------------------------------------------------------
Real Estate - 0.3%
   Avatar Holdings, Inc. * +                                        489       21
   Consolidated-Tomoka Land Co.                                     504       18
   Jones Lang LaSalle, Inc. *                                     2,470       81
   LNR Property Corp. +                                           1,000       63
   Reading International, Inc., Class A * +                       1,175        9
   Tarragon Realty Investors, Inc. * +                              525        7
   Trammell Crow Co. * +                                          2,463       33
--------------------------------------------------------------------------------
                                                                             232
--------------------------------------------------------------------------------
REITS - 6.7%
   Acadia Realty Trust +                                          1,217       18
   Affordable Residential Communities +                           1,200       19
   Alexander's, Inc. *                                              133       26
   Alexandria Real Estate Equities, Inc.                          1,635      106
   American Financial Realty Trust                                8,600      121
   American Home Mortgage Investment Corp.                        2,815       77
   AMLI Residential Properties Trust                              1,403       44
   Anthracite Capital, Inc.                                       3,860       45
   Anworth Mortgage Asset Corp. +                                 3,170   $   36
   Bedford Property Investors, Inc.                               1,088       34
   Brandywine Realty Trust                                        2,473       73
   Capital Automotive                                             2,576       80
   Capital Lease Funding, Inc.                                      700        7
   Capstead Mortgage Corp. +                                      1,667       23
   CarrAmerica Realty Corp.                                       4,300      143
   Cedar Shopping Centers, Inc.                                   1,800       24
   Colonial Properties Trust +                                    1,353       55
   Commercial Net Lease Realty +                                  3,435       61
   Cornerstone Realty Income Trust, Inc. +                        4,517       43
   Corporate Office Properties Trust                              2,864       76
   Correctional Properties Trust                                    872       23
   Cousins Properties, Inc.                                       2,100       76
   CRT Properties, Inc.                                           1,592       36
   EastGroup Properties, Inc.                                     1,340       45
   Entertainment Properties Trust +                               1,760       66
   Equity Inns, Inc.                                              3,456       33
   Equity One, Inc.                                               2,378       47
   Essex Property Trust, Inc. +                                   1,783      131
   FelCor Lodging Trust, Inc. *                                   3,674       43
   First Industrial Realty Trust, Inc. +                          3,192      128
   Gables Residential Trust +                                     2,053       68
   Getty Realty Corp. +                                           1,276       32
   Glenborough Realty Trust, Inc.                                 1,389       28
   Glimcher Realty Trust +                                        2,578       65
   Government Properties Trust, Inc.                              2,100       20
   Healthcare Realty Trust, Inc.                                  2,900      109
   Heritage Property Investment Trust +                           1,557       45
   Highland Hospitality Corp.                                     1,600       18
   Highwoods Properties, Inc.                                     3,830       94
   Home Properties of New York, Inc.                              2,755      111
   IMPAC Mortgage Holdings, Inc. +                                4,915      127
   Innkeepers USA Trust                                           3,078       36
   Investors Real Estate Trust +                                  2,936       30
   Kilroy Realty Corp.                                            1,998       76
   Kramont Realty Trust +                                         1,727       32
   LaSalle Hotel Properties                                       1,714       48
   Lexington Corporate Properties Trust                           2,773       59
   LTC Properties, Inc. +                                         1,129       20
   Luminent Mortgage Capital, Inc. +                              1,900       23
   Maguire Properties, Inc.                                       1,900       47

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 18 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
REITS - 6.7% - (continued)
   Manufactured Home Communities, Inc.                            1,659   $   56
   Meristar Hospitality Corp. * +                                 5,274       30
   MFA Mortgage Investments, Inc.                                 5,162       48
   Mid-America Apartment Communities, Inc. +                      1,295       51
   Mission West Properties                                        1,251       13
   National Health Investors, Inc.                                1,834       53
   Nationwide Health Properties, Inc. +                           4,748       96
   Newcastle Investment Corp. +                                   2,214       67
   Novastar Financial, Inc. +                                     1,716       69
   OMEGA Healthcare Investors, Inc. +                             2,563       26
   Parkway Properties, Inc. +                                       756       36
   Pennsylvania Real Estate Investment Trust                      2,432       93
   Post Properties, Inc.                                          2,683       82
   Prentiss Properties Trust                                      3,643      134
   Price Legacy Corp. +                                           1,221       23
   PS Business Parks, Inc.                                        1,001       40
   RAIT Investment Trust                                          2,227       60
   Ramco-Gershenson Properties +                                    860       23
   Realty Income Corp.                                            3,200      141
   Redwood Trust, Inc.                                            1,137       67
   Saul Centers, Inc. +                                             907       30
   Senior Housing Properties Trust                                3,736       65
   Sovran Self Storage, Inc. +                                    1,040       41
   Summit Properties, Inc.                                        1,925       52
   Sun Communities, Inc. +                                        1,096       43
   Tanger Factory Outlet Centers, Inc.                              661       29
   Taubman Centers, Inc.                                          3,958      102
   Town & Country Trust (The) +                                   1,152       29
   U.S. Restaurant Properties, Inc. +                             1,945       32
   Universal Health Realty Income, Inc. +                           864       25
   Urstadt Biddle Properties, Class A +                           1,717       26
   Washington Real Estate Investment Trust +                      3,037       92
   Winston Hotels, Inc. +                                         1,436       15
--------------------------------------------------------------------------------
                                                                           4,616
--------------------------------------------------------------------------------
Retail - 5.7%
   99 Cents Only Stores * +                                       3,300       43
   AC Moore Arts & Crafts, Inc. *                                   980       20
   Aeropostale, Inc. *                                            3,761      117
   America's Car Mart, Inc. * +                                     387       12
   Asbury Automotive Group, Inc. *                                1,012       14
   Bebe Stores, Inc. +                                              522       10
   Big 5 Sporting Goods Corp. *                                   1,191       23
   BJ's Restaurants, Inc. *                                         906   $   13
   Blair Corp.                                                      541       15
   Bob Evans Farms, Inc.                                          2,504       63
   Bombay (The) Co., Inc. * +                                     2,697       15
   Bon-Ton Stores                                                   700        9
   Brookstone, Inc. * +                                           1,795       28
   Brown Shoe Co., Inc.                                           1,309       35
   Buckle (The), Inc.                                               605       16
   Buffalo Wild Wings, Inc. *                                       600       17
   Burlington Coat Factory Warehouse Corp. +                      1,444       28
   Cache, Inc. *                                                  1,000       13
   California Pizza Kitchen, Inc. * +                             1,388       27
   Casey's General Stores, Inc.                                   3,487       58
   Cash America International, Inc.                               2,091       48
   Casual Male Retail Group, Inc. * +                             2,473       15
   Cato (The) Corp., Class A +                                    1,004       21
   CBRL Group, Inc.                                               3,300      105
   CEC Entertainment, Inc. *                                      2,595       87
   Charlotte Russe Holding, Inc. *                                1,110       16
   Charming Shoppes, Inc. *                                       8,423       58
   Children's Place * +                                           1,007       20
   Christopher & Banks Corp. +                                    2,660       47
   CKE Restaurants, Inc. * +                                      3,705       44
   Coldwater Creek, Inc. *                                        1,686       34
   Cole National Corp. * +                                        1,188       32
   Cosi, Inc. * +                                                 1,600        8
   Cost Plus, Inc. of California *                                1,786       61
   CSK Auto Corp. *                                               2,912       34
   Dave & Buster's, Inc. * +                                        855       13
   Deb Shops, Inc. +                                                378        9
   Dick's Sporting Goods, Inc. * +                                2,114       68
   Dress Barn, Inc. *                                             1,531       25
   Electronics Boutique Holdings Corp. * +                        1,109       34
   Finish Line (The), Inc., Class A +                             1,343       39
   First Cash Financial Services, Inc. *                          1,100       21
   Fred's, Inc. +                                                 2,688       37
   GameStop Corp., Class A * +                                    1,562       26
   Genesco, Inc. * +                                              1,488       34
   Goody's Family Clothing, Inc. +                                1,486       11
   Group 1 Automotive, Inc. *                                     1,287       35
   Guitar Center, Inc. *                                          1,678       69
   Hancock Fabrics, Inc. +                                        1,190       13

EQUITY PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Retail - 5.7% - (continued)
   Haverty Furniture Cos., Inc. +                                 1,240   $   21
   Hibbett Sporting Goods, Inc. *                                 1,864       34
   Hollywood Entertainment Corp. *                                3,671       37
   HOT Topic, Inc. * +                                            3,345       51
   IHOP Corp. +                                                   1,467       51
   Insight Enterprises, Inc. *                                    3,632       58
   J. Jill Group (The), Inc. *                                    1,291       23
   Jack in the Box, Inc. *                                        2,589       73
   Jo-Ann Stores, Inc. *                                          1,323       35
   Jos. A. Bank Clothiers, Inc. * +                               1,008       27
   Kenneth Cole Productions, Inc., Class A                          444       12
   Kirkland's, Inc. *                                               823        6
   Krispy Kreme Doughnuts, Inc. * +                               3,700       48
   Landry's Restaurants, Inc. +                                   1,520       40
   Linens 'N Things, Inc. *                                       3,139       79
   Lithia Motors, Inc., Class A +                                 1,009       21
   Lone Star Steakhouse & Saloon, Inc.                            1,172       27
   Longs Drug Stores Corp.                                        2,163       53
   MarineMax, Inc. * +                                              634       12
   Men's Wearhouse, Inc. *                                        2,224       62
   Movado Group, Inc.                                             1,196       17
   Movie Gallery, Inc. +                                          2,074       37
   Nu Skin Enterprises, Inc., Class A +                           3,464       89
   O'Charleys, Inc. * +                                           1,585       26
   P.F. Chang's China Bistro, Inc. * +                            1,809       76
   Panera Bread Co., Class A * +                                  1,969       69
   Pantry (The), Inc. * +                                           700       14
   Papa John's International, Inc. * +                              903       26
   Party City Corp. * +                                             804       11
   Payless Shoesource, Inc. * +                                   4,767       55
   PC Mall, Inc. * +                                                800       11
   Pep Boys - Manny, Moe & Jack                                   3,933       63
   Rare Hospitality International, Inc. *                         2,293       62
   Red Robin Gourmet Burgers, Inc. *                                755       26
   Restoration Hardware, Inc. *                                   2,342       15
   Ryan's Restaurant Group, Inc. *                                3,341       46
   School Specialty, Inc. * +                                     1,272       45
   Select Comfort Corp. * +                                       2,794       44
   Sharper Image Corp. * +                                          777       14
   Shoe Carnival, Inc. *                                            622        7
   ShopKo Stores, Inc. *                                          2,136       36
   Smart & Final, Inc. * +                                          946       15
   Sonic Automotive, Inc. +                                       1,966   $   41
   Sonic Corp. *                                                  4,135       92
   Sports Authority (The), Inc. * +                               1,600       34
   Stage Stores, Inc. *                                           1,190       38
   Steak n Shake (The) Co. * +                                    1,720       30
   Stein Mart, Inc. *                                             1,645       27
   Systemax, Inc. * +                                               200        1
   TBC Corp. *                                                    1,357       30
   Too, Inc. *                                                    2,399       38
   Tractor Supply Co. * +                                         2,410       84
   Trans World Entertainment Corp. * +                            1,156       12
   Triarc Cos., Inc., Class B +                                   2,765       31
   Tuesday Morning Corp. *                                        2,030       63
   United Auto Group, Inc.                                        1,250       30
   West Marine, Inc. * +                                          1,205       22
   World Fuel Services Corp.                                        805       28
   Zale Corp. *                                                   3,670       94
--------------------------------------------------------------------------------
                                                                           3,909
--------------------------------------------------------------------------------
Savings & Loans - 2.3%
   Anchor BanCorp Wisconsin, Inc. +                               1,528       38
   BankAtlantic Bancorp, Inc., Class A                            2,984       53
   BankUnited Financial Corp., Class A *                          2,243       63
   Berkshire Hills Bancorp, Inc. +                                  434       16
   Brookline Bancorp, Inc.                                        4,487       68
   Charter Financial Corp. of Georgia                               352       12
   Citizens First Bancorp, Inc.                                     691       15
   Commercial Capital Bancorp, Inc. +                             2,491       54
   Commercial Federal Corp.                                       2,910       79
   Dime Community Bancshares                                      2,444       41
   Downey Financial Corp.                                         1,200       65
   Fidelity Bankshares, Inc. +                                    1,064       38
   First Federal Capital Corp.                                    1,385       41
   First Financial Holdings, Inc.                                 1,057       32
   First Niagara Financial Group, Inc.                            5,838       73
   First Place Financial Corp. of Ohio                              989       19
   FirstFed Financial Corp. *                                     1,293       59
   Flagstar Bancorp, Inc. +                                       2,273       49
   Flushing Financial Corp.                                       1,290       23
   Harbor Florida Bancshares, Inc. +                              1,653       52
   Horizon Financial Corp.                                          839       16
   Hudson River Bancorp, Inc. +                                   2,408       43
   Itla Capital Corp. *                                             324       14

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 20 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Savings & Loans - 2.3% - (continued)
   KNBT Bancorp, Inc.                                             1,600   $   27
   MAF Bancorp, Inc.                                              2,297       96
   NASB Financial, Inc. +                                           251        9
   Northwest Bancorp, Inc.                                          894       19
   OceanFirst Financial Corp. +                                     476       11
   Ocwen Financial Corp. * +                                      3,259       30
   Partners Trust Financial Group, Inc.                           3,008       30
   PennFed Financial Services, Inc.                                 295        9
   PFF Bancorp, Inc.                                                885       33
   Provident Bancorp, Inc.                                        1,953       22
   Provident Financial Holdings                                     378        9
   Provident Financial Services, Inc.                             5,378       96
   Quaker City Bancorp, Inc.                                        390       21
   Sterling Financial Corp. of Washington * +                     1,630       54
   TierOne Corp.                                                  1,546       33
   United Community Financial Corp. of Ohio +                     2,412       27
   Waypoint Financial Corp. +                                     2,350       65
   Westfield Financial, Inc.                                        378        8
   WSFS Financial Corp.                                             421       21
--------------------------------------------------------------------------------
                                                                           1,583
--------------------------------------------------------------------------------
Semiconductors - 2.8%
   Actel Corp. *                                                  1,709       25
   Alliance Semiconductor Corp. *                                 1,778        7
   AMIS Holdings, Inc. *                                          1,800       22
   Artisan Components, Inc. * +                                   1,461       40
   Asyst Technologies, Inc. *                                     3,691       17
   ATMI, Inc. * +                                                 2,229       42
   August Technology Corp. *                                        800        8
   Axcelis Technologies, Inc. * +                                 7,753       60
   Brooks Automation, Inc. *                                      3,513       44
   Cirrus Logic, Inc. * +                                         5,708       29
   Cohu, Inc.                                                     1,721       27
   Credence Systems Corp. * +                                     6,421       43
   Diodes, Inc. *                                                   504       10
   DSP Group, Inc. *                                              2,083       40
   Dupont Photomasks, Inc. * +                                    1,046       16
   Emulex Corp. *                                                 5,600       59
   Entegris, Inc. * +                                             3,956       31
   ESS Technology, Inc. * +                                       2,990       20
   Exar Corp. * +                                                 2,920       40
   Formfactor, Inc. *                                             1,700       30
   FSI International, Inc. *                                      1,500        7
   Genesis Microchip, Inc. * +                                    2,700   $   32
   Helix Technology Corp.+                                        2,012       27
   Integrated Device Technology, Inc. *                           7,100       76
   Integrated Silicon Solutions, Inc. * +                         2,686       21
   IXYS Corp. * +                                                 1,427        9
   Kopin Corp. * +                                                5,489       22
   Kulicke & Soffa Industries, Inc. * +                           4,272       23
   Lattice Semiconductor Corp. *                                  7,967       36
   LTX Corp. *                                                    4,582       24
   Mattson Technology, Inc. *                                     3,321       25
   Micrel, Inc. *                                                 5,515       54
   Microsemi Corp. *                                              4,536       49
   Microtune, Inc. *                                              4,100       20
   Mindspeed Technologies, Inc. * +                               7,585       23
   MIPS Technologies, Inc., Class A * +                           2,200       11
   MKS Instruments, Inc. * +                                      2,050       28
   Monolithic System Technology, Inc. * +                         1,784        7
   Mykrolis Corp. *                                               2,679       24
   Omnivision Technologies, Inc. * +                              3,752       39
   ON Semiconductor Corp. * +                                     9,832       29
   Pericom Semiconductor Corp. *                                  1,741       17
   Photronics, Inc. * +                                           2,279       33
   Pixelworks, Inc. * +                                           2,683       28
   PLX Technology, Inc. *                                         1,700       11
   Power Integrations, Inc. * +                                   1,895       38
   Rudolph Technologies, Inc. * +                                   923       15
   Semitool, Inc. * +                                             1,345       10
   Sigmatel, Inc. *                                               1,500       25
   Silicon Image, Inc. * +                                        5,600       62
   Siliconix, Inc. * +                                              476       16
   Sipex Corp. * +                                                2,027       10
   Skyworks Solutions, Inc. * +                                  10,465       87
   Standard Microsystems Corp. *                                  1,055       17
   Supertex, Inc. *                                                 718       12
   Tessera Technologies, Inc. *                                   2,000       39
   Transmeta Corp. of Delaware * +                               11,978       17
   Tripath Technology, Inc. * +                                   3,200        5
   Triquint Semiconductor, Inc. * +                              10,599       40
   Ultratech, Inc. * +                                            1,541       25
   Varian Semiconductor Equipment Associates, Inc. *              2,461       69
   Veeco Instruments, Inc. * +                                    1,754       34
   Vitesse Semiconductor Corp. * +                               15,249       38

EQUITY PORTFOLIOS 21 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Semiconductors - 2.8% - (continued)
   Zoran Corp. *                                                  2,957   $   47
--------------------------------------------------------------------------------
                                                                           1,891
--------------------------------------------------------------------------------
Software - 3.3%
   Advent Software, Inc. * +                                      2,101       35
   Allscripts Healthcare Solutions, Inc. * +                      2,354       15
   Altiris, Inc. * +                                              1,602       38
   Ansys, Inc. *                                                  1,200       54
   Ascential Software Corp. *                                     4,401       57
   Aspen Technology, Inc. * +                                     3,560       21
   Atari, Inc. * +                                                  700        1
   Authentidate Holding Corp. * +                                 2,400       17
   Borland Software Corp. * +                                     5,622       46
   Captaris, Inc. *                                               1,400        7
   CCC Information Services Group, Inc. *                         1,010       17
   Cerner Corp. * +                                               2,031       89
   Computer Programs & Systems, Inc. +                              498       10
   Concord Communications, Inc. * +                               1,328       12
   Concur Technologies, Inc. * +                                  1,930       20
   CSG Systems International, Inc. *                              3,780       55
   Dendrite International, Inc. *                                 2,378       31
   Digi International, Inc. *                                     1,000       11
   Eclipsys Corp. * +                                             2,773       41
   eFunds Corp. *                                                 3,759       56
   Embarcadero Technologies, Inc. *                               1,154        9
   Epicor Software Corp. *                                        3,005       30
   EPIQ Systems, Inc. * +                                         1,010       16
   FalconStor Software, Inc. * +                                  2,715       18
   Filenet Corp. *                                                2,781       55
   Hyperion Solutions Corp. * +                                   2,872      105
   IDX Systems Corp. * +                                          1,339       39
   Infocrossing, Inc. * +                                           800       11
   Informatica Corp. *                                            6,982       41
   infoUSA, Inc. *                                                2,378       22
   Inter-Tel, Inc. +                                              1,469       29
   Intercept, Inc. * +                                            1,534       27
   Intervideo, Inc. * +                                             300        4
   JDA Software Group, Inc. * +                                   2,219       22
   Keane, Inc. *                                                  4,049       57
   Lawson Software, Inc. * +                                      3,475       19
   Mantech International Corp., Class A * +                       1,057       17
   Manugistics Group, Inc. * +                                    5,112       12
   MAPICS, Inc. *                                                 1,443       13
   MapInfo Corp. *                                                1,800   $   17
   Micromuse, Inc. * +                                            6,516       26
   MicroStrategy, Inc., Class A *                                   857       30
   Midway Games, Inc. * +                                         2,621       32
   MRO Software, Inc. * +                                         1,619       15
   MSC.Software Corp. * +                                         1,957       14
   NDCHealth Corp.                                                2,467       34
   NetIQ Corp. * +                                                3,973       38
   Omnicell, Inc. * +                                             1,876       23
   Open Solutions, Inc. *                                         1,000       23
   OPNET Technologies, Inc. *                                       842        8
   Packeteer, Inc. * +                                            2,084       21
   PalmSource, Inc. * +                                           1,352       30
   Parametric Technology Corp. *                                 17,960       87
   PDF Solutions, Inc. * +                                        1,229       11
   Pegasystems, Inc. * +                                            755        5
   Per-Se Technologies, Inc. * +                                  2,030       25
   Pinnacle Systems, Inc. * +                                     4,763       18
   PLATO Learning, Inc. *                                         1,700       14
   Progress Software Corp. *                                      2,150       43
   QAD, Inc.                                                        875        5
   Quality Systems, Inc. * +                                        220       11
   Quest Software, Inc. * +                                       3,238       33
   Renaissance Learning, Inc. +                                     618       15
   Retek, Inc. *                                                  4,179       16
   Safeguard Scientifics, Inc. * +                                9,354       17
   ScanSoft, Inc. * +                                             6,094       26
   Schawk, Inc.                                                     696       10
   Seachange International, Inc. * +                              2,052       31
   Serena Software, Inc. * +                                      1,711       27
   SoftBrands, Inc. *                                             2,808        3
   SPSS, Inc. * +                                                   972       13
   SS&C Technologies, Inc.                                        1,119       18
   Take-Two Interactive Software, Inc. * +                        3,155      103
   THQ, Inc. * +                                                  2,650       50
   TradeStation Group, Inc. *                                     1,427        9
   Transaction Systems Architects, Inc., Class A * +              2,854       49
   Trident Microsystems, Inc. *                                   1,700       23
   Ulticom, Inc. *                                                  910        9
   Ultimate Software Group, Inc. * +                              1,500       17
   Verint Systems, Inc. *                                           696       21
   Wind River Systems, Inc. * +                                   5,448       59

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 22 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Software - 3.3% - (continued)
   Witness Systems, Inc. *                                        1,800   $   24
--------------------------------------------------------------------------------
                                                                           2,282
--------------------------------------------------------------------------------
Storage/Warehousing - 0.0%
   Mobile Mini, Inc. * +                                          1,009       27
--------------------------------------------------------------------------------
Telecommunications - 3.0%
   Adaptec, Inc. * +                                              7,791       54
   Aeroflex, Inc. *                                               4,828       49
   AirGate PCS, Inc. * +                                          1,000       17
   Airspan Networks, Inc. *                                       2,900       12
   Alamosa Holdings, Inc. * +                                     4,900       40
   Anaren, Inc. *                                                 1,597       19
   Anixter International, Inc. *                                  2,091       74
   Applied Signal Technology, Inc.                                  702       24
   Arch Wireless, Inc. *                                          1,200       37
   Arris Group, Inc. * +                                          5,418       25
   Aspect Communications Corp. *                                  2,497       21
   Audiovox Corp., Class A *                                      1,537       25
   Avanex Corp. * +                                               5,651       13
   Black Box Corp.                                                1,103       40
   Boston Communications Group * +                                1,945       15
   C-COR.net Corp. *                                              2,873       23
   Carrier Access Corp. *                                         1,800       12
   Cincinnati Bell, Inc. *                                       16,459       59
   Commonwealth Telephone Enterprises, Inc. *                     1,481       64
   CommScope, Inc. * +                                            3,740       74
   Comtech Telecommunications *                                   1,265       23
   Corvis Corp. * +                                              27,259       29
   CT Communications, Inc. +                                      1,427       20
   D&E Communications, Inc. +                                     1,091       12
   Ditech Communications Corp. *                                  2,201       47
   Dobson Communications Corp., Class A * +                       6,894       10
   EMS Technologies, Inc. *                                         802       13
   Enterasys Networks, Inc. * +                                  16,338       29
   Extreme Networks, Inc. * +                                     7,755       36
   Finisar Corp. * +                                             12,443       17
   General Communication, Inc., Class A * +                       3,519       30
   Golden Telecom, Inc. +                                         1,009       27
   Harmonic, Inc. * +                                             5,505       33
   Hypercom Corp. *                                               3,117       23
   Inet Technologies, Inc. * +                                    2,054       25
   Infonet Services Corp., Class B *                              5,634        9
   Interdigital Communications Corp. *                            3,800       59
   Intrado, Inc. * +                                              1,168   $   11
   Ixia * +                                                       1,859       15
   KVH Industries, Inc. * +                                       1,607       13
   Mastec, Inc. * +                                               1,619        9
   Metrocall Holdings, Inc. *                                       300       19
   MRV Communications, Inc. * +                                   8,271       18
   Netgear, Inc. * +                                              2,000       26
   Network Equipment Technologies, Inc. *                         1,846       12
   Newport Corp. *                                                3,057       38
   NMS Communciations Corp. *                                     3,900       19
   North Pittsburgh Systems, Inc. +                               1,229       24
   Novatel Wireless, Inc. * +                                     1,400       27
   Oplink Communications, Inc. *                                  8,001       14
   Powerwave Technologies, Inc. * +                               6,725       41
   Price Communications Corp. * +                                 3,127       47
   Primus Telecommunications Group, Inc. * +                      5,328       10
   PTEK Holdings, Inc. * +                                        3,579       31
   Remec, Inc. * +                                                4,594       24
   RF Micro Devices, Inc. * +                                    13,082       67
   SafeNet, Inc. *                                                1,560       44
   SBA Communications Corp. *                                     3,915       20
   Shenandoah Telecom Co. +                                         548       13
   Spectralink Corp. +                                            1,209       11
   Stratex Networks, Inc. * +                                     6,874       18
   SureWest Communications +                                      1,208       33
   Sycamore Networks, Inc. *                                     12,572       48
   SymmetriCom, Inc. * +                                          3,105       25
   Talk America Holdings, Inc. * +                                2,486       14
   Tekelec *                                                      3,877       71
   Terayon Communication Systems, Inc. * +                        5,383        9
   Time Warner Telecom, Inc., Class A * +                         3,936       18
   Triton PCS Holdings, Inc., Class A * +                         1,801        4
   Ubiquitel, Inc. *                                              5,700       24
   Viasat, Inc. *                                                 1,691       33
   Westell Technologies, Inc., Class A * +                        4,692       21
   Wireless Facilities, Inc. * +                                  2,910       19
   Zhone Technologies, Inc. *                                     2,695        9
--------------------------------------------------------------------------------
                                                                           2,038
--------------------------------------------------------------------------------
Textiles - 0.1%
   Angelica Corp.                                                   696       16
   G & K Services, Inc., Class A                                  1,288       47

EQUITY PORTFOLIOS 23 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Textiles - 0.1% - (continued)
   Unifirst Corp. of Massachusetts +                               774   $    22
--------------------------------------------------------------------------------
                                                                              85
--------------------------------------------------------------------------------
Toys, Games & Hobbies - 0.2%
   Action Performance Cos., Inc. +                               1,193        13
   Department 56, Inc. * +                                         945        15
   Jakks Pacific, Inc. * +                                       1,907        37
   Leapfrog Enterprises, Inc. * +                                1,700        33
   RC2 Corp. * +                                                 1,100        35
   Topps (The) Co. +                                             2,565        24
--------------------------------------------------------------------------------
                                                                             157
--------------------------------------------------------------------------------
Transportation - 2.0%
   Alexander & Baldwin, Inc.                                     3,214        99
   Arkansas Best Corp.                                           1,622        56
   Covenant Transport, Inc., Class A *                             564        11
   EGL, Inc. * +                                                 2,482        60
   Florida East Coast Industries, Inc., Class A +                1,242        50
   Forward Air Corp. *                                           1,624        59
   Genesee & Wyoming, Inc., Class A *                            1,436        32
   Gulfmark Offshore, Inc. * +                                   1,140        17
   Heartland Express, Inc. +                                     3,479        61
   HUB Group, Inc., Class A *                                      600        16
   Kansas City Southern Industries, Inc. * +                     4,892        73
   Kirby Corp. *                                                 1,443        51
   Knight Transportation, Inc. *                                 2,911        58
   Laidlaw International, Inc. * +                               8,000       126
   Landstar System, Inc. *                                       2,310       121
   Offshore Logistics, Inc. *                                    1,442        43
   Old Dominion Freight Line, Inc. *                             1,384        39
   Overnite Corp.                                                1,700        52
   Overseas Shipholding Group                                    1,712        74
   Pacer International, Inc. *                                   1,746        27
   PAM Transportation Services, Inc. * +                           504         9
   Quality Distribution, Inc. * +                                  500         3
   RailAmerica, Inc. *                                           2,363        28
   SCS Transportation, Inc. *                                    1,373        26
   Seabulk International, Inc. *                                 1,023         9
   Swift Transportation Co., Inc. * +                            3,900        71
   U.S. Xpress Enterprises, Inc., Class A * +                      444         7
   USF Corp.                                                     1,898        65
   Werner Enterprises, Inc.                                      3,000        53
--------------------------------------------------------------------------------
                                                                           1,396
--------------------------------------------------------------------------------
Trucking & Leasing - 0.2%
   AMERCO, Inc. *                                                  400   $    11
   GATX Corp. +                                                  3,241        88
   Greenbrier Cos., Inc. *                                         420         9
--------------------------------------------------------------------------------
                                                                             108
--------------------------------------------------------------------------------
Water - 0.2%
   American States Water Co.                                     1,243        31
   California Water Service Group +                              1,295        37
   Connecticut Water Service, Inc. +                               674        17
   Middlesex Water Co. +                                           898        16
   Pico Holdings, Inc. * +                                         566        10
   SJW Corp.                                                       429        15
   Southwest Water Co. +                                         1,200        15
--------------------------------------------------------------------------------
                                                                             141
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $54,214)                                                            67,816

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.0%
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.0%
   Timco Aviation Services, Inc.,
      8.00%, 1/2/07                                                  $1       --
--------------------------------------------------------------------------------
Total Convertible Bonds
--------------------------------------------------------------------------------
(Cost $--)                                                                    --

                                                               NUMBER      VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 43.0%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                          29,515,376   29,515
   Gladstone Capital Corp. +                                        723       17
--------------------------------------------------------------------------------
Total Investment Companies
--------------------------------------------------------------------------------
(Cost $29,528)                                                            29,532

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 24 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                              AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
OTHER - 0.0%
--------------------------------------------------------------------------------
   Escrow DLB Oil & Gas *                                           400      $--
   Escrow MascoTech, Inc. *                                      10,600       --
   Escrow Position PetroCorp. *                                     420       --

--------------------------------------------------------------------------------
Total Other
--------------------------------------------------------------------------------
(Cost $--)                                                                    --

--------------------------------------------------------------------------------
RIGHTS - 0.0%
--------------------------------------------------------------------------------
   CSF Holdings, Inc. *                                           2,000       --
   WilTel Communications Group, Inc.* +                           2,182       --
--------------------------------------------------------------------------------
Total Rights
--------------------------------------------------------------------------------
(Cost $--)                                                                    --

--------------------------------------------------------------------------------
WARRANTS - 0.0%
--------------------------------------------------------------------------------
   Aura Systems, Inc., Exp. 5/31/05 *                               513       --
   Optical Cable Corp., Exp. 10/24/07 *                             233       --
   Orbital Sciences Corp., Exp. 8/31/04 *                           813        5
   Redback Networks, Inc., Exp. 1/2/11 *                            182        1
   Redback Networks, Inc., Exp. 1/2/11 *                            191        1
--------------------------------------------------------------------------------
Total Warrants
--------------------------------------------------------------------------------
(Cost $--)                                                                     7

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.3%
--------------------------------------------------------------------------------
   RaboBank Nederland, London,
      Eurodollar Time Deposit,
      1.59%, 9/1/04                                             $767   $    767
   U.S. Treasury Bill, /(2)/
      1.59%, 12/23/04                                            150        149
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $916)                                                                 916

--------------------------------------------------------------------------------
Total Investments - 143.0%
--------------------------------------------------------------------------------
(Cost $84,658)                                                           98,271
   Liabilities less Other Assets - (43.0)%                              (29,568)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 68,703

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing
+    Security is either wholly or partially on loan.

At August 31, 2004, the Small Company Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
    TYPE                 CONTRACTS    (000S)    POSITION     EXP.       (000S)
--------------------------------------------------------------------------------
Russell 2000                 3         $822       Long       9/04        $23
================================================================================

Federal Tax Information:
As of August 31, 2004, the components of investments for federal income tax purposes were follows:

Federal tax cost of investments                                         $84,658
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $18,170
Gross tax depreciation of investments                                    (4,557)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $13,613
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 25 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MID CAP GROWTH PORTFOLIO

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 95.3%
--------------------------------------------------------------------------------
Advertising - 2.2%
   Getty Images, Inc. *                                           4,600   $  255
   Lamar Advertising Co., Class A *                               5,700      249
--------------------------------------------------------------------------------
                                                                             504
--------------------------------------------------------------------------------
Agriculture - 1.4%
   Bunge Ltd. +                                                   8,000      319
--------------------------------------------------------------------------------
Banks - 1.2%
   East-West Bancorp, Inc.                                        7,900      286
--------------------------------------------------------------------------------
Beverages - 0.9%
   Cott Corp. * +                                                 7,400      201
--------------------------------------------------------------------------------
Biotechnology - 3.5%
   Biogen Idec, Inc. *                                            4,000      238
   Genzyme Corp. *                                                4,800      259
   Serologicals Corp. * +                                        15,000      314
--------------------------------------------------------------------------------
                                                                             811
--------------------------------------------------------------------------------
Commercial Services - 5.4%
   ChoicePoint, Inc. *                                           11,100      469
   Corporate Executive Board Co.                                  6,300      371
   Robert Half International, Inc.                               16,600      407
--------------------------------------------------------------------------------
                                                                           1,247
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 1.3%
   Estee Lauder Cos. (The), Inc., Class A                         6,800      299
--------------------------------------------------------------------------------
Data Processing - 7.4%
   Alliance Data Systems Corp. *                                  6,000      229
   Certegy, Inc.                                                  6,700      257
   Fiserv, Inc. *                                                 7,900      275
   Global Payments, Inc.                                          6,400      284
   NAVTEQ Corp. *                                                 3,395      112
   Paychex, Inc.                                                 11,100      329
   Sungard Data Systems, Inc. *                                   9,400      216
--------------------------------------------------------------------------------
                                                                           1,702
--------------------------------------------------------------------------------
Diversified Financial Services - 3.6%
   Legg Mason, Inc. +                                             3,200      258
   Price (T. Rowe) Group, Inc.                                    5,400      268
   SEI Investments Co.                                            9,400      307
--------------------------------------------------------------------------------
                                                                             833
--------------------------------------------------------------------------------
Electronics - 1.0%
   Symbol Technologies, Inc.                                     18,600      240
--------------------------------------------------------------------------------
Entertainment - 1.7%
   Station Casinos, Inc. +                                        8,800      405
--------------------------------------------------------------------------------
Environmental Control - 1.3%
   Stericycle, Inc. *                                             6,300      297
--------------------------------------------------------------------------------
Food - 0.6%
   Whole Foods Market, Inc. +                                     1,900   $  148
--------------------------------------------------------------------------------
Hardware - 2.0%
   Network Appliance, Inc. * +                                    9,800      197
   Zebra Technologies Corp., Class A *                            4,800      275
--------------------------------------------------------------------------------
                                                                             472
--------------------------------------------------------------------------------
Healthcare - Equipment - 1.4%
   Waters Corp. *                                                 7,700      333
--------------------------------------------------------------------------------
Healthcare - Products - 6.3%
   Advanced Neuromodulation Systems, Inc. * +                     7,300      214
   Dade Behring Holdings, Inc. *                                  7,200      378
   Gen-Probe, Inc. *                                              5,721      206
   St. Jude Medical, Inc. *                                       5,200      350
   Zimmer Holdings, Inc. *                                        4,300      307
--------------------------------------------------------------------------------
                                                                           1,455
--------------------------------------------------------------------------------
Healthcare - Services - 1.4%
   Anthem, Inc. * +                                               4,100      333
--------------------------------------------------------------------------------
Household Products/Wares - 1.0%
   Scotts (The) Co., Class A *                                    3,900      241
--------------------------------------------------------------------------------
Internet - 1.2%
   Symantec Corp. *                                               6,000      288
--------------------------------------------------------------------------------
Leisure Time - 3.8%
   Life Time Fitness, Inc. *                                     15,611      388
   Royal Caribbean Cruises Ltd. +                                11,700      483
--------------------------------------------------------------------------------
                                                                             871
--------------------------------------------------------------------------------
Lodging - 3.0%
   Marriott International, Inc., Class A                          5,800      275
   Starwood Hotels & Resorts Worldwide, Inc.                      9,300      411
--------------------------------------------------------------------------------
                                                                             686
--------------------------------------------------------------------------------
Machinery - Diversified - 7.4%
   Danaher Corp. +                                                9,200      473
   Dover Corp.                                                   10,200      385
   ITT Industries, Inc.                                           4,500      356
   Rockwell Automation, Inc.                                     12,700      495
--------------------------------------------------------------------------------
                                                                           1,709
--------------------------------------------------------------------------------
Media - 1.5%
   Scripps (E.W.) Co., Class A                                    3,400      348
--------------------------------------------------------------------------------
Oil & Gas - 3.7%
   Devon Energy Corp.                                             6,100      395
   XTO Energy, Inc.                                              16,500      463
--------------------------------------------------------------------------------
                                                                             858
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 95.3% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas Services - 3.6%
   BJ Services Co.                                               9,900   $   476
   Smith International, Inc. *                                   6,200       353
--------------------------------------------------------------------------------
                                                                             829
--------------------------------------------------------------------------------
Pharmaceuticals - 4.6%
   Caremark Rx, Inc. *                                           8,800       253
   Endo Pharmaceuticals Holdings, Inc. *                         9,900       168
   Gilead Sciences, Inc. *                                       5,500       380
   Sepracor, Inc. * +                                            5,300       263
--------------------------------------------------------------------------------
                                                                           1,064
--------------------------------------------------------------------------------
Retail - 7.3%
   Applebee's International, Inc.                               17,050       410
   Cabela's, Inc. * +                                            2,991        77
   Coach, Inc. *                                                 5,500       232
   Dick's Sporting Goods, Inc. * +                              10,400       337
   Starbucks Corp. *                                             6,300       272
   Tractor Supply Co. * +                                       10,200       355
--------------------------------------------------------------------------------
                                                                           1,683
--------------------------------------------------------------------------------
Semiconductors - 4.9%
   Cymer, Inc. * +                                               7,300       195
   Integrated Circuit Systems, Inc. * +                         11,900       262
   Kla-Tencor Corp. *                                            7,300       273
   National Semiconductor Corp. *                               16,000       213
   Novellus Systems, Inc. *                                      8,200       200
--------------------------------------------------------------------------------
                                                                           1,143
--------------------------------------------------------------------------------
Software - 5.4%
   Activision, Inc. *                                           17,600       253
   Cognos, Inc. *                                                9,500       301
   Hyperion Solutions Corp. *                                    6,600       241
   Manhattan Associates, Inc. * +                               12,100       282
   Mercury Interactive Corp. * +                                 4,700       162
--------------------------------------------------------------------------------
                                                                           1,239
--------------------------------------------------------------------------------
Telecommunications - 0.9%
   Nextel Partners, Inc., Class A * +                           14,500       209
--------------------------------------------------------------------------------
Telecommunications - Equipment - 3.2%
   Adtran, Inc.                                                  9,400       252
   Andrew Corp. *                                               16,643       184
   Juniper Networks, Inc. *                                     12,800       293
--------------------------------------------------------------------------------
                                                                             729
--------------------------------------------------------------------------------
Transportation - 1.2%
   UTI Worldwide, Inc.                                           5,600   $   287
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $20,747)                                                            22,069

--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 22.0%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio (1)                            4,418,650     4,419
   Midcap SPDR Trust Series 1 +                                  6,300       666
--------------------------------------------------------------------------------
Total Investment Companies
--------------------------------------------------------------------------------
(Cost $5,102)                                                              5,085

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.9%
--------------------------------------------------------------------------------
   RaboBank Nederland, London,
      Eurodollar Time Deposit,
      1.59%, 9/1/04                                              $214       214
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $214)                                                                 214

--------------------------------------------------------------------------------
Total Investments - 118.2%
--------------------------------------------------------------------------------
(Cost $26,063)                                                           27,368

   Liabilities less Other Assets - (18.2)%                               (4,212)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $23,156

(1) Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security.
+    Security is either wholly or partially on loan.

Federal Tax Information:

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                         $26,063
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $ 2,368
Gross tax depreciation of investments                                    (1,063)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $ 1,305
--------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

FOCUSED GROWTH PORTFOLIO

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.1%
--------------------------------------------------------------------------------
Advertising - 0.6%
   Lamar Advertising Co., Class A *                             29,000   $ 1,267
--------------------------------------------------------------------------------
Aerospace/Defense - 1.2%
   Lockheed Martin Corp.                                        44,000     2,366
--------------------------------------------------------------------------------
Apparel - 1.4%
   NIKE, Inc., Class B                                          37,900     2,854
--------------------------------------------------------------------------------
Banks - 1.2%
   U.S. Bancorp                                                 81,200     2,395
--------------------------------------------------------------------------------
Beverages - 1.5%
   PepsiCo, Inc.                                                60,000     3,000
--------------------------------------------------------------------------------
Biotechnology - 4.1%
   Amgen, Inc. *                                                73,000     4,328
   Biogen Idec, Inc. * +                                        29,200     1,732
   Chiron Corp. *                                               15,800       670
   Genentech, Inc. *                                            14,700       717
   Genzyme Corp. * +                                            14,500       783
--------------------------------------------------------------------------------
                                                                           8,230
--------------------------------------------------------------------------------
Commercial Services - 0.7%
   Apollo Group, Inc., Class A *                                18,100     1,412
--------------------------------------------------------------------------------
Computers - 3.8%
   Apple Computer, Inc. *                                       95,000     3,277
   Dell, Inc. *                                                 71,000     2,474
   Research In Motion Ltd. *                                    11,500       692
   Zebra Technologies Corp., Class A *                          18,600     1,063
--------------------------------------------------------------------------------
                                                                           7,506
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 10.1%
   Avon Products, Inc.                                          91,000     4,020
   Estee Lauder Cos. (The), Inc., Class A                       27,000     1,187
   Gillette (The) Co.                                          107,700     4,577
   Kimberly-Clark Corp.                                         32,100     2,141
   Procter & Gamble Co.                                        146,000     8,172
--------------------------------------------------------------------------------
                                                                          20,097
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.7%
   Fastenal Co. +                                               23,000     1,444
--------------------------------------------------------------------------------
Diversified Financial Services - 4.8%
   American Express Co.                                         99,000     4,952
   Capital One Financial Corp.                                  37,000     2,507
   Goldman Sachs Group, Inc.                                    23,600     2,116
--------------------------------------------------------------------------------
                                                                           9,575
--------------------------------------------------------------------------------
Food - 0.7%
   Hershey Foods Corp.                                          29,800     1,439
--------------------------------------------------------------------------------
Healthcare-Products - 8.4%
   Alcon, Inc.                                                  31,000   $ 2,320
   Johnson & Johnson                                           141,200     8,204
   St. Jude Medical, Inc. *                                     37,400     2,515
   Stryker Corp. +                                              40,400     1,830
   Zimmer Holdings, Inc. *                                      26,000     1,854
--------------------------------------------------------------------------------
                                                                          16,723
--------------------------------------------------------------------------------
Healthcare-Services - 2.8%
   Anthem, Inc. * +                                             24,400     1,982
   UnitedHealth Group, Inc.                                     55,000     3,637
--------------------------------------------------------------------------------
                                                                           5,619
--------------------------------------------------------------------------------
Household Products/Wares - 0.9%
   Clorox Co.                                                   34,900     1,844
--------------------------------------------------------------------------------
Insurance - 3.6%
   American International Group, Inc.                           79,500     5,664
   Hartford Financial Services Group, Inc.                      24,000     1,468
--------------------------------------------------------------------------------
                                                                           7,132
--------------------------------------------------------------------------------
Internet - 2.4%
   eBay, Inc. *                                                 35,900     3,107
   Yahoo!, Inc. *                                               59,700     1,702
--------------------------------------------------------------------------------
                                                                           4,809
--------------------------------------------------------------------------------
Lodging - 1.0%
   Marriott International, Inc., Class A                        39,900     1,893
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 1.1%
   Caterpillar, Inc.                                            29,900     2,174
--------------------------------------------------------------------------------
Machinery - Diversified - 1.4%
   Deere & Co.                                                  31,700     2,006
   Rockwell Automation, Inc.                                    20,500       799
--------------------------------------------------------------------------------
                                                                           2,805
--------------------------------------------------------------------------------
Media - 2.3%
   McGraw-Hill Cos. (The), Inc.                                 18,000     1,363
   Scripps (E.W.) Co., Class A                                  15,100     1,545
   Time Warner, Inc. *                                         102,600     1,678
--------------------------------------------------------------------------------
                                                                           4,586
--------------------------------------------------------------------------------
Mining - 0.3%
   Newmont Mining Corp. +                                       13,500       599
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 5.6%
   3M Co.                                                       31,400     2,586
   Danaher Corp.                                                60,000     3,085
   Dover Corp.                                                  29,000     1,094
   Honeywell International, Inc.                                82,000     2,951

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER      VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.1% - CONTINUED
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 5.6% - (continued)
   ITT Industries, Inc.                                        16,600   $  1,313
--------------------------------------------------------------------------------
                                                                          11,029
--------------------------------------------------------------------------------
Oil & Gas - 2.4%
   Anadarko Petroleum Corp.                                    42,000      2,487
   Noble Energy, Inc.                                          10,500        541
   Occidental Petroleum Corp.                                  34,800      1,797
--------------------------------------------------------------------------------
                                                                           4,825
--------------------------------------------------------------------------------
Oil & Gas Services - 1.7%
  Baker Hughes, Inc.                                           55,200      2,171
  Smith International, Inc. *                                  19,800      1,128
--------------------------------------------------------------------------------
                                                                           3,299
--------------------------------------------------------------------------------
Pharmaceuticals - 6.9%
   Gilead Sciences, Inc. *                                     37,400      2,586
   Pfizer, Inc.                                               275,800      9,010
   Teva Pharmaceutical Industries Ltd. ADR +                   78,200      2,131
--------------------------------------------------------------------------------
                                                                          13,727
--------------------------------------------------------------------------------
Retail - 5.1%
   Home Depot (The), Inc.                                      65,100      2,380
   Staples, Inc.                                              131,300      3,766
   Starbucks Corp. *                                           69,300      2,997
   Wal-Mart Stores, Inc.                                       20,000      1,053
--------------------------------------------------------------------------------
                                                                          10,196
--------------------------------------------------------------------------------
Semiconductors - 1.0%
   Intel Corp.                                                 88,000      1,874
--------------------------------------------------------------------------------
Software - 5.4%
   Adobe Systems, Inc.                                         40,800      1,872
   Electronic Arts, Inc. *                                     66,000      3,285
   Microsoft Corp.                                            134,700      3,677
   Symantec Corp. *                                            40,000      1,918
--------------------------------------------------------------------------------
                                                                          10,752
--------------------------------------------------------------------------------
Technology Services - 1.1%
   First Data Corp.                                            51,500      2,176
--------------------------------------------------------------------------------
Telecommunications - 8.4%
   Cisco Systems, Inc. *                                      273,600      5,133
   Juniper Networks, Inc. *                                    93,400      2,138
   Motorola, Inc.                                              51,400        830
   Nextel Partners, Inc., Class A * +                          66,700        962
   QUALCOMM, Inc.                                             142,000      5,403
   Sprint Corp. (FON Group)                                   110,300      2,170
--------------------------------------------------------------------------------
                                                                          16,636
--------------------------------------------------------------------------------
Transportation - 1.5%
   United Parcel Service, Inc., Class B                        41,100   $  3,002
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $179,343)                                                          187,285

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 2.3%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio (1)                           4,622,965      4,623
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $4,623)                                                              4,623

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 6.3%
--------------------------------------------------------------------------------
   RaboBank Nederland, London,
      Eurodollar Time Deposit,
      1.59%, 9/1/04                                          $12,442     12,442
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $12,442)                                                           12,442

--------------------------------------------------------------------------------
Total Investments - 102.7%
--------------------------------------------------------------------------------
(Cost $196,408)                                                         204,350
   Liabilities less Other Assets - (2.7)%                                (5,380)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $198,970

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security.
+    Security is either wholly or partially on loan.

Federal Tax Information:

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $196,408
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $ 11,771
Gross tax depreciation of investments                                    (3,829)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $  7,942
--------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DIVERSIFIED GROWTH PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
--------------------------------------------------------------------------------
Aerospace/Defense - 3.6%
   Boeing (The) Co.                                              12,550   $  655
   United Technologies Corp.                                     11,625    1,092
--------------------------------------------------------------------------------
                                                                           1,747
--------------------------------------------------------------------------------
Airlines - 0.6%
   Southwest Airlines Co.                                        19,475      289
--------------------------------------------------------------------------------
Auto Parts & Equipment - 1.2%
   Johnson Controls, Inc.                                         9,950      560
--------------------------------------------------------------------------------
Beverages - 2.2%
   PepsiCo, Inc.                                                 21,050    1,052
--------------------------------------------------------------------------------
Biotechnology - 2.7%
   Amgen, Inc. *                                                 21,950    1,301
--------------------------------------------------------------------------------
Chemicals - 3.8%
   du Pont (E.I.) de Nemours & Co.                               20,750      877
   Praxair, Inc.                                                 23,700      962
--------------------------------------------------------------------------------
                                                                           1,839
--------------------------------------------------------------------------------
Commercial Services - 0.5%
   ChoicePoint, Inc. * +                                          5,775      244
--------------------------------------------------------------------------------
Computers - 3.5%
   Dell, Inc. *                                                  27,750      967
   EMC Corp. of Massachusetts *                                  66,825      719
--------------------------------------------------------------------------------
                                                                           1,686
--------------------------------------------------------------------------------
Diversified Financial Services - 13.1%
   American Express Co.                                          16,300      815
   Capital One Financial Corp.                                    8,025      544
   Citigroup, Inc.                                               33,625    1,566
   Goldman Sachs Group, Inc.                                      9,700      870
   Lehman Brothers Holdings, Inc.                                11,475      848
   MBNA Corp.                                                    25,250      609
   Morgan (J.P.) Chase & Co.                                     28,575    1,131
--------------------------------------------------------------------------------
                                                                           6,383
--------------------------------------------------------------------------------
Electronics - 3.2%
   Cymer, Inc. * +                                               12,100      323
   Fisher Scientific International, Inc. *                       13,075      745
   Flextronics International Ltd. *                              41,025      509
--------------------------------------------------------------------------------
                                                                           1,577
--------------------------------------------------------------------------------
Engineering & Construction - 1.2%
   Jacobs Engineering Group, Inc. *                              15,050      589
--------------------------------------------------------------------------------
Entertainment - 0.5%
   International Game Technology                                  7,775      224
--------------------------------------------------------------------------------
Food - 1.0%
   Sysco Corp.                                                   15,275      491
--------------------------------------------------------------------------------
Healthcare-Products - 2.8%
   Guidant Corp.                                                 13,700   $  819
   Medtronic, Inc.                                               11,000      547
--------------------------------------------------------------------------------
                                                                           1,366
--------------------------------------------------------------------------------
Healthcare-Services - 1.0%
   Aetna, Inc.                                                    5,100      473
--------------------------------------------------------------------------------
Household Products/Wares - 2.3%
   Clorox Co.                                                    21,325    1,127
--------------------------------------------------------------------------------
Insurance - 5.6%
   American International Group, Inc.                            17,525    1,248
   Everest Re Group Ltd.                                          7,150      502
   Hartford Financial Services Group, Inc.                       16,050      982
--------------------------------------------------------------------------------
                                                                           2,732
--------------------------------------------------------------------------------
Leisure Time - 1.0%
   Carnival Corp.                                                10,425      477
--------------------------------------------------------------------------------
Lodging - 3.1%
   Marriott International, Inc., Class A                         15,050      714
   Starwood Hotels & Resorts Worldwide, Inc.                      8,300      367
   Station Casinos, Inc.                                          9,150      421
--------------------------------------------------------------------------------
                                                                           1,502
--------------------------------------------------------------------------------
Machinery - Diversified - 1.7%
   Rockwell Automation, Inc.                                     21,675      845
--------------------------------------------------------------------------------
Mining - 0.6%
   Alcoa, Inc.                                                    9,350      303
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 10.7%
   3M Co.                                                         8,750      721
   Danaher Corp.                                                 21,575    1,109
   Dover Corp.                                                   21,850      825
   Eaton Corp.                                                   12,875      777
   General Electric Co.                                          42,400    1,390
   Tyco International Ltd.                                       11,400      357
--------------------------------------------------------------------------------
                                                                           5,179
--------------------------------------------------------------------------------
Oil & Gas - 5.9%
   Apache Corp.                                                  16,750      749
   BP PLC ADR                                                    10,575      568
   EnCana Corp.                                                   9,125      375
   Exxon Mobil Corp.                                             25,475    1,174
--------------------------------------------------------------------------------
                                                                           2,866
--------------------------------------------------------------------------------
Oil & Gas Services - 1.9%
   BJ Services Co.                                                9,425      453
   Smith International, Inc. * +                                  8,250      470
--------------------------------------------------------------------------------
                                                                             923
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER      VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% - CONTINUED
--------------------------------------------------------------------------------
Pharmaceuticals - 5.5%
   Forest Laboratories, Inc. *                                  5,375   $   246
   Pfizer, Inc.                                                43,500     1,421
   Sepracor, Inc. * +                                           5,875       292
   Teva Pharmaceutical Industries Ltd. ADR +                   26,275       716
--------------------------------------------------------------------------------
                                                                          2,675
--------------------------------------------------------------------------------
Retail - 6.6%
   Dick's Sporting Goods, Inc. * +                             12,050       390
   Kohl's Corp. *                                               5,575       276
   Lowe's Cos., Inc.                                            7,075       352
   Staples, Inc.                                               34,175       980
   Wal-Mart Stores, Inc.                                        9,350       492
   Walgreen Co.                                                20,125       734
--------------------------------------------------------------------------------
                                                                          3,224
--------------------------------------------------------------------------------
Semiconductors - 2.6%
   Intel Corp.                                                 39,475       841
   Kla-Tencor Corp. *                                          10,850       405
--------------------------------------------------------------------------------
                                                                          1,246
--------------------------------------------------------------------------------
Software - 4.4%
   Cognos, Inc. *                                              11,325       358
   Microsoft Corp.                                             49,700     1,357
   Oracle Corp. *                                              43,600       435
--------------------------------------------------------------------------------
                                                                          2,150
--------------------------------------------------------------------------------
Telecommunications - 4.2%
   Cisco Systems, Inc. *                                       50,800       953
   Vodafone Group PLC ADR +                                    48,500     1,111
--------------------------------------------------------------------------------
                                                                          2,064
--------------------------------------------------------------------------------
Transportation - 1.7%
   United Parcel Service, Inc., Class B                        11,350       829
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $45,073)                                                           47,963

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 4.9%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                          2,408,905   $ 2,409
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $2,409)                                                             2,409

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT- TERM INVESTMENT- 0.8%
--------------------------------------------------------------------------------
   RaboBank Nederland, London,
      Eurodollar Time Deposit,
      1.59%, 9/1/04                                              $401       401
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $401)                                                                 401

--------------------------------------------------------------------------------
Total Investments - 104.4%
--------------------------------------------------------------------------------
(Cost $47,883)                                                           50,773
   Liabilities less Other Assets - (4.4)%                                (2,157)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $48,616

(1) Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security.
+    Security is either wholly or partially on loan.

At August 31, 2004, the Diversified Growth Portfolio had open written call options as follows:

--------------------------------------------------------------------------------
                                                              NUMBER       VALUE
COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE                OF CONTRACTS   (000S)
--------------------------------------------------------------------------------
Staples, Inc. / September/ 30                                       167       $3
United Technologies Corp. / September/ 95                            24        2
Total Written Call Options
--------------------------------------------------------------------------------
(Premiums received $17)                                                       $5

Federal Tax Information:

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                         $47,883
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $ 4,538
Gross tax depreciation of investments                                    (1,648)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $ 2,890
--------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
--------------------------------------------------------------------------------
Advertising - 0.2%
   Interpublic Group of Cos. (The), Inc. * +                    27,564   $   291
   Omnicom Group                                                12,899       887
--------------------------------------------------------------------------------
                                                                           1,178
--------------------------------------------------------------------------------
Aerospace/Defense - 1.7%
   Boeing (The) Co.                                             59,263     3,095
   General Dynamics Corp.                                       13,649     1,333
   Goodrich Corp.                                                8,226       261
   Lockheed Martin Corp. +                                      30,684     1,650
   Northrop Grumman Corp.                                       26,806     1,384
   Raytheon Co.                                                 28,704       997
   Rockwell Collins, Inc.                                       12,382       426
   United Technologies Corp.                                    35,014     3,288
--------------------------------------------------------------------------------
                                                                          12,434
--------------------------------------------------------------------------------
Agriculture - 1.3%
   Altria Group, Inc.                                          140,156     6,861
   Archer-Daniels-Midland Co.                                   44,106       704
   Monsanto Co.                                                 18,076       661
   Reynolds American, Inc. +                                    10,313       779
   UST, Inc. +                                                  11,334       455
--------------------------------------------------------------------------------
                                                                           9,460
--------------------------------------------------------------------------------
Airlines - 0.1%
   Delta Air Lines, Inc. * +                                     8,929        36
   Southwest Airlines Co.                                       53,730       796
--------------------------------------------------------------------------------
                                                                             832
--------------------------------------------------------------------------------
Apparel - 0.3%
   Jones Apparel Group, Inc.                                     8,740       312
   Liz Claiborne, Inc.                                           7,488       285
   NIKE, Inc., Class B                                          18,184     1,369
   Reebok International Ltd.                                     4,001       136
   VF Corp. +                                                    7,336       362
--------------------------------------------------------------------------------
                                                                           2,464
--------------------------------------------------------------------------------
Auto Manufacturers - 0.6%
   Ford Motor Co. +                                            127,710     1,802
   General Motors Corp. +                                       38,933     1,608
   Navistar International Corp. * +                              4,737       170
   PACCAR, Inc.                                                 12,064       726
--------------------------------------------------------------------------------
                                                                           4,306
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
   Cooper Tire & Rubber Co. +                                    4,973       113
   Dana Corp.                                                   10,236       193
   Delphi Corp.                                                 38,652       354
   Goodyear Tire & Rubber (The) Co. * +                         12,712   $   140
   Johnson Controls, Inc.                                       12,378       697
   Visteon Corp. +                                               9,484        88
--------------------------------------------------------------------------------
                                                                           1,585
--------------------------------------------------------------------------------
Banks - 6.6%
   AmSouth Bancorp +                                            24,161       629
   Bank of America Corp.                                       277,974    12,503
   Bank of New York Co. (The), Inc.                             56,294     1,678
   BB&T Corp.                                                   37,700     1,508
   Charter One Financial, Inc.                                  15,251       678
   Comerica, Inc.                                               12,059       725
   Fifth Third Bancorp                                          40,056     1,995
   First Horizon National Corp. N.A. +                           8,672       394
   Huntington Bancshares, Inc. +                                16,109       397
   KeyCorp +                                                    28,907       906
   M&T Bank Corp.                                                8,400       798
   Marshall & Ilsley Corp.                                      15,954       640
   Mellon Financial Corp.                                       29,218       843
   National City Corp.                                          49,420     1,868
   North Fork Bancorporation, Inc.                              10,685       448
   PNC Financial Services Group, Inc.                           19,068     1,023
   Regions Financial Corp.                                      32,535     1,051
   SouthTrust Corp.                                             24,689     1,021
   State Street Corp.                                           24,721     1,116
   SunTrust Banks, Inc.                                         20,856     1,420
   Synovus Financial Corp.                                      21,271       540
   U.S. Bancorp                                                133,702     3,944
   Wachovia Corp. +                                             92,066     4,319
   Wells Fargo & Co.                                           117,423     6,899
   Zions Bancorporation +                                        6,290       392
--------------------------------------------------------------------------------
                                                                          47,735
--------------------------------------------------------------------------------
Beverages - 2.5%
   Anheuser-Busch Cos., Inc.                                    56,258     2,970
   Brown-Forman Corp., Class B                                   8,350       397
   Coca-Cola (The) Co.                                         169,313     7,570
   Coca-Cola Enterprises, Inc. +                                31,313       647
   Coors (Adolph) Co., Class B +                                 2,496       171
   Pepsi Bottling Group, Inc.                                   17,671       473
   PepsiCo, Inc.                                               118,129     5,906
--------------------------------------------------------------------------------
                                                                          18,134
--------------------------------------------------------------------------------
Biotechnology - 1.2%
   Amgen, Inc. *                                                87,683     5,199

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6% - CONTINUED
--------------------------------------------------------------------------------
Biotechnology - 1.2% - (continued)
   Biogen Idec, Inc.                                            22,983   $ 1,363
   Chiron Corp. *                                               12,776       541
   Genzyme Corp. * +                                            15,257       824
   Medimmune, Inc. * +                                          17,088       408
   Millipore Corp. *                                             3,478       175
--------------------------------------------------------------------------------
                                                                           8,510
--------------------------------------------------------------------------------
Building Materials - 0.3%
   American Standard Companies, Inc. *                          14,652       551
   Masco Corp.                                                  31,288     1,006
   Vulcan Materials Co. +                                        6,947       331
--------------------------------------------------------------------------------
                                                                           1,888
--------------------------------------------------------------------------------
Chemicals - 1.5%
   Air Products & Chemicals, Inc.                               15,464       810
   Ashland, Inc.                                                 4,787       246
   Dow Chemical (The) Co.                                       63,371     2,713
   du Pont (E.I.) de Nemours & Co.                              68,951     2,914
   Eastman Chemical Co.                                          5,390       251
   Ecolab, Inc.                                                 17,508       524
   Engelhard Corp.                                               8,514       241
   Great Lakes Chemical Corp.                                    3,632        95
   Hercules, Inc. * +                                            7,937       109
   International Flavors & Fragrances, Inc. +                    6,484       250
   PPG Industries, Inc.                                         11,734       701
   Praxair, Inc.                                                22,132       898
   Rohm & Haas Co.                                              15,284       619
   Sherwin-Williams (The) Co. +                                  9,895       408
   Sigma-Aldrich Corp.                                           4,693       269
--------------------------------------------------------------------------------
                                                                          11,048
--------------------------------------------------------------------------------
Commercial Services - 0.9%
   Apollo Group, Inc., Class A *                                12,301       960
   Cendant Corp.                                                68,538     1,483
   Convergys Corp. *                                            10,146       141
   Deluxe Corp.                                                  3,497       149
   Donnelley (R.R.) & Sons Co.                                  14,561       447
   Equifax, Inc.                                                 9,455       231
   H&R Block, Inc.                                              12,269       592
   McKesson Corp. +                                             19,748       611
   Moody's Corp.                                                10,081       691
   Paychex, Inc.                                                26,916       799
   Robert Half International, Inc. +                            11,647       285
--------------------------------------------------------------------------------
                                                                           6,389
--------------------------------------------------------------------------------
Computers - 3.8%
   Affiliated Computer Services, Inc., Class A *                 9,200   $   500
   Apple Computer, Inc. *                                       27,456       947
   Computer Sciences Corp. *                                    12,910       598
   Dell, Inc. *                                                175,243     6,106
   Electronic Data Systems Corp.                                33,061       636
   EMC Corp. of Massachusetts *                                170,845     1,840
   Gateway, Inc. * +                                            23,424       103
   Hewlett-Packard Co.                                         207,439     3,711
   International Business Machines Corp.                       115,284     9,763
   Lexmark International, Inc. *                                 8,707       770
   NCR Corp. * +                                                 6,546       289
   Network Appliance, Inc. * +                                  25,775       517
   Sun Microsystems, Inc. * +                                  236,726       909
   Sungard Data Systems, Inc. *                                 19,750       454
   Unisys Corp. *                                               23,013       231
--------------------------------------------------------------------------------
                                                                          27,374
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 2.6%
   Alberto-Culver Co., Class B                                   6,031       291
   Avon Products, Inc.                                          33,790     1,493
   Colgate-Palmolive Co.                                        36,224     1,956
   Gillette (The) Co.                                           68,498     2,911
   Kimberly-Clark Corp.                                         34,360     2,292
   Procter & Gamble Co.                                        177,792     9,951
--------------------------------------------------------------------------------
                                                                          18,894
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.1%
   Genuine Parts Co.                                            11,943       453
   Grainger (W.W.), Inc.                                         6,229       332
--------------------------------------------------------------------------------
                                                                             785
--------------------------------------------------------------------------------
Diversified Financial Services - 8.3%
   American Express Co.                                         89,864     4,495
   Bear Stearns Cos. (The), Inc.                                 6,778       596
   Capital One Financial Corp. +                                15,701     1,064
   Charles Schwab (The) Corp.                                   92,222       871
   Citigroup, Inc.                                             353,782    16,479
   Countrywide Financial Corp. +                                37,584     1,336
   E*TRADE Financial Corp. *                                    25,400       299
   Fannie Mae                                                   67,295     5,010
   Federated Investors, Inc., Class B                            7,612       220
   Franklin Resources, Inc.                                     16,921       901
   Freddie Mac                                                  46,850     3,145
   Goldman Sachs Group, Inc.                                    32,886     2,948
   Janus Capital Group, Inc.                                    16,807       231

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 8.3% - (continued)
   Lehman Brothers Holdings, Inc. +                             18,730   $ 1,384
   MBNA Corp.                                                   88,105     2,127
   Merrill Lynch & Co., Inc.                                    66,003     3,371
   Morgan (J.P.) Chase & Co.                                   244,444     9,675
   Morgan Stanley                                               76,330     3,872
   Price (T. Rowe) Group, Inc.                                   8,536       423
   Providian Financial Corp. * +                                20,261       293
   SLM Corp.                                                    30,684     1,197
--------------------------------------------------------------------------------
                                                                          59,937
--------------------------------------------------------------------------------
Electric - 2.7%
   AES Corp. *                                                  42,938       433
   Allegheny Energy, Inc. * +                                    9,085       133
   Ameren Corp. +                                               11,123       520
   American Electric Power Co.                                  27,217       891
   Calpine Corp. *                                              28,059        96
   Centerpoint Energy, Inc. +                                   21,057       230
   Cinergy Corp. +                                              12,221       495
   CMS Energy Corp. *                                           10,483       101
   Consolidated Edison, Inc. +                                  15,521       655
   Constellation Energy Group, Inc.                             11,521       473
   Dominion Resources, Inc. of Virginia                         22,449     1,457
   DTE Energy Co. +                                             11,579       478
   Duke Energy Corp. +                                          61,818     1,369
   Edison International +                                       22,434       603
   Entergy Corp.                                                16,656     1,004
   Exelon Corp. +                                               46,190     1,702
   FirstEnergy Corp.                                            21,595       869
   FPL Group, Inc.                                              12,756       883
   NiSource, Inc.                                               18,135       377
   PG&E Corp. * +                                               28,496       832
   Pinnacle West Capital Corp.                                   6,291       266
   PPL Corp. +                                                  12,225       585
   Progress Energy, Inc. +                                      16,900       742
   Public Service Enterprise Group, Inc. +                      15,939       675
   Southern (The) Co. +                                         50,899     1,545
   TECO Energy, Inc. +                                          12,916       171
   TXU Corp. +                                                  23,416       975
   Xcel Energy, Inc. +                                          27,485       485
--------------------------------------------------------------------------------
                                                                          19,045
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.3%
   American Power Conversion Corp.                              13,910       234
   Emerson Electric Co.                                         29,347     1,827
   Molex, Inc. +                                                13,135   $   379
   Power-One, Inc. * +                                           6,006        45
--------------------------------------------------------------------------------
                                                                           2,485
--------------------------------------------------------------------------------
Electronics - 0.5%
   Agilent Technologies, Inc. *                                 34,426       706
   Applera Corp. - Applied Biosystems Group                     14,346       273
   Fisher Scientific International, Inc. *                       7,800       444
   Jabil Circuit, Inc. *                                        13,800       285
   Parker-Hannifin Corp. +                                       8,147       443
   PerkinElmer, Inc.                                             8,700       152
   Sanmina-SCI Corp. *                                          35,773       248
   Solectron Corp. * +                                          59,859       309
   Symbol Technologies, Inc.                                    16,122       208
   Tektronix, Inc.                                               5,849       167
   Thermo Electron Corp. *                                      11,411       300
   Waters Corp. * +                                              8,278       358
--------------------------------------------------------------------------------
                                                                           3,893
--------------------------------------------------------------------------------
Engineering & Construction - 0.0%
   Fluor Corp. +                                                 5,591       239
--------------------------------------------------------------------------------
Entertainment - 0.1%
   International Game Technology                                23,578       680
--------------------------------------------------------------------------------
Environmental Control - 0.2%
   Allied Waste Industries, Inc. * +                            22,554       231
   Waste Management, Inc. +                                     39,542     1,099
--------------------------------------------------------------------------------
                                                                           1,330
--------------------------------------------------------------------------------
Food - 1.7%
   Albertson's, Inc. +                                          25,833       635
   Campbell Soup Co.                                            27,962       726
   ConAgra Foods, Inc.                                          36,487       956
   General Mills, Inc. +                                        25,841     1,221
   Heinz (H.J.) Co.                                             23,969       909
   Hershey Foods Corp. +                                        17,622       851
   Kellogg Co. +                                                28,068     1,178
   Kroger Co. *                                                 50,658       837
   McCormick & Co., Inc.                                         9,300       312
   Safeway, Inc. *                                              30,442       615
   Sara Lee Corp.                                               53,831     1,191
   SUPERVALU, Inc.                                               9,376       247
   Sysco Corp.                                                  43,880     1,410
   Winn-Dixie Stores, Inc. +                                    10,279        43
   Wrigley (Wm.) Jr. Co.                                        15,297       949
--------------------------------------------------------------------------------
                                                                          12,080
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 9806% - CONTINUED
--------------------------------------------------------------------------------
Forest Products & Paper - 0.6%
   Boise Cascade Corp.                                           4,324   $   135
   Georgia-Pacific Corp.                                        17,442       593
   International Paper Co. +                                    33,197     1,329
   Louisiana-Pacific Corp.                                       7,138       176
   MeadWestvaco Corp.                                           13,855       418
   Plum Creek Timber Co., Inc. +                                12,589       416
   Temple-Inland, Inc.                                           3,724       254
   Weyerhaeuser Co.                                             17,369     1,086
--------------------------------------------------------------------------------
                                                                           4,407
--------------------------------------------------------------------------------
Gas - 0.2%
   KeySpan Corp.                                                10,808       412
   NICOR, Inc. +                                                 3,152       113
   Peoples Energy Corp. +                                        2,565       107
   Sempra Energy                                                15,472       559
--------------------------------------------------------------------------------
                                                                           1,191
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.1%
   Black & Decker Corp.                                          5,450       376
   Snap-On, Inc.                                                 3,923       125
   Stanley Works (The)                                           5,668       245
--------------------------------------------------------------------------------
                                                                             746
--------------------------------------------------------------------------------
Healthcare-Products - 3.7%
   Bard (C.R.), Inc.                                             7,180       403
   Bausch & Lomb, Inc. +                                         3,653       241
   Baxter International, Inc.                                   41,535     1,269
   Becton, Dickinson & Co.                                      17,197       828
   Biomet, Inc. +                                               18,275       834
   Boston Scientific Corp. *                                    56,428     2,016
   Guidant Corp.                                                22,423     1,341
   Johnson & Johnson                                           204,638    11,889
   Medtronic, Inc.                                              84,895     4,224
   St. Jude Medical, Inc. *                                     11,723       788
   Stryker Corp. +                                              27,136     1,229
   Zimmer Holdings, Inc. *                                      16,385     1,168
--------------------------------------------------------------------------------
                                                                          26,230
--------------------------------------------------------------------------------
Healthcare-Services - 1.2%
   Aetna, Inc.                                                  10,411       964
   Anthem, Inc. * +                                              9,425       765
   HCA, Inc.                                                    35,271     1,369
   Health Management Associates, Inc., Class A +                16,828       322
   Humana, Inc. *                                               11,090       211
   Manor Care, Inc.                                              6,239       191
   Quest Diagnostics, Inc. +                                     7,018       601
   Tenet Healthcare Corp. *                                     32,028   $   334
   UnitedHealth Group, Inc.                                     45,926     3,037
   WellPoint Health Networks, Inc. *                            10,376     1,019
--------------------------------------------------------------------------------
                                                                           8,813
--------------------------------------------------------------------------------
Home Builders - 0.2%
   Centex Corp.                                                  8,534       391
   KB HOME                                                       3,264       224
   Pulte Homes, Inc. +                                           8,516       502
--------------------------------------------------------------------------------
                                                                           1,117
--------------------------------------------------------------------------------
Home Furnishings - 0.1%
   Leggett & Platt, Inc. +                                      13,216       355
   Maytag Corp. +                                                5,441       110
   Whirlpool Corp.                                               4,792       293
--------------------------------------------------------------------------------
                                                                             758
--------------------------------------------------------------------------------
Household Products/Wares - 0.3%
   Avery Dennison Corp. +                                        7,538       468
   Clorox Co.                                                   14,315       756
   Fortune Brands, Inc. +                                        9,905       725
--------------------------------------------------------------------------------
                                                                           1,949
--------------------------------------------------------------------------------
Housewares - 0.1%
   Newell Rubbermaid, Inc. +                                    18,861       406
--------------------------------------------------------------------------------
Insurance - 4.9%
   ACE Ltd.                                                     18,917       729
   AFLAC, Inc.                                                  34,979     1,403
   Allstate (The) Corp. +                                       47,875     2,260
   AMBAC Financial Group, Inc.                                   7,303       551
   American International Group, Inc.                          179,449    12,784
   AON Corp.                                                    21,334       554
   Chubb Corp.                                                  12,893       877
   CIGNA Corp.                                                   9,707       646
   Cincinnati Financial Corp.                                   11,567       467
   Hartford Financial Services Group, Inc. +                    20,498     1,254
   Jefferson-Pilot Corp.                                         9,812       470
   Lincoln National Corp.                                       12,084       547
   Loews Corp.                                                  12,746       724
   Marsh & McLennan Cos., Inc.                                  37,010     1,654
   MBIA, Inc.                                                    9,764       559
   Metlife, Inc.                                                51,644     1,924
   MGIC Investment Corp. +                                       6,727       459
   Principal Financial Group                                    21,811       757
   Progressive (The) Corp.                                      14,782     1,187
   Prudential Financial, Inc.                                   37,199     1,718

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 4.9% - (continued)
   SAFECO Corp.                                                  9,476   $   456
   St. Paul Cos. (The), Inc.                                    45,071     1,564
   Torchmark Corp.                                               7,694       396
   UnumProvident Corp. +                                        20,363       330
   XL Capital Ltd., Class A                                      9,334       655
--------------------------------------------------------------------------------
                                                                          34,925
--------------------------------------------------------------------------------
Internet - 1.1%
   eBay, Inc. * +                                               44,964     3,891
   Monster Worldwide, Inc.* +                                    7,787       157
   Symantec Corp. * +                                           21,200     1,017
   Yahoo!, Inc. *                                               93,530     2,667
--------------------------------------------------------------------------------
                                                                           7,732
--------------------------------------------------------------------------------
Iron/Steel - 0.1%
   Allegheny Technologies, Inc. +                                5,878       110
   Nucor Corp. +                                                 5,336       418
   United States Steel Corp. +                                   7,175       265
--------------------------------------------------------------------------------
                                                                             793
--------------------------------------------------------------------------------
Leisure Time - 0.5%
   Brunswick Corp.                                               6,235       245
   Carnival Corp.                                               43,368     1,986
   Harley-Davidson, Inc. +                                      21,028     1,283
   Sabre Holdings Corp.                                          9,658       222
--------------------------------------------------------------------------------
                                                                           3,736
--------------------------------------------------------------------------------
Lodging - 0.3%
   Harrah's Entertainment, Inc. +                                7,680       370
   Hilton Hotels Corp.                                          26,138       467
   Marriott International, Inc., Class A                        15,850       752
   Starwood Hotels & Resorts Worldwide, Inc. +                  14,211       628
--------------------------------------------------------------------------------
                                                                           2,217
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.2%
   Caterpillar, Inc.                                            23,786     1,729
--------------------------------------------------------------------------------
Machinery - Diversified - 0.3%
   Cummins, Inc. +                                               2,946       198
   Deere & Co.                                                  16,895     1,069
   Rockwell Automation, Inc.                                    12,969       506
--------------------------------------------------------------------------------
                                                                           1,773
--------------------------------------------------------------------------------
Media - 3.3%
   Clear Channel Communications, Inc.                           43,978     1,474
   Comcast Corp., Class A *                                    156,069     4,397
   Disney (Walt) Co.                                           139,280     3,127
   Dow Jones & Co., Inc. +                                       5,751       236
   Gannett Co., Inc.                                            18,846   $ 1,596
   Knight-Ridder, Inc.                                           5,454       351
   McGraw-Hill Cos. (The), Inc.                                 13,964     1,058
   Meredith Corp.                                                3,436       172
   New York Times Co., Class A +                                10,289       418
   Time Warner, Inc. *                                         309,626     5,062
   Tribune Co.                                                  21,531       899
   Univision Communications, Inc., Class A *                    22,291       736
   Viacom, Inc., Class B                                       119,346     3,975
--------------------------------------------------------------------------------
                                                                          23,501
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 0.0%
   Worthington Industries, Inc. +                                6,251       127
--------------------------------------------------------------------------------
Mining - 0.6%
   Alcoa, Inc.                                                  59,773     1,935
   Freeport-McMoRan Copper & Gold, Inc., Class B +              11,895       448
   Newmont Mining Corp. +                                       29,433     1,307
   Phelps Dodge Corp.                                            6,712       547
--------------------------------------------------------------------------------
                                                                           4,237
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 5.8%
   3M Co. +                                                     53,320     4,392
   Cooper Industries Ltd., Class A                               6,215       343
   Crane Co.                                                     3,998       108
   Danaher Corp. +                                              20,804     1,070
   Dover Corp. +                                                13,940       526
   Eastman Kodak Co. +                                          19,737       584
   Eaton Corp.                                                  10,460       631
   General Electric Co.                                        722,523    23,692
   Honeywell International, Inc.                                59,239     2,131
   Illinois Tool Works, Inc. +                                  21,387     1,952
   Ingersoll-Rand Co., Class A                                  11,875       772
   ITT Industries, Inc.                                          6,324       500
   Pall Corp.                                                    8,491       207
   Textron, Inc.                                                 9,379       596
   Tyco International Ltd.                                     136,283     4,268
--------------------------------------------------------------------------------
                                                                          41,772
--------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
   Pitney Bowes, Inc.                                           16,035       698
   Xerox Corp. * +                                              54,558       733
--------------------------------------------------------------------------------
                                                                           1,431
--------------------------------------------------------------------------------
Oil & Gas - 5.9%
   Amerada Hess Corp.                                            6,171       497
   Anadarko Petroleum Corp.                                     17,068     1,011

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 5.9% - (continued)
   Apache Corp.                                                 22,074   $   987
   Burlington Resources, Inc.                                   27,690     1,003
   ChevronTexaco Corp.                                          74,052     7,220
   ConocoPhillips                                               48,492     3,609
   Devon Energy Corp.                                           16,625     1,077
   EOG Resources, Inc. +                                         7,769       449
   Exxon Mobil Corp.                                           448,110    20,658
   Kerr-McGee Corp.                                             10,280       543
   Marathon Oil Corp.                                           21,694       787
   Nabors Industries Ltd. * +                                    9,953       439
   Noble Corp. *                                                 9,087       365
   Occidental Petroleum Corp.                                   28,734     1,484
   Rowan Cos., Inc. * +                                          6,803       165
   Sunoco, Inc. +                                                5,334       328
   Transocean, Inc. *                                           22,112       679
   Unocal Corp.                                                 17,885       668
   Valero Energy Corp.                                           9,400       621
--------------------------------------------------------------------------------
                                                                          42,590
--------------------------------------------------------------------------------
Oil & Gas Services - 0.7%
   Baker Hughes, Inc. +                                         23,703       932
   BJ Services Co.                                              10,845       521
   Halliburton Co. +                                            30,943       903
   Schlumberger Ltd. +                                          39,993     2,472
--------------------------------------------------------------------------------
                                                                           4,828
--------------------------------------------------------------------------------
Packaging & Containers - 0.1%
   Ball Corp.                                                    7,928       296
   Bemis Co.                                                     7,252       191
   Pactiv Corp. *                                               10,982       260
   Sealed Air Corp. *                                            5,944       292
--------------------------------------------------------------------------------
                                                                           1,039
--------------------------------------------------------------------------------
Pharmaceuticals - 6.8%
   Abbott Laboratories                                         106,386     4,435
   Allergan, Inc. +                                              8,873       662
   AmerisourceBergen Corp. +                                     7,641       413
   Bristol-Myers Squibb Co.                                    136,795     3,246
   Cardinal Health, Inc.                                        29,523     1,335
   Caremark Rx, Inc. *                                          30,400       873
   Express Scripts, Inc. * +                                     5,350       338
   Forest Laboratories, Inc. *                                  25,869     1,186
   Gilead Sciences, Inc. *                                      14,674     1,014
   Hospira, Inc. *                                              10,788       299
   King Pharmaceuticals, Inc. * +                               16,838       210
   Lilly (Eli) & Co.                                            77,073   $ 4,890
   Medco Health Solutions, Inc. *                               18,363       574
   Merck & Co., Inc.                                           151,840     6,828
   Mylan Laboratories, Inc. +                                   18,500       322
   Pfizer, Inc.                                                523,221    17,094
   Schering-Plough Corp.                                       100,052     1,847
   Watson Pharmaceuticals, Inc. *                                7,352       203
   Wyeth                                                        93,414     3,416
--------------------------------------------------------------------------------
                                                                          49,185
--------------------------------------------------------------------------------
Pipelines - 0.2%
   Dynegy, Inc., Class A * +                                    27,056       118
   El Paso Corp.                                                42,478       347
   Kinder Morgan, Inc.                                           8,450       511
   Williams Cos. (The), Inc.                                    35,218       419
--------------------------------------------------------------------------------
                                                                           1,395
--------------------------------------------------------------------------------
REITS - 0.4%
   Apartment Investment & Management Co., Class A                6,400       227
   Equity Office Properties Trust                               28,871       825
   Equity Residential +                                         18,897       612
   ProLogis +                                                   12,334       446
   Simon Property Group, Inc. +                                 13,786       771
--------------------------------------------------------------------------------
                                                                           2,881
--------------------------------------------------------------------------------
Retail - 6.8%
   Autonation, Inc. * +                                         18,850       310
   Autozone, Inc. * +                                            5,919       438
   Bed Bath & Beyond, Inc. *                                    21,837       817
   Best Buy Co., Inc.                                           22,115     1,029
   Big Lots, Inc. * +                                            8,457       103
   Circuit City Stores, Inc.                                    14,319       186
   Costco Wholesale Corp. +                                     33,191     1,366
   CVS Corp.                                                    26,965     1,079
   Darden Restaurants, Inc.                                     11,554       243
   Dillard's, Inc., Class A                                      5,634       107
   Dollar General Corp.                                         22,913       451
   Family Dollar Stores, Inc.                                   11,662       308
   Federated Department Stores, Inc.                            12,272       533
   Gap (The), Inc. +                                            62,235     1,166
   Home Depot (The), Inc.                                      152,063     5,559
   Kohl's Corp. * +                                             24,046     1,190
   Limited Brands                                               31,713       637
   Lowe's Cos., Inc.                                            53,457     2,657
   May Department Stores (The) Co. +                            19,859       487

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6% - CONTINUED
--------------------------------------------------------------------------------
Retail - 6.8% - (continued)
   McDonald's Corp.                                             85,775   $ 2,318
   Nordstrom, Inc.                                               9,440       350
   Office Depot, Inc. *                                         21,459       344
   Penney (J.C.) Co., Inc. (Holding Co.) +                      18,600       713
   RadioShack Corp. +                                           11,258       303
   Sears, Roebuck & Co. +                                       15,159       580
   Staples, Inc.                                                36,165     1,037
   Starbucks Corp. *                                            27,563     1,192
   Target Corp.                                                 63,630     2,837
   Tiffany & Co.                                                10,001       309
   TJX Cos., Inc.                                               34,230       724
   Toys "R" Us, Inc. *                                          14,597       237
   Wal-Mart Stores, Inc.                                       293,335    15,450
   Walgreen Co.                                                 69,730     2,542
   Wendy's International, Inc.                                   7,905       272
   Yum! Brands, Inc. +                                          20,030       795
--------------------------------------------------------------------------------
                                                                          48,669
--------------------------------------------------------------------------------
Savings & Loans - 0.5%
   Golden West Financial Corp.                                  10,581     1,145
   Sovereign Bancorp, Inc.                                      20,934       458
   Washington Mutual, Inc.                                      59,649     2,316
--------------------------------------------------------------------------------
                                                                           3,919
--------------------------------------------------------------------------------
Semiconductors - 2.9%
   Advanced Micro Devices, Inc. * +                             24,144       276
   Altera Corp. *                                               25,707       486
   Analog Devices, Inc.                                         25,337       880
   Applied Materials, Inc. *                                   114,497     1,819
   Applied Micro Circuits Corp. *                               22,092        74
   Broadcom Corp., Class A * +                                  21,383       580
   Intel Corp.                                                 442,629     9,424
   Kla-Tencor Corp. *                                           14,511       542
   Linear Technology Corp.                                      22,862       818
   LSI Logic Corp. * +                                          26,541       128
   Maxim Integrated Products, Inc.                              22,317       969
   Micron Technology, Inc. * +                                  41,480       477
   National Semiconductor Corp. * +                             24,204       323
   Novellus Systems, Inc. *                                     11,121       272
   NVIDIA Corp. * +                                             10,965       137
   PMC - Sierra, Inc. * +                                       12,218       114
   QLogic Corp. * +                                              6,439       168
   Teradyne, Inc. * +                                           12,958       167
   Texas Instruments, Inc.                                     117,795     2,302
   Xilinx, Inc.                                                 25,336   $   695
--------------------------------------------------------------------------------
                                                                          20,651
--------------------------------------------------------------------------------
Software - 4.8%
   Adobe Systems, Inc.                                          17,407       798
   Autodesk, Inc.                                                7,688       341
   Automatic Data Processing, Inc.                              40,059     1,593
   BMC Software, Inc. *                                         15,599       234
   Citrix Systems, Inc. *                                       11,469       183
   Computer Associates International, Inc.                      39,558       958
   Compuware Corp. * +                                          26,472       120
   Electronic Arts, Inc. *                                      20,350     1,013
   First Data Corp.                                             60,361     2,550
   Fiserv, Inc. *                                               13,174       458
   IMS Health, Inc.                                             16,497       385
   Intuit, Inc. * +                                             13,699       579
   Mercury Interactive Corp. *                                   6,248       216
   Microsoft Corp.                                             739,632    20,192
   Novell, Inc. *                                               25,941       153
   Oracle Corp. *                                              361,909     3,608
   Parametric Technology Corp. * +                              19,130        93
   Peoplesoft, Inc. *                                           25,145       438
   Siebel Systems, Inc. * +                                     34,363       262
   Veritas Software Corp. *                                     29,840       499
--------------------------------------------------------------------------------
                                                                          34,673
--------------------------------------------------------------------------------
Telecommunications - 6.3%
   ADC Telecommunications, Inc. * +                             55,427       119
   Alltel Corp. +                                               21,341     1,166
   Andrew Corp. * +                                             10,486       116
   AT&T Corp.                                                   57,575       851
   AT&T Wireless Services, Inc. *                              188,726     2,759
   Avaya, Inc. * +                                              28,651       347
   BellSouth Corp.                                             124,556     3,333
   CenturyTel, Inc. +                                            9,778       315
   CIENA Corp. * +                                              32,606        59
   Cisco Systems, Inc. *                                       462,536     8,677
   Citizens Communications Co.                                  19,834       251
   Comverse Technology, Inc. * +                                13,067       229
   Corning, Inc. *                                              93,826       950
   JDS Uniphase Corp. * +                                      107,050       333
   Lucent Technologies, Inc. * +                               301,894       945
   Motorola, Inc.                                              159,206     2,571
   Nextel Communications, Inc., Class A * +                     76,196     1,767

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER      VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 6.3% - (continued)
   QUALCOMM, Inc.                                             112,482   $  4,280
   Qwest Communications International, Inc. * +               119,403        345
   SBC Communications, Inc.                                   229,328      5,914
   Scientific-Atlanta, Inc.                                    10,411        284
   Sprint Corp. (FON Group) +                                  96,656      1,902
   Tellabs, Inc. * +                                           32,862        298
   Verizon Communications, Inc.                               188,446      7,397
--------------------------------------------------------------------------------
                                                                          45,208
--------------------------------------------------------------------------------
Textiles - 0.1%
   Cintas Corp. +                                              11,623        477
--------------------------------------------------------------------------------
Toys, Games & Hobbies - 0.1%
   Hasbro, Inc.                                                12,171        226
   Mattel, Inc. +                                              29,217        470
--------------------------------------------------------------------------------
                                                                             696
--------------------------------------------------------------------------------
Transportation - 1.5%
   Burlington Northern Santa Fe Corp.                          25,238        904
   CSX Corp.                                                   14,688        464
   FedEx Corp.                                                 20,238      1,659
   Norfolk Southern Corp.                                      26,607        756
   Ryder System, Inc. +                                         4,549        199
   Union Pacific Corp.                                         18,160      1,037
   United Parcel Service, Inc., Class B                        77,807      5,684
--------------------------------------------------------------------------------
                                                                          10,703
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $622,020)                                                          709,209

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 7.6%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                        55,082,918     55,083
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $55,083)                                                            55,083

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.3%
--------------------------------------------------------------------------------
   RaboBank Nederland, London,
      Eurodollar Time Deposit,
      1.59%, 9/1/04                                           $8,383   $  8,383
   U.S. Treasury Bill, /(2)/
      1.59%, 12/23/04                                            715        712
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $9,094)                                                             9,095

--------------------------------------------------------------------------------
Total Investments - 107.5%
--------------------------------------------------------------------------------
(Cost $686,197)                                                         773,387
   Liabilities less Other Assets - (7.5)%                               (53,971)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $719,416

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security.
+    Security is either wholly or partially on loan.

At August 31, 2004, the Equity Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                            NOTIONAL                                  UNREALIZED
             NUMBER OF       AMOUNT       CONTRACT      CONTRACT         GAIN
  TYPE       CONTRACTS       (000S)       POSITION        EXP.          (000S)
--------------------------------------------------------------------------------
S&P 500          37          $10,213        Long          9/04           $157
================================================================================

Federal Tax Information:
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $686,197
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $128,179
Gross tax depreciation of investments                                   (40,989)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 87,190
--------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

BALANCED PORTFOLIO

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 69.6%
--------------------------------------------------------------------------------
Aerospace/Defense - 2.0%
   Boeing (The) Co.                                              9,275   $   485
   United Technologies Corp.                                    21,650     2,033
--------------------------------------------------------------------------------
                                                                           2,518
--------------------------------------------------------------------------------
Airlines - 0.5%
   Southwest Airlines Co.                                       43,550       645
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.8%
   Johnson Controls, Inc.                                       18,425     1,037
--------------------------------------------------------------------------------
Beverages - 1.6%
   PepsiCo, Inc.                                                39,750     1,988
--------------------------------------------------------------------------------
Biotechnology - 2.0%
   Amgen, Inc. *                                                43,225     2,563
--------------------------------------------------------------------------------
Chemicals - 2.2%
   du Pont (E.I.) de Nemours & Co.                              22,425       948
   Praxair, Inc.                                                46,625     1,892
--------------------------------------------------------------------------------
                                                                           2,840
--------------------------------------------------------------------------------
Commercial Services - 0.4%
   ChoicePoint, Inc. *                                          11,375       481
--------------------------------------------------------------------------------
Computers - 2.5%
   Dell, Inc. *                                                 52,375     1,825
   EMC Corp. of Massachusetts *                                126,200     1,359
--------------------------------------------------------------------------------
                                                                           3,184
--------------------------------------------------------------------------------
Diversified Financial Services - 8.3%
   American Express Co.                                         30,325     1,517
   Capital One Financial Corp.                                  15,875     1,076
   Citigroup, Inc.                                              65,475     3,050
   Goldman Sachs Group, Inc.                                    13,700     1,228
   Lehman Brothers Holdings, Inc.                               11,900       879
   MBNA Corp.                                                   46,900     1,132
   Morgan (J.P.) Chase & Co.                                    45,150     1,787
--------------------------------------------------------------------------------
                                                                          10,669
--------------------------------------------------------------------------------
Electronics - 2.2%
   Cymer, Inc. * +                                              23,725       634
   Fisher Scientific International, Inc. *                      22,225     1,266
   Flextronics International Ltd. *                             76,650       951
--------------------------------------------------------------------------------
                                                                           2,851
--------------------------------------------------------------------------------
Engineering & Construction - 0.8%
   Jacobs Engineering Group, Inc. *                             26,862     1,051
--------------------------------------------------------------------------------
Entertainment - 0.3%
   International Game Technology                                14,700       424
--------------------------------------------------------------------------------
Food - 0.7%
   Sysco Corp.                                                  28,550       918
--------------------------------------------------------------------------------
Healthcare-Products - 2.1%
   Guidant Corp.                                                27,025   $ 1,616
   Medtronic, Inc.                                              21,700     1,080
--------------------------------------------------------------------------------
                                                                           2,696
--------------------------------------------------------------------------------
Healthcare-Services - 0.7%
   Aetna, Inc.                                                   9,600       889
--------------------------------------------------------------------------------
Household Products/Wares - 1.7%
   Clorox Co.                                                   40,300     2,129
--------------------------------------------------------------------------------
Insurance - 4.0%
   American International Group, Inc.                           32,625     2,324
   Everest Re Group Ltd.                                        13,300       933
   Hartford Financial Services Group, Inc. +                    30,300     1,853
--------------------------------------------------------------------------------
                                                                           5,110
--------------------------------------------------------------------------------
Leisure Time - 0.7%
   Carnival Corp.                                               19,750       904
--------------------------------------------------------------------------------
Lodging - 2.2%
   Marriott International, Inc., Class A                        28,400     1,348
   Starwood Hotels & Resorts Worldwide, Inc.                    15,650       692
   Station Casinos, Inc.                                        16,900       777
--------------------------------------------------------------------------------
                                                                           2,817
--------------------------------------------------------------------------------
Machinery - Diversified - 1.2%
   Rockwell Automation, Inc.                                    40,750     1,589
--------------------------------------------------------------------------------
Mining - 0.5%
   Alcoa, Inc.                                                  17,850       578
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 7.8%
   3M Co.                                                       16,450     1,355
   Danaher Corp.                                                42,000     2,160
   Dover Corp.                                                  41,050     1,549
   Eaton Corp.                                                  16,625     1,003
   General Electric Co.                                         99,500     3,262
   Tyco International Ltd.                                      21,450       672
--------------------------------------------------------------------------------
                                                                          10,001
--------------------------------------------------------------------------------
Oil & Gas - 2.6%
   Apache Corp.                                                 32,575     1,456
   BP PLC ADR                                                   20,625     1,108
   EnCana Corp.                                                 17,675       726
--------------------------------------------------------------------------------
                                                                           3,290
--------------------------------------------------------------------------------
Oil & Gas Producers - 1.8%
   Exxon Mobil Corp.                                            49,675     2,290
--------------------------------------------------------------------------------
Oil & Gas Services - 1.3%
   BJ Services Co. +                                            18,475       888

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 69.6% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas Services - 1.3% - (continued)
   Smith International, Inc. *                                  14,575   $   830
--------------------------------------------------------------------------------
                                                                           1,718
--------------------------------------------------------------------------------
Pharmaceuticals - 4.2%
   Forest Laboratories, Inc. *                                  12,150       557
   Pfizer, Inc.                                                 84,700     2,767
   Sepracor, Inc. * +                                           13,300       660
   Teva Pharmaceutical Industries Ltd. ADR +                    49,400     1,346
--------------------------------------------------------------------------------
                                                                           5,330
--------------------------------------------------------------------------------
Retail - 4.7%
   Dick's Sporting Goods, Inc. * +                              22,750       737
   Kohl's Corp. *                                               10,575       523
   Lowe's Cos., Inc.                                            13,450       668
   Staples, Inc.                                                63,450     1,820
   Wal-Mart Stores, Inc.                                        17,700       932
   Walgreen Co.                                                 38,000     1,385
--------------------------------------------------------------------------------
                                                                           6,065
--------------------------------------------------------------------------------
Semiconductors - 2.0%
   Intel Corp.                                                  85,125     1,812
   Kla-Tencor Corp. *                                           20,500       766
--------------------------------------------------------------------------------
                                                                           2,578
--------------------------------------------------------------------------------
Software - 3.9%
   Cognos, Inc. *                                               26,175       828
   Microsoft Corp.                                             122,575     3,346
   Oracle Corp. *                                               81,350       811
--------------------------------------------------------------------------------
                                                                           4,985
--------------------------------------------------------------------------------
Telecommunications - 3.1%
   Cisco Systems, Inc. *                                        99,400     1,865
   Vodafone Group PLC ADR                                       90,475     2,072
--------------------------------------------------------------------------------
                                                                           3,937
--------------------------------------------------------------------------------
Transportation - 0.8%
   United Parcel Service, Inc., Class B                         13,975     1,021
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $84,217)                                                            89,096

--------------------------------------------------------------------------------
PREFERRED STOCK - 0.3%
--------------------------------------------------------------------------------
Diversified Financial Services - 0.3%
   Home Ownership Funding Corp., /(1)/                           1,000       446
--------------------------------------------------------------------------------
Total Preferred Stock
--------------------------------------------------------------------------------
(Cost $1,000)                                                                446

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 3.5%
--------------------------------------------------------------------------------
Automobile - 0.6%
   Daimler Chrysler Auto Trust, Series 2003-A,
      Class A4,
      2.88%, 10/8/09                                               $320     $320
   Isuzu Auto Owner Trust, Series 2001-1, Class A4,
      5.31%, 1/22/07                                                 80       80
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                               160      159
   WFS Financial Owner Trust, Series 2004-2,
      Class A4,
      3.54%, 11/21/11                                               200      202
--------------------------------------------------------------------------------
                                                                             761
--------------------------------------------------------------------------------
Commercial Mortgage Services - 1.5%
   Chase Manhattan Bank-First Union National Bank,
      Series 1999-1, Class A2,
      7.44%, 8/15/31                                                175      201
   Commercial Mortgage Asset Trust, Series 1999-C1,
      Class A3,
      6.64%, 1/17/32                                                245      273
   CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                                120      132
   DLJ Commercial Mortgage Corp., Series 1998-CF2,
      Class A1B,
      6.24%, 11/12/31                                               235      256
   GMAC Commercial Mortgage Securities, Inc.,
      Series 1999-C1, Class A2,
      6.18%, 5/15/33                                                 50       55
   GMAC Commercial Mortgage Securities, Inc.,
      Series 2002-C3, Class A2,
      4.93%, 7/10/39                                                200      205
   JP Morgan Chase Commercial Mortgage Securities
      Corp., Series 2003-C1, Class A1,
      4.28%, 1/12/37                                                177      179
   JP Morgan Chase Commercial Mortgage Securities
      Corp., Series 2004-C2, Class A3,
      5.22%, 5/15/41                                                180      187
   LB Commercial Conduit Mortgage Trust,
      Series 1999-C1, Class A2,
      6.78%, 6/15/31                                                 65       73
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                                130      145

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

BALANCED PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 3.5% - CONTINUED
--------------------------------------------------------------------------------
Commercial Mortgage Services - 1.5% - (continued)
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C5, Class A2,
      3.99%, 6/15/35                                               $130   $  124
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C6, Class A4,
      5.13%, 8/15/35                                                115      119
--------------------------------------------------------------------------------
                                                                           1,949
--------------------------------------------------------------------------------
Credit Card - 0.2%
   Bank One Issuance Trust, Series 2003-A9, Class A9,
      3.86%, 6/15/11                                                215      218
   Citibank Credit Card Issuance Trust, Series 2003-A8,
      Class A8,
      3.50%, 8/16/10                                                 65       65
--------------------------------------------------------------------------------
                                                                             283
--------------------------------------------------------------------------------
Home Equity - 0.8%
   Advanta Mortgage Loan Trust, Series 2000-1,
      Class A4,
      8.61%, 3/25/28                                                 82       85
   Chase Funding Mortgage Loan Asset-Backed
      Certificates, Series 2003-4, Class 1A2,
      2.14%, 5/25/36                                                 70       70
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                                100      100
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Class AF2,
      3.04%, 4/25/25                                                 80       80
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                                150      150
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                                200      202
   Residential Asset Securities Corp.,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                                320      319
--------------------------------------------------------------------------------
                                                                           1,006
--------------------------------------------------------------------------------
Whole Loan - 0.4%
   Washington Mutual, Series 2003-AR7, Class A5,
      3.07%, 8/25/33                                                170      168
   Washington Mutual, Series 2004-AR4, Class A6,
      3.81%, 6/25/34                                               $320   $  311
--------------------------------------------------------------------------------
                                                                             479
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $4,453)                                                              4,478

--------------------------------------------------------------------------------
CORPORATE BONDS - 11.6%
--------------------------------------------------------------------------------
Auto Manufacturers - 0.3%
   DaimlerChrysler N.A. Holding Corp.,
      7.25%, 1/18/06                                                145      153
      7.30%, 1/15/12                                                115      130
      6.50%, 11/15/13 +                                             125      135
--------------------------------------------------------------------------------
                                                                             418
--------------------------------------------------------------------------------
Automobile - 0.1%
   Honda Auto Receivables Owner Trust,
      Series 2004-2 A3,
      3.30%, 3/17/08                                                160      162
--------------------------------------------------------------------------------
Banks - 0.6%
   Bank of America Corp.,
      3.25%, 8/15/08                                                215      212
   FleetBoston Financial Corp.,
      3.85%, 2/15/08                                                155      157
   Marshall & Ilsley Corp.,
      5.75%, 9/1/06                                                 155      164
   RBS Capital Trust I,
      5.51%, 9/30/14 +                                              180      183
--------------------------------------------------------------------------------
                                                                             716
--------------------------------------------------------------------------------
Beverages - 0.1%
   Coca-Cola Enterprises, Inc.,
      5.38%, 8/15/06 +                                              110      115
--------------------------------------------------------------------------------
Commercial Mortgage Services - 0.3%
   Citigroup Commercial Mortgage Trust,
      Series 2004-C1, Class A4,
      5.29%, 4/15/40                                                185      193
   Morgan Stanley Capital I,
      5.44%, 6/15/38                                                180      190
--------------------------------------------------------------------------------
                                                                             383
--------------------------------------------------------------------------------
Diversified Financial Services - 5.8%
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                                190      195

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 11.6% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 5.8% - (continued)
   American General Finance Corp.,
      2.75%, 6/15/08                                               $ 85   $   82
      5.38%, 10/1/12                                                 70       73
   Boeing Capital Corp.,
      5.75%, 2/15/07 +                                              140      149
      5.80%, 1/15/13 +                                               85       91
   CIT Group, Inc.,
      5.00%, 2/13/14 +                                              135      134
   Citigroup, Inc.,
      5.63%, 8/27/12                                                595      635
   Countrywide Home Loans, Inc.,
      5.50%, 8/1/06                                                 235      246
      3.25%, 5/21/08                                                 20       20
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                                110      114
      6.50%, 1/15/12                                                140      155
      5.50%, 8/15/13                                                 50       52
   Ford Motor Credit Co.,
      5.80%, 1/12/09                                                440      454
      7.38%, 2/1/11                                                 440      477
   General Electric Capital Corp.,
      5.00%, 6/15/07                                                430      451
      4.25%, 1/15/08                                                125      129
   General Motors Acceptance Corp.,
      6.13%, 8/28/07                                                100      106
      6.88%, 9/15/11                                                505      529
   Goldman Sachs Group, Inc.,
      6.88%, 1/15/11 +                                              160      180
      5.25%, 4/1/13                                                 100      102
      5.50%, 11/15/14 +                                             110      113
   Household Finance Corp.,
      6.38%, 11/27/12                                               640      708
      4.75%, 7/15/13                                                170      168
   International Lease Finance Corp.,
      2.95%, 5/23/06 +                                               50       50
      3.75%, 8/1/07                                                 135      136
   John Deere Capital Corp.,
      3.90%, 1/15/08                                                130      132
   JP Morgan Chase & Co.,
      5.63%, 8/15/06 +                                               85       89
      3.50%, 3/15/09 +                                              145      143
      5.75%, 1/2/13                                                 110      117
   Lehman Brothers Holdings, Inc.,
      6.25%, 5/15/06                                               $ 30   $   32
      7.00%, 2/1/08 +                                               145      161
      6.63%, 1/18/12                                                275      307
   Morgan Stanley,
      6.10%, 4/15/06                                                190      200
      3.63%, 4/1/08                                                 105      105
      4.75%, 4/1/14                                                 245      237
   National Rural Utilities Cooperative Finance Corp.,
      3.88%, 2/15/08                                                140      141
      4.75%, 3/1/14 +                                                80       80
   SLM Corp.,
      3.63%, 3/17/08 +                                              175      176
--------------------------------------------------------------------------------
                                                                           7,469
--------------------------------------------------------------------------------
Electric - 0.5%
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                                  75       78
   Consolidated Edison Co. of New York,
      4.88%, 2/1/13                                                  90       91
   Peco Energy Co.,
      3.50%, 5/1/08 +                                               115      115
   PSEG Power LLC,
      6.95%, 6/1/12 +                                                45       50
   Public Service Electric & Gas,
      4.00%, 11/1/08                                                255      257
   Wisconsin Electric Power,
      4.50%, 5/15/13                                                 65       64
--------------------------------------------------------------------------------
                                                                             655
--------------------------------------------------------------------------------
Environmental Control - 0.1%
   Waste Management, Inc.,
      6.38%, 11/15/12                                               100      110
--------------------------------------------------------------------------------
Food - 0.1%
   Albertson's, Inc.,
      7.50%, 2/15/11 +                                              140      162
--------------------------------------------------------------------------------
Forest Products & Paper - 0.1%
   International Paper Co.,
      6.75%, 9/1/11                                                 120      133
--------------------------------------------------------------------------------

                NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIO

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

BALANCED PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 11.6% - CONTINUED
--------------------------------------------------------------------------------
Home Builders - 0.1%
   KB Home,
      5.75%, 2/1/14 +                                             $130   $   126
--------------------------------------------------------------------------------
Insurance - 0.2%
   Marsh & McLennan Cos., Inc.,
      3.63%, 2/15/08 +                                              55        55
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                                100        98
      5.10%, 4/15/14                                               110       111
   Prudential Financial, Inc.,
      3.75%, 5/1/08                                                 45        46
--------------------------------------------------------------------------------
                                                                             310
--------------------------------------------------------------------------------
Media - 0.8%
   Comcast Cable Communications,
      6.38%, 1/30/06 +                                             150       157
      6.75%, 1/30/11 +                                             265       293
   News America Holdings, Inc.,
      7.60%, 10/11/15 +                                            150       178
   Time Warner, Inc.,
      6.15%, 5/1/07 +                                              105       113
      6.75%, 4/15/11 +                                             250       277
--------------------------------------------------------------------------------
                                                                           1,018
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 0.2%
   General Electric Co.,
      5.00%, 2/1/13                                                210       216
--------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
   Pitney Bowes, Inc.,
      3.88%, 6/15/13                                                90        85
--------------------------------------------------------------------------------
Oil & Gas - 0.4%
   Devon Financing Corp. ULC,
      6.88%, 9/30/11                                               130       147
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                              130       142
   Valero Energy Corp.,
      6.88%, 4/15/12                                               140       156
--------------------------------------------------------------------------------
                                                                             445
--------------------------------------------------------------------------------
Pipelines - 0.3%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                               135       141
   Duke Capital LLC,
      5.50%, 3/1/14 +                                              170       170
--------------------------------------------------------------------------------
                                                                             311
--------------------------------------------------------------------------------
REITS - 0.1%
   Simon Property Group LP,
      4.88%, 3/18/10                                              $180   $   183
--------------------------------------------------------------------------------
Retail - 0.2%
   Office Depot, Inc.,
      6.25%, 8/15/13 +                                             105       112
   Staples, Inc.,
      7.38%, 10/1/12 +                                             130       152
--------------------------------------------------------------------------------
                                                                             264
--------------------------------------------------------------------------------
Savings & Loans - 0.1%
   Washington Mutual Bank FA,
      6.88%, 6/15/11 +                                             125       141
--------------------------------------------------------------------------------
Telecommunications - 1.0%
   Sprint Capital Corp.,
      7.63%, 1/30/11                                               360       414
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                               520       571
   Verizon Wireless Capital LLC,
      5.38%, 12/15/06                                              225       237
--------------------------------------------------------------------------------
                                                                           1,222
--------------------------------------------------------------------------------
Transportation - 0.1%
   Caliber System, Inc.,
      7.80%, 8/1/06                                                 80        87
   CSX Corp.,
      6.75%, 3/15/11 +                                              65        72
--------------------------------------------------------------------------------
                                                                             159
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $14,554)                                                            14,803

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 1.4%
--------------------------------------------------------------------------------
Banks - 0.1%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                                85        99
--------------------------------------------------------------------------------
Beverages - 0.1%
   Diageo Capital PLC,
      3.38%, 3/20/08                                               125       125
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 0.2%
   Ingersoll-Rand Co.,
      6.25%, 5/15/06                                               210       222
--------------------------------------------------------------------------------
Oil & Gas - 0.0%
   EnCana Corp.,
      4.75%, 10/15/13                                               50        49
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 1.4% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 1.0%
   British Telecommunications PLC,
      8.38%, 12/15/10                                            $  215   $  259
   France Telecom,
      9.00%, 3/1/11                                                 375      447
   Royal KPN N.V.,
      8.00%, 10/1/10 +                                              125      149
   Telecom Italia Capital S.A., /(1)/
      5.25%, 11/15/13 +                                             130      132
   Telefonica Europe BV,
      7.75%, 9/15/10                                                110      130
   Telefonos de Mexico SA de CV,
      4.50%, 11/19/08                                               100      100
   Telstra Corp. Ltd.,
      6.38%, 4/1/12                                                  75       83
--------------------------------------------------------------------------------
                                                                           1,300
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $1,796)                                                              1,795

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 5.5% /(2)/
--------------------------------------------------------------------------------
Fannie Mae - 3.0%
      3.13%, 7/15/06                                                540      545
      2.63%, 11/15/06 +                                             660      659
      3.75%, 5/17/07                                                320      323
      3.25%, 8/15/08                                                195      194
      6.63%, 11/15/10 +                                             260      296
      6.00%, 1/18/12                                                915      926
   Pool #255274,
      5.00%, 6/1/19                                                 439      448
   Pool #767058,
      5.00%, 3/1/19                                                  19       20
   Pool #780968,
      5.00%, 6/1/19                                                 454      463
--------------------------------------------------------------------------------
                                                                           3,874
--------------------------------------------------------------------------------
Freddie Mac - 2.5%
      2.88%, 12/15/06 +                                           1,140    1,144
      4.88%, 3/15/07 +                                              725      761
      4.25%, 7/15/09 +                                              910      933
      4.75%, 12/8/10 +                                              295      298
      4.88%, 11/15/13 +                                          $  120   $  123
--------------------------------------------------------------------------------
                                                                           3,259
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $7,044)                                                              7,133

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 6.3%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 6.3%
      1.88%, 9/30/04 +                                            1,705    1,706
      1.63%, 4/30/05 +                                            1,265    1,263
      6.75%, 5/15/05 +                                               15       15
      1.13%, 6/30/05 +                                              140      139
      2.00%, 8/31/05 +                                              590      590
      1.50%, 3/31/06 +                                              160      158
      2.50%, 5/31/06 +                                            2,420    2,428
      2.38%, 8/15/06 +                                              200      200
      2.63%, 11/15/06 +                                             825      828
      3.13%, 5/15/07 +                                              220      223
      3.00%, 11/15/07 +                                             290      292
      2.63%, 5/15/08 +                                              100       99
      5.00%, 2/15/11 +                                               75       81
--------------------------------------------------------------------------------
                                                                           8,022
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $8,005)                                                              8,022

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 14.8%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(3)/                          18,947,967   18,948
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $18,948)                                                            18,948
--------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                              AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (continued)

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.2%
--------------------------------------------------------------------------------
   RaboBank Nederland, London,
      Eurodollar Time Deposit,
      1.59%, 9/1/04                                           $1,473   $  1,473
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $1,473)                                                             1,473

--------------------------------------------------------------------------------
Total Investments - 114.2%
--------------------------------------------------------------------------------
(Cost $141,490)                                                         146,194
   Liabilities less Other Assets - (14.2)%                              (18,139)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $128,055

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of these securities amounted to approximately $578,000 or 0.5% of net assets.

/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

/(3)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security.
+    Security is either wholly or partially on loan.

At August 31, 2004, the Balanced Portfolio had open written call options as follows:

--------------------------------------------------------------------------------
                                                              NUMBER       VALUE
COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE                OF CONTRACTS   (000S)
--------------------------------------------------------------------------------
Staples, Inc. / September/ 30                                       313       $6
United Technologies Corp. / September/ 95                            44        3
Total Written Call Options
--------------------------------------------------------------------------------
(Premiums received $33)                                                       $9

Federal Tax Information:
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                         $141,490
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $  7,617

Gross tax depreciation of investments                                    (2,913)
--------------------------------------------------------------------------------

Net tax appreciation of investments                                     $  4,704
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED NOTES - 2.5%
Auto Receivables - 1.2%
Chase Manhattan Auto Owner Trust, Series 2004-A, Class
A1,
1.08%, 3/15/05                                                $ 2,323   $  2,323
Daimler Chrysler Auto Trust, Series 2004-A,
Class A1, /(1)/
1.07%, 3/8/05                                                   6,046      6,046
Ford Credit Auto Owner Trust, Series 2004-A, Class A1,
1.24%, 2/15/05                                                 53,249     53,249
Honda Auto Receivables Owner Trust, Series 2004-1,
Class A1,
1.14%, 4/21/05                                                 42,115     42,115
Wachovia Auto Owner Trust, Series 2004-A, Class A1,
1.57%, 6/20/05                                                 20,263     20,263
                                                                        --------
                                                                         123,996
International Receivables - 0.7%
Granite Mortgages PLC FRN, Series 2004-1, Class 1A1,
1.56%, 9/20/04                                                 18,983     18,983
Permanent Financing PLC FRN, Series 5, Class 1A,
1.55%, 9/10/04                                                 49,000     49,000
                                                                        --------
                                                                          67,983
Other Receivables - 0.1%
CIT Equipment Collateral Trust, Series 2004-VT1,
Class A-1,
1.12%, 3/20/05                                                  5,808      5,808
                                                                        --------
Structured Investment Vehicles - 0.5%
Dorada Finance, Inc., /(1)/
1.50%, 11/17/04                                                50,000     49,999
--------------------------------------------------------------------------------
Total Asset-Backed Notes (Cost $247,786)                                 247,786
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 27.1%
Domestic Depository Institutions - 3.4%
Citibank, New York,
1.49%, 9/24/04                                                 20,000     20,000
1.65%, 11/19/04                                                90,000     90,000
Discover Bank, Delaware,
1.62%, 10/15/04                                                28,000     28,000
Marshall & Ilsley, Milwaukee,
1.54%, 9/29/04                                                 20,000     20,000
Southtrust Bank, N.A., New York,
1.48%, 9/20/04                                                 20,000     20,000
Washington Mutual Bank, FA Stockton, CA,
1.47%, 9/20/04                                                 40,000     40,000
1.49%, 9/30/04                                                 35,000     35,000
Wells Fargo Bank, N.A., San Francisco,
1.52%, 9/9/04                                                  40,000     40,000
1.53%, 9/23/04                                                 45,000     45,000
                                                                        --------
                                                                         338,000
Foreign Depository Institutions - 23.7%
Alliance & Leicester, London Branch,
1.50%, 9/24/04                                                 20,000     20,000
1.94%, 2/28/05                                                 15,000     15,000
Australia & New Zealand Bank, New York Branch,
1.36%, 2/14/05                                                 25,000     24,999
Banco Bilbao Vizcaya Argentaria, London Branch,
1.94%, 2/25/05                                                 15,000     15,000
1.94%, 2/28/05                                                 28,000     28,000
Bank of Nova Scotia, New York Branch, FRN,
1.58%, 9/28/04                                                 30,000     29,997
1.57%, 9/30/04                                                 60,000     59,988
Banque Paribas, New York Branch, FRN,
1.63%, 11/8/04                                                 23,000     22,998
Barclays Bank PLC, London Branch,
1.90%, 2/25/05                                                 67,000     67,000

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 27.1% - CONTINUED
Foreign Depository Institutions - 23.7% - (continued)
Barclays Bank PLC, New York Branch, FRN,
1.49%, 9/8/04                                                 $28,000    $27,998
1.50%, 9/13/04                                                 24,000     23,997
1.52%, 9/20/04                                                 23,000     22,990
1.54%, 9/24/04                                                 60,000     59,991
1.54%, 9/27/04                                                 32,000     31,992
1.55%, 9/27/04                                                 20,000     19,997
1.57%, 9/30/04                                                 48,000     47,992
BNP Paribas, London Branch,
1.12%, 12/29/04                                                50,000     50,000
BNP Paribas, New York Branch,
1.20%, 9/13/04, FRN                                            51,000     50,974
1.48%, 9/24/04, FRN                                            25,000     24,997
1.34%, 2/7/05                                                  30,000     29,999
1.36%, 2/14/05                                                 45,000     44,998
CIBC, New York Branch, FRN,
1.42%, 9/2/04                                                  35,000     34,995
CALYON, London Branch,
1.22%, 12/6/04                                                 49,000     49,000
CALYON, New York Branch,
1.29%, 12/31/04                                                89,000     89,000
Credit Industriel et Commercial, New York Branch,
1.47%, 9/22/04                                                 30,000     30,000
Credit Suisse First Boston, New York Branch,
1.35%, 9/8/04                                                  43,000     43,000
1.47%, 9/22/04                                                 50,000     50,000
Deutsche Bank, New York Branch,
1.16%, 9/17/04                                                 53,000     53,000
Fortis Bank, New York Branch,
1.94%, 2/28/05                                                 35,000     35,000
HBOS Treasury Services, London Branch,
1.91%, 2/28/05                                                 84,000     84,000
HBOS Treasury Services, New York Branch,
1.27%, 1/10/05                                                 25,000     25,000
ING Bank, London Branch,
1.37%, 2/7/05                                                  20,000     20,000
Lloyds TSB Bank, New York Branch,
1.49%, 9/29/04, FRN                                            50,000     49,989
1.66%, 11/26/04, FRN                                           16,000     15,996
1.74%, 12/6/04                                                 49,000     49,000
Monte Dei Paschi di Siena, New York Branch,
1.56%, 10/20/04                                                14,000     14,000
National Australia Bank, London Branch,
1.28%, 4/5/05                                                  55,000     55,000
Nationwide Building Society, Northampton,
1.53%, 9/28/04                                                 30,000     30,000
Nordea Bank Finland, New York Branch,
1.51%, 9/9/04, FRN                                             53,000     52,997
1.55%, 9/20/04, FRN                                            53,000     52,996
1.56%, 9/29/04, FRN                                            15,000     14,995
1.68%, 11/26/04, FRN                                           20,000     19,995
1.22%, 12/6/04                                                 20,000     20,000
1.34%, 2/7/05                                                  15,000     14,999
1.36%, 2/14/05                                                 25,000     24,999
Rabobank Nederland NV, New York Branch, FRN,
1.46%, 9/24/04                                                 50,000     49,990
Royal Bank of Canada, New York Branch,
1.52%, 9/20/04, FRN                                            23,000     22,989
1.57%, 9/30/04, FRN                                            63,000     62,993
1.27%, 12/31/04                                                10,000     10,000
Royal Bank of Scotland, New York Branch, FRN,
1.49%, 9/9/04                                                  65,000     64,985

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 27.1% - CONTINUED
Foreign Depository Institutions - 23.7% - (continued)
Societe Generale, London Branch,
1.24%, 10/12/04                                             $40,000   $   40,000
1.56%, 10/20/04                                              33,000       33,000
1.20%, 11/8/04                                               15,000       15,000
1.22%, 12/6/04                                               11,000       11,000
1.76%, 12/23/04                                              33,000       33,000
Societe Generale, New York Branch,
1.51%, 9/13/04, FRN                                           8,000        8,000
1.16%, 9/17/04                                               50,000       50,000
1.51%, 9/30/04, FRN                                          30,000       29,998
1.58%, 9/30/04, FRN                                          10,000        9,999
Svenska Handelsbanken, Inc., New York Branch,
1.20%, 11/8/04                                               15,000       15,000
Toronto Dominion Bank, New York Branch,
1.43%, 9/16/04                                               40,000       40,000
1.12%, 12/29/04                                              50,000       50,000
1.28%, 4/5/05                                                15,000       14,999
UBS AG, Stamford Branch,
1.27%, 9/8/04, FRN                                           50,000       49,965
1.42%, 10/21/04                                              20,000       19,999
Unicredito Italiano, London Branch,
1.36%, 9/9/04                                                40,000       40,000
1.49%, 9/24/04                                               30,000       30,000
1.56%, 10/19/04                                              28,000       28,000
                                                                      ----------
                                                                       2,375,785
--------------------------------------------------------------------------------
Total Certificates of Deposits (Cost $2,713,785)                       2,713,785
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 24.7%
Auto Receivables - 3.6%
FCAR1 Owner Trust,
1.58%, 10/15/04                                              60,000       59,884
1.54%, 10/18/04                                              50,000       49,899
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002-1, /(1)/
1.42%, 9/2/04                                                31,000       30,999
1.42%, 9/3/04                                                80,000       79,994
1.44%, 9/10/04                                               60,000       59,978
1.54%, 9/27/04                                               23,000       22,974
1.64%, 10/18/04                                              35,000       34,925
1.70%, 10/29/04                                              25,000       24,932
                                                                      ----------
                                                                         363,585
Credit Card Master Trusts - 2.9%
Citibank Credit Card Master Trust, Dakota Certificates,
1.56%, 9/16/04                                               20,000       19,987
1.57%, 10/5/04                                               33,000       32,951
1.58%, 10/7/04                                               75,000       74,882
1.59%, 10/12/04                                              23,000       22,958
MBNA Credit Card Master Trust, Emerald Certificates,
/(1)/
1.46%, 9/15/04                                               50,000       49,972
1.48%, 9/22/04                                               22,850       22,830
1.59%, 10/5/04                                               28,000       27,958
1.62%, 10/13/04                                              14,000       13,974
1.71%, 10/28/04                                              25,000       24,932
                                                                      ----------
                                                                         290,444
Electronic and Other Electronic Components - 1.1%
General Electric Capital Services,
1.60%, 9/1/04                                                75,000       75,000
General Electric Company,
1.63%, 9/1/04                                                30,000       30,000
                                                                      ----------
                                                                         105,000

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 24.7% - CONTINUED
Foreign Depository Institutions - 1.2%
Alliance & Leicester Group Treasury PLC,
1.58%, 10/18/04                                               $40,000   $ 39,917
Banco Santander Central Hispano,
1.08%, 9/21/04                                                 20,000     19,988
1.49%, 9/22/04                                                 20,000     19,983
Spintab AB/Swedmortgage,
1.44%, 9/21/04                                                 40,000     39,968
                                                                        --------
                                                                         119,856
International Receivables - 0.2%
Bills Securitization Ltd.,
1.89%, 2/18/05                                                 20,000     19,822
                                                                        --------
Multi-Seller Conduits - 9.3%
Amstel Funding Corp.,
1.08%, 9/24/04                                                 15,000     14,990
1.08%, 9/27/04                                                 36,000     35,972
1.60%, 10/27/04                                                40,000     39,900
1.62%, 10/29/04                                                20,000     19,948
1.75%, 12/6/04                                                 15,000     14,930
1.83%, 12/30/04                                                21,000     20,872
1.89%, 1/31/05                                                 25,911     25,704
Amsterdam Funding Corp.,
1.59%, 10/7/04                                                 27,000     26,957
Apreco,
1.61%, 10/6/04                                                 21,000     20,967
Bryant Park Funding LLC,
1.59%, 10/7/04                                                 20,080     20,048
1.59%, 10/8/04 /(1)/                                           15,000     14,975
1.60%, 10/12/04                                                 9,000      8,984
Charta Corp.,
1.61%, 10/14/04                                                42,000     41,919
Crown Point Capital Co.,
1.39%, 9/8/04                                                  43,000     42,988
1.66%, 11/3/04                                                 45,000     44,869
Edison Asset Securitization,
1.62%, 10/20/04                                                35,000     34,923
1.84%, 12/13/04                                                60,000     59,684
Eiffel Funding LLC,
1.55%, 10/15/04 /(1)/                                          16,000     15,970
1.60%, 10/25/04                                                23,000     22,945
Fairway Finance Corp.,
1.27%, 9/1/04                                                  15,000     15,000
1.51%, 9/14/04                                                 30,000     29,984
Hatteras Funding Corp.,
1.46%, 9/16/04                                                 25,000     24,985
Legacy Capital LLC,
1.12%, 9/10/04                                                 24,000     23,993
1.56%, 9/23/04                                                 21,000     20,980
Lexington Parker Capital,
1.11%, 9/1/04                                                  41,000     41,000
1.26%, 9/1/04, FRN                                             23,000     22,999
1.39%, 9/8/04                                                  10,357     10,354
1.54%, 9/14/04, FRN                                            18,000     17,999
1.60%, 10/25/04                                                25,000     24,940
1.66%, 11/3/04                                                 11,000     10,968
Liberty Street Funding Co., /(1)/
1.60%, 10/4/04                                                 30,000     29,956
Regency Markets, Inc.,
1.53%, 9/20/04                                                 22,000     21,982

         MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 24.7% - CONTINUED
Multi-Seller Conduits - 9.3% - (continued)
Sheffield Receivables Corp.,
1.49%, 9/2/04                                              $ 30,000   $   29,999
1.57%, 9/27/04, FRN                                           7,000        7,000
Thames Asset Global Securitization No. 1, Inc.,
1.66%, 11/10/04                                              10,000        9,968
Thunder Bay Funding, Inc.,
1.66%, 11/8/04                                               23,000       22,928
Victory Receivables Corp.,
1.56%, 9/20/04                                               28,000       27,977
1.67%, 11/12/04                                              14,000       13,953
                                                                      ----------
                                                                         934,510
Non-Depository Personal Credit - 1.3%
General Electric Capital Corp.,
1.14%, 10/4/04                                               25,000       24,974
1.66%, 11/19/04                                             105,000      104,618
                                                                      ----------
                                                                         129,592
Other Receivables - 0.3%
Thornburg Mortgage Capital Resources,
1.59%, 9/7/04                                                 8,000        7,998
1.65%, 9/27/04                                               25,000       24,970
                                                                      ----------
                                                                          32,968
Single Seller Conduits - 0.4%
Ticonderoga Funding LLC, /(1)/
1.50%, 9/2/04                                                42,000       41,998
                                                                      ----------
Structured Investment Vehicles - 4.2%
CC USA, Inc., /(1)/
1.67%, 11/15/04                                              10,000        9,965
Dorada Finance, Inc., /(1)/
1.65%, 11/1/04                                               22,000       21,938
Grampian Funding Ltd.,
1.14%, 9/13/04                                               35,000       34,950
1.57%, 10/4/04                                               35,000       34,987
1.85%, 12/13/04                                              60,000       59,682
1.77%, 12/29/04                                              17,000       16,901
Mane Funding Corp.,
1.55%, 9/17/04                                                9,000        8,994
1.67%, 11/16/04                                              11,000       10,961
Perry Global Funding LLC,
1.57%, 10/21/04                                              30,000       29,935
Scaldis Capital LLC,
1.48%, 9/13/04                                               40,000       39,980
Solitaire Funding LLC,
1.53%, 9/23/04                                               15,000       14,986
1.56%, 9/27/04                                               31,000       30,965
1.63%, 10/15/04                                              12,000       11,976
Surrey Funding Corp.,
1.64%, 10/22/04                                              22,000       21,949
White Pine Finance LLC,
1.44%, 9/2/04, FRN                                           22,000       21,998
1.16%, 9/7/04                                                11,000       10,998
1.08%, 9/13/04                                                6,000        5,998
1.55%, 9/15/04, FRN                                          25,000       24,998
1.59%, 9/28/04, FRN                                           5,000        5,000
                                                                      ----------
                                                                         417,161
Transportation Equipment - 0.2%
Toyota Motor Credit Corp.,
1.60%, 11/5/04                                               20,000       19,942
                                                                      ----------
--------------------------------------------------------------------------------
Total Commercial Paper (Cost $2,474,878)                               2,474,878
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 18.7%
Bank Holding Companies - 0.7%
JP Morgan Chase & Co., FRN,
1.99%, 11/24/04                                               $31,000   $ 31,046
Wells Fargo & Co., FRN,
1.62%, 9/24/04                                                 35,000     35,003
                                                                        --------
                                                                          66,049
Domestic Depository Institutions - 3.0%
American Express Bank FSB, FRN,
1.60%, 9/29/04                                                 14,000     13,998
American Express Centurion Bank, FRN,
1.54%, 9/13/04                                                 30,000     30,000
1.58%, 9/27/04                                                 20,000     20,000
1.59%, 9/27/04                                                 20,000     20,000
Bank One, N.A., FRN,
1.52%, 9/15/04                                                 20,000     20,007
1.72%, 11/3/04                                                 65,000     65,022
Fifth Third Bank, FRN,
1.50%, 9/16/04                                                  8,000      7,999
National City Bank, Cleveland, FRN,
1.56%, 9/1/04                                                  18,000     17,994
1.55%, 9/20/04                                                 28,000     27,999
1.68%, 11/9/04                                                 17,000     17,003
1.66%, 11/19/04                                                36,000     35,996
U.S. Bank, N.A.,
1.27%, 1/10/05                                                 25,000     25,000
                                                                        --------
                                                                         301,018
Foreign Depository Institutions - 1.1%
HBOS Treasury Services PLC, FRN, /(1)/
1.44%, 9/10/04                                                 12,000     12,007
1.71%, 10/29/04                                                25,500     25,518
Nationwide Building Society, FRN, /(1)/
1.59%, 9/28/04                                                 28,000     28,000
Royal Bank of Canada, FRN,
1.55%, 9/10/04                                                 28,000     28,002
Westpac Banking Corp., FRN,
1.41%, 9/13/04                                                 20,000     20,000
                                                                        --------
                                                                         113,527
Insurance Carriers - 1.4%
Allstate Life Global Funding II, FRN, /(1)/
1.64%, 9/16/04                                                 30,000     30,000
ASIF Global Financing XV, FRN, /(1)/
1.51%, 9/2/04                                                  55,000     55,117
Metropolitan Life, FRN, /(1)/
1.61%, 9/15/04                                                 55,000     55,000
                                                                        --------
                                                                         140,117
Non-Depository Personal Credit - 3.9%
American Express Credit, FRN,
1.61%, 9/15/04                                                 15,000     15,006
American General Finance Corp., FRN,
1.91%, 9/20/04                                                 17,000     17,021
American Honda Finance, FRN, /(1)/
1.58%, 10/22/04                                                12,000     11,999
1.64%, 11/4/04                                                 14,000     13,997
General Electric Capital Corp., FRN,
1.65%, 9/7/04                                                  75,000     75,063
1.66%, 9/9/04                                                  48,000     48,036
1.65%, 9/15/04                                                 54,000     54,054
1.82%, 11/3/04                                                 25,000     25,020
SLM Corp., FRN, /(1)/
1.52%, 10/1/04                                                 50,000     50,000

         MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                           (000S)       (000S)
--------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 18.7% - CONTINUED
Non-Depository Personal Credit - 3.9% - (continued)
Toyota Motor Credit Corp., FRN,
1.03%, 9/23/04                                            $ 80,000    $   80,000
                                                                      ----------
                                                                         390,196
Security and Commodity Brokers - 6.5%
Bear Stearns Co., Inc., FRN,
1.55%, 9/7/04                                               25,000        25,000
Goldman Sachs Group,
1.16%, 9/16/04                                             105,000       105,000
1.15%, 9/27/04                                              20,000        20,000
1.37%, 10/29/04                                             75,000        75,000
Lehman Brothers Holdings, FRN,
1.68%, 9/22/04                                             120,000       120,000
1.73%, 10/22/04                                             10,000        10,011
Merrill Lynch & Co., FRN,
1.51%, 9/7/04                                               55,000        55,000
1.81%, 9/10/04                                               7,000         7,019
1.72%, 9/13/04                                              43,000        43,049
1.87%, 9/13/04                                              15,000        15,050
1.84%, 10/28/04                                             12,000        12,019
1.90%, 11/23/04                                             19,000        19,030
Morgan Stanley, FRN,
1.60%, 9/15/04                                              30,000        30,000
1.64%, 9/27/04                                             120,000       120,005
                                                                      ----------
                                                                         656,183
Structured Investment Vehicles - 2.1%
Beta Finance, Inc., FRN, MTN, /(1)/
1.54%, 9/15/04                                              45,000        44,988
1.60%, 9/17/04                                              15,000        15,002
1.54%, 10/15/04                                             63,000        62,995
CC USA, Inc., FRN, MTN, /(1)/
1.51%, 9/9/04                                               25,000        25,005
1.66%, 11/22/04                                             25,000        24,996
Dorada Finance, Inc., FRN, /(1)/
1.69%, 9/1/04                                               20,000        20,007
1.63%, 11/15/04                                             17,000        16,998
                                                                      ----------
                                                                         209,991
--------------------------------------------------------------------------------
Total Corporate Notes/Bonds (Cost $1,877,081)                          1,877,081
--------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS - 5.2%
Domestic Depository Institutions - 1.7%
Citibank, London,
1.48%, 9/20/04                                              40,000        40,000
State Street Bank & Trust Co., Grand Cayman,
1.56%, 9/1/04                                               27,126        27,126
Wells Fargo Bank, San Francisco, N.A., Grand Cayman,
1.59%, 9/1/04                                              100,000       100,000
                                                                      ----------
                                                                         167,126
Foreign Depository Institutions - 3.5%
Banco Espanol de Credito, Madrid,
1.57%, 10/19/04                                             17,000        17,000
Banco Popular Espanol, Madrid,
1.11%, 9/17/04                                              25,000        25,000
1.75%, 12/9/04                                              11,000        11,000
Bank Nederlandse Gemeenten, The Hague,
1.17%, 10/7/04                                              25,000        25,000
Den Norske Bank, Oslo, Norway,
1.35%, 9/8/04                                               17,000        17,000
Dexia Credit Local de France, Paris,
1.12%, 9/14/04                                              17,000        17,000
1.16%, 10/6/04                                              25,000        25,000

         MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS - 5.2% - CONTINUED
Foreign Depository Institutions - 3.5% - (continued)
Fortis Bank, Brussels, Belgium,
1.09%, 9/27/04                                                $30,000   $ 30,000
HBOS Treasury Services, London,
1.07%, 9/10/04                                                 23,000     23,000
KBC Bank, Dublin,
1.62%, 10/29/04                                                30,000     30,000
Standard Chartered Bank, London,
1.52%, 9/29/04                                                 30,000     30,000
1.64%, 10/19/04                                                49,000     49,000
Svenska Handlesbanken, Stockholm,
1.55%, 10/15/04                                                15,000     15,000
Swedbank, Stockholm,
1.58%, 10/4/04                                                 30,000     30,000
Unicredito Italiano, Milan,
1.09%, 9/24/04                                                 10,000     10,000
                                                                        --------
                                                                         354,000
--------------------------------------------------------------------------------
Total Eurodollar Time Deposits (Cost $521,126)                           521,126
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 1.7%
Administration of Environmental & Housing Programs - 0.2%
State of Texas G.O. Taxable,
Veteran's Land Refunding Bonds, Series 2000 A,
1.57%, 9/8/04                                                  20,000     20,000
Tri-O Development LLC Program Notes,
Series 1999 (National City Bank LOC),
1.66%, 9/8/04                                                   3,485      3,485
                                                                        --------
                                                                          23,485
Amusement and Recreation Services - 0.3%
Bloomingdale Lifetime Fitness LLC,
Series 2000,
1.64%, 9/8/04                                                   5,670      5,670
Harris County, Houston, Texas, Revenue Bonds,
Series E, Sports Authority Junior Lien NFL,
1.60%, 9/8/04                                                   1,000      1,000
HealthTrack Sports & Wellness,
Series 1997,
1.64%, 9/8/04                                                   4,190      4,190
Maryland Stadium Authority Sports Facilities Lease
Revenue Bonds, Series A,
1.58%, 9/8/04                                                  16,300     16,300
                                                                        --------
                                                                          27,160
Business Services - 0.1%
Birchwood Acres Ltd. Taxable VRDB,
Series 2000,
1.71%, 9/8/04                                                  12,410     12,410
                                                                        --------

Construction - 0.1%
Metal Forming & Coining Corp. (National City Bank LOC),
1.66%, 9/8/04                                                   6,590      6,590
                                                                        --------

Educational Services - 0.0%
Washington State Housing Finance Commonwealth Revenue
Bonds, Series 2000B, Spokane Community College Foundation
Project,
1.60%, 9/8/04                                                   2,105      2,105
                                                                        --------

Engineering, Accounting and Management - 0.1%
California PCR Environmental Improvement Taxable CP,
Series 1997, Browning Ferris Project,
1.55%, 9/10/04                                                 10,000     10,000
                                                                        --------

         MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 1.7% - CONTINUED
Executive, Legislative & General Government - 0.3%
Cook County, Illinois, G.O. Taxable Bonds, Series
2002A,
1.66%, 9/8/04                                               $22,000   $   22,000
Cook County, Illinois, Taxable VRN, Series 2004D,
1.66%, 9/8/04                                                15,000       15,000
                                                                      ----------
                                                                          37,000
Health Services - 0.1%
Surgery Center Financing Corp. VRDN,
Series 1997 (NCC Bank LOC), /(1)/
1.66%, 9/8/04                                                 5,155        5,155
                                                                      ----------

Membership Organizations - 0.1%
American Association of Retired Persons VRDN,
1.60%, 9/8/04                                                 6,300        6,300
                                                                      ----------

Museums, Galleries & Gardens - 0.1%
Illinois Educational Facilities Authority Taxable
Revenue
Bonds, Series 2000A, Art Institute of Chicago,
1.64%, 9/8/04                                                 7,100        7,100
                                                                      ----------

Oil and Gas Extraction - 0.0%
Duncan Oil Co. VRDN, Series 2000,
1.66%, 9/8/04                                                 3,820        3,820
                                                                      ----------

Real Estate - 0.2%
Barrington Development Funding LLC
Pooled Loan Program VRDN, Series 2002E,
1.64%, 9/8/04                                                 4,315        4,315
MHS Realty Company LLC
Taxable Secured Promissory VRDN, Series 2001,
1.73%, 9/8/04                                                 8,305        8,305
Muhlenberg, Kentucky, Medical Properties II Taxable
VRDN, Series 2003,
1.65%, 9/8/04                                                 5,000        5,000
                                                                      ----------
                                                                          17,620
Wholesale Trade - Durable Goods - 0.1%
Jackson County, Georgia, IDA Taxable Revenue Bonds,
Series 2002, John W. Rooker, LLC Project,
1.63%, 9/8/04                                                 8,600        8,600
--------------------------------------------------------------------------------
Total Municipal Investments (Cost $167,345)                              167,345
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 4.4% /(2)/
Fannie Mae - 2.9%
FNMA FRN
1.28%, 9/9/04                                                75,000       74,942
1.56%, 11/6/04                                               84,000       83,914
FNMA Notes
1.53%, 10/20/04                                              55,000       54,885
1.36%, 5/3/05                                                 9,450        9,438
1.55%, 5/4/05                                                70,000       70,000
                                                                      ----------
                                                                         293,179
Federal Home Loan Bank - 1.5%
FHLB FRN
1.04%, 10/5/04                                               50,000       49,999
FHLB Notes
1.55%, 12/8/04                                               30,000       30,000
1.50%, 2/28/05                                               45,000       45,000
1.45%, 3/11/05                                               22,000       22,000
                                                                      ----------
                                                                         146,999
--------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $440,178)                           440,178

Investments, at Amortized Cost ($8,442,179)                            8,442,179
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                           (000S)       (000S)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 15.7%
(Colld. at a minimum of 102% by U.S. Treasury
Bonds/Notes)
Joint Repurchase Agreements - 2.2%
Bank of America Securities LLC, dated 8/31/04,
repurchase price $71,627
1.54%, 9/1/04                                             $ 71,624   $    71,624
Morgan Stanley & Co., Inc., dated 8/31/04,
repurchase price $47,752
1.54%, 9/1/04                                               47,750        47,750
Societe Generale, New York Branch, dated 8/31/04,
repurchase price $23,876
1.54%, 9/1/04                                               23,875        23,875
UBS Securities LLC, dated 8/31/04,
repurchase price $71,627
1.55%, 9/1/04                                               71,624        71,624
--------------------------------------------------------------------------------
                                                                         214,873
--------------------------------------------------------------------------------
(Colld. at a minimum of 102% by U.S. Government/Agency
Securities)
Repurchase Agreements - 13.5%
Bank of America, N.A., dated 8/31/04,
repurchase price $275,012
1.59%, 9/1/04                                              275,000       275,000
Bank of America Securities LLC, dated 8/31/04,
repurchase price $315,014
1.59%, 9/1/04                                              315,000       315,000
Goldman Sachs & Co., dated 8/31/04,
repurchase price $125,006
1.60%, 9/1/04                                              125,000       125,000
Lehman Brothers, Inc., dated 8/31/04,
repurchase price $21,235
1.59%, 9/1/04                                               21,234        21,234
Merrill Lynch, Inc., dated 8/31/04,
repurchase price $300,013
1.59%, 9/1/04                                              300,000       300,000
UBS Securities LLC, dated 8/31/04,
repurchase price $315,014
1.59%, 9/1/04                                              315,000       315,000
                                                                     -----------
                                                                       1,351,234
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $1,566,107)                          1,566,107
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments - 100.0% (Cost $10,008,286) /(3)/                   10,008,286
Other Assets less Liabilities - 0.0%                                       1,649
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                  $10,009,935
--------------------------------------------------------------------------------

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of these securities amounted to approximately $1,081,099,000 or 10.8% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ The cost for federal income tax purposes was $10,008,286.

        MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.   Collateralized

CP       Commercial Paper

FHLB     Federal Home Loan Bank

FNMA     Fannie Mae

FRN      Floating Rate Notes

G.O.     General Obligation

IDA      Industrial Development Authority

LOC      Letter of Credit

MTN      Medium Term Notes

PCR      Pollution Control Revenue

VRDB     Variable Rate Demand Bonds

VRDN     Variable Rate Demand Notes

VRN      Variable Rate Note

        MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO
AUGUST 31, 2004 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 87.8% /(1)/
Fannie Mae - 47.6%
FNMA Discount Notes
1.07%, 9/1/04                                              $ 70,000   $   70,000
1.30%, 9/1/04                                                27,000       27,000
1.45%, 9/15/04                                               25,739       25,724
1.06%, 9/15/04                                               14,000       13,994
1.50%, 9/21/04                                               90,000       89,925
1.47%, 9/29/04                                              125,000      124,857
1.54%, 10/13/04                                              40,000       39,928
1.55%, 10/13/04                                              75,000       74,864
1.03%, 10/18/04                                              14,000       13,981
1.47%, 10/20/04                                              20,000       19,960
1.59%, 10/27/04                                              17,000       16,958
1.65%, 11/1/04                                               20,000       19,944
1.67%, 11/1/04                                               40,000       39,887
1.62%, 11/17/04                                              10,000        9,966
1.51%, 12/1/04                                               69,755       69,489
1.51%, 12/1/04                                               16,670       16,606
1.74%, 12/1/04                                               33,393       33,247
1.12%, 12/10/04                                              30,000       29,907
FNMA FRN
1.28%, 9/9/04                                               100,000       99,923
1.54%, 9/20/04                                              202,000      201,991
1.46%, 10/7/04                                               75,000       74,990
1.51%, 10/18/04                                               5,000        4,999
1.56%, 10/28/04                                             100,000       99,986
FNMA Notes
3.50%, 9/15/04                                               18,650       18,667
1.88%, 12/15/04                                               2,700        2,705
                                                                      ----------
                                                                       1,239,498
                                                                      ----------
Federal Farm Credit Bank - 9.0%
Federal Farm Credit Bank FRN
1.39%, 9/6/04                                                30,000       29,999
1.51%, 9/17/04                                               20,000       19,998
1.49%, 9/20/04                                               10,000        9,993
1.52%, 9/20/04                                              100,000       99,992
1.53%, 9/27/04                                               50,000       49,987
1.55%, 9/27/04                                               25,000       24,995
                                                                      ----------
                                                                         234,964
                                                                      ----------
Federal Home Loan Bank - 13.7%
FHLB Discount Notes
1.45%, 9/3/04                                                30,000       29,997
1.50%, 9/15/04                                               20,000       19,988
1.51%, 9/15/04                                               15,000       14,991
1.36%, 9/17/04                                               30,000       29,982
1.50%, 9/17/04                                               40,000       39,973
1.45%, 10/1/04                                                5,000        4,994
1.44%, 10/8/04                                               80,000       79,882
FHLB FRN
1.44%, 9/15/04                                               50,000       49,993
1.54%, 9/25/04                                               10,000        9,999
FHLB Notes
1.46%, 11/12/04                                              22,000       22,000
1.55%, 12/8/04                                               30,000       30,000
2.13%, 12/15/04                                              25,500       25,551
                                                                      ----------
                                                                         357,350
                                                                      ----------

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 87.8% /(1)/ - CONTINUED
Freddie Mac - 17.5%
FHLMC Discount Notes
1.45%, 9/8/04                                              $  6,300   $    6,298
1.38%, 9/13/04                                                8,000        7,996
1.50%, 9/14/04                                              120,000      119,935
1.08%, 9/22/04                                               30,000       29,981
1.42%, 9/30/04                                               10,000        9,989
1.48%, 10/5/04                                               14,644       14,624
1.52%, 10/12/04                                              25,000       24,957
1.59%, 10/26/04                                              70,000       69,830
FHLMC FRN
1.37%, 9/9/04                                                22,000       22,000
1.59%, 11/4/04                                              100,000       99,974
1.67%, 11/8/04                                               50,000       50,000
                                                                      ----------
                                                                         455,584
--------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $2,287,396)                       2,287,396
--------------------------------------------------------------------------------

                                                           NUMBER OF
                                                             SHARES      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 1.0%
Short-Term Investment Trust
   Treasury Portfolio Fund                                    25,000      25,000
--------------------------------------------------------------------------------
Total Investment Company (Cost $25,000)                                   25,000
--------------------------------------------------------------------------------
Investments, at Amortized Cost ($2,312,396)                            2,312,396
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT    VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 12.5%
(Colld. at a minimum of 102% by U.S. Treasury
Bonds/Notes)
Joint Repurchase Agreements - 5.1%
Bank of America Securities LLC, dated 8/31/04,
repurchase price $44,430
1.54%, 9/1/04                                                   44,428    44,428
Morgan Stanley & Co., Inc., dated 8/31/04,
repurchase price $29,620
1.54%, 9/1/04                                                   29,619    29,619
Societe Generale - New York Branch, dated 8/31/04,
repurchase price $14,810
1.54%, 9/1/04                                                   14,810    14,810
UBS Securities LLC, dated 8/31/04,
repurchase price $44,430
1.55%, 9/1/04                                                   44,429    44,429
--------------------------------------------------------------------------------
                                                                         133,286
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                           (000S)      (000S)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 12.5% - CONTINUED
(Colld. at a minimum of 102% by U.S. Government/Agency
Securities)
Repurchase Agreements - 7.4%
Goldman Sachs, Inc., dated 8/31/04,
repurchase price $18,816
1.60%, 9/1/04                                             $ 50,000   $   50,000
Lehman Brothers, Inc., dated 8/31/04,
repurchase price $50,002
1.59%, 9/1/04                                               18,815       18,815
Merrill Lynch Inc., dated 8/31/04,
repurchase price $125,006
1.59%, 9/1/04                                              125,000      125,000
                                                                     -----------
                                                                        193,815
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $327,101)                             327,101
--------------------------------------------------------------------------------
Total Investments - 101.3% (Cost $2,639,497) /(2)/                    2,639,497
Liabilities less Other Assets - (1.3)%                                  (34,555)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                  $2,604,942
--------------------------------------------------------------------------------

/(1)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(2)/ The cost for federal income tax purposes was $2,639,497.

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
GOVERNMENT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.   Collateralized

FHLB     Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA     Fannie Mae

FRN      Floating Rate Notes

         MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT SELECT PORTFOLIO
AUGUST 31, 2004 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT       VALUE
                                                           (000S)       (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 99.8% /(1)/
Federal Farm Credit Bank - 13.7%
Federal Farm Credit Bank Discount Notes
1.45%, 9/10/04                                           $   35,000   $   34,987
1.06%, 9/13/04                                               12,225       12,221
1.05%, 9/17/04                                                9,136        9,132
1.10%, 12/13/04                                              15,000       14,953
1.16%, 1/5/05                                                10,248       10,206
1.72%, 1/14/05                                               10,000        9,936
Federal Farm Credit Bank FRN
1.39%, 9/6/04                                                50,000       49,998
1.46%, 9/7/04                                                75,000       74,975
1.51%, 9/17//04                                              40,000       39,996
1.47%, 9/20/04                                               20,000       19,997
1.49%, 9/20/04                                               20,000       19,986
1.53%, 9/23/04                                               40,000       39,994
1.53%, 9/27/04                                              100,000       99,973
1.55%, 9/27/04                                               30,000       29,994
1.55%, 9/27/04                                               55,000       54,990
1.80%, 9/29/04                                               20,000       19,994
Federal Farm Credit Bank Notes
3.88%, 12/15/04                                              10,000       10,070
1.15%, 4/1/05                                                 9,000        8,998
--------------------------------------------------------------------------------
                                                                         560,400
--------------------------------------------------------------------------------
Federal Home Loan Bank - 85.2%
FHLB Discount Notes
1.07%, 9/1/04                                                50,000       50,000
1.28%, 9/1/04                                                 1,300        1,300
1.47%, 9/1/04                                             1,197,279    1,197,279
1.50%, 9/1/04                                                50,000       50,000
1.28%, 9/3/04                                                13,600       13,599
1.45%, 9/3/04                                                35,000       34,997
1.50%, 9/3/04                                                80,000       79,994
1.50%, 9/15/04                                              160,000      159,907
1.51%, 9/15/04                                              140,000      139,917
1.36%, 9/17/04                                               90,000       89,945
1.49%, 9/17/04                                              141,000      140,907
1.50%, 9/17/04                                              305,000      304,797
1.51%, 9/17/04                                               13,435       13,426
1.50%, 9/22/04                                              100,000       99,913
1.51%, 9/22/04                                               22,853       22,833
1.05%, 9/24/04                                              130,000      129,913
1.45%, 10/1/04                                               25,000       24,970
1.44%, 10/8/04                                              185,000      184,726
1.51%, 10/15/04                                               2,450        2,445
1.60%, 10/15/04                                              26,000       25,949
1.61%, 10/29/04                                              35,000       34,909
1.67%, 11/26/04                                             140,000      139,442
1.30%, 12/13/04                                              10,000        9,963

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT SELECT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 99.8% /(1)/ - CONTINUED
Federal Home Loan Bank - 85.2% - (continued)
FHLB FRN
1.46%, 9/12/04                                             $ 35,000   $   34,998
1.44%, 9/15/04                                               65,000       64,991
1.54%, 9/25/04                                               28,000       27,998
1.04%, 10/5/04                                              125,000      124,998
FHLB Notes
3.63%, 10/15/04                                               5,000        5,015
1.46%, 11/12/04                                              22,000       22,000
2.00%, 11/15/04                                              35,000       35,053
1.51%, 12/8/04                                               30,000       30,015
1.55%, 12/8/04                                               40,000       40,000
2.13%, 12/15/04                                              60,715       60,845
3.88%, 12/15/04                                              73,410       73,945
--------------------------------------------------------------------------------
                                                                       3,470,989
--------------------------------------------------------------------------------
Tennessee Valley Authority - 0.9%
Tennessee Valley Authority Note
1.31%, 9/9/04                                                35,001       34,991
--------------------------------------------------------------------------------
                                                                          34,991
--------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $4,066,380)                       4,066,380
--------------------------------------------------------------------------------

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                           (000S)       (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.3%
Short-Term Investment Trust Government
   Tax Advantage Portfolio Fund                             10,000       10,000
--------------------------------------------------------------------------------
Total Investment Company (Cost $10,000)                                  10,000
--------------------------------------------------------------------------------
Total Investments - 100.1%  (Cost $4,076,380) /(2)/                   4,076,380
--------------------------------------------------------------------------------
Liabilities less Other Assets - (0.1)%                                   (2,485)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                  $4,073,895
--------------------------------------------------------------------------------

/(1)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(2)/ The cost for federal income tax purposes was $4,076,380.

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
GOVERNMENT SELECT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB   Federal Home Loan Bank

FRN    Floating Rate Notes

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4%
Alabama - 0.3%
McIntosh IDB Environment Facilities Refunding Bonds,
Series 1998D,
Ciba Specialty Chemicals Corp.
(Ciba Specialty Chemicals Corp. Gtd.),
1.35%, 9/1/04                                                  $ 2,600   $ 2,600
--------------------------------------------------------------------------------
Arizona - 0.5%
Pima County Development Authority Multifamily
VRDB, Series 2001, Eastside Place
Apartments Project (FNMA LOC),
1.33%, 9/8/04                                                    2,690     2,690
Pima County IDA, Series 2002A,
La Posada Senior Living Facilities Project (LaSalle Bank
LOC),
1.33%, 9/8/04                                                    1,300     1,300
--------------------------------------------------------------------------------
                                                                           3,990
--------------------------------------------------------------------------------
California - 3.8%
California Department of Water Resources VRDB,
Power Supply Revenue,
Series 2002C-7 (FSA Corp. Insured),
1.33%, 9/8/04                                                    6,900     6,900
Series 2002C-9 (Citibank LOC),
1.32%, 9/8/04                                                    1,400     1,400
Los Angeles Department of Water and Power VRDB,
Series 2001B-1,
1.33%, 9/1/04                                                    2,250     2,250
Southern California Public Power Authority Revenue Bond,
Transmission Project (AMBAC Insured),
1.28%, 9/8/04                                                   15,900    15,900
Western Placer Unified School District COPS,
Series 2003 (Bank of America LOC),
1.36%, 9/8/04                                                    2,165     2,165
--------------------------------------------------------------------------------
                                                                          28,615
--------------------------------------------------------------------------------
Colorado - 2.3%
Denver Urban Renewal Authority Tax Increment Revenue Bond,
Merrill Lynch P-Float PT-999 (Merrill Lynch Gtd.), /(1)/
1.42%, 9/8/04                                                   12,500    12,500
Greenwood Village VRDB, Series 2003,
City of Fiddlers Business Improvement District
(U.S. Bank LOC),
1.40%, 9/8/04                                                    3,000     3,000
Park Creek Metropolitan District Revenue Bond, Series 2004,
Merrill Lynch P-Float PT-2321 (Merrill Lynch Gtd.), /(1)/
1.42%, 9/8/04                                                    2,000     2,000
--------------------------------------------------------------------------------
                                                                          17,500
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Connecticut - 1.2%
Connecticut State Development Authority PCR, Series 1999,
New England Power Co. (New England Power Co. Gtd.),
1.14%, 10/6/04                                                 $ 8,900   $ 8,900
--------------------------------------------------------------------------------
Delaware - 1.8%
Delaware State Economic Development Authority Revenue
Bond, Series 1985,
Hospital Billing Program (AMBAC Insured),
1.34%, 9/8/04                                                   13,310    13,310
--------------------------------------------------------------------------------
District of Columbia - 1.6%
District of Columbia Revenue Bonds, Series 2003,
Henry J. Kaiser Foundation Project (Kaiser Family
Foundation Gtd.),
1.35%, 9/8/04                                                    1,200     1,200
District of Columbia Water & Sewer Revenue VRDB,
Citicorp Eagle Trust 8121A
(FSA Insured), /(1)/
1.38%, 9/8/04                                                    7,000     7,000
District of Columbia Water & Sewer Revenue VRDB,
Series 1998, Citibank Eagle Trust 985201
(FSA Insured), /(1)/
1.38%, 9/8/04                                                    4,200     4,200
--------------------------------------------------------------------------------
                                                                          12,400
--------------------------------------------------------------------------------
Florida - 9.5%
Adventist Health System Revenue Bond, Series 2000A,
Sunbelt Inc. Accounts Receivable Project (MBIA Insured),
1.33%, 9/8/04                                                    1,150     1,150
Broward County Educational Facilities Authority VRDB,
Series 2002A,
Nova Southeastern (SunTrust Bank LOC),
1.33%, 9/8/04                                                    2,200     2,200
Florida Department of Transportation Revenue Bond, Series
2002A,
ABN-Amro Muni Tops Certificates 2002-20
(MBIA Insured), /(1)/
1.50%, 5/11/05                                                   9,845     9,845
Florida Housing Finance Corp. Revenue VRDB, Series 2002-1,
Lighthouse Bay Apartments (FHLMC LOC),
1.34%, 9/8/04                                                    5,400     5,400

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Florida - 9.5% - (continued)
Highlands County Health Facilities Authority VRDB,
Adventist Health System Project - Sunbelt,
Series 1996A (MBIA Insured),
1.33%, 9/8/04                                                  $ 1,800   $ 1,800
Series 1996A (SunTrust Bank LOC),
1.33%, 9/8/04                                                   14,270    14,270
Series 1997A (SunTrust Bank LOC),
1.33%, 9/8/04                                                   12,000    12,000
Series 2003A (SunTrust Bank LOC),
1.35%, 9/8/04                                                    3,500     3,500
Lee County Health Care Facilities IDA, Series 1999B,
Shell Point Village Project (Bank of America LOC),
1.31%, 9/8/04                                                   12,000    12,000
Orange County Housing Finance Authority VRDB, Series 1997,
Post Fountains Project (Colld. by FNMA),
1.30%, 9/8/04                                                    3,500     3,500
Orange County IDA VRDB, Series 2002,
Catholic Diocese Project (SunTrust Bank LOC),
1.33%, 9/8/04                                                    3,000     3,000
Palm Beach County, Series 2003,
Morse Obligation Group Project (Key Bank LOC),
1.35%, 9/8/04                                                    3,500     3,500
--------------------------------------------------------------------------------
                                                                          72,165
--------------------------------------------------------------------------------
Georgia - 2.4%
Macon-Bibb County Hospital Authority VRDB, Series 2003,
Medical Center of Central Georgia (SunTrust Bank LOC),
1.33%, 9/8/04                                                    6,300     6,300
Savannah Housing Authority VRDB, Series 1996A,
Somerset Place Project (Colld. by FNMA),
1.33%, 9/8/04                                                    2,900     2,900
Smyrna Multifamily Housing VRDB, Series 1995,
Post Valley Project (Colld. by FNMA Securities),
1.33%, 9/8/04                                                    8,400     8,400
State of Georgia G.O. Bonds, Series 1999D,
Citicorp Eagle Trust Series 97C1001,/(1)/
1.38%, 9/8/04                                                      340       340
--------------------------------------------------------------------------------
                                                                          17,940
--------------------------------------------------------------------------------
Hawaii - 0.8%
Hawaii Department of Budget and Finance VRDB,
Series 2003D,
Kahala Nui Project (LaSalle Bank LOC),
1.33%, 9/8/04                                                    6,100     6,100
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Illinois - 15.3%
Chicago Board of Education G.O. Unlimited VRDB,
Series A, Merrill P-Floats PA-617,
School Reform Board (FGIC Insured), /(1)/
1.37%, 9/8/04                                                    $4,995   $4,995
Chicago Board of Education Variable Rate Certificates,
Series 2000A, School Reform Board
(FGIC Insured), /(1)/
1.42%, 9/8/04                                                     4,205    4,205
Chicago G.O. Refunding VRDB, Series 1998,
Citicorp Eagle Trust 981302 (FSA Insured), /(1)/
1.38%, 9/8/04                                                     1,000    1,000
Chicago Park District TAWs, Series 2004,
3.00%, 5/2/05                                                     1,000    1,010
Chicago School Reform Board G.O. VRDB,
Series 1996, Bank of America Securities
Variable Rate Certificates (MBIA Insured), /(1)/
1.42%, 9/8/04                                                     1,800    1,800
City of Chicago G.O. Equipment Notes
(Harris Trust & Savings Bank LOC),
1.15%, 2/3/05                                                     5,100    5,100
Cook County Public Purpose Revenue Bond,
Series 1990,
Cleretian Association Neighborhood Office Inc.
Project (FHLB LOC),
1.82%, 9/8/04                                                     3,280    3,280
Illinois Development Finance Authority Bonds
VRDB, Series 2001C,
Evanston Northwestern Hospital Project
(Evanston Northwestern Healthcare Gtd.),
1.35%, 9/8/04                                                     2,000    2,000
Illinois Development Finance Authority
Economic Development Revenue Bonds,
Series 2003, Resurrection Center Project
(Harris Trust & Savings Bank LOC),
1.33%, 9/8/04                                                     5,035    5,035
Illinois Development Finance Authority Revenue Bonds,
Series 1999, Chicago Horticultural (Bank One LOC),
1.35%, 9/8/04                                                     2,000    2,000
Illinois Development Finance Authority Revenue Bonds,
Series 1999, LaRabida Children's Hospital
(Bank of America LOC),
1.83%, 9/8/04                                                     1,000    1,000
Illinois Development Finance Authority Revenue Bonds,
Series 2002, Sacred Heart Schools Project
(Fifth Third Bank LOC),
1.35%, 9/8/04                                                     2,500    2,500

         MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Illinois - 15.3% - (continued)
Illinois Development Finance Authority Revenue Bonds,
Series 2003, Mount Carmel High School Project
(LaSalle Bank LOC),
1.35%, 9/8/04                                                    $2,500   $2,500
Illinois Development Finance Authority Revenue Bonds,
Series 2003, Rosecrane, Inc. Project (Bank One LOC),
1.35%, 9/8/04                                                     1,800    1,800
Illinois Development Finance Authority Revenue Bonds,
Series 2004B, Central DuPage Health,
1.35%, 9/8/04                                                     2,600    2,600
Illinois Educational Facilities Authority Revenue Bonds,
University of Chicago,
1.65%, 7/28/05                                                    3,000    3,000
Illinois Finance Authority Revenue Bonds,
Kohl Children's Museum (Fifth Third Bank LOC),
1.35%, 9/8/04                                                     2,680    2,680
Illinois First VRDB,
Wachovia MERLOTS Series 2002B-04 (MBIA Insured), /(1)/
1.40%, 9/8/04                                                     2,100    2,100
Illinois Health Facilities Authority Revenue Bonds,
Gottlieb Health Resources
(Harris Trust & Savings Bank LOC),
Series 1990,
1.35%, 9/8/04                                                     6,000    6,000
Series 1994,
1.35%, 9/8/04                                                     8,300    8,300
Illinois Health Facilities Authority Revenue Bonds,
Revolving Pooled Loan Facility (Bank One LOC),
1.35%, 9/8/04                                                     1,000    1,000
Illinois Health Facilities Authority Revenue Bonds,
Series 1998, University of Chicago Hospital Project
(MBIA Insured),
1.35%, 9/1/04                                                     2,200    2,200
Illinois Health Facilities Authority
Revenue Bonds, Series 1996,
Evanston Hospital Corp. Project
(Evanston Northwestern Healthcare Gtd.),
1.40%, 11/12/04                                                   7,000    7,000
Illinois Health Facilities Authority
Revenue Bonds, Series 1997,
Central Baptist Home for the Aged Project
(Allied Irish Bank LOC),
1.35%, 9/8/04                                                     9,800    9,800
Illinois State Sales Tax Revenue Bonds,
Citigroup Series RR-II-R-4542 ROC, /(1)/
1.38%, 9/8/04                                                     3,985    3,985
Kane County VRDB, Series 1993,
Glenwood School for Boys (Harris Trust & Savings Bank LOC),
1.35%, 9/8/04                                                     3,700    3,700

         MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Illinois - 15.3% - (continued)
Peoria IDR Bonds, Series 1997,
Peoria Production Shop Project (Bank One LOC),
1.50%, 9/8/04                                                 $   735   $    735
Regional Transportation Authority,
Wachovia MERLOTS Series 2001A93
(FGIC Insured), /(1)/
1.40%, 9/8/04                                                   3,605      3,605
Rockford Revenue Bonds, Series 2002,
Wesley Willows Obligated Group
(Marshall & Ilsley Bank LOC),
1.39%, 9/1/04                                                   4,500      4,500
University of Illinois Revenue Bonds,
Auxiliary Facility System,
Wachovia MERLOTS Series 2003A38 (AMBAC Insured), /(1)/
1.65%, 8/10/05                                                 10,000     10,000
Will County VRDB, Series 2004,
Joliet Catholic Academy Project
(Harris Trust & Savings Bank LOC),
1.38%, 9/8/04                                                   6,250      6,250
--------------------------------------------------------------------------------
                                                                         115,680
--------------------------------------------------------------------------------
Indiana - 6.0%
Indiana Health Facilities Finance
Authority VRDB, Series 2002B,
Fayette Memorial Hospital Association
(Fifth Third Bank LOC),
1.40%, 9/1/04                                                   5,930      5,930
Indiana Health Facilities Finance Authority
Revenue Bond, Series 2001-A4,
Ascension Health Credit Group Project
(Ascension Health Gtd.),
1.05%, 3/1/05                                                   3,000      3,000
Indiana Health Facilities Finance Authority
Revenue Bond, Series 2004A,
Clark Memorial Hospital (Bank One LOC),
1.35%, 9/8/04                                                   9,500      9,500
Indiana Public Improvement Board Bank Revenue VRDB,
ABN AMRO Muni-Tops Certificates, Series 2002-7
(MBIA Insured), /(1)/
1.39%, 9/8/04                                                   7,500      7,500
Indiana State Development Finance Authority
Educational Facilities
Revenue Bond, Series 2004, Eiteljorg Museum
(Bank One LOC),
1.05%, 11/3/04                                                  5,150      5,150
Indiana State Development Finance Authority VRDB,
Indiana Historical Society Inc. Project (Bank One LOC),
1.35%, 9/8/04                                                     300        300
Indiana Transportation Authority Highway Revenue VRDB,
Citicorp Eagle Trust Series 981402, /(1)/
1.38%, 9/8/04                                                   5,460      5,460

         MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Indiana - 6.0% - (continued)
Indianapolis Public Improvement Bond Bank, Series 2004E,
2.00%, 1/6/05                                                  $ 3,500   $ 3,508
Shelby Eastern School Building Corp.
First Mortgage Revenue Refunding Bonds,
Wachovia MERLOTS Series 2001A84 (FGIC Insured), /(1)/
1.40%, 9/8/04                                                    4,825     4,825
--------------------------------------------------------------------------------
                                                                          45,173
--------------------------------------------------------------------------------
Iowa - 1.0%
Iowa Finance Authority Revenue Bonds,
Series 2000, YMCA & Rehab Center Project
(Bank of America LOC),
1.38%, 9/8/04                                                    2,300     2,300
Iowa State Vision Special Fund, Wachovia
MERLOTS, Series 2001A110 (MBIA Insured), /(1)/
1.40%, 9/8/04                                                    5,685     5,685
--------------------------------------------------------------------------------
                                                                           7,985
--------------------------------------------------------------------------------
Kentucky - 1.0%
Edmonson County Industrial Building Authority VRDB,
Series 2004,
National Corvette Museum (Bank One LOC),
1.35%, 9/8/04                                                    4,855     4,855
Shively Education Revenue Bonds, Series 2003,
Spalding University (Bank One LOC),
1.35%, 9/8/04                                                    2,500     2,500
--------------------------------------------------------------------------------
                                                                           7,355
--------------------------------------------------------------------------------
Maryland - 3.8%
Howard County VRDB, Series 2002A,
Vantage House Facilities Project (LaSalle Bank LOC),
1.33%, 9/8/04                                                    9,400     9,400
Maryland State Community Development Administration VRDB,
Merrill Lynch P-Floats PT-916 (GE Capital Corp.), /(1)/
1.37%, 9/8/04                                                    2,370     2,370
Maryland State Health and Higher Educational Facilities
Revenue Board
VRDB, Series 2003D (Manufacturers and Traders Bank LOC),
1.35%, 9/8/04                                                    3,400     3,400
Montgomery County Economic Development Revenue VRDB,
Series 2004,
Riderwood Village Project (Manufacturers and
Traders Bank LOC),
1.35%, 9/8/04                                                   13,700    13,700
--------------------------------------------------------------------------------
                                                                          28,870
--------------------------------------------------------------------------------
Michigan - 5.7%
Detroit School Building & Site Improvement Revenue Bond,
Series 2002A
ABN AMRO Munitops Certificate, Series 2003-10
(FGIC Insured), /(1)/
1.10%, 10/27/04                                                  8,495     8,495

         MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Michigan - 5.7% - (continued)
Detroit Sewage Disposal System VRDN,
Wachovia MERLOTS (FGIC Insured), /(1)/
Series 2000,
1.40%, 9/8/04                                                  $   700   $   700
Series 2001-A103,
1.40%, 9/8/04                                                    4,795     4,795
Macomb County Hospital Finance Authority VRDB,
Series 2003A-1,
Mount Clemens General (Comerica Bank LOC),
1.45%, 9/1/04                                                   14,000    14,000
Michigan Municipal Bond Authority Revenue Notes,
Series 2004B1,
3.00%, 8/19/05                                                   2,000     2,027
Series 2004B2 (JP Morgan Chase Bank LOC),
3.00%, 8/23/05                                                   5,000     5,069
Michigan State Hospital Finance Authority VRDB,
Series 2003A,
Crittenton Hospital (Comerica Bank LOC),
1.36%, 9/1/04                                                    4,750     4,750
Southfield Economic Development Revenue VRDB,
Series 2000, Lawrence Tech University Project
(Bank One LOC),
1.35%, 9/8/04                                                    3,600     3,600
--------------------------------------------------------------------------------
                                                                          43,436
--------------------------------------------------------------------------------
Minnesota - 0.5%
Center City, Minnesota Health Care Facilities
Revenue VRDB,
Series 2002, Hazelden Foundation Project
(Allied Irish Bank LOC),
1.40%, 9/8/04                                                    2,600     2,600
Duluth Economic Development Authority Healthcare
Facilities VRDB, Series 1997,
Miller-Dawn Medical Center Project (U.S. Bank LOC),
1.40%, 9/1/04                                                    1,300     1,300
--------------------------------------------------------------------------------
                                                                           3,900
--------------------------------------------------------------------------------
Mississippi - 1.0%
Medical Center Education Building VRDB,
Adult Hospital Project (AMBAC Insured),
1.32%, 9/1/04                                                    1,650     1,650
Mississippi Business Finance Corp. Revenue VRDB,
Series 2000, St. Andrew's Project
(Allied Irish Bank Insured),
1.37%, 9/8/04                                                    1,700     1,700

         MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Mississippi - 1.0% - (continued)
Mississippi Development Bank Special Obligation VRDB,
Series 2001A, Wachovia MERLOTS Series 2001A16
(AMBAC Insured), /(1)/
1.40%, 9/8/04                                                  $ 4,095   $ 4,095
--------------------------------------------------------------------------------
                                                                           7,445
--------------------------------------------------------------------------------
Missouri - 4.0%
Chesterfield IDA Education Facilities Authority VRDB,
Series 2003,
Gateway Academy Project (U.S. Bank LOC),
1.40%, 9/1/04                                                    6,200     6,200
Kirkwood Tax Increment VRDB, Series 2004,
Kirkwood Commons Project (U.S. Bank LOC),
1.40%, 9/1/04                                                    5,000     5,000
Missouri Development Finance Board Lease Revenue Bond,
Series 2003,
Missouri Association Municipal Utilities (U.S. Bank LOC),
1.40%, 9/1/04                                                    5,740     5,740
Missouri State Health and Educational Facilities
Authority Revenue Bonds,
Bethesda Health Group Project (U.S. Bank LOC),
Series 2001A,
1.40%, 9/1/04                                                    1,950     1,950
Series 2001B,
1.40%, 9/1/04                                                    6,800     6,800
Missouri State Health and Educational Facilities
Revenue Bonds,
Series 2001, Missouri Valley College (U.S. Bank LOC),
1.40%, 9/1/04                                                    1,570     1,570
St. Louis County IDA VRDB, Series 1996B,
Friendship Village West County Project
(LaSalle Bank LOC),
1.31%, 9/8/04                                                    2,870     2,870
--------------------------------------------------------------------------------
                                                                          30,130
--------------------------------------------------------------------------------
Nebraska - 0.7%
Douglas County School District G.O., Series 2003,
Citigroup ROCS RR II R 4058, /(1)/
1.38%, 9/8/04                                                    4,985     4,985
--------------------------------------------------------------------------------
Nevada - 2.4%
Las Vegas Water Bonds,
Wachovia MERLOTS Series 2003B10 (MBIA Insured), /(1)/
1.40%, 9/8/04                                                   18,480    18,480
--------------------------------------------------------------------------------
New Jersey - 0.7%
New Jersey State TRANS, Series 2004A,
3.00%, 6/24/05                                                   5,600     5,667
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
New Mexico - 0.3%
City of Farmington PCR, Series 1994B,
Four Corners Project (Barclays Bank LOC),
1.35%, 9/1/04                                                    $2,400   $2,400
--------------------------------------------------------------------------------
New York - 0.8%
City of New York G.O. Bonds, Series 2004,
Citigroup ROC RR II 251A (Citigroup Global Markets Holdings
LOC), /(1)/
1.39%, 9/8/04                                                     3,100    3,100
New York State G.O. Bonds, Series 2000B
(Dexia Bank Belgium LOC),
1.58%, 8/4/05                                                     3,000    3,000
--------------------------------------------------------------------------------
                                                                           6,100
--------------------------------------------------------------------------------
North Carolina - 0.5%
Mecklenburg County COP, Series 2002,
1.38%, 9/8/04                                                     1,300    1,300
New Hanover County VRDB, Series 1995,
G.O. School Bonds,
1.40%, 9/8/04                                                     2,250    2,250
North Carolina Medical Care Commission Health Care
Facilities Revenue VRDB,
Wachovia MERLOTS Series 2001A39,
Providend Place Project (Colld. by GNMA), /(1)/
1.40%, 9/8/04                                                       100      100
--------------------------------------------------------------------------------
                                                                           3,650
--------------------------------------------------------------------------------
North Dakota - 0.4%
Ward County Health Care Facilities Revenue VRDB,
Series 2002A, Trinity Obligation Group Project (U.S. Bank
LOC),
1.40%, 9/1/04                                                     2,800    2,800
--------------------------------------------------------------------------------
Ohio - 2.4%
Akron Ohio Income Tax Revenue Bond,
ABN AMRO Munitops Certificates, Series 2003-37 (FGIC
Insured), /(1)/
1.09%, 12/8/04                                                    5,000    5,000
Cuyahoga County VRDB, Series 2003B-1,
Cleveland Clinic Health (JP Morgan Chase Bank LOC),
1.35%, 9/1/04                                                     2,500    2,500
Franklin County Hospital Revenue VRDB,
Series 2001 II-R-55, Smith Barney ROC
(U.S. Treasuries Escrowed), /(1)/
1.38%, 9/8/04                                                     5,500    5,500
Middletown Development Revenue VRDB,
Series 2003, Bishop Penwick High School Project
(Bank One LOC),
1.35%, 9/8/04                                                     2,450    2,450

        MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Ohio - 2.4% - (continued)
Toledo City Services VRDN, Series 2003,
Special Assessment Notes (State Street Bank & Trust LOC),
1.35%, 9/8/04                                                  $ 2,400   $ 2,400
--------------------------------------------------------------------------------
                                                                          17,850
--------------------------------------------------------------------------------
Oklahoma - 1.3%
Oklahoma Water Resources Board State Loan Program Revenue
Bonds,
Series 1994A,
0.98%,10/1/04                                                    2,000     2,000
Tulsa County Industrial Authority Capital Improvements
Revenue Bonds,
Series 2003A,
1.40%, 11/15/04                                                  4,000     4,000
Tulsa Industrial Authority Revenue VRDB,
Series 2000B, University of Tulsa
(MBIA Insured),
1.40%, 9/8/04                                                    3,900     3,900
--------------------------------------------------------------------------------
                                                                           9,900
--------------------------------------------------------------------------------
Oregon - 0.6%
Oregon Housing and Community Services Department Revenue
Bonds,
SFM Program, Series 2004D,
1.16%, 5/5/05                                                    4,800     4,800
--------------------------------------------------------------------------------
Pennsylvania - 1.4%
Delaware Valley Regional Finance Authority Local
Government Revenue VRDN,
Merrill Lynch P-Floats PT-152 (AMBAC Insured), /(1)/
1.37%, 9/8/04                                                      300       300
Philadelphia Hospital & Higher Educational Facility
Revenue Bond,
Series 1999B, Jefferson Health System (Jefferson Health
System Gtd.),
1.08%, 3/30/05                                                  10,000    10,000
--------------------------------------------------------------------------------
                                                                          10,300
--------------------------------------------------------------------------------
Tennessee - 3.8%
Blount County Public Building Authority VRDB,
Local Public Improvement Bonds (AMBAC Insured),
Series 2004A-9-A,                                                7,525     7,525
1.34%, 9/1/04
Series 2004A-9-B,
1.34%, 9/1/04                                                    2,250     2,250
Metropolitan Government Nashville & Davidson Counties
IDB VRDB,
Series 2002, University of Nashville Project
(SunTrust Bank LOC),
1.33%, 9/8/04                                                    3,000     3,000

        MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Tennessee - 3.8% - (continued)
Metropolitan Government Nashville & Davidson Counties
Electric
Revenue VRDN, Citicorp Eagle Trust Series 984201, /(1)/
1.38%, 9/8/04                                                   $3,800   $ 3,800
Metropolitan Nashville & Davidson Counties Educational
Facilities Authority VRDB,
Series 2002A, Belmont University Project (SunTrust Bank
LOC),
1.33%, 9/8/04                                                    3,250     3,250
Sevier County Public Building Authority VRDB,
Local Government Public Improvement Bonds (FSA Corp.
Insured),
Series 1999 IV-A-2,
1.36%, 9/1/04                                                    2,400     2,400
Series 2000 IV-B-1,
1.36%, 9/1/04                                                    1,900     1,900
Series 2000 IV-C,
1.36%, 9/1/04                                                    2,000     2,000
Sumner County Health, Education & Housing Facilities Board
VRDB,
Series 1999A, Hospital Alliance of Tennessee
Pooled Program (Transamerica Life Insurance & Annuity Co.
Gtd.),
1.47%, 9/8/04                                                      300       300
Williamson County IDB Revenue Bonds,
Series 2003, Currey Ingram Academy Project
(SunTrust Bank LOC),
1.40%, 9/8/04                                                    2,500     2,500
--------------------------------------------------------------------------------
                                                                          28,925
--------------------------------------------------------------------------------
Texas - 11.2%
Austin Water and Wastewater System Revenue Bonds,
Series 2002A1, Wachovia MERLOTS (FSA Corp. Insured), /(1)/
1.40%, 9/8/04                                                    2,980     2,980
City of Houston Water and Sewer Systems Revenue Bonds,
Series 2003-14,
BNP Paribas STARS Certificates
(FSA Corp Insured), /(1)/
1.36%, 9/8/04                                                    1,595     1,595
Comal Independent School District VRDB,
ABN AMRO Muni-Tops Certificates 1999-9
(PSF of Texas Gtd.), /(1)/
1.39%, 9/8/04                                                    6,500     6,500
Conroe Independent School District,
ABN AMRO Munitops Certificates Series 2002-1 (PSF of Texas
Gtd.), /(1)/
1.45%, 12/15/04                                                  9,995     9,995
Dallas G.O. Refunding VRDB, Morgan Stanley
Floating Rate Certificates 1998, Series 93, /(1)/
1.36%, 9/8/04                                                    4,190     4,190

        MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Texas - 11.2% - (continued)
Granbury Independent School District VRDN,
Soc Gen Series 1999 SG-129 (PSF of Texas Gtd.), /(1)/
1.36%, 9/8/04                                                  $ 4,815   $ 4,815
Harris County Health Facilities Development Corp.
Revenue VRDB, Series 2002, Methodist Hospital,
1.35%, 9/1/04                                                      100       100
Harris County Health Facilities Development Corp.
Revenue VRDB, Wachovia MERLOTS Series 2001A87
(U.S. Treasuries Escrowed), /(1)/
1.40%, 9/8/04                                                    2,650     2,650
Keller Independent School District VRDB, ABN AMRO
Muni-Tops 2001-26 (PSF of Texas Gtd.), /(1)/
1.39%, 9/8/04                                                    4,000     4,000
Northside Independent School District Building Revenue
Bonds,
Series 2003 (PSF of Texas Gtd.),
1.67%, 6/15/05                                                   1,000     1,000
Princeton Independent School District VRDB,
Soc Gen Series 2003 SGB-41
(PSF of Texas Gtd.), /(1)/
1.38%, 9/8/04                                                    4,750     4,750
San Antonio City Electric & Gas VRDB,
Wachovia MERLOTS Series 2001A68
(Colld. by U.S. Treasury Securities), /(1)/
1.40%, 9/8/04                                                    3,630     3,630
San Antonio Educational Facilities VRDB, Series 2002,
Trinity University Project,
1.35%, 9/1/04                                                    4,000     4,000
State of Texas TRANS,
Series 2004,
3.00%, 8/31/05                                                  15,000    15,206
Tarrant County Health Facility Authority VRDB, Series
1996A,
Adventist Health System Sunbelt (SunTrust Bank LOC),
1.33%, 9/8/04                                                   10,595    10,595
Texas A&M University VRDB,
Series 2003A RR-II-R-4005 ROC, /(1)/
1.38%, 9/8/04                                                    4,800     4,800
Texas City Industrial Development Corp. VRDB,
Wachovia MERLOTS Series 2000A34, Arco
Pipeline Project (BP PLC Gtd.), /(1)/
1.40%, 9/8/04                                                    3,935     3,935
--------------------------------------------------------------------------------
                                                                          84,741
--------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Utah - 0.7%
Utah Water Finance Agency Revenue VRDB,
Series 2002A2 (AMBAC Insured),
1.39%, 9/8/04                                                   $5,030   $ 5,030
--------------------------------------------------------------------------------
Virginia - 1.8%
Chesapeake Bay Bridge & Tunnel Communication VRDB,
Wachovia MERLOTS Series 2003A39
(MBIA Insured), /(1)/
1.40%, 9/8/04                                                    2,295     2,295
Chesterfield County IDA VRDB, Series 2002A,
Virginia State University Real Estate Project (Bank of
America N.A. LOC),
1.34%, 9/8/04                                                    2,060     2,060
Henrico County Economic Development Authority VRDB, Series
2003B,
Westminster Canterbury (KBC Bank LOC),
1.33%, 9/8/04                                                    5,000     5,000
Virginia College Building Authority VRDB, Series 2004,
University of Richmond Project,
1.33%, 9/8/04                                                    4,000     4,000
--------------------------------------------------------------------------------
                                                                          13,355
--------------------------------------------------------------------------------
Washington - 5.1%
Seattle Light and Power VRDB, Citigroup ROC II-R
(FSA Corp. Insured), /(1)/
Series 47,
1.38%, 9/8/04                                                    1,900     1,900
Series 48,
1.38%, 9/8/04                                                    5,995     5,995
Series 50,
1.38%, 9/8/04                                                    6,495     6,495
Washington State G.O. Refunding VRDB,
Citicorp Eagle Trust Series 1993C, /(1)/
1.38%, 9/8/04                                                    6,448     6,448
Washington State G.O. Series 2002R-03-A,
Wachovia MERLOTS Series 2002A57
(MBIA Insured), /(1)/
1.40%, 9/8/04                                                    6,150     6,150
Washington State Housing Finance Commission
Nonprofit Housing VRDB, Series 2003,
Gonzaga Preparatory School Project (Bank of America LOC),
1.38%, 9/8/04                                                    2,500     2,500
Washington State Housing Finance Commission VRDB, Series
1994,
YMCA Snohomish (U.S. Bank N.A. LOC),
1.38%, 9/1/04                                                    1,585     1,585

        MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
Washington - 5.1% - (continued)
Washington State Housing Finance Commission VRDB,
Series 1997,
Panorama City Project (Key Bank LOC),
1.40%, 9/1/04                                                  $7,155   $  7,155
--------------------------------------------------------------------------------
                                                                          38,228
--------------------------------------------------------------------------------
Wisconsin - 2.8%
University of Wisconsin Hospital and Clinics Authority
Revenue
Bonds, Series 2000RR, Wachovia MERLOTS
(FSA Corp. Insured), /(1)/
1.40%, 9/8/04                                                   3,000      3,000
Wisconsin Health & Educational Facilities Authority
Revenue Bonds, Series 2002,
Meriter Hospital, Inc. Project (Marshall & Ilsley Bank
LOC),
1.40%, 9/1/04                                                   3,250      3,250
Wisconsin Health & Educational Facilities Authority
Revenue Bonds,
St. Joseph Community Hospital (Marshall & Ilsley Bank
LOC),
1.35%, 9/8/04                                                     645        645
Wisconsin Health & Educational Facilities Authority
Revenue VRDB, Series 2002A,
Capital Access Pool Vernon Memorial Hospital
(U.S. Bank LOC),
1.40%, 9/1/04                                                   1,900      1,900
Wisconsin Health & Educational Facilities Authority
Revenue VRDB,
Series 2003, Oakwood Village Project (Marshall & Ilsley
Bank LOC),
1.35%, 9/8/04                                                  12,390     12,390
--------------------------------------------------------------------------------
                                                                          21,185
--------------------------------------------------------------------------------
Total Municipal Investments (Cost $751,890)                              751,890

                                                            NUMBER OF
                                                             SHARES       VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.1%
AIM Tax-Exempt Cash Fund                                          388        388
Dreyfus Tax-Exempt Cash Management Fund                           417        417
--------------------------------------------------------------------------------
Total Investment Companies (Cost $805)                                       805
--------------------------------------------------------------------------------
Total Investments - 99.5% (Cost $752,695) /(2)/                          752,695
Other Assets less Liabilities - 0.5%                                       3,735
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $756,430
--------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

At August 31, 2004, the Tax-Exempt Portfolio's investments were diversified as follows:

INDUSTRY SECTOR                                                       PERCENTAGE
--------------------------------------------------------------------------------
Air, Water and Solid Waste Management Services                              8.5%
Educational Services                                                       13.0
Executive, Legislative and General Government                              17.3
Gas, Electric Services and Combined Utilities                               6.6
General Medical and Surgical                                               15.0
Residential Care                                                           10.6
Urban & Community Development                                               5.8
All other sectors less than 5%                                             23.2
--------------------------------------------------------------------------------
Total                                                                     100.0%

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of these securities amounted to approximately $238,888,000 or 31.6% of net assets.
/(2)/ The cost for federal income tax purposes was $752,695.

        MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC      American Municipal Bond Assurance Corporation

Colld.     Collateralized

COP        Certificate of Participation

FGIC       Financial Guaranty Insurance Corporation

FHLB       Federal Home Loan Bank

FHLMC      Freddie Mac

FNMA       Fannie Mae

FSA        Financial Security Assurance

GNMA       Government National Mortgage Association

G.O.       General Obligation

Gtd.       Guaranteed

IDA        Industrial Development Authority

IDB        Industrial Development Board

IDR        Industrial Development Revenue

LOC        Letter of Credit

MBIA       Municipal Bond Insurance Association

MERLOTS    Municipal Exempt Receipts Liquidity Optional Tender

PCR        Pollution Control Revenue

P-Floats   Puttable Floating Rate Security

        MONEY MARKET PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS (continued)

PSF        Permanent School Fund

ROC        Reset Option Certificates

SFM        Single Family Mortgage

Soc Gen    Societe Generale

SGB        Societe Generale Bank

STARS      Short Term Adjustable Rate Securities

TAW        Tax Anticipation Warrants

TRAN       Tax and Revenue Anticipation Notes

VRDB       Variable Rate Demand Bonds

VRDN       Variable Rate Demand Notes

        MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7%
Alabama - 2.0%
Alabama HFA Multifamily, Series 1996A,
Rime Village Hoover Project (Colld. By FNMA),
1.37%, 9/8/04                                                  $ 4,200   $ 4,200
Birmingham Medical Clinic Board,
University of Alabama Health Services Project
(Sun Trust Bank LOC),
1.33%, 9/8/04                                                    9,000     9,000
McIntosh IDB, Series 1998D,
Ciba Specialty Chemicals Corp. (Ciba Specialty Chemical
Corp. Gtd.),
1.35%, 9/1/04                                                    5,400     5,400
--------------------------------------------------------------------------------
                                                                          18,600
--------------------------------------------------------------------------------
Alaska - 1.9%
City of Valdez,
BP Pipelines Inc., Project 2003A (BP PLC, Gtd.),
1.35%, 9/1/04                                                   17,700    17,700
--------------------------------------------------------------------------------
                                                                          17,700
--------------------------------------------------------------------------------
Arizona - 2.4%
Arizona Health Facilities Authority Hospital System
Revenue, Series 2002,
Yavapai Regional Medical Center (FSA Insured Obligations),
1.74%, 9/8/04                                                    7,215     7,215
Arizona Health Facilities Authority Revenue Bond,
Series 2003B-1,
The Terraces Project (Lloyds TSB Bank LOC),
1.33%, 9/8/04                                                    5,000     5,000
Phoenix IDA Multifamily Housing Revenue,
Series 1999,
Southwest Village Apartments Project
(Colld. By FNMA),
1.33%, 9/8/04                                                    7,150     7,150
Pima County Development Authority Multifamily VRDB,
Series 2001,
Eastside Place Apartments Project (FNMA LOC),
1.33%, 9/8/04                                                    2,600     2,600
Pima County IDA, Series 2002A,
La Posada Senior Living Facilities Project
(LaSalle Bank LOC),
1.33%, 9/8/04                                                      600       600
--------------------------------------------------------------------------------
                                                                          22,565
--------------------------------------------------------------------------------
California - 5.6%
California Department of Water Resources, Series 2002C-9,
Power Supply Revenue Bonds (Citibank NA LOC),
1.32%, 9/8/04                                                   12,700    12,700
California Department of Water Resources VRDB,
Series 2002C-7,
Power Supply Revenue Bonds
(FSA Insured Obligations),
1.33%, 9/8/04                                                    6,800     6,800
Southern California Public Power Authority,
Transmission Project Refunding Series (AMBAC Insured
Obligations),
1.28%, 9/8/04                                                   33,800    33,800
--------------------------------------------------------------------------------
                                                                          53,300
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Colorado - 1.3%
City of Greenwood Village, Series 2003,
Fiddlers Business Improvement District
(U.S. Bank LOC),
1.40%, 9/8/04                                                   $3,000   $ 3,000
Colorado Education & Cultural Facilities
Authority, Series 2003A,
National Jewish Federation Bond Program
(Bank of America LOC),
1.37%, 9/1/04                                                    2,600     2,600
Denver Refunding COPS Civic Center, Series 2003C,
Wellington E. Webb Municipal Office Building
(AMBAC Insured),
1.33%, 9/8/04                                                    1,500     1,500
Park Creek Metropolitan District Revenue,
Series 2004-PT-2321,
Merrill P-Floats (Merrill Lynch & Co. Gtd.), /(1)/
1.42%, 9/8/04                                                    3,775     3,775
Pitkin County IDA, Series 1994A,
Aspen Skiing Co. Project (Bank One NA LOC),
1.35%, 9/1/04                                                    1,400     1,400
--------------------------------------------------------------------------------
                                                                          12,275
--------------------------------------------------------------------------------
Delaware - 0.7%
Kent County Student Housing Revenue Bonds,
Series 2004B,
Delaware State University Project
(Wachovia Bank LOC),
1.33%, 9/8/04                                                    7,000     7,000
--------------------------------------------------------------------------------
                                                                           7,000
--------------------------------------------------------------------------------
District of Columbia - 0.8%
District of Columbia Revenue, Series 2003,
Henry J. Kaiser Foundation
(Kaiser Family Foundation Gtd.),
1.35%, 9/8/04                                                    4,700     4,700
District of Columbia Revenue VRDB, Series 2003,
American Psychological Association Project
(Bank of America LOC),
1.38%, 9/8/04                                                    2,805     2,805
--------------------------------------------------------------------------------
                                                                           7,505
--------------------------------------------------------------------------------
Florida - 3.8%
Adventist Health System - Sunbelt Series 2000-A,
Accounts Receivable Program (MBIA Insured),
1.33%, 9/8/04                                                    1,100     1,100
Alachua County Health Facility, Series 2002,
Florida Shands Health Care (SunTrust Bank LOC),
1.36%, 9/1/04                                                    2,775     2,775
Collier County Health Facilities, Series 2003C,
Cleveland Clinic Health
(JP Morgan Chase Bank LOC),
1.35%, 9/1/04                                                    9,200     9,200
Florida State Board of Education,
Citibank Eagle 20030025, /(1)/
1.38%, 9/8/04                                                    4,900     4,900

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Florida - 3.8% - (continued)
Highlands County Health Facility Authority,
Series 1996A,
Adventist Health System Project -
Sunbelt (SunTrust Bank LOC),
1.33%, 9/8/04                                                  $   800   $   800
Hillsborough County Capital Improvement Program,
Series 2000A,
CP (State Street Bank & Trust LOC),
0.98%, 11/9/04                                                   9,400     9,400
Jacksonville Health Facilities
Authority Hospital,
Series 2003A (Bank of America LOC),
1.36%, 9/1/04                                                      100       100
Nassau County Florida Solid Waste
Revenue Refunding Bonds,
Series 1999 (Wachovia Bank LOC),
1.33%, 9/8/04                                                      900       900
Palm Beach County, Series 2003,
Morse Obligation Group (Key Bank LOC),
1.35%, 9/8/04                                                    4,000     4,000
Pinellas County Health Facilities Authority
Revenue, Series 2004,
Bayfront Projects (SunTrust Bank LOC),
1.36%, 9/1/04                                                    3,200     3,200
--------------------------------------------------------------------------------
                                                                          36,375
--------------------------------------------------------------------------------
Georgia - 5.0%
Appling County Development Authority PCR Bonds,
Series 1997,
Georgia Power Company Plant Hatch Project
(Georgia Power, Gtd.),
1.36%, 9/1/04                                                    2,150     2,150
Cobb County Housing Authority, Series 1993,
Terrell Mill II Association Project
(General Electric Capital Corp. LOC), /(1)/
1.38%, 9/8/04                                                   10,600    10,600
DeKalb County Development Authority, Series 1999,
Marist School, Inc. Project (SunTrust Bank LOC),
1.33%, 9/8/04                                                    1,280     1,280
Fulton County Development Authority Revenue
VRDB, Series 2001,
Lovett School Project (SunTrust Bank LOC),
1.33%, 9/8/04                                                    4,550     4,550
Fulton County Development Authority, Series 2003,
Westminster Schools, Inc. Project
(SunTrust Bank LOC),
1.33%, 9/8/04                                                    3,000     3,000
Gwinett County Hospital Authority RAN,
Series 2001,
Hospital System Project (SunTrust Bank LOC),
1.33%, 9/8/04                                                    2,800     2,800
Macon-Bibb County Urban Development Authority,
Series 2000,
Law Enforcement Center Project
(Wachovia Bank LOC),
1.33%, 9/8/04                                                   13,895    13,895

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Georgia - 5.0% - (continued)
Richmond County Hospital Authority Revenue
Anticipation Certificates, Series 2003, University Health
Services, Inc. Project (SunTrust Bank LOC),
1.33%, 9/8/04                                                   $5,500   $ 5,500
Rockdale County Hospital Authority Revenue
Anticipation Certificates, Series 2002, Rockdale Hospital
(SunTrust Bank LOC),
1.33%, 9/8/04                                                    3,400     3,400
--------------------------------------------------------------------------------
                                                                          47,175
--------------------------------------------------------------------------------
Illinois - 11.1%
Chicago Board of Education, G.O. Unlimited School Reform
Board, Series A PA 616 (FGIC Insured), /(1)/
1.37%, 9/8/04                                                      500       500
Chicago G.O. Refunding VRDB, Series 1998, Citicorp Eagle
Trust 981302 (FSA Insured), /(1)/
1.38%, 9/8/04                                                      500       500
Chicago Multifamily Housing Revenue Bonds, Series 2004B
Renaissance Saint Luke Project (Harris Trust and Savings
Bank LOC),
1.40%, 9/8/04                                                    2,550     2,550
Chicago Park District G.O. Tax Park Project, Series 2001
A61, Wachovia MERLOT (FGIC Insured),
1.40%, 9/8/04                                                    1,515     1,515
Chicago Park District, Series 2004, TAW,
3.00%, 5/2/05                                                    2,000     2,019
Chicago School Reform Board G.O. Bonds, Series 1996,
Bank of America Variable Rate Certificates
(MBIA Insured), /(1)/
1.42%, 9/8/04                                                    4,900     4,900
Chicago Tender Notes,
Series 2004 (State Street Bank & Trust LOC),
1.05%, 1/13/05                                                   1,290     1,286
City of Aurora VRDB, Series 2003,
Community Counseling Center of Fox Valley Project
(Harris Trust and Savings Bank LOC),
1.38%, 9/8/04                                                    3,210     3,210
City of Evanston, Series 2002A,
G.O. Sherman Plaza Project,
1.34%, 9/8/04                                                    6,200     6,200
Cook County,
Variable Rate Series E,
1.33%, 9/8/04                                                    6,800     6,800
Cook County Community Counseling School District #201,
Series 2004, Wheeling Educational Purpose TAWS,
3.00%, 3/1/05                                                    3,250     3,272

         MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Illinois - 11.1% - (continued)
Illinois Development Finance Authority Revenue Bonds,
Series 2003, Rosecrane Inc. Project (Bank One LOC),
1.35%, 9/8/04                                                   $4,150    $4,150
Illinois Development Finance Authority Revenue VRDB,
Series 1994, Aurora Central Catholic High School Project
(Allied Irish Bank LOC),
1.60%, 9/8/04                                                    1,000     1,000
Illinois Development Finance Authority Revenue VRDB,
Series 1994,
WBEZ Alliance Project (LaSalle Bank LOC),
1.35%, 9/8/04                                                      200       200
Illinois Development Finance Authority Revenue VRDB,
Series 2000,
Oak Crest Residence Project (Bank One LOC),
1.50%, 9/8/04                                                    1,200     1,200
Illinois Development Finance Authority Revenue VRDB,
Series 2000,
WTTW Communications, Inc. Project (LaSalle Bank LOC),
1.35%, 9/8/04                                                    1,200     1,200
Illinois Development Finance Authority Revenue VRDB,
Series 2001C,
Evanston Northwestern Project (Evanston Northwestern
Healthcare Gtd.),
1.35%, 9/8/04                                                    4,985     4,985
Illinois Development Finance Authority VRDB, Series 2001,
Oak Park Residence Corp. Project (LaSalle Bank LOC),
1.34%, 9/8/04                                                    1,650     1,650
Illinois Education Facilities Authority Revenue Bonds,
Series 2000,
Lake County Family YMCA (Harris Trust and Savings LOC),
1.35%, 9/8/04                                                      100       100
Illinois Educational Facilities Authority Revenue Bonds,
University of Chicago Project,
1.65%, 7/28/05                                                   5,000     5,000
Illinois Educational Facilities Authority Revenue Bonds,
Series 2003,
Elmhurst College Project (Bank One LOC),
1.35%, 9/8/04                                                    3,000     3,000
Illinois Educational Facilities Authority Revenue Bonds,
Series 2003B,
Augustana College Project (LaSalle Bank LOC),
1.37%, 9/8/04                                                    3,590     3,590
Illinois Educational Facilities Authority, Series 1997B,
Shedd Aquarium Society Project (Bank of America LOC),
1.37%, 11/16/04                                                  9,000     9,000
Illinois First VRDB, Series 2002, Wachovia
MERLOTS Series 2002B-2004 (MBIA Insured), /(1)/
1.40%, 9/8/04                                                    6,280     6,280
Illinois Health Facilities Authority Revenue Bonds,
Series 1994,
Gottlieb Health Resources, Inc. Project (Harris Trust and
Savings Bank LOC),
1.35%, 9/8/04                                                    3,400     3,400

         MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Illinois - 11.1% - (continued)
Illinois Health Facilities Authority Revenue Bonds,
Series 1996,
Evanston Hospital Corp. (Evanston Northwestern
Healthcare, Gtd.),
1.40%, 11/12/04                                                 $7,000  $  7,000
Illinois Health Facilities Authority Revenue Bonds,
Series 1996B,
Franciscan Eldercare Village Project (LaSalle Bank LOC),
1.32%, 9/8/04                                                    1,550     1,550
Illinois Health Facilities Authority Revenue Bonds,
Series 1997,
Friendship Village of Schaumburg (LaSalle Bank LOC),
1.33%, 9/8/04                                                    3,900     3,900
McLean County G.O. Demand Notes,
Town of Normal,
1.35%, 9/8/04                                                    4,750     4,750
Regional Transportation Authority, Wachovia MERLOTS
Series 2001-A73 (MBIA Insured), /(1)/
1.40%, 9/8/04                                                    4,950     4,950
Rockford Revenue Bonds, Series 2002,
Wesley Willows Obligation Group (Marshall &
Isley Bank LOC),
1.39%, 9/1/04                                                    3,500     3,500
Will County High School District #204, Series 2004,
Joliet Township G.O.,
6.50%, 1/1/05                                                    2,380     2,422
--------------------------------------------------------------------------------
                                                                         105,579
--------------------------------------------------------------------------------
Indiana - 4.3%
Indiana Health Facilities Authority Revenue VRDB,
Series 2001,
Franciscan Eldercare Project (LaSalle Bank LOC),
1.33%, 9/8/04                                                      500       500
Indiana Health Facilities Financing Authority,
Series 2004,
Margaret Mary Community Hospital Project
(Fifth Third Bank LOC),
1.40%, 9/1/04                                                    7,300     7,300
Indiana Health Facilities Financing Authority Revenue
Bonds,
Series 2001-A4,
Ascension Health Credit Group Project (Ascension Health,
Gtd.),
1.05%, 3/1/05                                                    5,000     5,000
Indiana State Development Finance Authority,
Series 2003,
YMCA of Southwest Indiana Project (Wells Fargo Bank LOC),
1.32%, 9/8/04                                                    5,000     5,000
Indiana State Development Finance Authority VRDB,
Indiana Historical Society Inc. Project (Bank One LOC),
1.35%, 9/8/04                                                    3,000     3,000
Indiana State Educational Facilities Authority,
Series 2003,
Franklin College (Bank One LOC),
1.40%, 9/1/04                                                   10,000    10,000

         MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Indiana - 4.3% - (continued)
Indianapolis Local Public Improvement Bond Bank,
Multipurpose Revenue Bonds, Series D,
5.50%, 1/10/05                                                  $1,095   $ 1,112
Indianapolis Local Public Improvement Bond Bank,
Series 2004E,
2.00%, 1/6/05                                                    3,500     3,508
Indianapolis Local Public Improvement Bond Bank
C.P. Notes, Series 2002A
(KeyBank LOC),
1.28%, 9/22/04                                                   2,274     2,274
Vincennes Economic Development Revenue VRDB,
Knox County ARC (Wells Fargo Bank LOC),
1.32%, 9/8/04                                                    2,900     2,900
--------------------------------------------------------------------------------
                                                                          40,594
--------------------------------------------------------------------------------
Iowa - 3.9%
Grinnell Hospital Revenue Bonds, Series 2001,
Grinnell Regional Medical Center Project (U.S. Bank LOC),
1.40%, 9/1/04                                                    3,000     3,000
Iowa Finance Authority Economic Development Revenue Bonds,
Series 2002, Iowa West Foundation Project (U.S. Bank LOC),
1.35%, 9/8/04                                                    5,600     5,600
Iowa Finance Authority Health Care Facilities Revenue
VRDB, Series 2003A,
St. Luke's Health Foundation of Sioux City Project
(General Electirc Capital Corp. LOC),
1.33%, 9/8/04                                                    6,300     6,300
Iowa Finance Authority Private College Revenue Bonds,
Series 2001,
Drake University Project (U.S. Bank LOC),
1.40%, 9/1/04                                                    7,400     7,400
Iowa Finance Authority Retirement Community Reveune Bonds,
Series 2003B, Wesley Retirement Services Project
(Wells Fargo Bank LOC),
1.33%, 9/8/04                                                    6,010     6,010
Iowa Finance Authority Revenue Bonds, Series 2003,
Museum of Art Foundation Project (U.S. Bank LOC),
1.40%, 9/1/04                                                    3,450     3,450
Iowa Higher Education Loan Authority Revenue VRDB,
Series 2002, Luther College Project (U.S. Bank LOC),
1.33%, 9/8/04                                                    5,500     5,500
--------------------------------------------------------------------------------
                                                                          37,260
--------------------------------------------------------------------------------
Kansas - 1.0%
Johnson County Unified School District No. 512 VRDB,
Series 2001-A92, /(1)/
Wachovia MERLOTS,
1.40%, 9/8/04                                                   9,495      9,495
--------------------------------------------------------------------------------
                                                                           9,495
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Kentucky - 0.9%
Kenton County Airport Board, Series 2000B,
Delta Air Inc. Project (General Electric Capital Corp.
LOC),
1.33%, 9/8/04                                                   $7,700    $7,700
Mason County PCR VRDB, Series 1984B-1,
East Kentucky Power Project
(National Rural Utilities Cooperative Finance Gtd.),
1.50%, 9/8/04                                                      605       605
--------------------------------------------------------------------------------
                                                                           8,305
--------------------------------------------------------------------------------
Louisiana - 0.2%
New Orleans G.O. VRDB, Series 1998,
Wachovia MERLOTS Series 2002-A20 (FGIC Insured), /(1)/
1.40%, 9/8/04                                                    2,105     2,105
--------------------------------------------------------------------------------
                                                                           2,105
--------------------------------------------------------------------------------
Maryland - 0.6%
Gaithersburg Economic Development Revenue VRDN,
Series 1997,
Asbury Methodist Project (MBIA Insured),
1.33%, 9/8/04                                                    5,500     5,500
Howard County Revenue VRDB, Series 2002A,
Vantage House Facilities Project (LaSalle Bank LOC),
1.33%, 9/8/04                                                      400       400
--------------------------------------------------------------------------------
                                                                           5,900
--------------------------------------------------------------------------------
Massachusetts - 0.5%
Brockton Housing Development Corp. Multifamily Housing
Revenue VRDB,
Series 1992A,
Lehman Floating Rate Trust Receipts, Series 2002-L48
(FNMA Gtd.), /(1)/
1.37%, 9/8/04                                                    4,485     4,485
--------------------------------------------------------------------------------
                                                                           4,485
--------------------------------------------------------------------------------
Michigan - 3.1%
Detroit Sewage Disposal System VRDN, Series 2001-A103 ,
Wachovia MERLOTS (FGIC Insured), /(1)/
1.40%, 9/8/04                                                    6,280     6,280
Grand Rapids Economic Development Corp. Revenue Bonds,
Series 1991A,
Amway Hotel Project (Standard Federal Bank LOC),
1.40%, 9/8/04                                                    3,575     3,575
Kentwood Economic Development Corp. VRDN, Series 2002,
Holland Home Obligated Group Project (LaSalle Bank LOC),
1.33%, 9/8/04                                                    2,000     2,000
Michigan Municipal Bond Authority Revenue Notes,
2004 Series B-1,
3.00%, 8/19/05                                                   2,000     2,027
3.00%, 8/23/05                                                   5,000     5,069

         MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Michigan - 3.1% - (continued)
Michigan State Hospital Finance Authority Revenue,
Series 2004B,
Holland Community Hospital (Bank One LOC),
1.36%, 9/8/04                                                  $ 5,000   $ 5,000
Michigan State Hospital Finance Authority, Series 2003A,
Crittenton Hospital (Comerica Bank LOC),
1.36%, 9/1/04                                                    5,650     5,650
--------------------------------------------------------------------------------
                                                                          29,601
--------------------------------------------------------------------------------
Minnesota - 3.9%
Mankato Multifamily Revenue Bonds, Series 1997,
Highland Hills Project (LaSalle Bank LOC),
1.40%, 9/1/04                                                    1,000     1,000
Minneapolis Housing Revenue Bonds, Series 1988,
Symphony Place Project (Colld. by FHLMC Securities),
1.34%, 9/8/04                                                    8,910     8,910
Minneapolis Student Housing, Series 2003,
Riverton Community Housing Project (LaSalle Bank LOC),
1.40%, 9/8/04                                                    7,200     7,200
Minnesota State G.O., Series 2003,
Citigroup ROCS RR II-R Series 4309, /(1)/
1.38%, 9/8/04                                                    3,670     3,670
Minnesota State Higher Education Facilities Authority
Revenue, Series 20045Z,
University St. Thomas (LaSalle Bank LOC),
1.35%, 9/8/04                                                   10,000    10,000
St. Louis Park Multifamily Revenue, Series 2004,
Parkshore Senior Project (FHLMC Gtd.),
1.30%, 9/8/04                                                    5,293     5,293
St. Paul Port Authority District,
Series 2001-1 (Dexia Credit Local LOC),
1.40%, 9/1/04                                                    1,300     1,300
--------------------------------------------------------------------------------
                                                                          37,373
--------------------------------------------------------------------------------
Mississippi - 0.9%
Jackson County PCR Refunding Bonds, Series 1993,
Chevron USA Inc. Project (ChevronTexaco Corp. Gtd.),
1.35%, 9/1/04                                                    2,100     2,100
Jackson Redevelopment Authority Urban Renewal
Revenue VRDB,
Jackson Med Mall Foundation Project A (Bank One LOC),
1.35%, 9/8/04                                                      185       185
Medical Center Educational Building,
Adult Hospital Project (AMBAC Insured),
1.32%, 9/1/04                                                    1,150     1,150

         MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Mississippi - 0.9% - (continued)
Medical Center Educational Building, Series 2004,
Pediatric & Research Facility (AMBAC Insured),
1.32%, 9/8/04                                                   $5,300   $ 5,300
--------------------------------------------------------------------------------
                                                                           8,735
--------------------------------------------------------------------------------
Missouri - 1.8%
Missouri Health & Educational Facilities VRDB,
Series 1999,
Pooled Hospital Freeman Health System Project
(KBC Bank LOC),
1.83%, 9/8/04                                                    3,960     3,960
Missouri State Health & Educational Facilities,
Series 2002,
De Smet Jesuit High School (U.S. Bank LOC),
1.40%, 9/1/04                                                    1,700     1,700
Missouri State Health & Educational Facilities,
Series 2002A,
Christian Brothers Project (U.S. Bank LOC),
1.40%, 9/1/04                                                    1,700     1,700
Missouri State Health & Educational Facilities Authority,
Series 2000,
Medical Research Facilities Stowers Institution
(MBIA Insured),
1.35%, 9/8/04                                                    4,300     4,300
Missouri State Health & Educational Facilities Authority
Revenue, Series 2004A,
St. Joseph-St. Pius (Allied Irish Bank LOC),
1.38%, 9/8/04                                                    2,680     2,680
Missouri State Health & Educational Facilities Authority
Revenue Bonds, Series 2001A,
Bethesda Health Group Project (U.S. Bank LOC),
1.40%, 9/1/04                                                      100       100
State of Missouri Health and Educational Facilities,
Series 2000B,
The Washington University,
1.35%, 9/1/04                                                    1,100     1,100
The Curators of the University of Missouri, Series 2001A,
University of Missouri,
1.35%, 9/1/04                                                    1,150     1,150
--------------------------------------------------------------------------------
                                                                          16,690
--------------------------------------------------------------------------------
Nevada - 0.9%
Clark County School District, Series 2004B,
JP Morgan PUTTER Series 398 (FSA Corp. Insured),
1.36%, 9/8/04                                                    3,470     3,470
Las Vegas Water, Series 2003B,
Wachovia MERLOTS Series 2003B010 (MBIA Insured),
1.40%, 9/8/04                                                      295       295
Nevada Municipal Bond Bank Revenue VRDB,
Series 1997-SGB 31 (FGIC Insured), /(1)/
1.38%, 9/8/04                                                    5,165     5,165
--------------------------------------------------------------------------------
                                                                           8,930
--------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
New Jersey - 0.6%
New Jersey State, Series 2004A,
TANS,
3.00%, 6/24/05                                                 $ 5,800   $ 5,870
--------------------------------------------------------------------------------
                                                                           5,870
--------------------------------------------------------------------------------
New York - 3.2%
City of New York G.O. Bonds, Series 2004,
Citigroup ROC RR II 251A (Citigroup Global Markets
LOC), /(1)/
1.39%, 9/8/04                                                   26,900    26,900
New York State G.O.,
Series 2000B (Dexia Bank LOC),
1.58%, 8/4/05                                                    3,000     3,000
--------------------------------------------------------------------------------
                                                                          29,900
--------------------------------------------------------------------------------
North Carolina - 1.1%
North Carolina Medical Care Commission Health Care
Facilities Revenue VRDB,
Series 2002, First Mortgage, Southminster (Wachovia
Bank LOC),
1.33%, 9/8/04                                                    3,470     3,470
North Carolina Medical Care Commission Health Care
Facilities Revenue VRDB,
Wachovia MERLOTS Series 2001-A39, Provident Place Project
(Colld. by GNMA Securities),
1.40%, 9/8/04                                                    7,375     7,375
--------------------------------------------------------------------------------
                                                                          10,845
--------------------------------------------------------------------------------
North Dakota - 0.1%
Ward County Health Care Facilities VRDB, Series 2002A,
Trinity Obligation Group Project (US Bank LOC),
1.40%, 9/1/04                                                      700       700
--------------------------------------------------------------------------------
                                                                             700
--------------------------------------------------------------------------------
Ohio - 2.4%
Akron Ohio Income Tax Revenue Bond, Series 2004A,
ABN Amro MuniTops Certificates Series 2003-37
(FGIC Insured), /(1)/
1.09%, 12/1/04                                                  10,000    10,000
Franklin County Hospital Facility Revenue Refunding Bonds,
Series 1996-C, U.S. Health Corp. of Columbus
(Citibank LOC),
1.30%, 9/8/04                                                    5,490     5,490
Ohio State G.O. Bonds,
Citigroup ROCS RR II R4037, /(1)/
1.38%, 9/8/04                                                    6,985     6,985
--------------------------------------------------------------------------------
                                                                          22,475
--------------------------------------------------------------------------------
Oklahoma - 2.1%
Garfield County IDA VRDB,
Series A, Oklahoma Gas and Electric Co. Project
(Oklahoma Gas and Electric Co. Gtd.),
1.35%, 9/8/04                                                   10,000    10,000

        MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Oklahoma - 2.1% - (continued)
Oklahoma Industrial Authority Hospital Revenue VRDB,
Series 2000, Deaconess Health Care Co. Project
(KBC Bank LOC),
1.46%, 9/8/04                                                  $4,000    $ 4,000
Oklahoma Water Resources Board, Series 1994-A,
State Loan Program Reveune Bonds,
0.98%, 10/1/04                                                  2,000      2,000
Tulsa County Industrial Authority Capital Improvements
Revenue,
Series 2003 A,
1.40%, 11/15/04                                                 4,000      4,000
--------------------------------------------------------------------------------
                                                                          20,000
--------------------------------------------------------------------------------
Oregon - 2.0%
Multnomah County Higher Educational,
Series 2003, Holladay Park Plaza Project
(Allied Irish Bank LOC),
1.37%, 9/1/04                                                   8,400      8,400
Multnomah County Higher Educational Revenue Bonds,
Series 1999, Concordia University Portland Project
(KeyBank NA LOC),
1.40%, 9/1/04                                                   2,115      2,115
Oregon State Housing and Community Services Department,
Series 2004D, SFM Program,
1.16%, 5/5/05                                                   8,000      8,000
--------------------------------------------------------------------------------
                                                                          18,515
--------------------------------------------------------------------------------
Pennsylvania - 0.5%
Delaware Valley Regional Finance Authority Local
Government Revenue VRDN,
Merrill Lynch P-Floats PT-152 (AMBAC Insured), /(1)/
1.37%, 9/8/04                                                   2,300      2,300
State Public School Building Philly Project, Series
2003A42,
Wachovia MERLOTS (FSA Corp. Insured), /(1)/
1.80%, 7/27/05                                                  2,900      2,900
--------------------------------------------------------------------------------
                                                                           5,200
--------------------------------------------------------------------------------
South Carolina - 0.4%
South Carolina State Housing, Finance and Development
Multifamily Revenue VRDB, Series 2001,
East Ridge Apartments Project
(General Electric Capital Corp. LOC), /(1)/
1.44%, 9/8/04                                                   3,900      3,900
--------------------------------------------------------------------------------
                                                                           3,900
--------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Tennessee - 5.4%
Blount County Public Building Authority Revenue Bonds,
Local Government Public Improvement,
Series A-4-A,
1.35%, 9/1/04                                                   $8,600   $ 8,600
City of Chattanoogo 21st Century VRDB,
ABN Amro MuniTops Certificates 2002-25
(MBIA Insured), /(1)/
1.35%, 11/10/04                                                  7,685     7,685
McMinn County IDB Revenue Bonds,
Series 2002, Tennessee Wesleyan College Project (Regions
Bank LOC),
1.40%, 9/8/04                                                    2,530     2,530
Metropolitan Government Nashville & Davidson Counties
Health and
Educational Facilities Board Revenue VRDB,
Ascension Health Credit,
Series 2001B-1,
1.65%, 8/3/05                                                    8,000     8,000
Metropolitan Government Nashville & Davidson Counties
Educational Facilities,
Series 2002, University of Nashville Project (SunTrust
Bank LOC),
1.33%, 9/8/04                                                    1,000     1,000
Sevier County Public Building Authority Local Government
Public
Improvement VRDB (AMBAC Insured),
Series 2000 IV-E-1,
1.36%, 9/1/04                                                    4,100     4,100
Series 2000 IV-E-6,
1.36%, 9/1/04                                                    1,150     1,150
Series 2000 IV-F-2,
1.36%, 9/1/04                                                    2,300     2,300
Series 2001 IV-H-3,
1.36%, 9/1/04                                                    3,000     3,000
Series 2001 IV-I-2,
1.36%, 9/1/04                                                    3,350     3,350
Series 2001 IV-I-3,
1.36%, 9/1/04                                                      970       970
Series 2002 IV-I-4,
1.36%, 9/1/04                                                    2,020     2,020
Series 2002 IV-J-3,
1.36%, 9/1/04                                                    1,700     1,700
Shelby Health, Educational and Housing Facilities Board
Revenue VRDB,
Series 2003, St. Benedict High School Project (Amsouth
Bank LOC),
1.37%, 9/8/04                                                    5,000     5,000
--------------------------------------------------------------------------------
                                                                          51,405
--------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Texas - 13.3%
Bastrop Independent School District VRDB, Series 1997
SGB-37,
Soc Gen Municipal Securities Trust (PSF of Texas
Gtd.), /(1)/
1.38%, 9/8/04                                                  $   400   $   400
Bexar County Health Facilities Development Corp. Revenue
Bonds,
Air Force Village (Bank of America LOC),
1.33%, 9/8/04                                                    8,800     8,800
Comal Independent School District VRDB, Series 1999-9,
ABN Amro MuniTops Certificates (PSF of Texas Gtd.), /(1)/
1.39%, 9/8/04                                                    1,300     1,300
Cypress-Fairbanks, Series 2004-C16,
Wachovia MERLOTS (PSF of Texas Gtd.), /(1)/
1.40%, 9/8/04                                                    4,400     4,400
Dallas G.O. Refunding Bonds, Series 1998-93,
Morgan Stanley Floating Rate Certificates, /(1)/
1.36%, 9/8/04                                                    1,105     1,105
Fort Bend School District VRDB, Series 2004-A03,
Wachovia MERLOTS (PSF of Texas Gtd.), /(1)/
1.40%, 9/8/04                                                    7,040     7,040
Grand Prairie Housing Finance Corp. Multifamily Housing
Revenue VRDB,
Series 1985, Lincoln Windcliff Project (General Electric
Capital Corp Gtd.),
1.38%, 9/8/04                                                      500       500
Harris County Health Facilities Development Corp. Revenue
VRDB, Series 1999,
YMCA of Greater Houston (Bank One LOC),
1.35%, 9/1/04                                                    5,000     5,000
Harris County Health Facilities Development Corp. Revenue
VRDB, Series 2001-A87,
Wachovia MERLOTS (U.S. Treasuries Escrowed), /(1)/
1.40%, 9/8/04                                                    6,375     6,375
Harris County Health Facilities Development Corp. Revenue
VRDB, Series 2002,
Methodist Hospital,
1.35%, 9/1/04                                                   31,945    31,945
Harris County Toll Road State G.O. Refunding Bonds, Series
2003-B,
Citigroup ROC RR II 4541, /(1)/
1.38%, 9/8/04                                                    7,895     7,895
Houston Utility System Revenue Bonds, Series 2004-C17,
Wachovia MERLOTS (MBIA Insured), /(1)/
1.40%, 9/8/04                                                    3,000     3,000
Irving School District VRDB,
Series 2004A (PSF of Texas Gtd.),
2.10%, 8/1/05                                                    5,000     5,023
Keller Independent School District VRDB,
ABN Amro MuniTops Series 2001-26,
(PSF of Texas Gtd.), /(1)/
1.39%, 9/8/04                                                    2,500     2,500

        MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Texas - 13.3% - (continued)
Northside Independent School District,
Series 2003A (PSF of Texas Gtd.),
1.67%, 6/15/05                                                $ 2,000   $  2,000
Sabine River Authority PCR Bonds Clipper Trust,
Series 1984 (MBIA Insured), /(1)/
1.05%, 9/8/04                                                   9,995      9,995
Sabine River NRU-84Q Industrial Authority VRDB,
Series 1984 (National Rural Utilities Cooperative Finance
Co. Gtd.),
1.45%, 2/15/05                                                  1,225      1,225
State of Texas TRANS, Series 2004,
3.00%, 8/31/05                                                 25,000     25,343
Wallis Higher Educational Facilities, Series 2003,
St. Mark's Episcopal School Project (Bank One LOC),
1.35%, 9/8/04                                                   1,950      1,950
--------------------------------------------------------------------------------
                                                                         125,796
--------------------------------------------------------------------------------
Virginia - 1.0%
Harrisonburg IDA VRDB Bonds, Series 2000,
Wachovia Pooled Loan Program (Wachovia Bank LOC),
1.33%, 9/8/04                                                   4,500      4,500
Virginia College Building Authority,
Series 2004, University of Richmond Project,
1.33%, 9/8/04                                                   5,000      5,000
--------------------------------------------------------------------------------
                                                                           9,500
--------------------------------------------------------------------------------
Washington - 4.3%
King County G.O. Refunding Bonds, Series 1998 B,
ABN Amro Munitops Certificates, Series 2001-1 (MBIA
Insured), /(1)/
1.39%, 9/8/04                                                   7,500      7,500
State of Washington Variable Purpose G.O. Bonds, Series
2000B,
Citicorp Eagle Trust Series 20004701, /(1)/
1.38%, 9/8/04                                                   2,300      2,300
Washington State G.O. Refunding VRDB,
Citicorp Eagle Trust Series 1993C, /(1)/
1.38%, 9/8/04                                                   3,848      3,848
Washington State Higher Educational Facilities,
Series 2003A, Cornish College of Arts Project
(Bank of America LOC),
1.35%, 9/8/04                                                   1,900      1,900
Washington State, Series 2003,
Association of Community and Migrant Health Centers
Project (US Bank LOC),
1.38%, 9/8/04                                                   2,980      2,980

        MONEY MARKET PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Washington - 4.3% - (continued)
Washington State G.O. Bonds, Series 1993B,
Soc Gen Trust SGB-13, /(1)/
1.38%, 9/8/04                                                  $21,950   $21,950
--------------------------------------------------------------------------------
                                                                          40,478
--------------------------------------------------------------------------------
West Virgina - 0.4%
West Virgina State Hospital Finance Authority,
Series 2003A-1, Pallottine Health Services Inc. Project
(Bank One LOC),
1.35%, 9/8/04                                                    4,000     4,000
--------------------------------------------------------------------------------
                                                                           4,000
--------------------------------------------------------------------------------
Wisconsin - 4.2%
Franklin Community Development Authority Revenue Bonds
Indian
Community School of Milwaukee Project, Series 2002
(Bank One LOC),
1.35%, 9/8/04                                                   12,000    12,000
Wauwatosa Housing Authority Adjustable Rate
Put Option,
Series 1995, San Camillo, Inc.
Project (US Bank LOC),
1.33%, 9/8/04                                                    1,700     1,700
Wisconsin Health & Educational Facilities Authority
Revenue,
Series 94A, Sinai Samaritan Medical Center
(Marshall & Ilsley Bank LOC),
1.35%, 9/8/04                                                    2,562     2,562
Wisconsin Health & Educational Facilities Authority
Revenue,
Series 2004, Maranatha Baptist (Bank One LOC),
1.33%, 9/8/04                                                   10,800    10,800
Wisconsin Health & Educational Facilities Authority
Revenue Bonds,
Series 2004, Wisconsin Institution Torah
Study, Inc. Project (Harris Trust and Savings Bank LOC),
1.33%, 9/8/04                                                    3,315     3,315
Wisconsin Health & Educational Facilities Authority
Revenue VRDB,
Capital Access Pool Vernon Memorial Hospital
(US Bank LOC), Series 2002A,
1.40%, 9/1/04                                                      900       900
Series 2002B,
1.40%, 9/1/04                                                    2,565     2,565
Wisconsin Health & Educational Facilities Authority
Revenue VRDB,
Series 2002, Pooled Loan Financing Program
(US Bank LOC),
1.34%, 9/8/04                                                    5,000     5,000
Wisconsin State Health and Educational Facilities, Series
2003,
Agnesian Healthcare Project (Marshall & Ilsley Bank
LOC),
1.40%, 9/1/04                                                      500       500
--------------------------------------------------------------------------------
                                                                          39,342
--------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.7% - CONTINUED
Multiple States Pooled Security - 1.1%
Clipper Multistate Tax-Exempt Trust
Certificates, Series 1998A, /(1)/
1.44%, 9/8/04                                                 $10,355   $ 10,355
--------------------------------------------------------------------------------
                                                                          10,355
--------------------------------------------------------------------------------
Total Municipal Investments (Cost $935,828)                              935,828
--------------------------------------------------------------------------------

                                                            NUMBER OF
                                                              SHARES      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
Investment Companies - 0.3%
AIM Tax-Exempt Cash Fund                                        1,782      1,782
Dreyfus Tax-Exempt Cash Management Fund                           716        716
--------------------------------------------------------------------------------
Total Investment Companies (Cost $2,498)                                   2,498
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments - 99.0% (Cost $938,326) /(2)/                          938,326
Other Assets less Liabilities - 1.0%                                       9,226
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $947,552

At August 31, 2004, the Municipal Portfolio's investments were diversified as follows:

INDUSTRY SECTOR                                                       PERCENTAGE
--------------------------------------------------------------------------------
Educational Services                                                       17.7%
Executive, Legislative and General Government                              19.7
Gas, Electric Services and Combined Utilities                               8.1
General Medical and Surgical                                               13.4
Health & Social Services                                                    5.0
Residential Care                                                            5.8
Urban & Community Development                                               6.9
All other sectors less than 5%                                             23.4
--------------------------------------------------------------------------------
Total                                                                     100.0%

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of these securities amounted to approximately $218,238,000 or 23.0% of net assets.
/(2)/ The cost for federal income tax purposes was $938,326.

        MONEY MARKET PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC      American Municipal Bond Assurance Corporation

Colld.     Collateralized

CP         Commercial Paper

COP        Certificate of Participation

FGIC       Financial Guaranty Insurance Corporation

FHLMC      Freddie Mac

FNMA       Fannie Mae

FSA        Financial Security Assurance

GNMA       Government National Mortgage Association

G.O.       General Obligation

Gtd.       Guaranteed

HFA        Housing Finance Authority

IDA        Industrial Development Authority

IDB        Industrial Development Board

LOC        Letter of Credit

MBIA       Municipal Bond Insurance Association

MERLOTS    Municipal Exempt Receipts Liquidity Optional Tender

PCR        Pollution Control Revenue

PUTTER     Puttable Tax-Exempt Receipts

P-Floats   Puttable Floating Rate Security

        MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS (continued)

PSF        Permanent School Fund

RAN        Revenue Anticipation Note

ROC        Reset Option Certificates

SFM        Single Family Mortgage

Soc Gen    Societe Generale

SGB        Societe Generale Bank

TAN        Tax Anticipation Notes

TAW        Tax Anticipation Warrants

TRAN       Tax and Revenue Anticipation Notes

VRDB       Variable Rate Demand Bonds

VRDN       Variable Rate Demand Notes

        MONEY MARKET PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED NOTES - 2.5%
Auto Receivables - 1.9%
Daimler Chrysler Auto Trust, Series 2004-A, Class A1,
/(1)/
1.07%, 3/8/05                                                  $ 1,209   $ 1,209
Ford Credit Auto Owner Trust, Series 2004-A, Class A1,
1.24%, 2/15/05                                                   4,762     4,762
Honda Auto Receivables Owner Trust, Series 2004-1,
Class A1,
1.14%, 4/21/05                                                   5,093     5,091
Wachovia Auto Owner Trust, Series 2004-A, Class A1,
1.57%, 6/20/05                                                   3,922     3,922
                                                                         -------
                                                                          14,984
International Receivables - 0.5%
Granite Mortgages PLC FRN, Series 2004-1, Class 1A1,
1.56%, 9/20/04                                                     499       499
Permanent Financing PLC FRN, Series 5, Class 1A,
1.55%, 9/10/04                                                   3,000     3,000
                                                                         -------
                                                                           3,499
Structured Investment Vehicles - 0.1%
Dorada Finance Inc., /(1)/
1.50%, 11/17/04                                                  1,000     1,000
--------------------------------------------------------------------------------
Total Asset-Backed Notes (Cost $19,483)                                   19,483
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 24.7%
Domestic Depository Institutions - 4.2%
Citibank, New York,
1.65%, 11/19/04                                                 15,000    15,000
Discover Bank, Delaware,
1.62%, 10/15/04                                                  2,000     2,000
Southtrust Bank, N.A., New York,
1.48%, 9/20/04                                                   4,000     4,000
Washington Mutual Bank FA, Stockton, CA,
1.47%, 9/20/04                                                   2,000     2,000
Wells Fargo Bank, N.A., San Francisco, CA,
1.52%, 9/9/04                                                    5,000     5,000
1.53%, 9/23/04                                                   5,000     5,000
                                                                         -------
                                                                          33,000
Foreign Depository Institutions - 20.5%
Alliance & Leicester, London Branch,
1.50%, 9/24/04                                                   5,000     5,000
Banco Bilbao Vizcaya Argentaria, London Branch,
1.94%, 2/28/05                                                   3,000     3,000
Bank of Nova Scotia, FRN,
1.57%, 9/30/04                                                   4,000     3,999
Barclays Bank PLC, New York Branch, FRN,
1.50%, 9/13/04                                                   1,000     1,000
1.52%, 9/20/04                                                   3,000     2,999
1.54%, 9/24/04                                                   5,000     4,999
1.54%, 9/27/04                                                   3,000     2,999
1.57%, 9/30/04                                                   5,000     4,999
Barclays Bank, London Branch,
1.90%, 2/25/05                                                   5,000     5,000
BNP Paribas, New York Branch, FRN,
1.48%, 9/24/04                                                   4,000     4,000
1.63%, 11/8/04                                                   4,000     4,000
1.20%, 11/23/04                                                  3,000     2,998
CIBC New York Branch, FRN,
1.42%, 9/2/04                                                    5,000     4,999
CALYON, London Branch,
1.16%, 9/7/04                                                    6,000     6,000
CALYON, New York Branch,
1.29%, 12/31/04                                                  1,000     1,000

     PRIME OBLIGATIONS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 24.7% - CONTINUED
Foreign Depository Institutions - 20.5% - (continued)
Credit Industriel et Commercial, New York Branch,
1.47%, 9/22/04                                                $ 3,000   $  3,000
Credit Suisse First Boston, New York Branch,
1.47%, 9/22/04                                                  5,000      5,000
Deutsche Bank, New York Branch,
1.16%, 9/17/04                                                  3,000      3,000
Fortis Bank, New York Branch,
1.94%, 2/28/05                                                  4,000      4,000
HBOS Treasury Services, London Branch,
1.08%, 9/30/04                                                  2,000      2,000
1.91%, 2/28/05                                                  6,000      6,000
Lloyds TSB Bank, New York Branch,
1.66%, 11/26/04, FRN                                            1,000      1,000
1.74%, 12/6/04                                                  5,000      5,000
National Australia Bank, London Branch,
1.28%, 4/5/05                                                   2,000      2,000
Nordea Bank Finland, New York Branch,
1.51%, 9/9/04, FRN                                              2,000      2,000
1.55%, 9/20/04, FRN                                             2,000      2,000
1.68%, 11/26/04, FRN                                            1,000      1,000
1.22%, 12/6/04                                                  5,000      5,000
Royal Bank of Canada, New York Branch,
1.52%, 9/20/04, FRN                                             3,000      2,999
1.57%, 9/30/04, FRN                                             5,000      4,999
1.27%, 12/31/04                                                 1,000      1,000
Royal Bank of Scotland, New York Branch, FRN,
1.49%, 9/9/04                                                   4,000      3,999
Societe Generale, London Branch,
1.24%, 10/12/04                                                 2,000      2,000
1.56%, 10/20/04                                                 2,000      2,000
1.22%, 12/6/04                                                  5,000      5,000
1.76%, 12/23/04                                                 2,000      2,000
Societe Generale, New York Branch,
1.51%, 9/13/04, FRN                                             1,000      1,000
1.16%, 9/17/04                                                  3,000      3,000
1.51%, 9/30/04, FRN                                             6,000      6,000
1.58%, 9/30/04, FRN                                             1,000      1,000
Toronto Dominion Bank, New York Branch,
1.43%, 9/16/04                                                  3,000      3,000
1.12%, 12/29/04                                                10,000     10,000
1.28%, 4/5/05                                                   2,000      2,000
UBS AG, Stamford Branch, FRN,
1.27%, 9/8/04                                                   8,000      7,994
Unicredito Italiano, London
1.36%, 9/9/04                                                   2,000      2,000
1.56%, 10/19/04                                                 3,000      3,000
                                                                        --------
                                                                         160,983
--------------------------------------------------------------------------------
Total Certificates of Deposits (Cost $193,983)                           193,983
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 26.2%
Auto Receivables - 2.8%
FCAR1 Owner Trust,
1.58%, 10/15/04                                                4,000      3,992
1.54%, 10/18/04                                                4,000      3,992

     PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 26.2% - CONTINUED
Auto Receivables - 2.8% - (continued)
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002-1, /(1)/
1.42%, 9/2/04                                                   $1,000   $ 1,000
1.54%, 9/8/04                                                    3,000     2,999
1.54%, 9/27/04                                                   1,500     1,498
1.62%, 10/12/04                                                  2,800     2,795
1.64%, 10/18/04                                                  3,000     2,994
1.70%, 10/29/04                                                  3,000     2,992
                                                                         -------
                                                                          22,262
Credit Card Master Trusts - 3.7%
Citibank Credit Card Master Trust, Dakota Certificates,
1.56%, 9/16/04                                                   2,000     1,997
1.57%, 10/5/04                                                   2,000     1,996
1.57%, 10/7/04                                                   8,000     7,987
1.59%, 10/12/04                                                  2,000     1,999
MBNA Credit Card Master Trust, Emerald Certificates, /(1)/
1.46%, 9/15/04                                                   3,425     3,423
1.48%, 9/22/04                                                   1,000       999
1.59%, 10/5/04                                                   5,000     4,992
1.62%, 10/13/04                                                  1,000       998
1.71%, 10/28/04                                                  5,000     4,986
                                                                         -------
                                                                          29,377
Foreign Depository Institutions - 1.2%
Banco Santander Central Hispano,
1.08%, 9/21/04                                                   4,000     3,998
Spintab AB/Swedmortgage,
1.44%, 9/21/04                                                   5,000     4,996
                                                                         -------
                                                                           8,994
International Receivables - 0.3%
Bills Securitization Ltd.,
1.89%, 2/18/05                                                   2,000     1,982
                                                                         -------
Multi-Seller Conduits - 12.1%
Amstel Funding Corp.,
1.08%, 9/27/04                                                   5,000     4,996
1.60%, 10/27/04                                                  2,000     1,995
1.75%, 12/6/04                                                   3,000     2,986
1.83%, 12/30/04                                                  2,000     1,988
1.89%, 1/31/05                                                   3,000     2,976
Amsterdam Funding Corp.,
1.59%, 10/7/04                                                   3,000     2,995
Apreco,
1.61%, 10/6/04                                                   2,000     1,997
Bryant Park Funding LLC,
1.59%, 10/8/04 /(1)/                                             1,175     1,173
1.60%, 10/12/04                                                  1,000       998
Charta Corp.,
1.61%, 10/14/04                                                  3,000     2,994
Clipper Receivables Corp.,
1.58%, 9/1/04                                                    8,000     8,000
Crown Point Capital Co.,
1.66%, 11/3/04                                                   2,000     1,994
Edison Asset Securitization,
1.62%, 10/20/04                                                  1,000       998
1.84%, 12/13/04                                                  3,000     2,984

     PRIME OBLIGATIONS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 26.2% - CONTINUED
Multi-Seller Conduits - 12.1% - (continued)
Eiffel Funding LLC, /(1)/
1.55%, 10/15/04                                                 $1,000   $   998
Fairway Finance Corp.,
1.27%, 9/1/04                                                    2,000     2,000
1.51%, 9/14/04                                                   1,216     1,215
Legacy Capital LLC,
1.12%, 9/10/04                                                   6,000     5,998
1.56%, 9/23/04                                                   2,000     1,998
Lexington Parker Capital,
1.11%, 9/1/04                                                    6,000     6,000
1.26%, 9/1/04, FRN                                               1,000     1,000
1.54%, 9/14/04, FRN                                              1,000     1,000
1.66%, 11/3/04                                                   2,000     1,994
Liberty Street Funding Co., /(1)/
1.60%, 10/4/04                                                   7,000     6,990
Park Avenue Receivables,
1.45%, 9/13/04                                                   5,000     4,998
Regency Markets, Inc.,
1.53%, 9/20/04                                                   3,000     2,998
Sheffield Receivables Corp.,
1.49%, 9/2/04                                                    5,000     5,000
1.57%, 9/27/04, FRN                                              1,000     1,000
Thames Asset Global Securitization No. 1, Inc.,
1.66%, 11/10/04                                                  3,000     2,990
Thunder Bay Funding, Inc.,
1.66%, 11/8/04                                                   2,000     1,994
Variable Funding,
1.60%, 9/1/04                                                    7,000     7,000
Victory Receivables Corp.,
1.67%, 11/12/04                                                  1,000       997
                                                                         -------
                                                                          95,244
Non-Depository Personal Credit - 1.3%
General Electric Capital Corp.,
1.14%, 10/4/04                                                   2,000     1,998
1.66%, 11/19/04                                                  8,000     7,971
                                                                         -------
                                                                           9,969
Single Seller Conduits - 0.4%
Ticonderoga Funding LLC, /(1)/
1.50%, 9/2/04                                                    3,000     3,000
                                                                         -------
Structured Investment Vehicles - 4.3%
CC USA Inc., /(1)/
1.67%, 11/15/04                                                  1,000       997
Dorada Finance Inc., /(1)/
1.65%, 11/1/04                                                   3,000     2,992
Grampian Funding Ltd.,
1.14%, 9/13/04                                                   3,000     2,999
1.57%, 10/4/04                                                   3,000     2,996
1.85%, 12/13/04                                                  4,000     3,979
1.77%, 12/29/04                                                  1,000       994
Mane Funding Corp.,
1.67%, 11/16/04                                                  2,000     1,993
Perry Global Funding LLC,
1.57%, 10/21/04                                                  2,000     1,996
Scaldis Capital LLC,
1.48%, 9/13/04                                                   2,000     1,999

     PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 26.2% - CONTINUED
Structured Investment Vehicles - 4.3% - (continued)
Solitaire Funding LLC,
1.56%, 9/27/04                                                $ 3,000   $  2,997
1.63%, 10/15/04                                                 1,998      1,994
Surrey Funding Corp.,
1.64%, 10/22/04                                                 2,000      1,995
White Pine Finance LLC,
1.44%, 9/2/04, FRN                                              1,000      1,000
1.16%, 9/7/04                                                   3,000      2,999
1.55%, 9/15/04, FRN                                             2,000      2,000
                                                                        --------
                                                                          33,930
Transportation Equipment - 0.1%
Toyota Motor Credit Corp.,
1.60%, 11/5/04                                                  1,000        997
                                                                        --------
--------------------------------------------------------------------------------
Total Commercial Paper (Cost $205,755)                                   205,755
--------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 17.6%
Bank Holding Companies - 1.9%
JP Morgan Chase & Co., FRN,
1.99%, 11/24/04                                                 5,000      5,007
Wells Fargo & Co., FRN,
1.62%, 9/24/04                                                 10,000     10,001
                                                                        --------
                                                                          15,008
Domestic Depository Institutions - 3.4%
American Express Bank, FSB, FRN,
1.60%, 9/29/04                                                  1,000      1,000
American Express Centurion Bank, FRN,
1.54%, 9/13/04                                                  3,000      3,000
1.58%, 9/27/04                                                  1,000      1,000
1.59%, 9/27/04                                                  1,000      1,000
Bank One, N.A., FRN,
1.52%, 9/15/04                                                  1,000      1,000
1.72%, 11/3/04                                                  3,000      3,001
Fifth Third Bank, FRN,
1.50%, 9/16/04                                                  1,000      1,000
National City Bank, Cleveland, FRN,
1.56%, 9/1/04                                                   2,000      1,999
1.55%, 9/20/04                                                  1,000      1,000
1.68%, 11/9/04                                                  5,000      5,001
1.66%, 11/19/04                                                 7,000      6,999
U.S. Bank, N.A.,
1.27%, 1/10/05                                                  1,000      1,000
                                                                        --------
                                                                          27,000
Foreign Depository Institutions - 1.8%
HBOS Treasury Services PLC, FRN, /(1)/
1.44%, 9/10/04                                                  1,000      1,001
1.71%, 10/29/04                                                 2,000      2,001
Nationwide Building Society, FRN, /(1)/
1.59%, 9/28/04                                                  2,000      2,000
Royal Bank of Canada, FRN,
1.55%, 9/10/04                                                  8,000      8,001
Westpac Banking Corp., FRN,
1.41%, 9/13/04                                                  1,000      1,000
                                                                        --------
                                                                          14,003
Insurance Carriers - 2.2%
ASIF Global Financing XV, FRN, /(1)/
1.51%, 9/2/04                                                   7,000      7,015

     PRIME OBLIGATIONS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 17.6% - CONTINUED
Insurance Carriers - 2.2% - (continued)
Metropolitan Life, FRN, /(1)/
1.61%, 9/15/04                                                $10,000   $ 10,000
                                                                        --------
                                                                          17,015
Non-Depository Personal Credit - 2.3%
American General Finance Corp., FRN,
1.91%, 9/20/04                                                  1,000      1,001
American Honda Finance, FRN, /(1)/
1.64%, 11/4/04                                                  1,000      1,000
General Electric Capital Corp., FRN,
1.65%, 9/7/04                                                   2,000      2,002
1.66%, 9/9/04                                                   2,000      2,002
1.65%, 9/15/04                                                  6,000      6,006
1.82%, 11/3/04                                                  1,000      1,001
Toyota Motor Credit Corp., FRN,
1.03%, 9/23/04                                                  5,000      5,000
                                                                        --------
                                                                          18,012
Security and Commodity Brokers - 4.1%
Goldman Sachs Group,
1.15%, 9/27/04                                                  8,000      8,000
Lehman Brothers Holdings, FRN,
1.73%, 10/22/04                                                 2,000      2,002
Merrill Lynch & Co., FRN,
1.51%, 9/7/04                                                   5,000      5,000
1.81%, 9/10/04                                                  2,000      2,005
1.72%, 9/13/04                                                  2,000      2,002
1.87%, 9/13/04                                                  1,150      1,154
1.90%, 11/23/04                                                 4,000      4,006
Morgan Stanley & Co., FRN,
1.60%, 9/15/04                                                  3,000      3,000
1.64%, 9/27/04                                                  5,000      5,000
                                                                        --------
                                                                          32,169
Structured Investment Vehicles - 1.9%
Beta Finance, Inc., FRN, MTN, /(1)/
1.54%, 9/15/04                                                  1,000      1,000
1.54%, 10/15/04                                                 3,000      3,000
CC USA Inc., FRN, /(1)/
1.51%, 9/9/04                                                   1,000      1,000
1.66%, 11/22/04                                                 6,000      5,999
Dorada Finance Inc., FRN, /(1)/
1.63%, 11/15/04                                                 4,000      3,999
                                                                        --------
                                                                          14,998
                                                                        --------
--------------------------------------------------------------------------------
Total Corporate Notes/Bonds (Cost $138,205)                              138,205
--------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS - 5.2%
Domestic Depository Institutions - 1.6%
Citibank, London,
1.48%, 9/20/04                                                  3,000      3,000
Wells Fargo Bank N.A., San Francisco, Grand Cayman,
1.59%, 9/1/04                                                  10,000     10,000
                                                                        --------
                                                                          13,000
Foreign Depository Institutions - 3.6%
Banco Espanol de Credito, Madrid,
1.57%, 10/19/04                                                 2,000      2,000
Banco Popular Espanol, Madrid,
1.75%, 12/9/04                                                  2,000      2,000

     PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS - 5.2% - CONTINUED
Foreign Depository Institutions - 3.6% - (continued)
Bank Nederlandse Gemeenten, The Hague,
1.17%, 10/7/04                                                 $3,000   $  3,000
Dexia Credit Local de France, Paris,
1.19%, 9/10/04                                                  5,000      5,000
Fortis Bank, Brussels, Belgium,
1.09%, 9/27/04                                                  4,000      4,000
KBC Bank, Dublin,
1.62%, 10/29/04                                                 2,000      2,000
Standard Chartered Bank, London,
1.52%, 9/29/04                                                  2,000      2,000
1.64%, 10/19/04                                                 5,000      5,000
Svenska Handlesbanken, Stockholm,
1.55%, 10/15/04                                                 1,000      1,000
Swedbank, Stockholm,
1.58%, 10/4/04                                                  2,000      2,000
                                                                        --------
                                                                          28,000
--------------------------------------------------------------------------------
Total Eurodollar Time Deposits (Cost $41,000)                             41,000
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 1.0%
Administration of Environmental & Housing Programs - 0.6%
State of Texas G.O. Taxable
Veteran's Land Refunding Bonds, Series 2000,
1.57%, 9/8/04                                                   5,000      5,000
                                                                        --------

Engineering, Accounting and Management - 0.4%
California PCR Environmental Improvement Taxable CP,
Series 1997,
Browning Ferris Project,
1.55%, 9/10/04                                                  3,000      3,000
--------------------------------------------------------------------------------
Total Municipal Investments (Cost $8,000)                                  8,000
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.8% /(2)/
Fannie Mae - 2.0%
FNMA Discount Note
1.53%, 10/20/04                                                 3,000      2,994
FNMA FRN
1.28%, 9/9/04                                                   5,000      4,996
1.56%, 11/6/04                                                  6,000      5,994
FNMA Note
1.36%, 5/3/05                                                   2,000      1,997
                                                                        --------
                                                                          15,981
Federal Home Loan Bank - 0.8%
FHLB FRN
1.04%, 10/5/04                                                  5,000      5,000
FHLB Note
1.55%, 12/8/04                                                  1,000      1,000
                                                                        --------
                                                                           6,000
--------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $21,981)                             21,981
--------------------------------------------------------------------------------
Investments, at Amortized Cost ($628,407)                                628,407
--------------------------------------------------------------------------------

     PRIME OBLIGATIONS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 20.0%
(Colld. at a minimum of 102% by U.S. Government/Agency
Securities)
Credit Suisse First Boston Corp., dated 8/31/04,
repurchase price $50,002
1.59%, 9/1/04                                                $50,000   $ 50,000
Lehman Brothers, Inc., dated 8/31/04,
repurchase price $32,168
1.59%, 9/1/04                                                 32,167     32,167
Merrill Lynch, dated 8/31/04,
repurchase price $50,002
1.59%, 9/1/04                                                 50,000     50,000
UBS Securities LLC, dated 8/31/04,
repurchase price $25,001
1.59%, 9/1/04                                                 25,000     25,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $157,167)                             157,167
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments - 100.0% (Cost $785,574) /(3)/                        785,574
--------------------------------------------------------------------------------
Liabilities less Other Assets - (0.0)%                                      (81)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                    $785,493
--------------------------------------------------------------------------------

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of these securities amounted to approximately $86,050,000 or 11.0% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ The cost for federal income tax purposes was $785,574.

     PRIME OBLIGATIONS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2004 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.  Collateralized

CP      Commercial Paper

FHLB    Federal Home Loan Bank

FNMA    Fannie Mae

FRN     Floating Rate Notes

G.O.    General Obligation

MTN     Medium Term Notes

PCR     Pollution Control Revenue

     PRIME OBLIGATIONS PORTFOLIO 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED NOTES - 0.4%
Auto Receivables - 0.4%
Wachovia Auto Owner Trust,
Series 2004-A, Class A1,
1.57%, 6/20/05                                                 $ 6,536   $ 6,536
--------------------------------------------------------------------------------
Total Asset-Backed Notes (Cost $6,536)                                     6,536
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 11.4%
Domestic Depository Institutions - 0.9%
Discover Bank, Delaware,
1.62%, 10/15/04                                                  2,000     2,000
Southtrust Bank, N.A. New York,
1.72%, 11/24/04                                                  3,000     3,000
Washington Mutual Bank, FA, Stockton, CA,
1.49%, 9/30/04                                                   4,000     4,000
1.60%, 10/22/04                                                  3,000     3,000
Wells Fargo Bank, N.A., San Francisco Branch,
1.60%, 10/1/04                                                   2,000     2,000
                                                                         -------
                                                                          14,000
Foreign Depository Institutions - 10.5%
Barclays Bank PLC, New York Branch, FRN,
1.50%, 9/13/04                                                  10,000     9,999
1.54%, 9/27/04                                                  15,000    14,996
1.55%, 9/27/04                                                  15,000    14,998
BNP Paribas, New York Branch, FRN,
1.48%, 9/24/04                                                  20,000    19,998
CALYON, New York Branch,
1.29%, 12/31/04                                                  3,000     3,000
CIBC New York Branch, FRN,
1.58%, 9/29/04                                                  15,000    14,999
Credit Industriel et Commercial, New York Branch,
1.73%, 11/26/04                                                  1,000     1,000
Lloyds Bank, New York Branch,
1.74%, 12/6/04                                                   3,000     3,000
Lloyds TSB Bank, New York Branch, FRN,
1.49%, 9/29/04                                                  15,000    14,997
Monte Dei Paschi di Siena, New York Branch,
1.75%, 11/30/04                                                  1,000     1,000
Nordea Bank Finland, New York Branch, FRN,
1.51%, 9/9/04                                                    5,000     5,000
1.55%, 9/20/04                                                  10,000     9,999
1.56%, 9/29/04                                                  10,000     9,997
Rabobank Nederland NV, New York Branch, FRN,
1.46%, 9/24/04                                                  15,000    14,997

         LIQUID ASSETS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 11.4% - CONTINUED
Foreign Depository Institutions - 10.5% - (continued)
Royal Bank of Scotland, New York Branch, FRN,
1.49%, 9/9/04                                                 $20,000   $ 19,995
Societe Generale, New York Branch, FRN,
1.51%, 9/30/04                                                  5,000      4,999
Unicredito Italiano, London Branch,
1.09%, 9/21/04                                                  2,000      2,000
1.56%, 10/19/04                                                 7,000      7,000
                                                                        --------
                                                                         171,974
--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $185,974)                            185,974
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 26.9%
Auto Receivables - 1.8%
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002-1, /(1)/
1.42%, 9/2/04                                                  20,000     19,999
1.44%, 9/10/04                                                 10,000      9,996
                                                                        --------
                                                                          29,995
                                                                        --------
Bank Holding Companies - 0.3%
Citicorp,
1.47%, 9/8/04                                                   1,000      1,000
1.55%, 9/17/04                                                  4,000      3,997
                                                                        --------
                                                                           4,997
                                                                        --------
Collateralized Loan Obligations - 0.6%
Moat Funding LLC,
1.64%, 11/2/04                                                  8,000      7,977
1.74%, 11/18/04                                                 1,000        996
                                                                        --------
                                                                           8,973
                                                                        --------
Credit Card Master Trusts - 3.1%
Citibank Credit Card Master Trust, Dakota Certificates,
1.54%, 9/9/04                                                  14,000     13,995
MBNA Credit Card Master Trust, Emerald
Certificates, /(1)/
1.48%, 9/22/04                                                  5,000      4,996
1.59%, 10/5/04                                                 10,000      9,985
1.59%, 10/6/04                                                 17,000     16,973
1.67%, 10/28/04                                                 5,000      4,987
                                                                        --------
                                                                          50,936
                                                                        --------
Electronic and Other Electronic Components - 1.5%
General Electric Capital Services, Inc.,
1.60%, 9/1/04                                                  20,000     20,000
1.14%, 10/4/04                                                  5,000      4,995
                                                                        --------
                                                                          24,995
                                                                        --------

         LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 26.9% - CONTINUED
Foreign Depository Institutions - 0.4%
Banco Santander Central Hispano,
1.08%, 9/21/04                                                 $ 2,000   $ 1,999
Natexis Banques Populaires,
1.71%, 11/22/04                                                  4,000     3,984
                                                                         -------
                                                                           5,983
                                                                         -------
Multi-Seller Conduits - 13.5%
Amstel Funding Corp.,
1.08%, 9/20/04                                                   3,000     2,998
1.08%, 9/24/04                                                   3,000     2,998
1.72%, 11/23/04                                                  2,000     1,992
1.75%, 12/6/04                                                   2,000     1,991
1.83%, 12/30/04                                                  3,000     2,982
1.88%, 1/27/05                                                   3,000     2,977
1.89%, 1/31/05                                                   2,000     1,984
Apreco,
1.53%, 9/20/04                                                   3,000     2,998
Barton Capital Corp.,
1.67%, 11/12/04                                                  2,000     1,993
Bryant Park Funding LLC,
1.61%, 10/8/04 /(1)/                                             8,000     7,987
1.56%, 9/13/04                                                   3,000     2,998
1.54%, 10/13/04                                                  3,000     2,995
Charta Corp.,
1.62%, 10/5/04                                                   6,000     5,991
1.61%, 10/6/04                                                   5,000     4,992
1.63%, 10/21/04                                                  4,000     3,991
Clipper Receivables Corp.,
1.55%, 9/17/04                                                   5,000     4,997
1.55%, 9/20/04                                                   4,000     3,997
1.59%, 10/21/04                                                  2,000     1,995
Crown Point Capital Co.,
1.50%, 9/3/04                                                   14,000    13,999
1.66%, 11/3/04                                                   6,000     5,982
Edison Asset Securitization,
1.61%, 10/20/04                                                  5,000     4,989
Eiffel Funding LLC,
1.47%, 9/9/04 /(1)/                                             10,000     9,997
1.55%, 10/15/04 /(1)/                                            3,000     2,994
1.60%, 10/25/04                                                 12,000    11,971
Fairway Finance Corp.,
1.54%, 9/20/04                                                  25,000    24,980
1.63%, 10/13/04                                                  4,000     3,992
Gemini Securitization,
1.54%, 9/17/04                                                   2,000     1,999
Hatteras Funding Corp.,
1.67%, 10/25/04                                                  9,000     8,977
1.68%, 11/18/04                                                  2,000     1,993

         LIQUID ASSETS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 26.9% - CONTINUED
Multi-Seller Conduits - 13.5% - (continued)
Jupiter Securitization Corp.,
1.52%, 9/9/04                                                 $ 4,000   $  3,999
Kitty Hawk Funding Corp.,
1.08%, 9/20/04                                                  2,000      1,999
Legacy Capital LLC,
1.62%, 10/4/04                                                  2,000      1,997
Lexington Parker Capital,
1.12%, 9/1/04                                                   3,000      3,000
1.42%, 9/7/04                                                   8,000      7,998
1.54%, 9/14/04                                                  2,000      2,000
1.66%, 11/3/04                                                  3,000      2,991
1.67%, 11/8/04                                                  2,000      1,994
Regency Markets, Inc.,
1.53%, 9/20/04                                                  8,000      7,994
Sheffield Receivables Corp.,
1.53%, 9/8/04                                                  10,000      9,997
Tannehill Capital Co. LLC, /(1)/
1.45%, 9/17/04                                                 22,000     21,986
                                                                        --------
                                                                         220,684
                                                                        --------
Non-Depository Personal Credit - 0.2%
Countrywide Financial Corp.,
1.60%, 9/21/04                                                  3,000      2,997
                                                                        --------
Other Receivables - 0.1%
Thornburg Mortgage Capital Resources,
1.66%, 9/27/04                                                  2,000      1,998
                                                                        --------
Security and Commodity Brokers - 0.6%
Morgan Stanley, FRCP,
1.64%, 9/1/04                                                  10,000     10,000
                                                                        --------
Single Seller Conduits - 0.3%
Ticonderoga Funding LLC, /(1)/
1.72%, 11/17/04                                                 5,000      4,982
                                                                        --------
Structured Investment Vehicles - 4.5%
Cancara Asset Securitization Ltd.,
1.54%, 10/15/04 /(1)/                                           6,000      5,989
1.68%, 11/9/04                                                  1,000        997
1.70%, 11/22/04                                                 1,000        996
CC USA Inc., /(1)/
1.67%, 11/15/04                                                 3,000      2,990
Grampian Funding Ltd.,
1.14%, 9/13/04                                                  4,000      3,998
1.17%, 9/14/04                                                  3,000      2,999
1.45%, 9/16/04                                                  2,000      1,999
1.63%, 11/4/04                                                  6,000      5,983

         LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 26.9% - CONTINUED
Structured Investment Vehicles - 4.5% - (continued)
Mane Funding Corp.,
1.67%, 11/16/04                                               $ 1,000   $    996
Perry Global Funding LLC,
1.54%, 9/13/04                                                  5,000      4,997
1.63%, 10/19/04                                                 4,000      3,991
Scaldis Capital LLC,
1.48%, 9/13/04                                                  4,000      3,998
Solitaire Funding LLC,
1.56%, 9/22/04                                                 12,000     11,989
Surrey Funding Corp.,
1.49%, 9/14/04                                                  8,000      7,996
1.60%, 10/18/04                                                 2,000      1,996
1.64%, 10/22/04                                                 9,000      8,979
1.66%, 10/26/04                                                 3,000      2,992
                                                                        --------
                                                                          73,885
                                                                        --------

--------------------------------------------------------------------------------
Total Commercial Paper (Cost $440,425)                                   440,425
--------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 22.5%
Bank Holding Companies - 1.5%
JP Morgan Chase & Co., FRN,
1.99%, 11/24/04                                                 5,000      5,007
Wells Fargo & Co., FRN,
1.62%, 9/24/04                                                 20,000     20,002
                                                                        --------
                                                                          25,009
                                                                        --------
Domestic Depository Institutions - 5.9%
American Express Bank FSB, FRN,
1.56%, 9/15/04                                                 15,000     14,998
1.60%, 9/29/04                                                 15,000     14,998
American Express Centurion Bank, FRN,
1.54%, 9/13/04                                                  2,000      2,000
1.58%, 9/27/04                                                 15,000     15,000
Bank One N.A., FRN,
1.52%, 9/15/04                                                  5,000      5,002
National City Bank, Cleveland, FRN,
1.56%, 9/1/04                                                  10,000      9,997
1.54%, 9/3/04                                                   5,250      5,251
1.55%, 9/20/04                                                  5,000      5,000
1.68%, 11/9/04                                                 15,000     15,003
1.66%, 11/19/04                                                10,000      9,999
                                                                        --------
                                                                          97,248
                                                                        --------
Foreign Depository Institutions - 1.8%
Nationwide Building Society, FRN, /(1)/
1.59%, 9/28/04                                                  5,000      5,000
Royal Bank of Canada, FRN,
1.55%, 9/10/04                                                 15,000     15,000
Westpac Banking Corp., FRN,
1.41%, 9/13/04                                                 10,000     10,000
                                                                        --------
                                                                          30,000
                                                                        --------

         LIQUID ASSETS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 22.5% - CONTINUED
Insurance Carriers - 1.6%
AIG Sun America Finance VIII, FRN, /(1)/
1.73%, 9/15/04                                                $ 2,000   $  2,001
Allstate Life Global Funding II, FRN, /(1)/
1.60%, 9/15/04                                                 10,000     10,000
ASIF Global Finance XV, FRN, /(1)/
1.60%, 9/3/04                                                   3,300      3,303
Metropolitan Life, FRN, /(1)/
1.61%, 9/15/04                                                 10,000     10,000
                                                                        --------
                                                                          25,304
                                                                        --------
Non-Depository Personal Credit - 3.9%
American General Finance Corp., FRN,
1.91%, 9/20/04                                                 10,000     10,012
American Honda Finance, FRN, /(1)/
1.48%, 9/10/04                                                 15,000     15,010
1.72%, 10/13/04                                                 3,000      3,005
Countrywide Home Loan, FRN,
1.64%, 9/23/04                                                  2,000      1,999
General Electric Capital Corp., FRN,
1.66%, 9/9/04                                                  15,000     15,011
1.65%, 9/15/04                                                 13,380     13,393
SLM Corp., FRN, /(1)/
1.52%, 10/1/04                                                  5,000      5,000
                                                                        --------
                                                                          63,430
                                                                        --------
Security and Commodity Brokers - 3.3%
Credit Suisse First Boston USA, Inc., FRN, MTN,
2.00%, 11/22/04                                                 2,000      2,003
Lehman Brothers Holdings, FRN,
1.68%, 9/22/04                                                  5,000      5,000
Merrill Lynch & Co., FRN,
1.72%, 9/13/04                                                 15,000     15,017
1.84%, 10/28/04                                                 5,000      5,008
1.90%, 11/23/04                                                15,000     15,023
Morgan Stanley, FRN,
1.64%, 9/27/04                                                 12,000     12,000
                                                                        --------
                                                                          54,051
                                                                        --------
Structured Investment Vehicles - 4.5%
Beta Finance, Inc., FRN, MTN, /(1)/
1.54%, 9/15/04                                                  5,000      4,999
1.60%, 9/17/04                                                 15,000     15,002
CC USA, Inc., FRN, MTN, /(1)/
1.51%, 9/9/04                                                   5,000      5,001
1.46%, 9/15/04                                                 25,000     25,000
1.66%, 11/22/04                                                 8,000      7,999
Dorada Finance, Inc., FRN, /(1)/
1.69%, 9/1/04                                                  15,000     15,006
                                                                        --------
                                                                          73,007
                                                                        --------
Total Corporate Notes/Bonds (Cost $368,049)                              368,049
--------------------------------------------------------------------------------

         LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS - 5.7%
Domestic Depository Institutions - 4.7%
National City Bank Cleveland, Grand Cayman,
1.53%, 9/1/04                                                  $15,000   $15,000
Sun Trust Bank, Atlanta, Grand Cayman,
1.51%, 9/1/04                                                   32,000    32,000
Wells Fargo Bank N.A., San Francisco,
Grand Cayman,
1.59%, 9/1/04                                                   30,000    30,000
                                                                         -------
                                                                          77,000
                                                                         -------
Foreign Depository Institutions - 1.0%
Banco Espanol de Credito, Madrid,
1.57%, 10/19/04                                                  1,000     1,000
Banco Popular Espanol, Madrid,
1.75%, 12/9/04                                                   1,000     1,000
1.71%, 12/13/04                                                  1,000     1,000
Barclays Bank, Global Treasury Services, London,
1.54%, 9/17/04                                                   2,000     2,000
Credit Commercial De France, Paris,
1.69%, 11/1/04                                                   2,000     2,000
Fortis Bank, Brussels, Belgium,
1.65%, 11/2/04                                                   6,000     6,000
1.90%, 2/1/05                                                    1,000     1,000
ING Bank, Amsterdam,
1.50%, 9/15/04                                                   1,000     1,000
Standard Chartered Bank, London
1.64%, 10/19/04                                                  2,000     2,000
                                                                         -------
                                                                          17,000
                                                                         -------
--------------------------------------------------------------------------------
Total Eurodollar Time Deposits (Cost $94,000)                             94,000
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 3.9%
Administration of Environmental and Housing
Programs - 1.9%
State of Texas G.O. Taxable, Veteran's Land
Refunding Bonds, Series 2000A,
1.57%, 9/8/04                                                   19,250    19,250
State of Texas, Veteran's Housing Program
Fund II, Taxable, Series 99A-2,
1.58%, 9/8/04                                                   11,400    11,400
                                                                         -------
                                                                          30,650
                                                                         -------
Educational Services - 0.4%
Savannah College of Art & Design Revenue Bond, Taxable,
Series 2004,
1.63%, 9/8/04                                                    5,900     5,900
                                                                         -------
Electric Services - 0.1%
M-S-R Public Power Agency, California, Taxable,
San Juan Project, Series 1998G,
1.64%, 9/8/04                                                    2,600     2,600
                                                                         -------
Engineering Accounting & Management - 0.1%
California PCR Environmental Improvement Taxable CP,
Series 1997, Browning Ferris Project,
1.55%, 9/10/04                                                   2,000     2,000
                                                                         -------

         LIQUID ASSETS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 3.9% - CONTINUED
Executive, Legislative & General
Government - 0.3%
Cook County, Illinois, G.O. Taxable Bonds,
Series 2004D,
1.66%, 9/8/04                                               $ 5,000   $    5,000
                                                                      ----------
Gas and Combined Utilities - 0.4%
Gainesville Florida Utility System, Taxable,
CP, Series D,
1.55%, 9/7/04                                                 7,031        7,029
                                                                      ----------
Public Finance Tax & Monetary - 0.2%
Oakland-Alameda County Coliseum Authority
CP Taxable, Oakland Coliseum Arena, Series 1996 A-1,
1.75%, 11/5/04                                                3,400        3,400
                                                                      ----------
Water Services - 0.5%
Olivenhain California Municipal Water District COP,
Taxable, Series 2002,
1.62%, 9/8/04                                                 7,640        7,640
                                                                      ----------
--------------------------------------------------------------------------------
Total Municipal Investments (Cost $64,219)                                64,219
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 0.2% /(2)/
Fannie Mae - 0.2.%
FNMA Note
1.55%, 5/4/05                                                 4,000        4,000
                                                                      ----------
--------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $4,000)                               4,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Investments, at Amortized Cost ($1,163,203)                            1,163,203
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 29.0%
(Colld. at a minimum of 102% by U.S.
Treasury Bonds/Notes)
Joint Repurchase Agreements - 3.0%
Bank of America Securities LLC, dated 8/31/04,
repurchase price $16,367
1.54%, 9/1/04                                                16,366       16,366
Morgan Stanley & Co., Inc., dated 8/31/04,
repurchase price $10,911
1.54%, 9/1/04                                                10,911       10,911
Societe Generale - New York Branch,
dated 8/31/04,
repurchase price $5,456
1.54%, 9/1/04                                                 5,455        5,455
UBS Securities LLC, dated 8/31/04,
repurchase price $16,367
1.55%, 9/1/04                                                16,366       16,366
--------------------------------------------------------------------------------
                                                                          49,098
--------------------------------------------------------------------------------

         LIQUID ASSETS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)       (000S)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 29.0% - CONTINUED
(Colld. at a minimum of 102% by U.S.
Government/Agency Securities)
Repurchase Agreements - 26.0%
Credit Suisse First Boston Corp., dated 8/31/04,
repurchase price $100,004
1.59%, 9/1/04                                            $100,000    $  100,000
Lehman Brothers, Inc., dated 8/31/04,
repurchase price $75,003
1.59%, 9/1/04                                              75,000        75,000
Merrill Lynch, dated 8/31/04,
repurchase price $125,006
1.59%, 9/1/04                                             125,000       125,000
UBS Securities LLC, dated 8/31/04,
repurchase price $125,006
1.59%, 9/1/04                                             125,000       125,000
                                                                    -----------
                                                                        425,000
-------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $474,098)                             474,098
-------------------------------------------------------------------------------
Total Investments - 100.0% (Cost $1,637,301) /(3)/                    1,637,301
-------------------------------------------------------------------------------
Liabilities less Other Assets - (0.0)%                                   (1,044)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                  $1,636,257
-------------------------------------------------------------------------------

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of these securities amounted to approximately $250,187,000 or 15.3% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ The cost for federal income tax purposes was $1,637,301.

         LIQUID ASSETS PORTFOLIO 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION
AUGUST 31, 2004 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

CP Commercial Paper

COP Certificate of Participation

FNMA Fannie Mae

FRCP Floating Rate Commercial Paper

FRN Floating Rate Notes

G.O. General Obligation

MTN Medium Term Notes

PCR Pollution Control Revenue

        LIQUID ASSETS PORTFOLIO 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Institutional Funds
             ----------------------------

By:          /s/ Lloyd A. Wennlund
             ----------------------------
             Lloyd A. Wennlund, President
             (Principal Executive Officer)


Date:        October 27, 2004
             ----------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant) Northern Institutional Funds
             ----------------------------

By:          /s/ Lloyd A. Wennlund
             ----------------------------
             Lloyd A. Wennlund, President
             (Principal Executive Officer)


Date:        October 27, 2004
             ----------------



By:          /s/ Brian P. Ovaert
             ----------------------------
             Brian P. Ovaert, Treasurer
             (Principal Financial Officer)


Date:        October 27, 2004
             ----------------